| 1
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
A
A
A SHARES VALUE
PREFERRED STOCKS - 2 .8%
FINANCIAL - 2 .4%
Wells Fargo & Co.
6.13% 1,250,000 $ 1,264,798
Charles Schwab Corp.
6.10% 1,250,000 1,250,275
Citigroup, Inc.
6.63% 530,000 539,962
6.88% 400,000 409,647
6.25% 4,400 110,704
6.75% 100,000 101,396
Corebridge Financial, Inc.
6.88% 700,000 728,413
State Street Corp.
6.45% 50,000 50,971
American National Group, Inc.
7.38% 1,000 23,470
Total Financial 4,479,636
ENERGY - 0 .2%
Venture Global LNG, Inc.
9.00%
(a)
440,000 429,579
GOVERNMENT - 0 .2%
CoBank ACB
6.75% 400,000 402,854
UTILITIES - 0 .0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 06/01/85 225 5,474
Total Preferred Stocks
(Cost $5,240,309) 5,317,543
MONEY MARKET FUNDS
(b)
- 0 .6%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(c)
1,042,759 1,042,759
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
21,318 21,318
Total Money Market Funds
(Cost $1,064,077) 1,064,077
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 49 .1%
COLLATERALIZED LOAN OBLIGATIONS - 26 .7%
Ares Direct Lending CLO 7 LLC
2025-3A A2, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/20/38
◊,(a)
1,400,000 1,399,816
2025-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,(a)
1,400,000 1,397,069
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(a)
2,500,000 $ 2,497,501
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(a)
2,250,000 2,252,250
Hlend CLO LLC
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,(a)
950,000 947,690
2026-5A A1, 5.06% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/15/39
◊,(a)
350,000 348,724
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(a)
300,000 299,798
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(a)
300,000 299,386
2025-3A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,(a)
250,000 248,438
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(a)
1,500,000 1,498,359
2021-48A CR, 5.43% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,(a)
500,000 500,327
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(a)
1,500,000 1,498,502
2020-49A A2R2, 5.36%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,(a)
500,000 499,975
JCP Direct Lending CLO LLC
2023-1A AJR, 5.46% (3 Month
Term SOFR + 1.78%,
Rate Floor: 1.78%) due
07/20/37
◊,(a)
1,000,000 1,000,171
2023-1A BR, 5.63% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/20/37
◊,(a)
1,000,000 998,203

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
BSPDF Issuer LLC
2026-FL3 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
09/18/43
◊,(a)
950,000 $ 949,994
2026-FL4 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/18/43
◊,(a)
400,000 399,998
2026-FL4 C, 5.69% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/18/43
◊,(a)
250,000 249,999
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,(a)
1,500,000 1,505,721
Cerberus Loan Funding XLIV
LLC
2023-5AR A1R due
01/15/36
(a),(d)
1,500,000 1,500,000
STWD LLC
2025-FL4 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,(a)
1,400,000 1,400,598
A10 Issuer LLC
2025-FL6 A, 5.09% (1 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
05/15/42
◊,(a)
700,000 700,523
2025-FL6 AS, 5.51% (1 Month
Term SOFR + 1.89%,
Rate Floor: 1.89%) due
05/15/42
◊,(a)
700,000 699,640
Owl Rock CLO IX LLC
2022-9A AR, 5.21% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
11/22/37
◊,(a)
1,100,000 1,099,759
2022-9A BR, 5.49% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/22/37
◊,(a)
250,000 250,026
Golub Capital Partners CLO
46M Ltd.
2019-46AR CR2 due
04/20/37
(a),(d)
1,300,000 1,300,000
Owl Rock CLO X LLC
2023-10A AR, 5.07% (3
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 04/20/37
◊,(a)
1,300,000 1,299,119
INCREF LLC
2026-FL3 AS, 5.30% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/19/44
◊,(a)
1,250,000 1,249,448
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
BCRED CLO LLC
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,(a)
650,000 $ 648,399
2025-1A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,(a)
500,000 498,869
GS REFT Issuer Ltd.
2026-FL1 C, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
10/19/43
◊,(a)
1,050,000 1,050,854
Golub Capital Partners CLO
54M, LP
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,(a)
500,000 499,998
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(a)
500,000 499,811
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(a)
650,000 649,645
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(a)
300,000 299,504
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,(a)
950,000 947,693
Golub Capital Partners CLO
69M
2023-69A CR, 5.70% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,(a)
450,000 449,663
2023-69A BR, 5.35% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,(a)
450,000 448,895
TRTX Issuer Ltd.
2025-FL7 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
06/18/43
◊,(a)
700,000 700,556
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(a)
100,000 100,231
PFP Ltd.
2025-12 AS, 5.38% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,(a)
400,000 400,797

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 3
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
2026-14 B, 5.45% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
12/18/43
◊,(a)
250,000 $ 249,778
2026-14 C, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
12/18/43
◊,(a)
150,000 149,867
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(a)
750,000 749,511
Cerberus Loan Funding 53 LLC
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,(a)
750,000 749,380
BDS LLC
2025-FL15 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
03/19/43
◊,(a)
300,000 298,100
2025-FL14 AS, 5.21% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,(a)
200,000 199,943
2025-FL16 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,(a)
150,000 148,646
2024-FL13 AS, 5.63% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,(a)
100,000 100,159
FS Rialto Issuer LLC
2025-FL10 A, 5.02% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
08/19/42
◊,(a)
300,000 299,637
2025-FL10 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,(a)
250,000 249,809
2024-FL9 B, 5.93% (1 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/19/39
◊,(a)
100,000 99,580
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(a)
300,000 300,459
2023-1A CR, 6.30% (3 Month
Term SOFR + 2.65%,
Rate Floor: 2.65%) due
03/22/35
◊,(a)
300,000 300,248
BXMT Ltd.
2026-FL6 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(a)
550,000 549,759
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,(a)
350,000 $ 349,240
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(a)
200,000 199,805
CIFC Funding Ltd.
2015-4A BR3, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,(a)
500,000 499,618
AGL CLO 39 Ltd.
2025-39A B, 5.18% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,(a)
500,000 498,786
ACREC LLC
2026-FL5 B, 5.35% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/18/43
◊,(a)
450,000 450,000
VMC Finance LLC
2026-FL6 B, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(a)
400,000 399,998
D2 Multifamily Credit Issuer Ltd.
2026-FL1 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/43
◊,(a)
300,000 299,872
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(a)
100,000 100,000
LoanCore Issuer LLC
2025-CRE9 AS, 5.34%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,(a)
200,000 200,305
2025-CRE9 B, 5.59% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,(a)
100,000 99,845
2025-CRE8 B, 5.48% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,(a)
100,000 99,711
Brsp Ltd.
2026-FL3 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(a)
350,000 350,293
Acrec LLC
2026-FL5 C, 5.55% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/18/43
◊,(a)
200,000 200,000

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
2025-FL3 B, 5.58% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,(a)
150,000 $ 149,856
Eldridge CLO Ltd.
2025-2A C, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,(a)
300,000 300,804
BSPRT Issuer LLC
2025-FL12 AS, 5.28% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,(a)
100,000 100,113
2024-FL11 B, 5.92% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,(a)
100,000 100,103
2025-FL12 B, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,(a)
100,000 100,076
Owl Rock CLO XXII LLC
2025-22A A, 5.15% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(a)
300,000 299,851
AREIT Ltd.
2025-CRE10 A, 5.02% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,(a)
150,000 149,990
2025-CRE11 B, 5.64% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,(a)
150,000 149,410
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,(a)
300,000 299,312
Sound Point CLO Ltd.
2025-1RA C, 5.74% (3 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
02/20/38
◊,(a)
250,000 250,943
Palmer Square CLO Ltd.
2024-3A B, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,(a)
250,000 250,821
Neuberger Berman Loan
Advisers CLO 58 Ltd.
2024-58A B, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/18/38
◊,(a)
250,000 250,647
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
Greystone CRE Notes LLC
2025-FL4 AS, 5.76% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
01/15/43
◊,(a)
250,000 $ 250,483
Wellfleet CLO Ltd.
2022-2A BR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/18/37
◊,(a)
250,000 250,390
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A1T, 5.26% (3
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 01/15/37
◊,(a)
250,000 250,281
Fortress Credit BSL XVI Ltd.
2022-3A BR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/35
◊,(a)
250,000 250,087
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(a)
250,000 249,837
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(a)
250,000 249,750
HPS Private Credit CLO LLC
2025-3A B, 5.73% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
07/20/37
◊,(a)
250,000 249,620
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,(a)
250,000 249,571
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,(a)
250,000 249,489
Elmwood CLO 38 Ltd.
2025-1A B1, 5.11% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,(a)
250,000 249,364
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(a)
100,000 100,139
2024-4A C, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/15/36
◊,(a)
100,000 100,001

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 5
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 26.7% (continued)
Golub Capital Partners CLO
83M
2025-83A C, 5.70% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/09/38
◊,(a)
100,000 $ 99,922
2025-83A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,(a)
100,000 99,753
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(a)
150,000 149,986
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A C, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,(a)
150,000 149,942
STWD Ltd.
2021-FL2 AS, 5.20% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.45%) due
04/18/38
◊,(a)
104,659 104,290
Barings CLO Ltd.
2022-3A BR, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,(a)
100,000 100,175
Owl Rock CLO XIX LLC
2024-19A B, 5.56% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/22/37
◊,(a)
100,000 100,024
BCRED MML CLO LLC
2022-1A A1, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/20/35
◊,(a)
100,000 100,001
Ares Direct Lending CLO 2 LLC
2024-2A B, 5.58% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/20/36
◊,(a)
100,000 99,809
Total Collateralized Loan Obligations 49,783,138
TRANSPORT-AIRCRAFT - 5 .7%
Slam Ltd.
2024-1A, 5.34% due
09/15/49
(a)
885,924 877,099
2026-1A, 5.55% due
07/15/51
(a)
547,759 546,183
2025-1A, 5.81% due
05/15/50
(a)
233,586 234,699
MAPS Trust
2026-1A, 5.20% due
01/15/51
(a)
775,756 761,827
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
TRANSPORT-AIRCRAFT - 5.7% (continued)
2021-1A, 2.52% due
06/15/46
(a)
474,557 $ 460,569
2026-2A, 5.52% due
06/15/51
(a)
350,000 349,625
Castlelake Aircraft Structured
Trust
2026-1A, 5.07% due
03/15/51
(a)
587,531 577,078
2026-2A, 5.33% due
04/15/51
(a)
488,110 483,415
2025-3A, 5.09% due
11/15/50
(a)
286,199 282,045
2025-1A, 5.78% due
02/15/50
(a)
215,922 216,576
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
(a)
1,086,310 1,078,912
AASET Trust
2025-3A, 5.24% due
02/16/50
(a)
674,385 662,888
2025-1A, 5.94% due
02/16/50
(a)
224,508 225,142
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(a)
641,775 635,005
2025-1A, 5.90% due
08/15/50
(a)
220,434 221,116
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(e)
539,228 550,442
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(a)
546,101 543,952
Lunar Structured Aircraft
Portfolio Notes
2021-1, 3.43% due 10/15/46
(a)
317,273 303,008
2021-1, 2.64% due 10/15/46
(a)
155,381 147,525
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(a)
390,476 382,413
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
(a)
310,460 296,347
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(a)
295,325 289,362
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
(a)
234,223 234,812
AASET Ltd.
2024-2A, 5.93% due
09/16/49
(a)
219,060 220,313
Total Transport-Aircraft 10,580,353
INFRASTRUCTURE - 4 .6%
Switch ABS Issuer LLC
2026-1A, 5.61% due
03/27/56
(a)
1,250,000 1,254,836
2025-1A, 5.04% due
03/25/55
(a)
200,000 194,880

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
INFRASTRUCTURE - 4.6% (continued)
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
(a)
1,350,000 $ 1,325,574
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(a)
1,050,000 1,059,659
2026-1A, 5.22% due
02/25/56
(a)
250,000 248,344
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(a)
1,050,000 1,050,501
Compass Datacenters Issuer
III LLC
2026-1A, 5.29% due
02/25/56
(a)
950,000 939,814
Hotwire Funding LLC
2024-1A, 5.89% due
06/20/54
(a)
550,000 555,128
2024-1A, 6.67% due
06/20/54
(a)
150,000 151,905
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
(a)
400,000 388,711
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(a)
350,000 347,039
ALLO Issuer LLC
2026-1A, 5.61% due
06/20/56
(a)
300,000 302,929
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(a)
300,000 294,478
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
(a)
200,000 200,905
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
(a)
100,000 98,740
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
(a)
100,000 98,570
SBA Tower Trust
4.83% due 10/15/29
(a)
50,000 49,995
Total Infrastructure 8,562,008
FINANCIAL - 3 .6%
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(e)
1,900,000 1,898,212
Atlas SP Partners, LP
6.13% due 12/12/30
(e)
1,000,000 1,000,422
Project Leopard
6.53% due 05/06/41
(e)
1,000,000 995,000
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
FINANCIAL - 3.6% (continued)
STEIV 1
2025-1A, 6.82% due
04/15/46
(e)
750,000 $ 730,323
Ceamer Finance LLC
6.18% (WAC) due 12/15/40
◊,(e)
592,939 590,627
6.79% due 11/15/39
(e)
81,298 82,184
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(e)
442,917 442,725
Pilatus Bank plc
6.32% due 03/31/40
(e)
250,000 249,492
Metis Issuer LLC
6.89% due 05/15/55
(e)
250,000 246,598
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
(a),(e)
250,000 246,068
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(e)
147,906 146,440
Total Financial 6,628,091
SINGLE FAMILY RESIDENCE - 3 .0%
Tricon Trust
2026-SFR2, 5.00% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
06/17/43
◊,(a)
2,500,000 2,500,457
Tricon Residential Trust
2024-SFR1, 4.75% due
04/17/41
(a)
1,500,000 1,471,722
2025-SFR1, 4.98% (1 Month
Term SOFR + 1.35%,
Rate Floor: 1.35%) due
03/17/42
◊,(a)
100,000 99,929
2024-SFR4, 4.65% due
11/17/41
(a)
100,000 97,463
Progress Residential Trust
2025-SFR6, 4.00% due
12/17/42
(a)
1,450,000 1,358,358
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
(a)
100,000 95,976
Total Single Family Residence 5,623,905
WHOLE BUSINESS - 1 .9%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
(a)
646,750 640,128
2024-1A, 6.17% due
01/25/54
(a)
391,000 399,395
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
(a)
746,250 729,679
Wingstop Funding LLC
2024-1A, 5.86% due
12/05/54
(a)
700,000 705,881

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
WHOLE BUSINESS - 1.9% (continued)
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
(a)
294,750 $ 298,737
Taco Bell Funding LLC
2025-1A, 4.82% due
08/25/55
(a)
150,000 148,180
2025-1A, 5.05% due
08/25/55
(a)
150,000 147,689
DB Master Finance LLC
2021-1A, 2.49% due
11/20/51
(a)
219,650 207,099
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
(a)
98,500 100,241
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
(a)
94,250 92,190
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
(a)
49,250 47,538
Total Whole Business 3,516,757
NET LEASE - 1 .7%
Capital Automotive REIT
2024-2A, 5.25% due
05/15/54
(a)
733,750 726,411
2024-2A, 4.90% due
05/15/54
(a)
562,250 560,447
2026-1A, 5.07% due
02/15/56
(a)
298,750 286,974
2024-3A, 4.55% due
10/15/54
(a)
98,000 93,523
SVC ABS LLC
2026-1A, 5.16% due
03/20/56
(a)
549,313 541,158
CMFT Net Lease Master Issuer
LLC
2021-1, 2.57% due 07/20/51
(a)
478,852 413,368
Store Master Funding LLC
2025-1A, 5.17% due
10/20/55
(a)
348,688 335,420
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
(a)
98,917 100,195
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
(a)
99,596 98,563
Total Net Lease 3,156,059
UNSECURED CONSUMER LOANS - 0 .7%
GreenSky Home Improvement
Issuer Trust
2025-2A, 5.07% due
06/25/60
(a)
330,312 329,052
2025-3A, 4.86% due
12/27/60
(a)
300,000 297,148
2024-2, 5.26% due 10/27/59
(a)
77,366 77,529
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 49.1% (continued)
UNSECURED CONSUMER LOANS - 0.7% (continued)
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
(a)
177,422 $ 175,976
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
(a)
170,902 169,568
Foundation Finance Trust
2025-1A, 5.55% due
04/15/50
(a)
84,723 85,039
2024-2A, 4.93% due
03/15/50
(a)
73,886 73,317
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
(a)
63,645 63,240
Total Unsecured Consumer Loans 1,270,869
AUTOMOTIVE - 0 .5%
Avis Budget Rental Car Funding
AESOP LLC
2025-2A, 5.51% due
08/20/31
(a)
900,000 907,577
Avis Budget Rental Car Funding
LLC
2026-4A, 5.48% due
12/20/32
(a)
100,000 100,138
Total Automotive 1,007,715
COLLATERALIZED DEBT OBLIGATIONS - 0 .3%
Project Indigo
6.01% due 03/31/32
(e)
343,193 343,193
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
(a)
241,334 231,946
Total Collateralized Debt Obligations 575,139
TRANSPORT-CONTAINER - 0 .2%
Textainer Marine Containers
VII Ltd.
2021-3A, 1.94% due
08/20/46
(a)
245,333 221,274
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
(a)
181,083 181,234
Total Transport-Container 402,508
INSURANCE - 0 .2%
Dogwood State Bank
6.45% due 06/24/32
(e)
335,083 333,697
SOLAR - 0 .0%
SSI ABS Issuer LLC
2025-1, 6.15% due 07/25/65
(a)
96,358 94,587
Total Asset-Backed Securities
(Cost $91,773,681) 91,534,826

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28 .8%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24 .8%
PRPM LLC
2026-3, 5.96% due
04/25/31
(a),(f)
1,630,665 $ 1,628,645
2025-5, 5.73% due
07/25/30
(a),(f)
850,994 847,778
2025-RCF3, 5.25% due
07/25/55
(a),(f)
690,179 685,365
2026-1, 5.19% due 02/25/31
(a)
516,603 510,060
2026-2, 5.09% due
02/25/31
(a),(f)
329,544 324,871
2025-8, 5.39% due
10/25/30
(a),(f)
309,412 307,592
2025-7, 5.50% due
08/25/30
(a),(f)
303,390 302,133
2025-RPL3, 3.25% due
04/25/55
(a),(f)
200,000 191,963
2025-6, 5.77% due
08/25/28
(a),(f)
172,972 172,406
2024-6, 5.70% due
11/25/29
(a),(f)
81,896 81,938
NLT Trust
2026-NQM1, 7.07% (WAC)
due 02/25/71
◊,(a)
2,946,514 3,069,631
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(a)
1,111,656 1,154,362
FIGRE Trust
2026-HE1, 5.43% (WAC) due
01/25/56
◊,(a)
767,547 758,875
2025-HE8, 5.36% (WAC) due
11/25/55
◊,(a)
601,523 596,827
2024-HE2, 6.38% (WAC) due
05/25/54
◊,(a)
283,942 288,392
2026-HE5, 5.81% (WAC) due
06/25/56
◊,(a)
243,299 243,443
2025-HE1, 5.93% (WAC) due
01/25/55
◊,(a)
211,622 213,208
2026-HE2, 5.25% (WAC) due
01/25/56
◊,(a)
184,755 181,981
2026-FL2, 5.92% due
06/25/56
(a),(f)
150,000 149,836
2025-PF1, 5.91% (WAC) due
06/25/55
◊,(a)
147,007 147,563
2025-PF2, 5.02% (WAC) due
10/25/55
◊,(a)
125,130 123,065
2024-HE6, 5.97% (WAC) due
12/25/54
◊,(a)
103,631 103,720
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(a)
98,251 98,548
2024-HE4, 5.06% (WAC) due
09/25/54
◊,(a)
63,647 63,357
OBX Trust
2026-NQM5, 5.68% due
01/25/66
(a),(f)
815,236 812,707
2026-NQM9, 5.62% due
04/25/66
(a),(f)
800,000 797,844
2026-NQM9, 5.52% due
04/25/66
(a),(f)
500,000 498,685
2024-NQM18, 5.87% due
10/25/64
(a),(f)
207,192 207,197
2025-NQM2, 5.95% due
11/25/64
(a),(f)
161,526 161,782
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.8%
(continued)
2025-NQM13, 5.82% due
05/25/65
(a),(f)
108,601 $ 108,489
2025-NQM1, 5.85% due
12/25/64
(a),(f)
68,468 68,497
2025-NQM1, 5.70% due
12/25/64
(a),(f)
68,468 68,485
2024-NQM15, 5.72% due
10/25/64
(a),(f)
58,594 58,516
2024-NQM12, 5.83% due
07/25/64
(a),(f)
54,037 54,020
2024-NQM13, 5.37% due
06/25/64
(a),(f)
54,067 53,945
2024-NQM16, 5.73% due
10/25/64
(a),(f)
53,206 53,192
Cross Mortgage Trust
2026-NQM3, 5.36% due
03/25/71
(a),(f)
2,005,289 1,989,838
2026-NQM1, 5.16% due
02/25/61
(a),(f)
332,472 328,143
2025-H1, 5.99% due
02/25/70
(a),(f)
197,373 197,721
2025-H2, 5.66% due
03/25/70
(a),(f)
172,612 172,132
2025-H6, 5.54% due
07/25/70
(a),(f)
162,182 161,653
2024-H7, 5.97% due
11/25/69
(a),(f)
67,712 67,797
SG Residential Mortgage Trust
2025-1, 5.25% due
12/25/65
(a),(f)
1,506,790 1,494,074
2026-1, 5.14% due
01/25/66
(a),(f)
620,191 612,096
Verus Securitization Trust
2025-12, 5.37% due
12/25/70
(a),(f)
933,464 926,518
2025-9, 5.19% due
10/27/70
(a),(f)
670,837 664,907
2025-5, 5.68% due
06/25/70
(a),(f)
340,492 340,278
2025-2, 5.51% due
03/25/70
(a),(f)
70,971 70,911
2024-9, 5.89% due
11/25/69
(a),(f)
70,364 70,429
Deephaven Residential
Mortgage Trust
2025-CES1, 5.48% due
10/25/55
(a),(f)
700,000 697,915
2025-CES1, 5.38% due
10/25/55
(a),(f)
583,607 581,903
2026-CES1, 5.41% due
03/25/61
(a),(f)
481,542 480,013
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, 5.22% due
09/25/70
(a),(f)
1,297,600 1,281,696
2025-NQM3, 5.76% due
05/25/70
(a),(f)
153,045 152,909
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
(a),(f)
1,400,000 1,390,490

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.8%
(continued)
RCKT Mortgage Trust
2025-CES5, 5.69% due
05/25/55
(a),(f)
1,023,207 $ 1,027,053
2025-CES1, 5.65% due
01/25/45
(a),(f)
185,979 186,619
2025-CES6, 5.47% due
06/25/55
(a),(f)
169,469 169,591
Angel Oak Mortgage Trust
2025-12, 5.34% due
12/25/70
(a),(f)
1,310,507 1,297,905
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(a),(f)
700,000 693,867
2025-LOC4, 5.38% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,(a)
570,248 573,609
Vista Point Securitization Trust
2026-CES2, 5.58% due
05/25/56
(a),(f)
1,250,000 1,250,198
JP Morgan Mortgage Trust
2026-VIS1, 5.24% due
06/25/66
(a),(f)
732,316 724,078
2026-CES1, 4.96% due
06/25/56
(a),(f)
227,051 224,339
2025-1, 6.00% (WAC) due
06/25/55
◊,(a)
115,621 115,890
2024-NQM1, 5.95% due
02/25/64
(a),(f)
87,180 87,224
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(a),(f)
1,100,000 1,094,481
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(a)
973,106 973,541
CIM Trust
2026-R1, 4.75% due
12/25/65
(a),(f)
943,717 926,122
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(a)
918,596 867,212
Aspire Mortgage Trust
2026-3, 5.66% due
05/25/66
(a),(f)
300,000 299,213
2026-3, 5.56% due
05/25/66
(a),(f)
200,000 200,169
2026-2, 5.63% due
04/26/66
(a),(f)
196,649 195,880
2026-2, 5.73% due
04/26/66
(a),(f)
147,487 146,910
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
(a),(f)
689,174 667,748
2024-RPL1, 3.85% due
04/25/64
(a),(f)
84,365 81,963
Easy Street Mortgage Loan
Trust
2025-RTL2, 5.61% due
10/25/40
(a),(f)
700,000 698,460
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.8%
(continued)
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
(a),(f)
350,000 $ 347,339
2025-RTL3, 5.24% due
08/25/40
(a),(f)
250,000 249,774
2024-RTL5, 5.32% due
09/25/39
(a),(f)
100,000 100,097
Long Beach Mortgage Loan
Trust
2006-9, 3.98% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 10/25/36
◊
1,135,937 348,350
2006-9, 4.08% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 10/25/36
◊,(e)
916,237 272,588
GCAT Trust
2025-NQM3, 5.96% due
05/25/70
(a),(f)
198,311 198,339
2025-NQM4, 5.73% due
06/25/70
(a),(f)
195,912 195,618
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(a)
150,879 151,327
2022-NQM3, 5.35% (WAC)
due 04/25/67
◊,(a)
72,942 72,722
GS Mortgage-Backed Securities
Trust
2026-NQM4, 5.82% due
06/25/66
(a),(f)
581,442 579,010
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(a)
299,045 300,877
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(a)
275,862 276,625
BRAVO Residential Funding
Trust
2025-NQM4, 5.61% due
02/25/65
(a),(f)
164,454 164,739
2025-CES1, 5.70% due
02/25/55
(a),(f)
115,672 115,963
2025-NQM1, 5.91% due
12/25/64
(a),(f)
102,901 102,954
2024-NQM5, 6.16% due
06/25/64
(a),(f)
85,167 85,349
2024-NQM6, 5.66% due
08/01/64
(a),(f)
56,758 56,722
New Residential Mortgage Loan
Trust
2025-NQM3, 5.73% due
05/25/65
(a)
358,947 358,772
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(a)
71,788 71,859
2024-NQM2, 5.42% due
09/25/64
(a)
57,763 57,252
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE2, 3.97% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
870,353 394,569

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.8%
(continued)
Carrington Mortgage Loan Trust
Series
2005-NC3, 4.81% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 06/25/35
◊
400,000 $ 382,338
Towd Point Mortgage Trust
2025-CES4, 5.46% due
10/25/65
(a),(f)
250,000 248,339
2024-4, 4.55% (WAC) due
10/27/64
◊,(a)
72,108 71,894
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,(a)
38,102 38,210
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 3.98% (1 Month
Term SOFR + 0.33%,
Rate Floor: 0.33%) due
04/25/37
◊,(e)
961,024 329,124
HOMES Trust
2025-NQM1, 5.96% due
01/25/70
(a),(f)
151,943 152,052
2024-AFC2, 5.98% due
10/25/59
(a),(f)
66,836 66,928
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(a),(f)
200,000 199,539
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,(a)
141,999 141,646
2025-6, 5.50% (WAC) due
07/25/55
◊,(a)
43,901 43,833
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,(a)
111,170 111,033
2025-1, 5.50% (WAC) due
02/25/55
◊,(a)
65,225 65,136
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,(a)
158,054 155,831
EFMT
2025-CES1, 5.73% due
01/25/60
(a),(f)
114,181 114,492
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,(a)
120,000 100,123
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
(a),(f)
55,427 53,170
2024-RS2, 3.00% due
08/01/69
(a),(f)
31,966 30,510
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,(a)
81,066 80,861
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.8%
(continued)
COLT Mortgage Loan Trust
2025-3, 5.56% due
03/25/70
(a),(f)
62,252 $ 62,114
Total Residential Mortgage-Backed Securities 46,320,431
GOVERNMENT AGENCY - 2 .0%
Fannie Mae
5.00% due 03/25/55 3,163,748 3,147,511
5.69% due 07/01/55 248,502 250,618
Freddie Mac
5.50% due 07/25/53 215,721 216,290
5.25% due 04/25/53 153,103 153,187
Total Government Agency 3,767,606
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .2%
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(a)
1,050,000 1,050,985
MILE Trust
2025-STNE, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/15/42
◊,(a)
900,000 906,610
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/27/40
(a)
143,246 141,518
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(a)
25,000 21,687
Total Commercial Mortgage-Backed Securities 2,120,800
MILITARY HOUSING - 0 .8%
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, 7.15% due
08/10/36
(a),(e)
1,391,770 1,472,026
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due
10/25/52
◊,(a),(g)
889,728 49,781
Total Military Housing 1,521,807
Total Collateralized Mortgage Obligations
(Cost $54,167,782) 53,730,644
CORPORATE BONDS - 28 .2%
FINANCIAL - 12 .1%
Macquarie Bank Ltd.
5.82% due 06/10/37
(a),(h)
1,250,000 1,247,925
Citadel Securities Global
Holdings LLC
6.20% due 06/18/35
(a)
870,000 889,059
5.75% due 03/27/36
(a)
250,000 247,711
Rocket Companies, Inc.
6.38% due 08/01/33
(a)
330,000 335,598

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 11
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 12.1% (continued)
6.50% due 06/15/34
(a)
300,000 $ 307,704
6.13% due 08/01/31
(a)
300,000 306,397
AmFam Holdings, Inc.
3.83% due 03/11/51
(a)
1,355,000 948,729
National Australia Bank Ltd.
5.63% due 06/04/37
(a),(h)
950,000 948,680
Allianz SE
6.55%
(a),(h),(i)
400,000 405,576
6.50%
(a),(h),(i)
400,000 401,814
Enstar Group Ltd.
6.69% due 07/15/37
(a),(h)
775,000 776,629
UWM Holdings LLC
6.25% due 03/15/31
(a)
700,000 623,856
6.63% due 02/01/30
(a)
150,000 139,768
Encore Capital Group, Inc.
6.63% due 04/15/31
(a)
450,000 455,174
6.63% due 06/01/32
(a)
300,000 300,418
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
(a)
670,000 700,760
Jane Street Group / JSG
Finance, Inc.
6.13% due 11/01/32
(a)
680,000 680,142
Reinsurance Group of America,
Inc.
6.65% due 09/15/55
(h)
670,000 677,394
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
(a)
700,000 675,832
Global Atlantic Fin Co.
7.25% due 03/01/56
(a),(h)
475,000 465,523
7.95% due 10/15/54
(a),(h)
200,000 201,412
OneMain Finance Corp.
7.50% due 05/15/31 530,000 547,547
6.63% due 05/15/29 50,000 50,983
Old Republic International Corp.
5.70% due 06/01/36 575,000 577,073
Apollo Global Management, Inc.
5.70% due 03/30/36 525,000 526,806
MetLife, Inc.
5.85% due 03/15/56
(h)
450,000 443,992
6.35% due 03/15/55
(h)
70,000 71,744
Sherwood Financing plc
7.90% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 400,000 459,287
Avilease Capital Ltd.
5.50% due 06/30/31
(a)
450,000 453,064
GA Global Funding Trust
4.50% due 09/18/30
(a)
450,000 436,045
Farmers Insurance Exchange
7.00% due 10/15/64
(a),(h)
420,000 422,035
Jefferies Financial Group, Inc.
5.50% due 02/15/36 390,000 376,346
Nassau Companies of New York
7.88% due 07/15/30
(a)
384,000 366,905
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 12.1% (continued)
Grand River Funding Trust II
7.28% due 02/15/56
(a)
350,000 $ 363,453
Hunt Companies, Inc.
5.25% due 04/15/29
(a)
361,000 356,720
Ameriprise Financial, Inc.
5.35% due 06/15/36 230,000 229,148
4.80% due 06/15/31 120,000 119,984
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
(a)
300,000 302,267
Prime Property Fund
5.81% due 07/15/35
(e)
300,000 298,091
Insured Lending 1 Ltd.
6.50% due 02/04/32
(e),(j)
EUR 250,000 285,625
Sumitomo Mitsui Financial
Group, Inc.
5.05% due 01/15/37
(h)
250,000 245,478
Pershing Square Holdings Ltd.
3.25% due 11/15/30 250,000 229,899
RLI Corp.
5.38% due 06/01/36 225,000 218,359
Loews Corp.
4.94% due 04/01/36 220,000 215,281
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
(h)
200,000 210,941
Nippon Life Insurance Co.
6.50% due 04/30/55
(a),(h)
200,000 209,717
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
(a),(h)
200,000 201,958
EQT AB
5.85% due 05/08/35
(a)
200,000 200,882
Grand River Funding Trust I
6.31% due 02/15/36
(a)
200,000 200,608
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 200,000 196,640
Societe Generale S.A.
5.40% due 04/10/37
(a),(h)
200,000 196,057
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
(e)
200,000 190,735
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(a)
195,000 188,286
Americo Life, Inc.
3.45% due 04/15/31
(a)
200,000 178,845
Goldman Sachs Group, Inc.
5.43% due 06/03/37
(h)
175,000 175,601
Blue Owl IV SR SEC A
5.94% due 08/22/45
(e)
156,000 150,960
Blue Owl IV SR SEC B
5.94% due 08/22/45
(e)
144,000 139,348
Focus Financial Partners LLC
6.75% due 09/15/31
(a)
125,000 125,777

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 12.1% (continued)
American National Group, Inc.
7.00% due 12/01/55
(h)
125,000 $ 122,059
American Express Co.
5.41% due 02/08/41
(h)
120,000 119,819
Belrose Funding Trust II
6.79% due 05/15/55
(a)
100,000 102,391
Equitable Holdings, Inc.
6.70% due 03/28/55
(h)
77,000 79,112
American National Global
Funding
5.25% due 06/03/30
(a)
60,000 60,057
Symetra Life Insurance Co.
6.55% due 10/01/55
(a)
50,000 51,279
Fortitude Group Holdings LLC
6.25% due 04/01/30
(a)
50,000 51,072
Ascot Group Ltd.
6.35% due 06/15/35
(a),(h)
50,000 50,176
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
(a)
50,000 47,996
Ryan Specialty LLC
5.88% due 08/01/32
(a)
13,000 12,790
Total Financial 22,595,339
COMMUNICATIONS - 3 .7%
Space Exploration Technologies
Corp.
6.60% due 07/15/46
(a)
430,000 418,215
5.35% due 07/15/31
(a)
250,000 249,349
5.65% due 07/15/33
(a)
180,000 178,928
5.88% due 07/15/36
(a)
180,000 177,654
6.65% due 07/15/56
(a)
180,000 173,665
TELUS Corp.
7.00% due 10/15/55
(h)
330,000 341,216
6.38% due 06/09/56
(h)
210,000 209,458
6.63% due 06/09/56
(h)
185,000 184,536
6.63% due 10/15/55
(h)
50,000 50,696
Verizon Communications, Inc.
6.20% due 05/14/56
(h)
325,000 328,569
6.05% due 05/14/58
(h)
275,000 277,540
5.75% due 11/30/45 175,000 170,104
HUT 8 DC LLC
6.19% due 11/15/42
(a)
675,000 683,695
RD Michigan Property Owner
I LLC
7.50% due 03/30/45
(a)
685,000 682,771
Rogers Communications, Inc.
7.13% due 04/15/55
(h)
330,000 339,045
6.88% due 07/31/56
(h)
175,000 177,053
Bell Telephone Co. of Canada
or Bell Canada
7.00% due 09/15/55
(h)
330,000 341,003
6.88% due 09/15/55
(h)
100,000 102,216
Sirius XM Radio LLC
5.88% due 04/15/32
(a)
400,000 395,317
British Telecommunications plc
4.88% due 11/23/81
(a),(h)
405,000 391,099
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
COMMUNICATIONS - 3.7% (continued)
QTS Fayetteville I Dc1-2 LLC /
QTS TRS Fayetteville I DC1-2
LLC
5.70% due 04/15/36
(a)
400,000 $ 380,317
Meta Platforms, Inc.
6.30% due 05/15/56 300,000 298,625
Vmed O2 UK Financing I plc
6.75% due 01/15/33
(a)
200,000 169,333
Match Group Holdings II LLC
4.13% due 08/01/30
(a)
152,000 143,056
Cox Communications, Inc.
2.95% due 10/01/50
(a)
85,000 45,407
5.80% due 12/15/53
(a)
50,000 42,184
Total Communications 6,951,051
CONSUMER, NON-CYCLICAL - 2 .9%
DRI Healthcare, LP
5.35% due 03/24/31
(e)
500,000 489,968
5.65% due 03/24/33
(e)
500,000 488,892
Post Holdings, Inc.
6.50% due 03/15/36
(a)
750,000 741,483
Global Payments, Inc.
5.40% due 03/15/33 140,000 137,259
4.88% due 11/15/30 125,000 122,884
5.55% due 11/15/35 100,000 96,942
5.20% due 11/15/32 85,000 83,015
Highmark, Inc.
5.75% due 05/15/36
(a)
400,000 403,070
ADT Security Corp.
4.88% due 07/15/32
(a)
400,000 378,013
U.S. Foods, Inc.
7.25% due 01/15/32
(a)
350,000 363,201
Humana, Inc.
6.63% due 09/15/56
(h)
300,000 299,099
Abbott Laboratories
5.50% due 03/15/56 225,000 220,355
Icon Investments Six DAC
5.85% due 05/08/29 200,000 204,360
Novartis Capital Corp.
5.70% due 03/18/56 200,000 203,802
IQVIA, Inc.
6.25% due 06/01/32
(a)
200,000 203,336
Horseshoe Funding Trust II
6.89% due 11/15/55
(a)
175,000 183,454
Becle SAB de CV
2.50% due 10/14/31
(a)
200,000 171,808
CPI CG, Inc.
10.00% due 07/15/29
(a)
150,000 157,249
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30 EUR 100,000 118,259
Darling Global Finance B.V.
4.50% due 07/15/32
(a)
EUR 100,000 115,213
Sysco Corp.
4.95% due 03/25/36 100,000 96,241

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 13
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
CONSUMER, NON-CYCLICAL - 2.9% (continued)
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 06/15/54
(a)
50,000 $ 48,334
Total Consumer, Non-cyclical 5,326,237
CONSUMER, CYCLICAL - 2 .6%
Wyndham Hotels & Resorts,
Inc.
5.63% due 03/01/33
(a),(k)
1,050,000 1,036,309
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
(a)
650,000 642,973
LG Energy Solution Ltd.
5.25% due 04/02/31
(a)
600,000 598,501
Penn Entertainment, Inc.
6.75% due 04/01/31
(a)
402,000 404,092
HNI Corp.
5.13% due 01/18/29
(a)
400,000 393,959
Air Canada
4.63% due 08/15/29 CAD 480,000 340,377
Polaris, Inc.
5.60% due 03/01/31 250,000 250,160
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
(a)
200,000 196,046
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 200,000 193,714
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(a)
185,000 190,203
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
(a)
175,000 177,297
Lottomatica Group SpA
4.88% due 01/31/31
(a)
EUR 100,000 116,582
Lindblad Expeditions LLC
7.00% due 09/15/30
(a)
100,000 103,394
Hilton Domestic Operating Co.,
Inc.
5.50% due 09/15/31
(a)
100,000 100,256
New Flyer Holdings, Inc.
9.25% due 07/01/30
(a)
75,000 80,625
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 02/15/30
(a)
40,000 41,217
Whirlpool Corp.
4.50% due 06/01/46 50,000 29,763
4.60% due 05/15/50 10,000 5,961
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 03/15/33
(a)
25,000 25,094
Total Consumer, Cyclical 4,926,523
UTILITIES - 1 .7%
Dominion Energy, Inc.
6.25% due 12/15/56
(h)
450,000 451,905
6.20% due 02/15/56
(h)
150,000 150,474
6.00% due 02/15/56
(h)
50,000 50,221
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
UTILITIES - 1.7% (continued)
Sierra Pacific Power Co.
6.38% due 09/15/56
(h)
500,000 $ 498,701
6.20% due 12/15/55
(h)
50,000 49,562
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
(h)
144,000 146,657
6.63% due 10/01/66
(h)
125,000 126,925
Spire, Inc.
6.25% due 06/01/56
(h)
250,000 249,033
Electricite de France S.A.
6.13% due 04/22/56
(a)
250,000 246,627
Eversource Energy
6.10% due 08/15/56
(h)
125,000 124,756
6.35% due 08/15/56
(h)
100,000 100,079
Liberty Utilities Co.
5.65% due 05/15/36
(a)
225,000 224,106
American Electric Power Co.,
Inc.
5.80% due 03/15/56
(h)
110,000 109,396
6.05% due 03/15/56
(h)
110,000 109,381
PacifiCorp
7.38% due 09/15/55
(h)
135,000 136,369
NiSource, Inc.
5.75% due 07/15/56
(h)
125,000 124,819
WEC Energy Group, Inc.
5.63% due 05/15/56
(h)
125,000 124,245
Hope Gas Holdings LLC
6.18% due 09/01/37
(e)
100,000 99,011
Southern Co.
3.75% due 09/15/51
(h)
29,000 28,901
Total Utilities 3,151,168
INDUSTRIAL - 1 .6%
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
(a),(k)
555,000 567,396
6.38% due 12/15/30 EUR 100,000 118,054
Esab Corp.
5.63% due 04/01/31
(a)
650,000 650,705
Flowserve Corp.
5.70% due 05/15/36 400,000 402,028
WSP Global, Inc.
5.04% due 09/18/31
(a)
250,000 248,226
5.71% due 09/18/36
(a)
150,000 148,325
Graphic Packaging International
LLC
6.38% due 07/15/32
(a)
310,000 312,770
DAE Funding LLC
4.95% due 01/15/33
(a)
240,000 231,576
Builders FirstSource, Inc.
6.38% due 03/01/34
(a)
185,000 187,018
Atkore, Inc.
4.25% due 06/01/31
(a)
125,000 119,702
Amsted Industries, Inc.
6.38% due 03/15/33
(a)
45,000 45,502
Total Industrial 3,031,302

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
ENERGY - 1 .4%
Green Palm Bidco SARL
6.46% due 06/30/46
(a)
300,000 $ 303,916
5.96% due 06/30/41
(a)
300,000 303,174
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
(a)
120,000 131,702
6.50% due 06/15/34
(a)
125,000 130,222
6.13% due 12/15/30
(a)
125,000 127,895
ITT Holdings LLC
6.50% due 08/01/29
(a)
365,000 360,722
HF Sinclair Corp.
6.25% due 01/15/35 150,000 155,749
5.50% due 09/01/32 100,000 100,605
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 200,000 197,575
Sunoco, LP
6.63% due 08/15/32
(a)
185,000 188,157
CVR Energy, Inc.
7.50% due 02/15/31
(a)
180,000 179,143
Energy Transfer, LP
6.30% due 01/15/56 170,000 170,565
Phillips 66 Co.
6.20% due 03/15/56
(h)
75,000 75,328
ONEOK, Inc.
7.15% due 01/15/51 50,000 55,432
MPLX, LP
5.65% due 03/01/53 50,000 46,643
Total Energy 2,526,828
TECHNOLOGY - 0 .8%
Foundry JV Holdco LLC
6.40% due 01/25/38
(a)
475,000 507,971
5.90% due 01/25/33
(a)
200,000 208,450
Fair Isaac Corp.
6.25% due 09/15/34
(a)
320,000 315,193
Intel Corp.
5.30% due 05/15/36 225,000 223,874
Oracle Corp.
6.10% due 09/26/65 50,000 41,832
5.95% due 09/26/55 45,000 38,242
Broadridge Financial Solutions,
Inc.
5.75% due 05/15/36 80,000 80,045
Total Technology 1,415,607
BASIC MATERIALS - 0 .7%
Commercial Metals Co.
6.00% due 12/15/35
(a)
637,000 635,351
Perimeter Holdings LLC
6.25% due 01/15/34
(a)
340,000 339,359
Alumina Pty Ltd.
6.38% due 09/15/32
(a)
200,000 203,678
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
BASIC MATERIALS - 0.7% (continued)
Dow Chemical Co.
6.90% due 05/15/53 50,000 $ 52,223
Total Basic Materials 1,230,611
INFRASTRUCTURE - 0 .4%
QTS Corp.
5.42% due 08/21/32
(e)
775,000 759,153
QTS Good News Facility
6.66% (SOFR + 3.00%) due
10/09/28
◊,(e)
24,573 24,573
Total Infrastructure 783,726
TRANSPORTATION - 0 .2%
AITX Finco LLC
5.67% due 10/23/32
(e)
200,000 197,827
5.38% due 10/23/30
(e)
200,000 197,691
Total Transportation 395,518
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
(e)
200,000 197,170
Total Corporate Bonds
(Cost $52,862,164) 52,531,080
SENIOR FLOATING RATE INTERESTS - 9 .8%
CONSUMER, CYCLICAL - 2 .7%
Allwyn Entertainment Financing
US LLC
6.18% (3 Month Term SOFR
+ 2.50%) due 01/18/33
◊
550,000 542,438
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
495,723 494,821
Peer Holding III BV
5.98% (3 Month Term SOFR
+ 2.25%) due 10/14/32
◊
448,875 448,781
Dealer Tire Financial LLC
6.64% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
396,977 393,008
Beach Acquisition Bidco LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 09/12/32
◊
348,252 349,621
Bombardier Produits Récréatifs,
Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 01/22/31
◊
347,375 346,930
Pacific Bells LLC
7.23% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
346,354 346,843
Scientific Games Corp.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
347,348 342,138
PetSmart LLC
7.65% (1 Month Term SOFR
+ 4.00%) due 08/18/32
◊
319,200 318,536

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 9.8% (continued)
CONSUMER, CYCLICAL - 2.7% (continued)
Allison Transmission, Inc.
5.38% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
299,250 $ 298,690
QXO Building Products, Inc.
due 06/03/33
(d)
250,000 249,305
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR
+ 2.00%) due 05/12/33
◊
210,000 209,082
Clarios Global, LP
6.14% (1 Month Term SOFR
+ 2.50%) due 01/28/32
◊
149,250 149,250
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
147,750 147,443
Aramark Services, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
140,189 140,119
Flutter Financing BV
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
99,000 98,474
Caesars Entertainment, Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
96,707 93,292
United Airlines, Inc.
5.40% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
49,121 48,952
PCI Gaming Authority, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
29,400 29,374
Total Consumer, Cyclical 5,047,097
FINANCIAL - 2 .6%
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/18/28
◊
797,987 800,317
HarbourVest Partners, LP
5.73% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,(e)
796,000 793,015
IMC Financing LLC
due 06/18/32
(d)
750,000 749,063
Aretec Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
497,500 496,087
ACI Rover Parent LLC
5.98% (3 Month Term SOFR
+ 2.25%) due 06/05/33
◊
450,000 448,763
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
397,122 393,711
due 06/10/33
(d)
50,000 49,571
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
173,063 168,650
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 9.8% (continued)
FINANCIAL - 2.6% (continued)
Kroll, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,(e),(l)
152,560 $ 152,032
8.89% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,(e)
2,000 2,000
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
147,656 146,191
Amwins Group, Inc.
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
147,750 144,344
Asurion LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 09/19/30
◊
118,642 117,100
Citadel Securities Global
Holdings LLC
due 06/10/33
(d)
100,000 99,757
Ardonagh Midco 3 Ltd.
6.73% (3 Month Term SOFR
+ 3.00%) due 02/15/31
◊
98,756 95,362
CPI Holdco B LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
49,496 49,274
Vacation Rental Brands
Holdings
8.98% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,(e)
43,358 42,972
Total Financial 4,748,209
ENERGY - 1 .6%
Calcasieu Pass Funding LLC
6.95% (6 Month Term SOFR
+ 3.25%) due 04/11/33
◊
700,000 701,267
Colossus Acquireco LLC
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
600,000 595,752
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
99,500 98,796
Al GCX Holdings LLC
5.86% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
598,500 598,284
Transmontaigne Operating
Co., LP
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
348,881 348,734
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
347,042 346,282
WhiteWater Matterhorn
Holdings LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
199,500 197,896

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 9.8% (continued)
ENERGY - 1.6% (continued)
ITT Holdings LLC
5.62% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
148,624 $ 148,333
Total Energy 3,035,344
INDUSTRIAL - 1 .3%
Belden, Inc.
due 06/10/33
(d)
500,000 500,000
TransDigm, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 02/13/33
◊
448,875 448,803
6.14% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
24,625 24,626
Brown Group Holding LLC
6.14% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
457,346 458,220
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
450,000 450,563
Dycom Industries, Inc.
5.40% (3 Month Term SOFR
+ 1.75%) due 01/27/33
◊
300,000 300,093
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
199,000 199,498
Dynasty Acquisition Co., Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
49,250 49,347
Capstone Acquisition Holdings,
Inc.
8.24% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,(e)
9,833 9,796
Total Industrial 2,440,946
TECHNOLOGY - 0 .8%
Blue Finco SARL
6.98% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
445,500 425,118
Ascend Learning LLC
6.64% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
337,437 328,627
Leia Finco US LLC
6.93% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
297,739 270,793
Kaseya, Inc.
6.91% (3 Month Term SOFR
+ 3.25%) due 03/22/32
◊
348,237 267,947
CCC Intelligent Solutions, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
147,837 145,546
Total Technology 1,438,031
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 9.8% (continued)
CONSUMER, NON-CYCLICAL - 0 .5%
Lernen US Finco LLC
7.01% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
395,768 $ 388,719
Herc Holdings, Inc.
5.38% (1 Month Term SOFR
+ 1.75%) due 06/02/32
◊
199,000 199,000
Grant Thornton Advisors
Holding LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
182,652 173,501
Aggreko Holdings, Inc.
6.63% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
99,000 99,050
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
58,956 58,870
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
24,687 24,495
Total Consumer, Non-cyclical 943,635
COMMUNICATIONS - 0 .2%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
245,192 245,170
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/15/32
◊
75,000 73,916
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/29/32
◊
70,000 69,978
Speedster Bidco GmbH
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/11/31
◊
49,378 48,905
Tripadvisor, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
9,874 9,422
Total Communications 447,391
UTILITIES - 0 .1%
AL GCX Fund VIII Holdings LLC
5.61% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
144,187 144,006
INFRASTRUCTURE - 0 .0%
QTS Good News Facility
6.37% (SOFR + 3.00%) due
10/09/28
◊,(e)
75,000 74,920
BASIC MATERIALS - 0 .0%
Arsenal AIC Parent LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
58,155 58,300
Total Senior Floating Rate Interests
(Cost $18,535,808) 18,377,879

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 17
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
U.S. TREASURY BILLS - 1 .0%
U.S. Treasury Bills
3.67% due 09/10/26
(k),(m)
1,824,000 $ 1,810,888
Total U.S. Treasury Bills
(Cost $1,810,915) 1,810,888
U.S. GOVERNMENT SECURITIES - 0 .4%
U.S. Treasury Inflation Indexed
Bonds
2.38% due 02/15/55
(k),(n)
844,296 776,664
Total U.S. Government Securities
(Cost $827,023) 776,664
FOREIGN GOVERNMENT DEBT - 0 .1%
Eagle Funding Luxco SARL
5.50% due 08/17/30
(a)
250,000 251,012
Total Foreign Government Debt
(Cost $249,469) 251,012
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $20,143,200) 84 8,400
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $28,345,075) 118 1,475
Total Listed Options Purchased
(Cost $91,169) 9,875
OTC INTEREST RATE SWAPTIONS PURCHASED
(o)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 6,531,000 7,893
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 3,629,000 4,386
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 3,628,000 3,298
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 3,628,000 3,298
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 5,838,000 2,838
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(o)
- 0.0%
(continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,177,000 $ 2,591
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,177,000 2,591
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 4,364,000 2,035
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 2,527,000 1,693
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 2,528,000 1,693
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 2,528,000 1,693
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 2,528,000 1,693
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 2,852,000 1,387
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 4,367,000 1,376
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 2,176,000 1,015
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 2,173,000 685
Total OTC Interest Rate Swaptions Purchased
(Cost $304,032) 40,165
Total Investments - 120.8%
(Cost $226,926,429) $ 225,444,653

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
18 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $28,345,075) 118 $ (1,475)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $20,143,200) 84 (5,775)
Total Listed Options Written
(Premium received $45,528) (7,250)
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 997,500 (7)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 997,500 (7)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 712,500 (10)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 712,500 (10)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 1,140,000 (10)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 1,140,000 (10)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 2,527,000 (239)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 2,528,000 (239)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 2,528,000 (240)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 2,528,000 (240)
Total Interest Rate Swaptions (1,012)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- (0.1)% (continued)
Put Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 712,500 $ (4,621)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 712,500 (4,621)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 997,500 (7,523)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 997,500 (7,523)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 1,140,000 (7,738)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 1,140,000 (7,738)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,176,000 (8,520)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,173,000 (8,543)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,177,000 (11,255)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,177,000 (11,255)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,852,000 (11,305)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 4,364,000 (17,087)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 4,367,000 (17,169)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 3,628,000 (18,857)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 5,838,000 (22,858)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 19
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 6,531,000 $ (33,946)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 7,257,000 $ (37,719)
Total Interest Rate Swaptions (238,278)
Total OTC Interest Rate Swaptions Written
(Premium received $263,430) (239,290)
Other Assets & Liabilities, net - (20.7)% (38,630,338)
Total Net Assets - 100.0% $ 186,567,775
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $166,398,803 (cost $166,952,094), or 89.2% of total net assets.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
Security is unsettled at period end and may not have a stated effective rate.
(e)
Value determined based on Level 3 inputs — See Note 3 .
(f)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(g)
Security is an interest-only strip.
(h)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(i)
Perpetual maturity.
(j)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $285,625
(cost $289,950), or 0.2% of total net assets - See Note 5 .
(k)
All or a portion of this security is pledged as swap collateral at June 30, 2026.
(l)
Payment-in-kind security.
(m)
Rate indicated is the effective yield at the time of purchase.
(n)
Face amount of security is adjusted for inflation.
(o)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
20 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Long Bond Futures Contracts 138 Sep 2026 $ 15,602,625 $ 351,502
U.S. Treasury 5 Year Note Futures Contracts 70 Sep 2026 7,488,359 23,139
U.S. Treasury Ultra 10 Year Note Futures Contracts 3 Sep 2026 336,844 4,214
Australian Government 10 Year Bond Futures Contracts 44 Sep 2026 3,337,069 984
U.S. Treasury 2 Year Note Futures Contracts 46 Sep 2026 9,480,313 (1,146)
$ 378,693
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(a)
J.P. Morgan
Securities
LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 06/20/31 $ 4,200,000 $ 93,256 $ 79,669 $ 13,587
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 3,600,000 $ (93,272) $ (71,143) $ (22,129)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29 $ 21,000 $ (2,148) $ (940) $ (1,208)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.37% Annually 02/23/31 $ 2,500,000 $ (60,421) $ — $ (60,421)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.38% Annually 03/12/29 5,000,000 (79,039) — (79,039)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 13,370,000 72,188 302,709 (230,521)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 21
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.57% Annually 10/31/35 $ 9,950,000 $ (348,465) $ (98,093) $ (250,372)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.12% Annually 12/30/27 58,700,000 195,577 578,886 (383,309)
$ (220,160) $ 783,502 $ (1,003,662)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
UBS AG EUR Sell 1,251,000 1,448,803 USD 07/15/26 $ 18,667
Barclays Bank plc CAD Sell 489,000 350,445 USD 07/15/26 5,382
The Toronto-Dominion Bank EUR Buy 195,000 223,643 USD 07/15/26 (720)
$ 23,329
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 6,531,000
$ 7,893
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
3,629,000
4,386
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
3,628,000
3,298
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
3,628,000
3,298
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
5,838,000
2,838
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
2,177,000
2,591
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
2,177,000
2,591
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
4,364,000
2,035
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
2,527,000
1,693

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
22 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
$ 2,528,000
$ 1,693
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
1,693
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
1,693
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
2,852,000
1,387
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
4,367,000
1,376
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
2,176,000
1,015
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
2,173,000
685
$ 40,165
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 997,500 $ (7)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% 997,500 (7)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 712,500 (10)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 1,140,000 (10)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 1,140,000 (10)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 712,500 (10)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 2,527,000 (239)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 23
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% $ 2,528,000 $ (239)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (240)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (240)
$ (1,012)
Put
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 712,500 (4,621)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 712,500 (4,621)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 997,500 (7,523)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 997,500 (7,523)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 1,140,000 (7,738)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 1,140,000 (7,738)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 2,176,000 (8,520)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 2,173,000 (8,543)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 2,177,000 (11,255)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 2,177,000 (11,255)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 2,852,000 (11,305)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
24 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% $ 4,364,000 $ (17,087)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 4,367,000 (17,169)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 3,628,000 (18,857)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 5,838,000 (22,858)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 6,531,000 (33,946)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 7,257,000 (37,719)
$ (238,278)
(a)
Includes cumulative appreciation (depreciation).
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ 139,648 $ 5,177,895 $ — $ 5,317,543
Money Market Funds 1,064,077 — — 1,064,077
Asset-Backed Securities — 83,679,403 7,855,423 91,534,826
Collateralized Mortgage Obligations — 51,656,906 2,073,738 53,730,644
Corporate Bonds — 49,012,036 3,519,044 52,531,080
Senior Floating Rate Interests — 17,303,144 1,074,735 18,377,879
U.S. Treasury Bills — 1,810,888 — 1,810,888
U.S. Government Securities — 776,664 — 776,664
Foreign Government Debt — 251,012 — 251,012
Options Purchased 9,875 — — 9,875
Interest Rate Swaptions Purchased — 40,165 — 40,165
Interest Rate Futures Contracts
(a)
378,855 984 — 379,839
Credit Default Swap Agreements
(a)
— 13,587 — 13,587
Forward Foreign Currency Exchange Contracts
(a)
— 24,049 — 24,049

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 25
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $5,685,706 are categorized as Level 2 within the disclosure hierarchy — See Note 2.
Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded Loan Commitments ( Note 4 )
(a)
$ — $ — $ 541 $ 541
Total Assets $ 1,592,455 $ 209,746,733 $ 14,523,481 $ 225,862,669
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 7,250 $ — $ — $ 7,250
Interest Rate Swaptions Written — 239,290 — 239,290
Interest Rate Futures Contracts
(a)
1,146 — — 1,146
Credit Default Swap Agreements
(a)
— 23,337 — 23,337
Interest Rate Swap Agreements
(a)
— 1,003,662 — 1,003,662
Forward Foreign Currency Exchange Contracts
(a)
— 720 — 720
Unfunded Loan Commitments ( Note 4 )
(a)
— — 5 5
Total Liabilities $ 8,396 $ 1,267,009 $ 5 $ 1,275,410
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 4,619,018
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 1,898,212 Yield Analysis Yield 6.0% —
Asset-Backed Securities 1,338,193 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 1,472,026
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 601,712 Third Party Pricing Vendor Price — —
Corporate Bonds 3,208,846
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 285,625 Third Party Pricing Broker Quote — —
Corporate Bonds 24,573 Model Price Purchase Price — —
Senior Floating Rate Interests 793,015 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 161,828 Yield Analysis Yield 8.6%-9.1% 9.1%
Senior Floating Rate Interests 119,892 Model Price Purchase Price — —
Unfunded Loan Commitments 541 Model Price Purchase Price — —
Total Assets $ 14,523,481
Liabilities:
Unfunded Loan Commitments $ 5 Model Price Purchase Price — —
(a) Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
26 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$748,152 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 1,122,734 $ 6,821,825 $ (212,213) $ 70 $ —
Corporate Bonds 1,928,686 2,114,489 (449,047) — (917)
Senior Floating Rate Interests 9,084 1,073,754 (4,995) 59 8
Collateralized Mortgage Obligations — 1,576,795 (63,485) 58,007 12,728
Unfunded Loan Commitments 43 — (769) — —
Total Assets $ 3,060,547 $ 11,586,863 $ (730,509) $ 58,136 $ 11,819
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (23,433) $ 146,440 $ 7,855,423 $ (23,433)
Corporate Bonds (74,167) — 3,519,044 (72,800)
Senior Floating Rate Interests (3,175) — 1,074,735 (3,175)
Collateralized Mortgage Obligations (112,019) 601,712 2,073,738 (112,019)
Unfunded Loan Commitments 1,267 — 541 541
Total Assets $ (211,527) $ 748,152 $ 14,523,481 $ (210,886)
Liabilities
Unfunded Loan Commitments $ (774) $ — $ (774) $ (5)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70 6.34% 11/01/29 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
| 27
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
Aspire Mortgage Trust 2026-2, 5.63% due 04/26/66 6.63% 04/01/30 — —
Aspire Mortgage Trust 2026-3, 5.56% due 05/25/66 6.56% 06/01/30 — —
Aspire Mortgage Trust 2026-3, 5.66% due 05/25/66 6.66% 06/01/30 — —
Aspire Mortgage Trust 2026-2, 5.73% due 04/26/66 6.73% 04/01/30 — —
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due
02/25/65 6.61% 04/26/29 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due
12/25/64 6.91% 01/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29 — —
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61 6.16% 01/01/30 — —
Cross Mortgage Trust 2026-NQM3, 5.36% due 03/25/71 6.36% 03/01/30 — —
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69 6.97% 10/01/28 — —
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70 6.54% 07/01/29 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.41%
due 03/25/61 6.41% 04/01/30 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.48%
due 10/25/55 6.48% 10/01/29 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.38%
due 10/25/55 6.38% 10/01/29 — —
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27 — —
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29 — —
FIGRE Trust 2026-FL2, 5.92% due 06/25/56 6.92% 07/01/26 — —
GCAT Trust 2025-NQM3, 5.96% due 05/25/70 6.96% 06/01/29 — —
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29 — —
GS Mortgage-Backed Securities Trust 2026-NQM4, 5.82%
due 06/25/66 6.82% 05/01/30 — —
HOMES Trust 2025-NQM1, 5.96% due 01/25/70 6.96% 01/01/29 — —
HOMES Trust 2024-AFC2, 5.98% due 10/25/59 6.98% 10/01/28 — —
JP Morgan Mortgage Trust 2026-VIS1, 5.24% due 06/25/66 6.24% 02/01/30 — —
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM9, 5.22% due 09/25/70 6.22% 11/01/29 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM3, 5.76% due 05/25/70 6.76% 05/01/29 — —
OBX Trust 2025-NQM1, 5.70% due 12/25/64 6.70% 12/01/28 — —
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28 — —
OBX Trust 2026-NQM9, 5.52% due 04/25/66 6.52% 06/01/30 — —
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29 — —
OBX Trust 2024-NQM15, 5.72% due 10/25/64 6.72% 10/01/28 — —
OBX Trust 2026-NQM9, 5.62% due 04/25/66 6.62% 06/01/30 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
OBX Trust 2026-NQM5, 5.68% due 01/25/66 6.68% 03/01/30 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
June 30, 2026
28 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2024-NQM16, 5.73% due 10/25/64 6.73% 10/01/28 — —
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 9.09% 02/01/30
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 9.39% 10/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
Saluda Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
SG Residential Mortgage Trust 2026-1, 5.14% due 01/25/66 6.14% 02/01/30 — —
SG Residential Mortgage Trust 2025-1, 5.25% due 12/25/65 6.25% 12/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2025-5, 5.68% due 06/25/70 6.68% 06/01/29 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29 — —
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29 — —
Vista Point Securitization Trust 2026-CES2, 5.58% due
05/25/56 6.58% 04/01/30 — —

| 29
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
A
A
A SHARES VALUE
PREFERRED STOCKS - 0 .2%
FINANCIAL - 0 .2%
Citigroup, Inc.
6.88% 50,000 $ 51,206
Total Preferred Stocks
(Cost $50,000) 51,206
MONEY MARKET FUNDS
(a)
- 1 .2%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(b)
238,137 238,137
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b)
2,407 2,407
Total Money Market Funds
(Cost $240,544) 240,544
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 52 .7%
COLLATERALIZED LOAN OBLIGATIONS - 30 .5%
Owl Rock CLO X LLC
2023-10A AR, 5.07% (3
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 04/20/37
◊,(c)
700,000 699,526
CIFC Funding Ltd.
2022-1A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
04/17/35
◊,(c)
250,000 250,246
2022-1AR BR due
07/17/41
(c),(d)
250,000 250,000
Ares Direct Lending CLO 1 LLC
2024-1AR BR due
07/25/38
(c),(d)
200,000 200,000
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,(c)
200,000 199,771
Hlend CLO LLC
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(c)
250,000 249,832
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(c)
150,000 149,693
Owl Rock CLO III Ltd.
2020-3A AR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,(c)
300,000 300,242
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 52.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 30.5% (continued)
Palmer Square CLO Ltd.
2024-3A B, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,(c)
250,000 $ 250,821
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A1T, 5.26% (3
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 01/15/37
◊,(c)
250,000 250,281
Golub Capital Partners CLO
46M Ltd.
2019-46A A1R, 5.49% (3
Month Term SOFR +
1.81%, Rate Floor: 1.81%)
due 04/20/37
◊,(c)
250,000 250,102
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,(c)
250,000 249,954
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(c)
250,000 249,838
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(c)
250,000 249,750
BCRED CLO LLC
2025-1A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,(c)
250,000 249,434
AGL CLO 39 Ltd.
2025-39A B, 5.18% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,(c)
250,000 249,393
Elmwood CLO 38 Ltd.
2025-1A B1, 5.11% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,(c)
250,000 249,364
BDS LLC
2024-FL13 AS, 5.63% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,(c)
100,000 100,159
2025-FL14 AS, 5.21% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,(c)
100,000 99,972

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
30 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 52.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 30.5% (continued)
Acrec LLC
2025-FL3 AS, 5.28% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
08/18/42
◊,(c)
100,000 $ 99,936
2025-FL3 B, 5.58% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,(c)
100,000 99,904
BSPDF Issuer LLC
2025-FL2 A, 5.15% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,(c)
100,000 100,232
TRTX Issuer Ltd.
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(c)
100,000 100,231
Barings CLO Ltd.
2022-3A BR, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,(c)
100,000 100,175
BSPRT Issuer LLC
2024-FL11 B, 5.92% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,(c)
100,000 100,103
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,(c)
100,000 100,006
BCRED MML CLO LLC
2022-1A A1, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/20/35
◊,(c)
100,000 100,001
VMC Finance LLC
2026-FL6 B, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(c)
100,000 100,000
JCP Direct Lending CLO LLC
2023-1A A1R, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(c)
100,000 99,996
AREIT Ltd.
2025-CRE10 A, 5.02% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,(c)
100,000 99,994
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(c)
100,000 99,962
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 52.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 30.5% (continued)
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(c)
100,000 $ 99,900
FS Rialto Issuer LLC
2025-FL10 AS, 5.23% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,(c)
100,000 99,880
Ares Direct Lending CLO 2 LLC
2024-2A B, 5.58% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/20/36
◊,(c)
100,000 99,809
LoanCore Issuer LLC
2025-CRE8 B, 5.48% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,(c)
100,000 99,711
Total Collateralized Loan Obligations 6,348,218
TRANSPORT-AIRCRAFT - 7 .5%
Slam Ltd.
2024-1A, 5.34% due
09/15/49
(c)
442,962 438,549
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
(c)
234,223 234,812
AASET Trust
2025-1A, 5.94% due
02/16/50
(c)
224,508 225,142
ALTDE Trust
2025-1A, 5.90% due
08/15/50
(c)
220,434 221,116
Castlelake Aircraft Structured
Trust
2025-1A, 5.78% due
02/15/50
(c)
215,922 216,576
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
(c)
217,262 215,782
Total Transport-Aircraft 1,551,977
INFRASTRUCTURE - 4 .3%
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
(c)
200,000 196,381
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
(c)
100,000 99,338
2026-2A, 5.83% due
06/25/58
(c)
50,000 50,460
Hotwire Funding LLC
2024-1A, 6.67% due
06/20/54
(c)
100,000 101,270
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(c)
100,000 99,154

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 31
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 52.7% (continued)
INFRASTRUCTURE - 4.3% (continued)
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(c)
100,000 $ 98,159
Switch ABS Issuer LLC
2025-1A, 5.04% due
03/25/55
(c)
100,000 97,440
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
(c)
100,000 97,178
SBA Tower Trust
4.83% due 10/15/29
(c)
50,000 49,995
Total Infrastructure 889,375
SINGLE FAMILY RESIDENCE - 3 .0%
Tricon Residential Trust
2025-SFR1, 4.73% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,(c)
196,476 196,475
2025-SFR2, 5.42% due
08/17/44
(c)
99,896 98,238
Tricon Trust
2026-SFR2, 5.00% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
06/17/43
◊,(c)
130,000 130,024
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(c)
100,000 99,937
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
(c)
100,000 95,976
Total Single Family Residence 620,650
WHOLE BUSINESS - 1 .6%
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
(c)
98,500 100,241
SERVPRO Master Issuer LLC
2024-1A, 6.17% due
01/25/54
(c)
97,750 99,849
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
(c)
94,250 92,189
Subway Funding LLC
2024-3A, 5.25% due
07/30/54
(c)
49,250 48,339
Total Whole Business 340,618
FINANCIAL - 1 .3%
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(e)
100,000 99,906
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(e)
98,426 98,384
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 52.7% (continued)
FINANCIAL - 1.3% (continued)
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(e)
73,953 $ 73,220
Total Financial 271,510
COLLATERALIZED DEBT OBLIGATIONS - 1 .3%
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
(c)
241,334 231,946
Project Indigo
6.01% due 03/31/32
(e)
34,319 34,319
Total Collateralized Debt Obligations 266,265
AUTOMOTIVE - 1 .0%
Avis Budget Rental Car Funding
AESOP LLC
2025-1A, 5.24% due
08/20/29
(c)
200,000 200,564
UNSECURED CONSUMER LOANS - 0 .7%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
(c)
85,451 84,784
Foundation Finance Trust
2024-2A, 4.93% due
03/15/50
(c)
73,886 73,317
Total Unsecured Consumer Loans 158,101
INSURANCE - 0 .6%
Dogwood State Bank
6.45% due 06/24/32
(e)
125,656 125,136
NET LEASE - 0 .5%
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
(c)
98,917 100,195
TRANSPORT-CONTAINER - 0 .4%
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
(c)
90,542 90,617
Total Asset-Backed Securities
(Cost $10,957,632) 10,963,226
COLLATERALIZED MORTGAGE OBLIGATIONS - 39 .8%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27 .6%
NLT Trust
2026-NQM1, 7.07% (WAC)
due 02/25/71
◊,(c)
332,671 346,571
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(c)
299,292 310,790
PRPM LLC
2026-3, 5.96% due
04/25/31
(c),(f)
191,843 191,605
2025-RPL3, 3.25% due
04/25/55
(c),(f)
100,000 95,982
2026-1, 5.19% due 02/25/31
(c)
93,928 92,738

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
32 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.6%
(continued)
2026-2, 5.09% due
02/25/31
(c),(f)
87,878 $ 86,632
2025-6, 5.77% due
08/25/28
(c),(f)
86,486 86,203
2025-5, 5.73% due
07/25/30
(c),(f)
85,099 84,778
BRAVO Residential Funding
Trust
2025-CES1, 5.70% due
02/25/55
(c),(f)
115,672 115,963
2025-NQM4, 5.61% due
02/25/65
(c),(f)
98,672 98,843
2024-NQM1, 5.94% due
12/01/63
(c),(f)
93,471 93,566
2024-NQM5, 6.16% due
06/25/64
(c),(f)
85,167 85,349
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,(c)
78,380 78,428
2025-NQM1, 5.81% due
12/25/64
(c),(f)
68,601 68,662
2024-NQM6, 5.66% due
08/01/64
(c),(f)
56,758 56,723
OBX Trust
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,(c)
136,936 137,112
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,(c)
96,345 95,837
2026-NQM5, 5.32% (WAC)
due 01/25/66
◊,(c)
95,910 95,705
2024-NQM18, 5.87% due
10/25/64
(c),(f)
59,198 59,199
2024-NQM12, 5.83% due
07/25/64
(c),(f)
54,037 54,020
2024-NQM13, 5.37% due
06/25/64
(c),(f)
54,067 53,945
FIGRE Trust
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(c)
145,980 146,182
2025-HE1, 5.93% (WAC) due
01/25/55
◊,(c)
105,811 106,604
2024-HE6, 5.97% (WAC) due
12/25/54
◊,(c)
103,631 103,720
2025-PF1, 5.91% (WAC) due
06/25/55
◊,(c)
73,503 73,781
2024-HE4, 5.06% (WAC) due
09/25/54
◊,(c)
63,647 63,357
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
(c)
156,730 156,598
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(c)
75,440 75,664
2022-NQM3, 5.35% (WAC)
due 04/25/67
◊,(c)
72,942 72,722
Verus Securitization Trust
2025-1, 5.62% (WAC) due
01/25/70
◊,(c)
142,833 143,200
2025-5, 5.43% due
06/25/70
(c),(f)
75,665 75,870
2024-9, 5.89% due
11/25/69
(c),(f)
70,364 70,429
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.6%
(continued)
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(c)
186,903 $ 188,048
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(c)
68,966 69,156
RCKT Mortgage Trust
2025-CES5, 5.69% due
05/25/55
(c),(f)
102,321 102,705
2025-CES1, 5.65% due
01/25/45
(c),(f)
92,989 93,310
NYMT Loan Trust
2026-INV2, 5.48% (WAC) due
04/25/61
◊,(c)
99,158 99,102
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(c)
87,438 83,994
Cross Mortgage Trust
2025-H1, 5.99% due
02/25/70
(c),(f)
98,687 98,861
2025-H6, 5.18% (WAC) due
07/25/70
◊,(c)
81,091 80,682
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due
06/25/55
◊,(c)
86,716 86,917
2024-NQM1, 5.95% due
02/25/64
(c),(f)
58,120 58,150
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,(c)
95,860 96,043
2025-6, 5.50% (WAC) due
07/25/55
◊,(c)
43,901 43,833
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(c)
71,788 71,859
2024-NQM2, 5.42% due
09/25/64
(c)
57,763 57,252
GS Mortgage-Backed Securities
Trust
2025-HE1, 5.18% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,(c)
117,551 117,997
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,(c)
120,000 100,123
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(c),(f)
100,000 99,770
CIM Trust
2026-R1, 4.75% due
12/25/65
(c),(f)
99,339 97,487
ATLX Trust
2024-RPL1, 3.85% due
04/25/64
(c),(f)
84,365 81,963
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,(c)
81,066 80,861

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 33
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.6%
(continued)
EFMT
2025-CES1, 5.73% due
01/25/60
(c),(f)
76,121 $ 76,328
HOMES Trust
2025-NQM1, 5.86% due
01/25/70
(c),(f)
75,972 76,062
Provident Funding Mortgage
Trust
2025-1, 5.50% (WAC) due
02/25/55
◊,(c)
65,225 65,136
COLT Mortgage Loan Trust
2025-3, 5.35% due
03/25/70
(c),(f)
62,252 62,146
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
(c),(f)
55,427 53,170
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
(c)
44,308 44,362
Vista Point Securitization Trust
2024-CES1, 6.68% due
05/25/54
(c),(f)
41,463 41,704
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,(c)
38,102 38,210
Total Residential Mortgage-Backed Securities 5,742,009
GOVERNMENT AGENCY - 12 .1%
Fannie Mae
5.00%
◊
1,827,884 1,833,338
Freddie Mac
5.50% due 02/01/56
(g)
256,064 257,044
5.50% due 12/25/51 151,280 151,364
5.50% due 04/25/51 136,268 138,367
5.50% due 07/25/53 64,716 64,887
5.25% due 04/25/53 61,241 61,275
Total Government Agency 2,506,275
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .1%
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(c)
25,000 21,687
Total Collateralized Mortgage Obligations
(Cost $8,266,025) 8,269,971
CORPORATE BONDS - 9 .7%
FINANCIAL - 4 .6%
Citadel Securities Global
Holdings LLC
5.13% due 01/27/32
(c)
250,000 247,008
Rocket Companies, Inc.
6.13% due 08/01/30
(c)
150,000 152,576
GA Global Funding Trust
5.40% due 01/13/30
(c)
150,000 150,457
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 9.7% (continued)
FINANCIAL - 4.6% (continued)
OneMain Finance Corp.
6.75% due 03/15/32 70,000 $ 70,168
SLM Corp.
6.50% due 05/15/32
(h)
70,000 69,919
Nassau Companies of New York
7.88% due 07/15/30
(c)
69,000 65,928
UWM Holdings LLC
6.63% due 02/01/30
(c)
70,000 65,225
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
(c)
60,000 62,395
American National Global
Funding
5.25% due 06/03/30
(c)
30,000 30,029
F&G Global Funding
5.88% due 01/16/30
(c)
25,000 25,266
Focus Financial Partners LLC
6.75% due 09/15/31
(c)
10,000 10,062
Total Financial 949,033
CONSUMER, NON-CYCLICAL - 2 .6%
Avantor Funding, Inc.
3.88% due 11/01/29
(c)
125,000 119,336
Medline Borrower, LP
3.88% due 04/01/29
(c)
120,000 116,537
Darling Global Finance B.V.
4.50% due 07/15/32
(c)
EUR 100,000 115,213
Cidron Atrium SE
5.91% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,(c)
EUR 100,000 114,937
Albertsons Companies, Inc.
5.63% due 03/31/32
(c)
70,000 67,676
Total Consumer, Non-cyclical 533,699
COMMUNICATIONS - 1 .2%
Space Exploration Technologies
Corp.
5.35% due 07/15/31
(c)
120,000 119,687
Sirius XM Radio LLC
3.13% due 09/01/26
(c)
85,000 84,708
Match Group Holdings II LLC
4.13% due 08/01/30
(c)
50,000 47,058
Total Communications 251,453
UTILITIES - 0 .6%
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30
(c)
EUR 100,000 115,596
ENERGY - 0 .3%
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
(c)
40,000 43,901
6.13% due 12/15/30
(c)
25,000 25,579
Total Energy 69,480

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
34 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 9.7% (continued)
BASIC MATERIALS - 0 .3%
Novelis Corp.
3.88% due 08/15/31
(c)
70,000 $ 63,760
CONSUMER, CYCLICAL - 0 .1%
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
(c)
25,000 25,328
Total Corporate Bonds
(Cost $1,994,362) 2,008,349
SENIOR FLOATING RATE INTERESTS - 7 .5%
CONSUMER, CYCLICAL - 2 .8%
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
99,750 99,792
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR
+ 2.00%) due 05/12/33
◊
100,000 99,563
Clarios Global, LP
6.14% (1 Month Term SOFR
+ 2.50%) due 01/28/32
◊
99,500 99,500
Aramark Services, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
93,460 93,413
Allwyn Entertainment Financing
US LLC
due 01/18/33
(d)
80,000 78,900
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
78,800 78,636
PCI Gaming Authority, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
29,400 29,375
Total Consumer, Cyclical 579,179
FINANCIAL - 2 .0%
Kroll, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,(e),(i)
101,707 101,355
8.89% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,(e)
2,000 2,000
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
98,437 97,461
Amwins Group, Inc.
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
98,500 96,229
CPI Holdco B LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
49,496 49,274
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
29,551 28,798
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 7.5% (continued)
FINANCIAL - 2.0% (continued)
Ryan Specialty LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 09/15/31
◊
24,625 $ 24,556
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
19,750 19,702
Total Financial 419,375
INDUSTRIAL - 0 .7%
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
50,000 50,063
Genesee & Wyoming, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
49,496 49,261
TransDigm, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
24,625 24,626
Dynasty Acquisition Co., Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
19,700 19,739
Capstone Acquisition Holdings,
Inc.
8.24% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,(e)
9,833 9,796
Total Industrial 153,485
COMMUNICATIONS - 0 .6%
Sweetwater Borrower LLC
7.64% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
49,422 49,669
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
49,038 49,034
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/29/32
◊
20,000 19,994
Total Communications 118,697
ENERGY - 0 .5%
WhiteWater Matterhorn
Holdings LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
99,750 98,948
TECHNOLOGY - 0 .5%
CCC Intelligent Solutions, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
98,558 97,030
CONSUMER, NON-CYCLICAL - 0 .4%
Grant Thornton Advisors
Holding LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
45,778 43,485

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 35
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 7.5% (continued)
CONSUMER, NON-CYCLICAL - 0.4% (continued)
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
24,687 $ 24,495
Thevelia US LLC
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 06/18/29
◊
24,621 23,890
Total Consumer, Non-cyclical 91,870
Total Senior Floating Rate Interests
(Cost $1,564,715) 1,558,584
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $2,398,000) 10 1,000
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $3,603,188) 15 187
Total Listed Options Purchased
(Cost $11,229) 1,187
OTC INTEREST RATE SWAPTIONS PURCHASED
(j)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 782,000 945
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 434,000 524
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 434,000 395
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 434,000 394
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 699,000 340
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 261,000 311
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 260,000 309
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(j)
- 0.0% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 522,000 $ 243
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 340,000 228
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 340,000 228
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 340,000 228
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 340,000 228
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 341,000 166
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 523,000 165
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 260,000 121
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 260,000 82
Total OTC Interest Rate Swaptions Purchased
(Cost $37,851) 4,907
Total Investments - 111.1%
(Cost $23,122,358) $ 23,097,974
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $3,603,188) 15 (188)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $2,398,000) 10 (687)
Total Listed Options Written
(Premium received $5,608) (875)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
36 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(j)
- ( 0 .2 ) %
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 306,250 $ (2)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 306,250 (2)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 218,750 (3)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 218,750 (3)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 350,000 (3)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 350,000 (3)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 340,000 (32)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 340,000 (32)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 340,000 (32)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 340,000 (33)
Total Interest Rate Swaptions (145)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 260,000 (1,018)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 260,000 (1,022)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 260,000 (1,344)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 261,000 (1,349)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(j)
- (0.2)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 341,000 $ (1,351)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 218,750 (1,419)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 218,750 (1,419)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 522,000 (2,044)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 523,000 (2,056)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 434,000 (2,256)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 306,250 (2,310)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 306,250 (2,310)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 350,000 (2,376)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 350,000 (2,376)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 699,000 (2,737)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 782,000 (4,064)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 868,000 (4,512)
Total Interest Rate Swaptions (35,963)
Total OTC Interest Rate Swaptions Written
(Premium received $38,641) (36,108)
Other Assets & Liabilities, net - (10.9)% (2,269,923)
Total Net Assets - 100.0% $ 20,791,068

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 37
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $18,164,219 (cost $18,144,476), or 87.4% of total net assets.
(d)
Security is unsettled at period end and may not have a stated effective rate.
(e)
Value determined based on Level 3 inputs — See Note 3 .
(f)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(g)
All or a portion of this security is pledged as swap collateral at June 30, 2026.
(h)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(i)
Payment-in-kind security.
(j)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note Futures Contracts 5 Sep 2026 $ 1,030,469 $ (125)
– –
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.37% Annually 10/02/30 $ 2,650,000 $ 65,309 $ 217 $ 65,092
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.38% Annually 02/17/31 2,500,000 58,590 — 58,590

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
38 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.64% Annually 10/02/35 $ 775,000 $ 22,541 $ 1,355 $ 21,186
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.85% Annually 10/02/40 675,000 21,212 256 20,956
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.79% Annually 05/13/31 3,750,000 19,844 — 19,844
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 1,450,000 52,748 42,873 9,875
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.95% Annually 07/02/29 1,250,000 (63) — (63)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.29% Annually 05/13/46 200,000 (1,767) — (1,767)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.76% Annually 05/13/29 600,000 (3,094) — (3,094)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.29% Annually 02/23/28 600,000 (7,885) — (7,885)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 1,005,000 (20,406) (687) (19,719)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.78% Annually 05/13/28 10,750,000 (43,455) — (43,455)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.39% Annually 10/04/27 8,700,000 (97,536) 170 (97,706)
$ 66,038 $ 44,184 $ 21,854
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
Bank of America, N.A. EUR Sell 306,000 354,320 USD 07/15/26 $ 4,502

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 39
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 782,000
$ 945
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
434,000
524
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
434,000
395
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
434,000
394
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
699,000
340
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
261,000
311
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
260,000
309
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
522,000
243
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
340,000
228
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
340,000
228
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
340,000
228
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
340,000
228
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
341,000
166
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
523,000
165
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
260,000
121
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
260,000
82
$ 4,907

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
40 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 306,250 $ (2)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% 306,250 (2)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 218,750 (3)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 350,000 (3)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 350,000 (3)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 218,750 (3)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 340,000 (32)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 340,000 (32)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 340,000 (32)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 340,000 (33)
$ (145)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 260,000 (1,018)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 260,000 (1,022)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 260,000 (1,344)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 261,000 (1,349)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 341,000 (1,351)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 41
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% $ 218,750 $ (1,419)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 218,750 (1,419)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 522,000 (2,044)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 523,000 (2,056)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 434,000 (2,256)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 306,250 (2,310)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 306,250 (2,310)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 350,000 (2,376)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 350,000 (2,376)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 699,000 (2,737)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 782,000 (4,064)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 868,000 (4,512)
$ (35,963)
(a)
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
EUR — Euro
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
42 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 51,206 $ — $ 51,206
Money Market Funds 240,544 — — 240,544
Asset-Backed Securities — 10,532,261 430,965 10,963,226
Collateralized Mortgage Obligations — 8,269,971 — 8,269,971
Corporate Bonds — 2,008,349 — 2,008,349
Senior Floating Rate Interests — 1,445,433 113,151 1,558,584
Options Purchased 1,187 — — 1,187
Interest Rate Swaptions Purchased — 4,907 — 4,907
Interest Rate Swap Agreements
(a)
— 195,543 — 195,543
Forward Foreign Currency Exchange Contracts
(a)
— 4,502 — 4,502
Unfunded Loan Commitments ( Note 4 )
(a)
— — 541 541
Total Assets $ 241,731 $ 22,512,172 $ 544,657 $ 23,298,560
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 875 $ — $ — $ 875
Interest Rate Swaptions Written — 36,108 — 36,108
Interest Rate Futures Contracts
(a)
125 — — 125
Interest Rate Swap Agreements
(a)
— 173,689 — 173,689
Total Liabilities $ 1,000 $ 209,797 $ — $ 210,797
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 296,740
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 99,906 Yield Analysis Yield 6.0% —
Asset-Backed Securities 34,319 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 111,151 Yield Analysis Yield 8.6%-9.1% 9.1%
Senior Floating Rate Interests 2,000 Model Price Purchase Price — —
Unfunded Loan Commitments 541 Model Price Purchase Price — —
Total Assets $ 544,657
(a) Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
| 43
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$73,220 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 150,856 $ 234,201 $ (24,340) $ — $ —
Senior Floating Rate Interests 9,084 104,501 (598) 61 4
Unfunded Loan Commitments 43 — (769) — —
Total Assets $ 159,983 $ 338,702 $ (25,707) $ 61 $ 4
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (2,972) $ 73,220 $ 430,965 $ (2,249)
Senior Floating Rate Interests 99 — 113,151 99
Unfunded Loan Commitments 1,267 — 541 1,267
Total Assets $ (1,606) $ 73,220 $ 544,657 $ (883)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due
02/25/65 6.61% 04/26/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
June 30, 2026
44 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29 — —
HOMES Trust 2025-NQM1, 5.86% due 01/25/70 6.86% 01/01/29 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 9.09% 02/01/30
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Vista Point Securitization Trust 2024-CES1, 6.68% due
05/25/54 7.67% 04/01/28 — —

| 45
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
CORE BOND FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .0%
FINANCIAL - 0 .0%
Pershing Square Tontine
Holdings, Ltd. — Class
A*
,(a),(b)
622,890 $ 62
INDUSTRIAL - 0 .0%
Constar International Holdings
LLC*
,(a)
68 —
Total Common Stocks
(Cost $–) 62
PREFERRED STOCKS - 1 .8%
FINANCIAL - 1 .6%
Wells Fargo & Co.
6.13% 7,900,000 7,993,520
6.85% 850,000 883,346
Citigroup, Inc.
6.63% 6,050,000 6,163,722
6.88% 2,300,000 2,355,472
Charles Schwab Corp.
4.00% 8,500,000 7,975,881
JPMorgan Chase & Co.
6.10% 4,475,000 4,531,654
6.50% 1,570,000 1,607,697
State Street Corp.
6.70% 4,870,000 5,036,554
Bank of America Corp.
6.63% 4,000,000 4,123,916
6.25% 900,000 910,813
Bank of New York Mellon Corp.
3.75% 3,900,000 3,872,704
5.95% 730,000 732,495
CNO Financial Group, Inc.
5.13% due 11/25/60 47,725 790,803
Corebridge Financial, Inc.
6.88% 548,000 570,243
First Republic Bank
4.25%* 77,975 16
Total Financial 47,548,836
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 04/15/86 90,000 2,251,800
6.50% due 06/01/85 17,450 424,559
Total Utilities 2,676,359
GOVERNMENT - 0 .1%
CoBank ACB
6.75% 1,800,000 1,812,841
7.13% 500,000 506,038
Total Government 2,318,879
INDUSTRIAL - 0 .0%
Constar International Holdings
LLC*
,(a)
7 —
Total Preferred Stocks
(Cost $54,682,644) 52,544,074
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,(a),(b)
190,327 $ 19
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,(a),(b)
69,210 7
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 6,510 5
Total Warrants
(Cost $15,075) 31
MONEY MARKET FUNDS
(c)
- 1 .9%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(d)
51,070,717 51,070,717
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
2,843,249 2,843,249
Total Money Market Funds
(Cost $53,913,966) 53,913,966
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 29 .6%
GOVERNMENT AGENCY - 19 .5%
Freddie Mac
5.50% due 04/01/56
(e)
52,542,723 52,745,214
5.50% due 02/01/56
(e)
46,964,106 47,143,878
3.00% due 05/01/52 46,998,352 41,080,792
5.00% due 05/01/56 21,909,206 21,537,997
6.00% due 08/01/54 14,512,536 15,067,500
5.50% due 09/01/53
(e)
11,948,874 12,151,077
5.00% due 10/25/51 3,827,388 3,814,694
5.50% due 04/01/55 3,660,565 3,684,429
5.50% due 06/01/53 2,886,124 2,931,063
5.00% due 11/25/51 2,911,236 2,896,659
5.50% due 09/01/54 1,742,213 1,768,585
6.00% due 09/01/54 1,597,586 1,656,416
5.00% due 02/25/52 1,556,131 1,547,215
5.50% due 07/25/53 1,208,040 1,211,225
5.25% due 04/25/53 918,618 919,121
1.98% due 05/01/50 1,266,476 893,806
Uniform MBS 30 Year
3.00% due 08/15/56 107,195,000 93,402,018
2.50% due 08/15/56 72,005,000 60,135,425
5.00% due 08/01/56 32,727,666 32,121,751
2.00% due 08/15/56 15,965,000 12,741,989
Fannie Mae
5.50% due 04/01/56 46,251,850 46,428,902
5.50% due 03/01/55 18,030,488 18,235,175
3.00% due 05/01/52 15,838,972 13,823,328
5.50% due 05/01/55 12,506,567 12,586,814
5.50% due 07/01/54 8,180,948 8,304,173
6.00% due 07/01/54 7,268,197 7,533,332
5.00% due 01/25/53 5,629,625 5,593,398
5.00% due 10/25/51 4,819,004 4,809,821
5.00% due 11/25/53 3,625,474 3,609,110
5.00% due 05/01/56 3,625,777 3,564,345

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
46 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
GOVERNMENT AGENCY - 19.5% (continued)
5.50% due 04/01/55 3,520,848 $ 3,543,891
5.50% due 09/01/54 2,886,468 2,928,842
6.00% due 09/01/54 2,618,492 2,714,815
2.78% due 05/01/51 2,523,728 1,942,747
2.32% due 02/01/51 1,900,429 1,394,643
2.00% due 09/01/50 1,909,856 1,360,053
2.11% due 10/01/50 1,686,222 1,219,127
2.27% due 02/01/51 1,581,453 1,154,036
2.39% due 02/01/51 1,316,672 976,072
6.50% due 04/25/49 902,625 905,598
4.24% due 08/01/48 957,532 850,626
2.58% due 10/01/51 1,107,397 827,615
3.46% due 08/01/49 878,853 750,561
4.37% due 10/01/48 665,027 624,458
4.25% due 05/01/48 579,841 536,644
due 12/25/43
(f),(g)
511,779 384,590
Ginnie Mae
5.25% due 03/20/52 3,360,895 3,371,281
5.00% due 01/20/55 1,891,782 1,868,502
6.00% due 06/20/47 128,600 128,537
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 05/25/60 2,634,628 2,107,183
2.00% due 11/25/59 1,009,457 804,217
Fannie Mae-Aces
1.60% (WAC) due 03/25/35
◊,(h)
16,659,259 1,229,040
FARM Mortgage Trust
2.18% (WAC) due 01/25/51
◊,(i)
714,880 584,968
Total Government Agency 566,147,298
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8 .8%
OBX Trust
2025-R1, 5.19% due
09/25/62
(i),(j)
4,746,381 4,679,959
2026-NQM9, 5.62% due
04/25/66
(i),(j)
4,350,000 4,338,275
2026-NQM9, 5.52% due
04/25/66
(i),(j)
2,900,000 2,892,375
2026-NQM5, 5.57% due
01/25/66
(i),(j)
2,637,530 2,630,214
2024-NQM15, 5.57% due
10/25/64
(i),(j)
2,050,789 2,048,765
2023-NQM9, 7.66% due
10/25/63
(i),(j)
1,889,108 1,895,367
2025-HE1, 5.53% (30 Day
Average SOFR + 1.90%)
due 02/25/55
◊,(i)
1,800,000 1,810,994
2026-NQM4, 5.38% due
02/25/66
(i),(j)
1,782,379 1,771,042
2024-NQM4, 6.22% due
01/25/64
(i),(j)
1,470,917 1,473,533
2025-NQM13, 5.82% due
05/25/65
(i),(j)
1,448,012 1,446,518
2025-NQM2, 5.95% due
11/25/64
(i),(j)
872,243 873,624
2024-NQM5, 6.29% due
01/25/64
(i),(j)
795,052 797,159
2025-NQM1, 5.85% due
12/25/64
(i),(j)
787,384 787,719
2024-NQM6, 6.85% due
02/25/64
(i),(j)
755,369 759,776
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
2024-NQM5, 5.99% due
01/25/64
(i),(j)
681,473 $ 683,125
2024-NQM6, 6.45% due
02/25/64
(i),(j)
584,800 588,166
2024-NQM6, 6.70% due
02/25/64
(i),(j)
487,335 490,147
2024-NQM3, 6.13% due
12/25/63
(i),(j)
486,350 487,617
2024-NQM3, 6.33% due
12/25/63
(i),(j)
486,350 487,596
2024-NQM3, 6.43% due
12/25/63
(i),(j)
486,350 487,489
2024-NQM7, 6.24% due
03/25/64
(i),(j)
456,741 458,818
2024-NQM7, 6.60% due
03/25/64
(i),(j)
456,743 458,682
2024-NQM8, 6.59% due
05/25/64
(i),(j)
454,660 456,829
2024-NQM5, 6.39% due
01/25/64
(i),(j)
454,315 455,440
2025-NQM13, 5.61% due
05/25/65
(i),(j)
398,203 397,311
2024-NQM8, 6.23% due
05/25/64
(i),(j)
382,762 384,705
2024-NQM7, 6.45% due
03/25/64
(i),(j)
274,046 275,192
2024-NQM2, 6.18% due
12/25/63
(i),(j)
243,702 243,779
FIGRE Trust
2026-HE1, 5.43% (WAC) due
01/25/56
◊,(i)
2,949,186 2,915,864
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(i)
2,030,512 2,036,652
2024-HE2, 6.38% (WAC) due
05/25/54
◊,(i)
1,874,016 1,903,384
2025-PF2, 5.02% (WAC) due
10/25/55
◊,(i)
1,876,956 1,845,971
2024-HE6, 5.72% (WAC) due
12/25/54
◊,(i)
1,692,643 1,702,554
2024-HE1, 6.17% (WAC) due
03/25/54
◊,(i)
1,660,586 1,681,440
2025-HE8, 5.21% (WAC) due
11/25/55
◊,(i)
1,675,673 1,661,149
2026-HE2, 5.25% (WAC) due
01/25/56
◊,(i)
1,524,227 1,501,342
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(i)
1,411,137 1,413,096
2025-HE1, 5.83% (WAC) due
01/25/55
◊,(i)
1,199,193 1,208,848
2024-HE4, 5.06% (WAC) due
09/25/54
◊,(i)
1,050,172 1,045,397
2025-HE1, 5.93% (WAC) due
01/25/55
◊,(i)
909,976 916,793
2024-HE3, 6.13% (WAC) due
07/25/54
◊,(i)
758,858 764,844
2026-FL2, 5.92% due
06/25/56
(i),(j)
450,000 449,509
2025-PF1, 5.76% (WAC) due
06/25/55
◊,(i)
440,869 441,732
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(i)
5,780,229 5,410,348

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 47
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
2021-13, 2.50% (WAC) due
04/25/52
◊,(i)
2,620,020 $ 2,439,119
2026-CES1, 4.91% due
06/25/56
(i),(j)
1,907,229 1,887,360
2026-CES1, 4.96% due
06/25/56
(i),(j)
1,907,229 1,884,444
2026-VIS1, 5.04% due
06/25/66
(i),(j)
1,806,379 1,782,885
2026-VIS1, 5.24% due
06/25/66
(i),(j)
1,415,811 1,399,884
2024-NQM1, 5.85% due
02/25/64
(i),(j)
1,162,395 1,163,031
2025-1, 6.00% (WAC) due
06/25/55
◊,(i)
780,445 782,257
GCAT Trust
2025-NQM2, 5.60% due
04/25/70
(i)
4,013,328 4,017,377
2025-NQM4, 5.73% due
06/25/70
(i),(j)
2,625,223 2,621,276
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,(i)
2,552,979 2,416,749
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(i)
1,999,153 2,005,084
2022-NQM3, 5.35% (WAC)
due 04/25/67
◊,(i)
1,422,374 1,418,073
2023-NQM3, 6.89% due
08/25/68
(i),(j)
1,011,832 1,013,647
2023-NQM3, 7.34% due
08/25/68
(i),(j)
1,011,912 1,013,046
2024-NQM2, 6.54% due
06/25/59
(i),(j)
425,565 427,315
2024-NQM2, 6.09% due
06/25/59
(i),(j)
212,757 213,557
Vista Point Securitization Trust
2026-CES2, 5.42% due
05/25/56
(i),(j)
7,054,276 7,054,300
2025-CES1, 5.81% due
04/25/55
(i),(j)
2,411,788 2,417,180
2024-CES2, 5.25% due
10/25/54
(i),(j)
1,850,610 1,843,557
2024-CES3, 5.68% due
01/25/55
(i),(j)
1,722,436 1,723,869
Towd Point Mortgage Trust
2026-CES1, 5.32% due
01/25/66
(i),(j)
4,500,000 4,464,725
2025-CES4, 5.46% due
10/25/65
(i),(j)
3,300,000 3,278,077
2024-4, 4.55% (WAC) due
10/27/64
◊,(i)
2,199,296 2,192,778
2025-1, 4.80% (WAC) due
06/25/65
◊,(i)
1,176,290 1,176,948
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,(i)
800,141 802,401
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,(i)
305,725 304,766
Verus Securitization Trust
2026-3, 5.33% due
03/25/71
(i),(j)
4,367,160 4,327,123
2024-1, 6.12% due
01/25/69
(i),(j)
1,923,023 1,922,861
2024-9, 5.89% due
11/25/69
(i),(j)
1,864,650 1,866,374
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
2025-1, 5.98% due
01/25/70
(i),(j)
1,142,683 $ 1,144,722
2025-2, 5.51% due
03/25/70
(i),(j)
1,064,559 1,063,662
2023-7, 7.42% due
10/25/68
(i),(j)
639,190 640,613
Angel Oak Mortgage Trust
2024-2, 6.25% due
01/25/69
(i),(j)
3,101,702 3,103,372
2025-12, 5.34% due
12/25/70
(i),(j)
2,504,005 2,479,925
2024-4, 6.20% due
01/25/69
(i),(j)
1,527,421 1,533,656
2024-3, 4.80% due
11/26/68
(i),(j)
1,497,310 1,488,670
2023-1, 4.75% due
09/26/67
(i),(j)
1,108,723 1,102,899
2024-4, 6.50% due
01/25/69
(i),(j)
464,891 466,392
2024-4, 6.40% due
01/25/69
(i),(j)
218,772 219,535
2020-1, 2.77% (WAC) due
12/25/59
◊,(a),(i)
108,471 105,993
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due
08/25/66
◊,(i)
4,000,000 3,037,214
2023-4, 7.62% due
10/25/68
(i),(j)
1,853,667 1,858,448
2023-3, 7.18% due
09/25/68
(i),(j)
1,425,823 1,427,393
2024-1, 6.14% due
02/25/69
(i),(j)
727,456 728,039
2025-3, 5.56% due
03/25/70
(i),(j)
622,517 621,142
2024-2, 6.13% due
04/25/69
(i),(j)
511,722 513,256
2023-3, 7.58% due
09/25/68
(i),(j)
459,972 460,335
2024-2, 6.43% due
04/25/69
(i),(j)
233,004 233,753
2024-2, 6.33% due
04/25/69
(i),(j)
233,004 233,637
BRAVO Residential Funding
Trust
2025-NQM2, 5.83% due
11/25/64
(i),(j)
2,729,982 2,740,518
2025-CES1, 5.70% due
02/25/55
(i),(j)
1,619,413 1,623,482
2023-NQM2, 4.50% due
05/25/62
(i),(j)
1,444,310 1,432,536
2024-NQM3, 6.39% due
03/25/64
(i),(j)
863,891 868,218
2023-NQM8, 7.10% due
10/25/63
(i),(j)
718,948 720,505
2024-CES1, 6.38% due
04/25/54
(i),(j)
536,063 538,829
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due
11/25/69
◊,(i)
2,200,646 2,203,475
2026-NQM1, 4.95% due
02/25/61
(i),(j)
1,519,872 1,497,622

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
48 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
2026-NQM1, 5.16% due
02/25/61
(i),(j)
1,163,652 $ 1,148,500
2025-H1, 5.89% due
02/25/70
(i),(j)
953,971 955,794
2025-H1, 5.99% due
02/25/70
(i),(j)
690,806 692,024
2025-H2, 5.66% due
03/25/70
(i),(j)
690,447 688,527
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(i),(j)
3,650,000 3,618,020
2025-LOC4, 5.38% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,(i)
1,520,660 1,529,625
2023-FIG4, 6.72% (WAC) due
11/25/53
◊,(i)
1,042,381 1,065,717
2025-LOC4, 5.48% (30 Day
Average SOFR + 1.85%)
due 06/25/55
◊,(i)
760,330 762,990
GS Mortgage-Backed Securities
Trust
2026-NQM4, 5.66% due
06/25/66
(i),(j)
3,440,199 3,425,778
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,(i)
3,683,101 3,410,026
2020-NQM1, 1.79% (WAC)
due 09/27/60
◊,(a),(i)
85,673 82,878
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
(i),(j)
2,700,000 2,679,475
2024-RTL5, 5.32% due
09/25/39
(i),(j)
2,200,000 2,202,130
2025-RTL3, 5.24% due
08/25/40
(i),(j)
1,700,000 1,698,465
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,(i)
2,759,659 2,726,032
2025-1, 5.50% (WAC) due
02/25/55
◊,(i)
1,891,514 1,888,938
2025-4, 5.50% (WAC) due
09/25/55
◊,(i)
1,408,151 1,406,419
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(i)
4,523,052 4,550,765
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(i)
827,587 829,876
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,(i)
5,810,000 4,972,974
SG Residential Mortgage Trust
2026-1, 5.14% due
01/25/66
(i),(j)
4,770,702 4,708,427
Aspire Mortgage Trust
2026-3, 5.56% due
05/25/66
(i),(j)
2,700,000 2,702,280
2026-2, 5.63% due
04/26/66
(i),(j)
1,966,492 1,958,798
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
RCKT Mortgage Trust
2024-CES4, 6.15% due
06/25/44
(i),(j)
1,458,142 $ 1,463,745
2023-CES2, 6.81% (WAC)
due 09/25/43
◊,(i)
1,369,852 1,370,831
2025-CES1, 5.65% due
01/25/45
(i),(j)
805,908 808,683
2025-CES7, 5.48% due
07/25/55
(i),(j)
709,689 709,082
EFMT
2025-CES1, 5.73% due
01/25/60
(i),(j)
3,425,434 3,434,760
2024-CES1, 5.52% due
01/26/60
(i),(j)
711,177 711,503
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(i)
4,400,000 4,131,145
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
(i),(j)
3,981,978 3,929,200
New Residential Mortgage Loan
Trust
2024-NQM2, 5.37% due
09/25/64
(i)
1,039,727 1,032,219
2024-NQM2, 5.42% due
09/25/64
(i)
1,039,727 1,030,544
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(i)
1,005,037 1,006,027
2019-6A, 3.50% (WAC) due
09/25/59
◊,(i)
274,032 256,100
PRKCM Trust
2025-AFC1, 5.25% due
10/25/60
(i),(j)
1,818,712 1,801,399
2026-AFC1, 5.03% due
02/25/61
(i),(j)
1,359,745 1,337,013
BARC
2026-CES1, 5.15% due
01/25/56
(i),(j)
1,950,000 1,913,565
2026-CES1, 5.05% due
01/25/56
(i),(j)
1,050,000 1,030,378
PRPM LLC
2024-RPL2, 3.50% due
05/25/54
(i),(j)
1,549,025 1,509,135
2025-RPL3, 3.25% due
04/25/55
(i),(j)
850,000 815,844
2023-RCF1, 4.00% due
06/25/53
(i),(j)
526,948 521,783
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
(i),(j)
2,244,803 2,153,388
2024-RS2, 3.00% due
08/01/69
(i),(j)
703,259 671,212
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(i),(j)
2,650,000 2,636,703
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(i),(j)
2,166,940 2,160,049

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 49
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
(i),(j)
1,981,374 $ 1,919,775
HOMES Trust
2026-NQM1, 5.05% due
09/25/70
(i),(j)
1,617,203 1,596,620
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
(i),(j)
1,600,000 1,589,131
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,(i)
718,946 720,323
2025-6, 5.50% (WAC) due
07/25/55
◊,(i)
482,909 482,158
2024-5, 6.00% (WAC) due
06/25/54
◊,(i)
238,347 238,817
2024-5, 6.00% (WAC) due
06/25/54
◊,(a),(i)
47,935 47,782
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC)
due 03/25/67
◊,(i)
677,544 638,194
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(i)
677,544 637,639
Morgan Stanley Residential
Mortgage Loan Trust
2024-NQM3, 5.04% (WAC)
due 07/25/69
◊,(i)
559,677 558,086
2024-NQM3, 5.35% due
07/25/69
(i),(j)
559,690 555,510
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(i),(j)
1,000,000 997,697
American Home Mortgage
Investment Trust
2007-1, 2.08% due 05/25/47
(h)
5,431,123 828,628
Starwood Mortgage Residential
Trust
2020-1, 2.41% (WAC) due
02/25/50
◊,(i)
417,776 402,887
2020-1, 2.56% (WAC) due
02/25/50
◊,(i)
417,776 402,393
ACHM Trust
2025-HE1, 5.92% (WAC) due
03/25/55
◊,(i)
742,099 746,014
MFA Trust
2021-INV1, 2.29% (WAC) due
01/25/56
◊,(a),(i)
700,000 663,395
Figre
2026-FL2, 5.82% due
06/25/56
(i),(j)
500,000 499,496
Securitized Asset-Backed
Receivables LLC Trust
2006-HE2, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 07/25/36
◊
1,270,027 473,913
CSMC Trust
2018-RPL9, 3.85% (WAC)
due 09/25/57
◊,(i)
397,665 390,296
2020-NQM1, 2.72% due
05/25/65
(a),(i)
79,534 76,051
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.8% (continued)
RALI Series Trust
2006-QO2, 4.20% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
1,487,218 $ 237,181
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.58% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
194,893 170,885
MASTR Adjustable Rate
Mortgages Trust
2003-5, 2.53% (WAC) due
11/25/33
◊,(a)
178,798 160,682
Total Residential Mortgage-Backed Securities 256,579,362
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .9%
DBGS Mortgage Trust
2018-C1, 4.77% (WAC) due
10/15/51
◊
7,000,000 6,534,452
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(i)
2,400,000 2,402,250
2024-VLT4, 5.77% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
06/15/41
◊,(i)
1,631,150 1,632,170
2024-VLT4, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,(i)
1,391,275 1,392,145
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.83% (1 Month
Term SOFR + 2.20%,
Rate Floor: 1.84%) due
06/15/38
◊,(i)
4,000,000 3,383,438
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/27/40
(i)
2,244,184 2,217,119
SMRT
2022-MINI, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,(i)
2,000,000 1,997,500
BX Commercial Mortgage Trust
2024-AIRC, 5.32% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,(i)
910,614 914,029
2024-AIRC, 5.77% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
08/15/41
◊,(i)
867,251 870,503
Life Mortgage Trust
2021-BMR, 5.14% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.40%) due
03/15/38
◊,(i)
1,400,000 1,337,000

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
50 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
BMP
2024-MF23, 5.27% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
06/15/41
◊,(i)
1,000,000 $ 1,000,938
GS Mortgage Securities Trust
2020-GC45, 0.72% (WAC)
due 02/13/53
◊,(h)
17,496,618 305,225
2019-GC42, 0.94% (WAC)
due 09/10/52
◊,(h)
13,567,147 290,422
Benchmark Mortgage Trust
2019-B14, 0.88% (WAC) due
12/15/62
◊,(h)
16,974,092 291,287
2018-B6, 0.54% (WAC) due
10/10/51
◊,(h)
27,299,991 176,527
Citigroup Commercial Mortgage
Trust
2019-GC43, 0.72% (WAC)
due 11/10/52
◊,(h)
18,301,955 315,193
2016-C2, 1.75% (WAC) due
08/10/49
◊,(h)
901,571 38
2016-P5, 1.38% (WAC) due
10/10/49
◊,(h)
663,472 21
CSAIL Commercial Mortgage
Trust
2019-C15, 1.15% (WAC) due
03/15/52
◊,(h)
10,709,221 211,850
UBS Commercial Mortgage
Trust
2017-C2, 1.16% (WAC) due
08/15/50
◊,(h)
6,564,531 47,848
Wells Fargo Commercial
Mortgage Trust
2016-C37, 0.92% (WAC) due
12/15/49
◊,(h)
1,965,486 227
JPMDB Commercial Mortgage
Securities Trust
2016-C2, 1.42% (WAC) due
06/15/49
◊,(h)
1,654,737 52
SG Commercial Mortgage
Securities Trust
2016-C5, 1.81% (WAC) due
10/10/48
◊,(h)
1,126,373 43
CD Mortgage Trust
2016-CD1, 1.35% (WAC) due
08/01/49
◊,(h)
915,055 34
Morgan Stanley Capital I Trust
2016-UB11, 1.61% (WAC)
due 08/15/49
◊,(h)
2,609 —
Total Commercial Mortgage-Backed Securities 25,320,311
MILITARY HOUSING - 0 .4%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 4.49% (WAC) due
11/25/55
◊,(i)
6,497,688 5,633,396
2015-R1, 4.45% (WAC) due
11/25/52
◊,(i)
2,540,230 2,285,777
2015-R1, 0.70% (WAC) due
11/25/55
◊,(h),(i)
9,509,861 523,115
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6% (continued)
MILITARY HOUSING - 0.4% (continued)
Capmark Military Housing Trust
2006-RILY, 6.15% due
07/10/51
(a),(i)
2,158,792 $ 1,910,918
2007-ROBS, 6.06% due
10/10/52
(a),(i)
434,733 403,322
2007-AETC, 5.75% due
02/10/52
(a),(i)
254,687 228,358
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, 6.11% due
08/10/52
(a),(i)
1,366,040 1,311,410
Total Military Housing 12,296,296
Total Collateralized Mortgage Obligations
(Cost $873,586,665) 860,343,267
U.S. GOVERNMENT SECURITIES - 25 .9%
U.S. Treasury Notes
3.63% due 03/31/28 67,840,000 67,219,900
4.00% due 07/31/32 65,000,000 64,060,547
3.63% due 12/31/30 50,000,000 48,822,266
3.75% due 08/31/31
(e)
44,220,000 43,252,687
4.13% due 03/31/31 29,832,400 29,720,528
4.38% due 05/15/36 28,800,000 28,647,000
4.13% due 11/15/27 25,000,000 24,984,375
4.00% due 11/15/35 21,725,000 21,015,543
4.13% due 10/31/31 21,000,000 20,895,820
4.25% due 08/15/35 5,500,000 5,429,961
3.88% due 10/15/27 3,580,000 3,567,134
3.63% due 08/31/29 1,540,000 1,515,336
4.00% due 05/31/30 1,031,600 1,024,629
U.S. Treasury Bonds
1.75% due 08/15/41
(e)
124,965,000 83,755,839
1.88% due 02/15/41 55,820,000 38,729,486
due 05/15/51
(f),(g)
102,110,000 29,060,585
2.00% due 11/15/41 31,500,000 21,814,980
due 05/15/55
(f),(g)
46,977,000 11,291,990
due 05/15/44
(f),(g)
22,370,000 9,175,400
due 02/15/52
(f),(g)
19,980,000 5,489,390
due 02/15/46
(f),(g)
9,880,000 3,680,341
due 11/15/44
(f),(g)
4,455,000 1,775,386
4.75% due 08/15/55 420,000 407,515
U.S. Treasury Inflation Indexed
Bonds
1.25% due 04/15/31
(k)
85,511,268 82,844,764
1.88% due 07/15/35
(k)
54,708,608 53,494,880
2.13% due 01/15/35
(k)
26,106,638 26,045,089
1.88% due 01/15/36
(k)
11,422,288 11,092,702
2.38% due 02/15/55
(k)
10,580,084 9,732,566
1.38% due 07/15/33
(k)
2,116,264 2,029,924
Total U.S. Government Securities
(Cost $771,627,368) 750,576,563
CORPORATE BONDS - 23 .5%
FINANCIAL - 12 .4%
Pershing Square Holdings Ltd.
3.25% due 10/01/31
(i)
6,200,000 5,542,807
5.50% due 10/28/32
(i)
2,000,000 1,978,990
3.25% due 11/15/30 1,900,000 1,747,230
Citigroup, Inc.
5.83% due 02/13/35
(l)
4,900,000 4,994,312

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 51
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
6.50%
(l),(m)
2,600,000 $ 2,630,174
4.50% due 09/11/31
(l)
1,050,000 1,036,331
Macquarie Bank Ltd.
5.64% due 08/13/36
(i),(l)
4,400,000 4,386,935
5.82% due 06/10/37
(i),(l)
3,190,000 3,184,705
Nippon Life Insurance Co.
2.75% due 01/21/51
(i),(l)
8,150,000 7,294,217
BPCE S.A.
2.28% due 01/20/32
(i),(l)
8,200,000 7,248,747
American National Group, Inc.
5.00% due 06/15/27 4,521,000 4,528,476
7.00% due 12/01/55
(l)
1,875,000 1,830,882
6.00% due 07/15/35 650,000 647,572
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
(i)
6,450,000 6,271,287
7.75% due 06/15/55
(l)
500,000 527,353
Societe Generale S.A.
5.52% due 01/19/28
(i),(l)
2,750,000 2,763,388
5.40% due 04/10/37
(i),(l)
2,500,000 2,450,713
5.25% due 05/22/29
(i),(l)
1,050,000 1,057,556
3.34% due 01/21/33
(i),(l)
490,000 444,994
GLP Capital, LP / GLP
Financing II, Inc.
4.00% due 01/15/31 3,510,000 3,314,698
5.63% due 03/01/36 1,400,000 1,371,969
5.75% due 11/01/37 1,050,000 1,034,667
5.30% due 01/15/29 900,000 904,218
Brighthouse Financial Global
Funding
5.65% due 06/10/29
(i)
5,985,000 6,011,563
Allianz SE
3.20%
(i),(l),(m)
5,000,000 4,792,696
6.55%
(i),(l),(m)
1,200,000 1,216,729
National Australia Bank Ltd.
5.90% due 01/14/36
(i),(l)
3,960,000 4,054,885
5.63% due 06/04/37
(i),(l)
1,000,000 998,610
2.99% due 05/21/31
(i)
975,000 886,651
TPG Operating Group II, LP
5.38% due 01/15/36 4,346,000 4,229,268
5.88% due 03/05/34 1,593,000 1,616,642
Morgan Stanley
5.25% due 04/21/34
(l)
2,085,000 2,098,126
4.71% due 03/12/32
(l)
1,090,000 1,076,530
5.31% due 01/18/41
(l)
1,060,000 1,033,055
5.94% due 02/07/39
(l)
975,000 1,005,477
6.63% due 11/01/34
(l)
545,000 591,415
Liberty Mutual Group, Inc.
4.13% due 12/15/51
(i),(l)
5,800,000 5,758,874
Global Atlantic Fin Co.
7.25% due 03/01/56
(i),(l)
3,730,000 3,655,582
6.75% due 03/15/54
(i)
969,000 923,074
7.95% due 10/15/54
(i),(l)
650,000 654,590
Brookfield Finance, Inc.
5.81% due 03/03/55 1,990,000 1,930,180
5.33% due 01/15/36 1,550,000 1,524,666
4.70% due 09/20/47 650,000 549,278
3.63% due 02/15/52 620,000 429,169
3.50% due 03/30/51 630,000 428,931
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
5.68% due 01/15/35 300,000 $ 304,914
Wilton RE Ltd.
6.00%
(i),(l),(m)
5,426,000 5,160,555
Blue Owl Capital GP LLC
7.21% due 08/22/43
(a)
5,000,000 5,093,593
Goldman Sachs Group, Inc.
5.39% due 02/02/41
(l)
2,850,000 2,776,239
5.43% due 06/03/37
(l)
1,025,000 1,028,521
4.02% due 10/31/38
(l)
1,170,000 1,026,613
Fairfax Financial Holdings Ltd.
5.75% due 05/20/35 2,350,000 2,405,576
6.50% due 05/20/55 1,000,000 1,043,523
5.63% due 08/16/32 1,000,000 1,025,256
Argentum Netherlands BV for
Swiss Re Ltd.
5.63% due 08/15/52
(l)
4,350,000 4,364,471
Enstar Group Ltd.
6.69% due 07/15/37
(i),(l)
1,875,000 1,878,941
7.50% due 04/01/45
(i),(l)
1,300,000 1,372,363
3.10% due 09/01/31 1,170,000 1,041,713
Jefferies Financial Group, Inc.
5.50% due 02/15/36 3,120,000 3,010,764
6.20% due 04/14/34 700,000 716,455
5.13% due 04/28/31 390,000 384,979
PartnerRe Finance B LLC
4.50% due 10/01/50
(l)
4,040,000 3,907,555
Australia & New Zealand
Banking Group Ltd.
5.82% due 06/18/36
(i),(l)
2,170,000 2,209,259
2.57% due 11/25/35
(i),(l)
1,800,000 1,611,812
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
(i),(l)
3,750,000 3,786,709
F&G Global Funding
5.88% due 01/16/30
(i)
3,700,000 3,739,406
Credit Agricole S.A.
5.26% due 01/12/37
(i),(l)
2,600,000 2,557,371
4.85% (SOFR + 1.21%) due
09/11/28
◊,(i)
990,000 995,917
First American Financial Corp.
4.00% due 05/15/30 3,180,000 3,057,113
5.45% due 09/30/34 490,000 483,243
MetLife, Inc.
6.35% due 03/15/55
(l)
2,350,000 2,408,548
5.85% due 03/15/56
(l)
1,100,000 1,085,313
Commonwealth Bank of
Australia
5.93% due 03/14/46
(i),(l)
3,420,000 3,443,523
Maple Grove Funding Trust I
4.16% due 08/15/51
(i)
4,750,000 3,432,452
Sumitomo Life Insurance Co.
3.38% due 04/15/81
(i),(l)
2,500,000 2,285,341
5.88% due 09/10/55
(i),(l)
1,150,000 1,144,238
Grand River Funding Trust II
7.28% due 02/15/56
(i)
3,230,000 3,354,155
Stewart Information Services
Corp.
3.60% due 11/15/31 3,740,000 3,324,718

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
52 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
Capital One Financial Corp.
5.20% due 09/11/36
(l)
1,500,000 $ 1,460,171
5.40% due 01/30/37
(l)
1,090,000 1,075,677
6.05% due 02/01/35
(l)
750,000 779,137
Old Republic International Corp.
5.70% due 06/01/36 3,300,000 3,311,900
Safehold GL Holdings LLC
2.85% due 01/15/32 2,108,000 1,880,738
2.80% due 06/15/31 1,014,000 915,472
5.65% due 01/15/35 284,000 287,604
Insured Lending 1 Ltd.
6.50% due 02/04/32
(a),(n)
EUR 2,600,000 2,970,500
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
(i)
3,150,000 2,947,643
Sumitomo Mitsui Financial
Group, Inc.
4.80% (SOFR + 1.17%) due
07/09/29
◊
1,000,000 1,009,520
5.05% due 01/15/37
(l)
975,000 957,363
5.57% due 01/15/47
(l)
975,000 956,013
Equitable Holdings, Inc.
6.70% due 03/28/55
(l)
2,800,000 2,876,815
Athene Global Funding
5.13% due 06/01/29
(i)
1,775,000 1,778,375
2.67% due 06/07/31
(i)
1,170,000 1,033,377
Pacific Beacon LLC
5.51% due 07/15/36
(i)
2,900,000 2,809,733
Host Hotels & Resorts, LP
5.70% due 07/01/34 2,750,000 2,809,402
BNP Paribas S.A.
4.92% due 01/15/34
(i),(l)
2,760,000 2,707,575
Prudential Financial, Inc.
6.25% due 06/15/56
(l)
1,500,000 1,503,315
3.70% due 10/01/50
(l)
1,160,000 1,075,230
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
(a)
2,700,000 2,574,922
Apollo Global Management, Inc.
5.15% due 08/12/35 2,625,000 2,551,450
AmFam Holdings, Inc.
2.81% due 03/11/31
(i)
1,800,000 1,586,099
3.83% due 03/11/51
(i)
1,350,000 945,228
Omnis Funding Trust
6.72% due 05/15/55
(i)
2,410,000 2,509,349
Avilease Capital Ltd.
4.75% due 11/12/30
(i)
1,475,000 1,442,386
5.50% due 06/30/31
(i)
1,050,000 1,057,149
Belrose Funding Trust II
6.79% due 05/15/55
(i)
2,440,000 2,498,346
200 Park Funding Trust
5.74% due 02/15/55
(i)
2,550,000 2,495,104
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
(i)
2,450,000 2,450,164
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
Carlyle Group, Inc.
5.05% due 09/19/35 2,550,000 $ 2,441,214
Fortitude Global Funding
5.50% due 06/12/31
(i)
2,400,000 2,411,928
Reinsurance Group of America,
Inc.
6.38% due 09/15/56
(l)
1,890,000 1,874,624
6.65% due 09/15/55
(l)
500,000 505,518
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(i)
2,420,000 2,336,672
Nationwide Mutual Insurance
Co.
4.35% due 04/30/50
(i)
2,967,000 2,270,585
Lincoln National Corp.
6.80% due 07/15/56
(l)
2,250,000 2,247,345
EQT AB
5.85% due 05/08/35
(i)
2,210,000 2,219,750
Blue Owl IV SR SEC A
5.94% due 08/22/45
(a)
2,288,000 2,214,084
Farmers Insurance Exchange
7.00% due 10/15/64
(i),(l)
2,200,000 2,210,661
Nuveen LLC
5.85% due 04/15/34
(i)
2,150,000 2,201,740
Dai-ichi Life Insurance Co. Ltd.
6.20%
(i),(l),(m)
2,150,000 2,191,000
FS KKR Capital Corp.
2.63% due 01/15/27 1,182,000 1,160,186
3.25% due 07/15/27 1,053,000 1,025,603
Henneman Trust
6.58% due 05/15/55
(i)
2,100,000 2,175,757
Ascot Group Ltd.
6.35% due 06/15/35
(i),(l)
2,050,000 2,057,213
Blue Owl IV SR SEC B
5.94% due 08/22/45
(a)
2,112,000 2,043,770
Dyal Capital Partners III (A), LP
4.40% due 06/15/40
(a)
1,111,369 1,050,457
6.55% due 06/15/44
(a)
980,000 993,089
Fort Carson Family Housing
LLC
5.68% due 12/15/45 2,050,000 2,025,687
Ameriprise Financial, Inc.
5.35% due 06/15/36 1,350,000 1,345,001
4.80% due 06/15/31 675,000 674,910
Westpac Banking Corp.
3.02% due 11/18/36
(l)
1,200,000 1,071,393
3.13% due 11/18/41 805,000 596,130
2.67% due 11/15/35
(l)
295,000 265,693
Lazard Group LLC
5.63% due 08/01/35 1,875,000 1,881,020
Bank of New York Mellon Corp.
5.63%
(l),(m)
1,875,000 1,871,417
Americo Life, Inc.
3.45% due 04/15/31
(i)
2,060,000 1,842,108
DaVinciRe Holdings Ltd.
5.95% due 04/15/35
(i)
1,750,000 1,793,493

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 53
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
Mid-Atlantic Military Family
Communities LLC
5.30% due 08/01/50
(i)
2,067,901 $ 1,732,550
Trustage Financial Group, Inc.
4.63% due 04/15/32
(i)
1,750,000 1,695,783
Loews Corp.
4.94% due 04/01/36 1,690,000 1,653,748
RLI Corp.
5.38% due 06/01/36 1,700,000 1,649,823
Corebridge Life Holdings, Inc.
8.13% due 03/15/46
(i)
1,400,000 1,647,048
Prologis Targeted US Logistics
Fund, LP
4.63% due 03/15/33
(i)
1,650,000 1,606,558
American Express Co.
4.65% (SOFR + 1.02%) due
01/30/31
◊
1,010,000 1,017,518
5.41% due 02/08/41
(l)
570,000 569,141
American National Global
Funding
4.63% due 12/15/28
(i)
1,080,000 1,068,425
5.25% due 06/03/30
(i)
500,000 500,474
Cliffwater Corporate Lending
Fund
6.77% due 08/04/28
(a)
1,550,000 1,565,158
VICI Properties, LP
5.63% due 04/01/35 1,550,000 1,550,656
Nationwide Building Society
5.54% due 07/14/36
(i),(l)
1,500,000 1,511,122
CNO Financial Group, Inc.
6.45% due 06/15/34 1,440,000 1,500,530
Grand River Funding Trust I
6.31% due 02/15/36
(i)
1,450,000 1,454,408
Gabx Leasing LLC
4.63% due 04/15/31
(i)
760,000 749,389
5.30% due 04/15/36
(i)
700,000 694,749
HS Wildcat LLC
3.83% due 12/31/50
(a)
1,952,840 1,438,805
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 1,450,000 1,425,637
Dyal Capital Partners III (B), LP
6.55% due 06/15/44
(a)
770,000 780,284
4.40% due 06/15/40
(a)
638,631 603,628
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
5.88% due 05/23/42
(i),(l)
1,350,000 1,383,600
Fortitude Group Holdings LLC
6.25% due 04/01/30
(i)
1,350,000 1,378,952
Beacon Funding Trust
6.27% due 08/15/54
(i)
1,350,000 1,376,272
Hanover Insurance Group, Inc.
5.50% due 09/01/35 1,300,000 1,309,052
Santander UK Group Holdings
plc
5.14% due 09/22/36
(l)
1,260,000 1,224,576
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
KKR Group Finance Co. VIII
LLC
3.50% due 08/25/50
(i)
1,650,000 $ 1,122,783
Bank of America Corp.
5.49% due 04/23/37
(l)
1,090,000 1,085,688
Standard Chartered plc
4.53% due 06/05/32
(i),(l)
1,100,000 1,077,105
Lloyds Banking Group plc
4.43% due 11/04/31
(l)
1,090,000 1,070,255
HSBC Holdings plc
4.62% due 11/06/31
(l)
1,080,000 1,064,658
National Health Investors, Inc.
5.35% due 02/01/33 1,070,000 1,057,565
Protective Life Corp.
4.70% due 01/15/31
(i)
1,070,000 1,054,776
UBS Group AG
4.84% due 11/06/33
(i),(l)
1,070,000 1,051,247
Jackson Financial, Inc.
6.15% due 01/15/37 1,050,000 1,047,369
JPMorgan Chase & Co.
5.58% due 07/23/36
(l)
1,030,000 1,045,649
Canadian Imperial Bank of
Commerce
4.58% due 09/08/31
(l)
1,050,000 1,039,720
Intesa Sanpaolo SpA
7.80% due 11/28/53
(i)
860,000 1,037,558
KBC Group N.V.
6.32% due 09/21/34
(i),(l)
960,000 1,025,321
Bank of Nova Scotia
4.71% (SOFR Compounded
Index + 1.08%) due
08/01/29
◊
1,010,000 1,020,131
Ally Financial, Inc.
6.18% due 07/26/35
(l)
1,000,000 1,016,447
Nordea Bank Abp
4.66% (SOFR + 1.02%) due
09/10/29
◊,(i)
1,000,000 1,015,410
DNB Bank ASA
4.68% (SOFR + 1.06%) due
11/05/30
◊,(i)
1,000,000 1,010,361
SiriusPoint Ltd.
7.00% due 04/05/29 960,000 1,002,748
Nassau Companies of New York
7.88% due 07/15/30
(i)
1,047,000 1,000,390
BGC Group, Inc.
8.00% due 05/25/28 930,000 971,343
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
(i)
1,266,000 935,875
Belvoir Land LLC
5.60% due 12/15/35
(i)
962,116 931,186
Symetra Life Insurance Co.
6.55% due 10/01/55
(i)
900,000 923,026
Rocket Companies, Inc.
6.38% due 08/01/33
(i)
900,000 915,268

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
54 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
FINANCIAL - 12.4% (continued)
Mutual of Omaha Insurance Co.
6.14% due 01/16/64
(i),(l)
850,000 $ 871,342
Deutsche Bank AG
3.55% due 09/18/31
(l)
880,000 830,670
Globe Life, Inc.
5.85% due 09/15/34 740,000 764,274
Fort Moore Family Communities
LLC
6.09% due 01/15/51
(i)
841,028 746,072
CoStar Group, Inc.
2.80% due 07/15/30
(i)
783,000 704,483
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
(i)
400,000 396,338
6.20% due 06/18/35
(i)
250,000 255,477
Penn Mutual Life Insurance Co.
3.80% due 04/29/61
(i)
950,000 629,637
Assured Guaranty US Holdings,
Inc.
3.60% due 09/15/51 800,000 555,090
Horace Mann Educators Corp.
4.70% due 10/01/30 540,000 534,725
LPL Holdings, Inc.
6.00% due 05/20/34 510,000 521,698
Citizens Financial Group, Inc.
6.65% due 04/25/35
(l)
470,000 506,121
GA Global Funding Trust
4.50% due 09/18/30
(i)
500,000 484,495
Brookfield Capital Finance LLC
6.09% due 06/14/33 447,000 468,884
Assurant, Inc.
6.75% due 02/15/34 400,000 429,560
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 04/15/50 470,000 318,669
Western & Southern Life
Insurance Co.
3.75% due 04/28/61
(i)
470,000 315,677
ING Groep N.V.
5.53% due 03/25/36
(l)
200,000 203,094
Swiss Re Finance Luxembourg
S.A.
5.00% due 04/02/49
(i),(l)
200,000 199,443
Macquarie Group Ltd.
2.87% due 01/14/33
(i),(l)
213,000 190,010
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
(i)
92,000 92,071
KKR Group Finance Co. III LLC
5.13% due 06/01/44
(i)
100,000 89,345
Total Financial 360,090,106
ENERGY - 2 .6%
BP Capital Markets plc
4.88%
(l),(m)
5,318,000 5,256,922
6.13%
(l),(m)
1,350,000 1,374,033
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
ENERGY - 2.6% (continued)
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 09/15/34 2,850,000 $ 2,911,538
5.60% due 01/15/36 2,400,000 2,406,795
4.90% due 02/15/45 1,140,000 1,007,537
MPLX, LP
5.40% due 09/15/35 1,850,000 1,844,890
6.20% due 09/15/55 1,800,000 1,807,985
5.95% due 04/01/55 1,300,000 1,261,358
5.50% due 02/15/49 1,080,000 995,307
5.65% due 03/01/53 50,000 46,643
Targa Resources Corp.
5.40% due 07/30/36 3,200,000 3,187,028
6.05% due 05/15/56 1,100,000 1,088,038
6.50% due 02/15/53 930,000 973,296
5.65% due 02/15/36 375,000 381,194
HF Sinclair Corp.
6.25% due 01/15/35 2,530,000 2,626,967
5.50% due 09/01/32 1,375,000 1,383,316
Venture Global Plaquemines
LNG LLC
6.75% due 01/15/36
(i)
1,400,000 1,484,414
6.13% due 12/15/30
(i)
1,125,000 1,151,053
6.50% due 06/15/34
(i)
1,075,000 1,119,908
Energy Transfer, LP
6.30% due 01/15/56 1,070,000 1,073,557
6.20% due 04/01/55 1,000,000 988,803
5.95% due 05/15/54 1,000,000 957,145
7.38% due 02/01/31
(i)
710,000 731,221
Green Palm Bidco SARL
6.46% due 06/30/46
(i)
1,700,000 1,722,190
5.96% due 06/30/41
(i)
1,675,000 1,692,724
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36
(i)
1,500,000 1,531,392
6.10% due 08/23/42
(i)
800,000 816,621
6.51% due 02/23/42
(i)
400,000 421,330
6.13% due 02/23/38
(i)
350,000 361,644
FLNG Liquefaction 3 LLC
3.08% due 06/30/39
(a)
3,601,325 3,039,575
Cheniere Energy Partners, LP
5.55% due 10/30/35 1,000,000 1,015,799
5.95% due 06/30/33 750,000 783,061
6.05% due 11/30/56
(i)
725,000 732,341
5.75% due 08/15/34 150,000 154,619
DT Midstream, Inc.
5.80% due 12/15/34
(i)
2,450,000 2,503,925
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 09/30/40
(i)
2,986,000 2,348,028
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 2,320,000 2,291,865
Viper Energy Partners LLC
5.70% due 08/01/35 2,200,000 2,235,046
Gulfstream Natural Gas System
LLC
5.60% due 07/23/35
(i)
2,200,000 2,233,214

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 55
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
ENERGY - 2.6% (continued)
ONEOK, Inc.
5.40% due 10/15/35 800,000 $ 798,629
6.25% due 10/15/55 725,000 727,528
3.95% due 03/01/50 850,000 615,017
Enbridge, Inc.
6.70% due 11/15/53 940,000 1,033,928
5.55% due 06/20/35 800,000 813,596
Venture Global Calcasieu Pass
LLC
6.00% due 05/01/36
(i)
1,150,000 1,162,412
APA Corp.
5.35% due 07/01/49 1,250,000 1,086,221
Repsol E&P Capital Markets
US LLC
5.98% due 09/16/35
(i)
1,050,000 1,070,817
Midwest Connector Capital Co.
LLC
4.63% due 04/01/29
(i)
1,050,000 1,043,229
Eni SpA
5.95% due 05/15/54
(i)
1,040,000 1,028,994
Kinder Morgan Energy Partners,
LP
7.50% due 11/15/40 880,000 1,024,947
Western Midstream Operating,
LP
5.30% due 03/01/48 1,140,000 992,547
Phillips 66 Co.
6.20% due 03/15/56
(l)
987,000 991,315
TransCanada PipeLines Ltd.
7.63% due 01/15/39 830,000 975,740
Florida Gas Transmission Co.
LLC
5.75% due 07/15/35
(i)
625,000 643,687
Helmerich & Payne, Inc.
5.50% due 12/01/34 530,000 519,892
Marathon Petroleum Corp.
6.50% due 03/01/41 480,000 514,618
NuStar Logistics, LP
6.38% due 10/01/30 169,000 174,637
Total Energy 75,160,076
COMMUNICATIONS - 1 .8%
Space Exploration Technologies
Corp.
6.60% due 07/15/46
(i)
2,660,000 2,587,099
5.35% due 07/15/31
(i)
1,640,000 1,635,727
5.65% due 07/15/33
(i)
1,020,000 1,013,923
5.88% due 07/15/36
(i)
1,020,000 1,006,704
6.65% due 07/15/56
(i)
1,020,000 984,101
Verizon Communications, Inc.
6.20% due 05/14/56
(l)
2,750,000 2,780,203
6.05% due 05/14/58
(l)
1,650,000 1,665,239
5.75% due 11/30/45 1,625,000 1,579,535
TELUS Corp.
6.38% due 06/09/56
(l)
4,800,000 4,787,623
RD Michigan Property Owner
I LLC
7.50% due 03/30/45
(i)
4,000,000 3,986,981
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
COMMUNICATIONS - 1.8% (continued)
HUT 8 DC LLC
6.19% due 11/15/42
(i)
3,925,000 $ 3,975,562
Rogers Communications, Inc.
6.88% due 07/31/56
(l)
1,750,000 1,770,527
4.55% due 03/15/52 1,594,000 1,266,041
Meta Platforms, Inc.
6.30% due 05/15/56 2,865,000 2,851,874
British Telecommunications plc
4.88% due 11/23/81
(i),(l)
2,900,000 2,800,460
AT&T, Inc.
6.20% due 10/30/56 1,375,000 1,359,170
5.85% due 04/30/46 1,375,000 1,324,857
SoftBank Corp.
5.33% due 07/09/35
(i)
2,600,000 2,568,273
QTS Fayetteville I Dc1-2 LLC /
QTS TRS Fayetteville I DC1-2
LLC
5.70% due 04/15/36
(i)
2,600,000 2,472,063
Vodafone Group plc
4.13% due 06/04/81
(l)
2,550,000 2,372,726
Paramount Global
4.90% due 08/15/44 1,035,000 682,908
5.25% due 04/01/44 908,000 623,941
5.90% due 10/15/40 562,000 440,896
Cox Communications, Inc.
2.95% due 10/01/50
(i)
2,081,000 1,111,667
5.80% due 12/15/53
(i)
600,000 506,205
Nokia Oyj
6.63% due 05/15/39 980,000 1,041,616
Prosus N.V.
4.99% due 01/19/52
(i)
1,300,000 1,036,144
America Movil SAB de CV
6.13% due 03/30/40 980,000 1,022,062
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 1,141,000 727,347
NTT Finance Corp.
5.50% due 07/16/35
(i)
550,000 553,395
CSC Holdings LLC
4.13% due 12/01/30
(i)
600,000 356,523
Telenet Finance Luxembourg
Notes SARL
5.50% due 03/01/28
(i)
200,000 195,173
Altice France S.A.
6.50% due 10/15/31
(i)
190,549 184,626
Total Communications 53,271,191
UTILITIES - 1 .8%
Evergy Metro, Inc.
5.13% due 08/15/35 6,025,000 5,972,954
Dominion Energy, Inc.
6.20% due 02/15/56
(l)
1,650,000 1,655,211
6.25% due 12/15/56
(l)
1,500,000 1,506,349
6.00% due 02/15/56
(l)
1,100,000 1,104,870

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
56 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
UTILITIES - 1.8% (continued)
Southern Co.
6.00% due 04/01/58
(l)
3,925,000 $ 3,934,408
3.75% due 09/15/51
(l)
322,000 320,901
Sierra Pacific Power Co.
6.38% due 09/15/56
(l)
3,300,000 3,291,427
6.20% due 12/15/55
(l)
675,000 669,086
MN8 Portfolio IV LLC
6.31% due 06/30/45
(a)
2,661,980 2,653,476
NRG Energy, Inc.
2.45% due 12/02/27
(i)
1,750,000 1,692,262
7.00% due 03/15/33
(i)
480,000 520,698
CMS Energy Corp.
6.50% due 06/01/55
(l)
1,800,000 1,843,513
Southwestern Public Service
Co.
3.70% due 08/15/47 2,450,000 1,830,752
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
(l)
884,000 900,309
6.63% due 10/01/66
(l)
700,000 710,778
3.80% due 03/15/82
(l)
150,000 147,953
Electricite de France S.A.
6.13% due 04/22/56
(i)
1,700,000 1,677,065
Spire, Inc.
6.25% due 06/01/56
(l)
1,650,000 1,643,614
Eversource Energy
6.35% due 08/15/56
(l)
800,000 800,635
6.10% due 08/15/56
(l)
800,000 798,440
Liberty Utilities Co.
5.65% due 05/15/36
(i)
1,025,000 1,020,927
5.87% due 01/31/34
(i)
550,000 563,537
Cumberland Combined Cycle
Generation LLC
5.82% due 05/15/56 1,475,000 1,507,839
Brooklyn Union Gas Co.
6.42% due 07/18/54
(i)
1,110,000 1,141,858
6.39% due 09/15/33
(i)
330,000 350,520
PacifiCorp
7.38% due 09/15/55
(l)
1,320,000 1,333,390
American Electric Power Co.,
Inc.
5.80% due 03/15/56
(l)
650,000 646,431
6.05% due 03/15/56
(l)
650,000 646,344
Entergy Louisiana LLC
5.65% due 04/15/56 1,100,000 1,078,488
NiSource, Inc.
5.75% due 07/15/56
(l)
1,075,000 1,073,443
WEC Energy Group, Inc.
5.63% due 05/15/56
(l)
1,075,000 1,068,507
Public Service Co. of Colorado
5.15% due 09/15/35 1,050,000 1,043,489
Alliant Energy Finance LLC
3.60% due 03/01/32
(i)
1,120,000 1,039,374
Arizona Public Service Co.
6.35% due 12/15/32 950,000 1,012,074
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
UTILITIES - 1.8% (continued)
Appalachian Power Co.
4.40% due 05/15/44 1,200,000 $ 1,011,126
Enel Finance International N.V.
5.50% due 06/15/52
(i)
1,080,000 997,768
Evergy Kansas Central, Inc.
5.70% due 03/15/53 1,000,000 997,186
Central Storage Safety Project
Trust
4.82% due 02/01/38
(n)
690,880 657,666
Boston Gas Co.
5.84% due 01/10/35
(i)
550,000 572,735
Nevada Power Co.
6.65% due 04/01/36 500,000 549,321
Alexander Funding Trust II
7.47% due 07/31/28
(i)
450,000 469,727
Black Hills Corp.
6.00% due 01/15/35 320,000 332,515
Southern Co. Gas Capital Corp.
6.05% due 09/15/56
(l)
140,000 140,184
Total Utilities 52,929,150
CONSUMER, NON-CYCLICAL - 1 .3%
Global Payments, Inc.
5.40% due 03/15/33 1,240,000 1,215,719
4.88% due 11/15/30 1,075,000 1,056,805
5.55% due 11/15/35 1,000,000 969,425
5.20% due 11/15/32 785,000 766,669
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 2,520,000 2,474,932
3.25% due 03/15/32 200,000 179,317
Highmark, Inc.
2.55% due 05/10/31
(i)
1,500,000 1,338,331
5.75% due 05/15/36
(i)
1,300,000 1,309,976
CVS Health Corp.
6.75% due 12/10/54
(l)
2,170,000 2,260,793
6.20% due 09/15/55 325,000 332,523
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
5.50% due 01/15/36 2,400,000 2,396,510
Icon Investments Six DAC
5.81% due 05/08/27 1,100,000 1,108,656
5.85% due 05/08/29 900,000 919,618
Smithfield Foods, Inc.
5.20% due 04/01/29
(i)
1,200,000 1,205,244
2.63% due 09/13/31
(i)
900,000 794,318
Altria Group, Inc.
4.45% due 05/06/50 1,365,000 1,077,597
3.70% due 02/04/51 1,280,000 890,710
Abbott Laboratories
5.50% due 03/15/56 1,725,000 1,689,391
Mars, Inc.
5.20% due 03/01/35
(i)
1,600,000 1,606,362
DRI Healthcare, LP
5.35% due 03/24/31
(a)
800,000 783,948

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 57
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
CONSUMER, NON-CYCLICAL - 1.3% (continued)
5.65% due 03/24/33
(a)
800,000 $ 782,227
Novartis Capital Corp.
5.70% due 03/18/56 1,400,000 1,426,615
Yale-New Haven Health
Services Corp.
2.50% due 07/01/50 2,250,000 1,314,731
JBS N.V./JBS USA Foods
Group Holdings, Inc./JBS
USA Food Co. Holdings
6.40% due 05/10/57
(i)
1,090,000 1,087,354
Imperial Brands Finance plc
6.38% due 07/01/55
(i)
1,060,000 1,078,050
Aetna, Inc.
6.75% due 12/15/37 950,000 1,035,258
Tesco plc
6.15% due 11/15/37
(i)
980,000 1,001,521
Horseshoe Funding Trust II
6.89% due 11/15/55
(i)
935,000 980,169
Becle SAB de CV
2.50% due 10/14/31
(i)
1,050,000 901,991
BAT Capital Corp.
4.76% due 09/06/49 1,040,000 874,825
Sysco Corp.
4.95% due 03/25/36 900,000 866,171
Triton Container International
Ltd.
3.15% due 06/15/31
(i)
930,000 842,027
Horseshoe Funding Trust
6.06% due 02/15/36
(i)
600,000 609,455
Total Consumer, Non-cyclical 37,177,238
CONSUMER, CYCLICAL - 1 .0%
LG Energy Solution Ltd.
5.25% due 04/02/31
(i)
4,925,000 4,912,698
5.50% due 07/02/34
(i)
1,600,000 1,599,854
5.00% due 04/02/29
(i)
490,000 490,558
Polaris, Inc.
5.60% due 03/01/31 2,530,000 2,531,623
6.95% due 03/15/29 1,050,000 1,101,100
Smithsonian Institution
2.70% due 09/01/44 4,000,000 2,822,080
Hyatt Hotels Corp.
5.40% due 12/15/35 2,350,000 2,332,498
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,(a)
2,146,695 1,988,728
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 1,600,000 1,549,712
Marriott International, Inc.
5.10% due 05/01/38 1,500,000 1,446,584
AZ Battery Property LLC
6.73% due 02/20/46
(a)
1,416,183 1,390,497
United Airlines Class A Pass
Through Trust
5.80% due 01/15/36 1,320,411 1,370,327
Flutter Treasury DAC
6.38% due 04/29/29
(i)
1,050,000 1,065,398
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
CONSUMER, CYCLICAL - 1.0% (continued)
Hasbro, Inc.
6.35% due 03/15/40 1,000,000 $ 1,046,261
General Motors Co.
5.40% due 04/01/48 590,000 530,258
6.25% due 10/02/43 500,000 502,758
Sodexo, Inc.
5.80% due 08/15/35
(i)
850,000 867,974
British Airways Class A Pass
Through Trust
2.90% due 03/15/35
(i)
650,600 594,323
American Airlines Class AA
Pass Through Trust
3.20% due 06/15/28 562,000 545,171
Ford Motor Credit Co. LLC
5.75% due 04/06/33 538,000 533,596
Discovery Global Holdings, Inc.
5.14% due 03/15/52 230,000 154,100
Total Consumer, Cyclical 29,376,098
INDUSTRIAL - 0 .9%
Homestead Spe Issuer LLC
7.21% due 04/01/55
(a)
5,000,000 5,062,221
Entegris, Inc.
4.75% due 04/15/29
(i)
3,700,000 3,656,373
WSP Global, Inc.
5.04% due 09/18/31
(i)
1,650,000 1,638,294
5.71% due 09/18/36
(i)
1,300,000 1,285,484
TD SYNNEX Corp.
5.30% due 10/10/35 2,550,000 2,510,252
Flowserve Corp.
5.70% due 05/15/36 2,250,000 2,261,409
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
(i)
2,100,000 2,126,092
DAE Funding LLC
4.95% due 01/15/33
(i)
1,890,000 1,823,663
GXO Logistics, Inc.
6.25% due 05/06/29 1,250,000 1,292,227
6.50% due 05/06/34 440,000 461,450
Stadco LA LLC
3.75% due 05/15/56
(a)
2,000,000 1,426,742
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34
(i)
970,000 1,031,318
LBJ Infrastructure Group LLC
3.80% due 12/31/57
(i)
1,250,000 891,150
GATX Corp.
6.05% due 06/05/54 628,000 633,996
Weir Group, Inc.
5.35% due 05/06/30
(i)
470,000 474,146
Norfolk Southern Corp.
4.10% due 05/15/21 475,000 332,491
Total Industrial 26,907,308
TECHNOLOGY - 0 .5%
Foundry JV Holdco LLC
5.88% due 01/25/34
(i)
2,500,000 2,540,133

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
58 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.5% (continued)
TECHNOLOGY - 0.5% (continued)
6.40% due 01/25/38
(i)
2,000,000 $ 2,138,824
6.20% due 01/25/37
(i)
1,000,000 1,057,434
Oracle Corp.
5.95% due 09/26/55 1,675,000 1,423,445
6.00% due 08/03/55 1,060,000 902,486
4.80% due 09/26/32 860,000 818,300
6.10% due 09/26/65 475,000 397,405
Intel Corp.
5.30% due 05/15/36 1,275,000 1,268,622
Dell International LLC / EMC
Corp.
8.10% due 07/15/36 890,000 1,058,631
Atlassian Corp.
5.50% due 05/15/34 629,000 619,703
Broadridge Financial Solutions,
Inc.
5.75% due 05/15/36 430,000 430,242
Total Technology 12,655,225
TRANSPORTATION - 0 .4%
Terminal Investment Limited
Holding
6.23% due 10/01/40
(a)
5,600,000 5,508,850
AITX Finco LLC
5.67% due 10/23/32
(a)
2,700,000 2,670,669
5.38% due 10/23/30
(a)
2,400,000 2,372,287
Stolthaven Houston, Inc.
5.98% due 07/17/34
(a)
1,940,000 1,939,999
Total Transportation 12,491,805
INFRASTRUCTURE - 0 .4%
QTS Corp.
5.42% due 08/21/32
(a)
11,250,000 11,019,958
BASIC MATERIALS - 0 .3%
ArcelorMittal S.A.
5.38% due 05/19/36 2,345,000 2,324,634
Corp. Nacional del Cobre de
Chile
6.78% due 01/13/55
(i)
1,950,000 2,099,390
Dow Chemical Co.
6.90% due 05/15/53 1,050,000 1,096,690
Minera Mexico SA de CV
5.63% due 02/12/32
(i)
1,030,000 1,039,888
Corporation Nacional del Cobre
de Chile
5.53% due 01/30/37
(i)
725,000 715,073
Total Basic Materials 7,275,675
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
(a)
2,300,000 2,267,453
GOVERNMENT - 0 .0%
Amazon Conservation DAC
6.03% due 01/16/42
(i)
1,000,000 1,009,900
Total Corporate Bonds
(Cost $698,732,478) 681,631,183
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20 .4%
COLLATERALIZED LOAN OBLIGATIONS - 8 .8%
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,(i)
8,900,000 $ 8,907,820
2023-5AR A1R due
01/15/36
(i),(o)
8,200,000 8,200,000
2023-5A B, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/36
◊,(i)
3,000,000 3,006,412
Hlend CLO LLC
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(i)
6,750,000 6,745,455
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(i)
4,450,000 4,440,889
2026-5A A1, 5.06% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/15/39
◊,(i)
2,400,000 2,391,247
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,(i)
1,150,000 1,147,203
Golub Capital Partners CLO
69M
2023-69A BR, 5.35% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,(i)
8,250,000 8,229,736
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,(i)
5,350,000 5,338,382
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(i)
2,700,000 2,697,364
Madison Park Funding XLVIII
Ltd.
2021-48A CR, 5.43% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,(i)
4,000,000 4,002,616
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(i)
4,000,000 3,995,623
BSPRT Issuer LLC
2026-FL13 B, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
10/18/43
◊,(i)
4,300,000 4,305,412
2025-FL12 AS, 5.28% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,(i)
1,200,000 1,201,351

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 59
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
2025-FL12 B, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,(i)
1,100,000 $ 1,100,836
2024-FL11 B, 5.92% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,(i)
1,000,000 1,001,032
BSPDF Issuer LLC
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,(i)
2,550,000 2,552,114
2026-FL4 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/18/43
◊,(i)
2,275,000 2,274,989
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(i)
1,375,000 1,376,940
2025-FL2 AS, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,(i)
750,000 751,185
Owl Rock CLO III Ltd.
2020-3A AR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,(i)
5,500,000 5,504,443
2020-3A BR, 6.03% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
04/20/36
◊,(i)
1,250,000 1,250,470
TRTX Issuer Ltd.
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(i)
4,200,000 4,209,691
2025-FL7 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,(i)
1,800,000 1,801,432
Owl Rock CLO XVI LLC
2024-16A A, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/36
◊,(i)
5,000,000 5,004,579
2024-16A B, 6.18% (3 Month
Term SOFR + 2.50%,
Rate Floor: 2.50%) due
04/20/36
◊,(i)
1,000,000 1,001,250
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(i)
4,000,000 3,997,815
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(i)
2,000,000 1,996,691
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
BCRED CLO LLC
2025-1A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,(i)
3,400,000 $ 3,392,308
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,(i)
2,550,000 2,543,719
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(i)
3,401,801 3,403,836
2021-2A C, 6.78% (3 Month
Term SOFR + 3.11%,
Rate Floor: 3.11%) due
04/22/33
◊,(i)
1,250,000 1,244,518
LoanCore Issuer LLC
2025-CRE9 AS, 5.34%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,(i)
2,450,000 2,453,733
2025-CRE8 AS, 5.23%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,(i)
1,100,000 1,098,267
2025-CRE9 B, 5.59% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,(i)
950,000 948,528
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(i)
4,050,000 4,049,618
2013-16A A2R3, 5.40%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,(i)
400,000 400,048
Owl Rock CLO IX LLC
2022-9A AR, 5.21% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
11/22/37
◊,(i)
4,350,000 4,349,046
JCP Direct Lending CLO LLC
2023-1A A1R, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(i)
2,400,000 2,399,891
2023-1A AJR, 5.46% (3 Month
Term SOFR + 1.78%,
Rate Floor: 1.78%) due
07/20/37
◊,(i)
1,925,000 1,925,329
FS Rialto Issuer LLC
2024-FL9 AS, 5.73% (1 Month
Term SOFR + 2.09%,
Rate Floor: 2.09%) due
10/19/39
◊,(i)
1,800,000 1,801,892

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
60 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
2025-FL10 AS, 5.23% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,(i)
1,400,000 $ 1,398,318
2025-FL10 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,(i)
1,000,000 999,236
BXMT Ltd.
2026-FL6 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(i)
4,170,000 4,168,176
Cerberus Loan Funding 52 LLC
2025-3A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(i)
2,900,000 2,902,177
2025-3A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/15/37
◊,(i)
1,250,000 1,247,457
LoanCore Issuer Ltd.
2021-CRE6 C, 6.04% (1
Month Term SOFR +
2.41%, Rate Floor: 2.30%)
due 11/15/38
◊,(i)
4,000,000 3,976,604
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,(i)
3,250,000 3,252,214
2017-9A A1TR, 5.48% (3
Month Term SOFR +
1.81%, Rate Floor: 1.55%)
due 10/15/33
◊,(i)
693,737 694,106
Palmer Square CLO Ltd.
2023-4A BR, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,(i)
1,450,000 1,453,231
2023-4A CR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/37
◊,(i)
1,250,000 1,253,011
2024-3A B, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,(i)
1,000,000 1,003,285
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(i)
3,700,000 3,705,656
PFP Ltd.
2026-14 B, 5.45% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
12/18/43
◊,(i)
2,350,000 2,347,916
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
2026-13 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/18/43
◊,(i)
750,000 $ 752,140
2026-13 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(i)
550,000 550,448
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,(i)
3,600,000 3,591,257
Cerberus Loan Funding XLVIII
LLC
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,(i)
2,000,000 2,000,332
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(i)
1,500,000 1,502,092
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,(i)
1,700,000 1,698,861
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,(i)
800,000 799,293
2025-4A A2, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,(i)
400,000 399,900
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,(i)
200,000 199,541
Eldridge CLO Ltd.
2025-1A B, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/20/38
◊,(i)
3,000,000 3,010,176
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(i)
3,000,000 2,998,050
Cerberus Loan Funding XLVII
LLC
2024-3A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,(i)
3,000,000 2,995,067
Golub Capital Partners CLO
83M
2025-83A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,(i)
3,000,000 2,992,602

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 61
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
Golub Capital Partners CLO
54M, LP
2021-54A BR, 5.56% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 08/05/37
◊,(i)
1,500,000 $ 1,500,185
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,(i)
1,400,000 1,399,993
FS Rialto
2021-FL3 C, 5.80% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
11/16/36
◊,(i)
2,000,000 2,001,176
2021-FL2 A, 5.22% (1 Month
Term SOFR + 1.58%,
Rate Floor: 1.58%) due
05/16/38
◊,(i)
800,503 798,797
Brsp Ltd.
2026-FL3 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(i)
2,700,000 2,702,259
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(i)
2,670,364 2,671,171
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(i)
2,500,000 2,497,501
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,(i)
2,400,000 2,400,840
A10 Issuer LLC
2025-FL6 AS, 5.51% (1 Month
Term SOFR + 1.89%,
Rate Floor: 1.89%) due
05/15/42
◊,(i)
2,300,000 2,298,818
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A B, 5.23% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
10/20/38
◊,(i)
2,250,000 2,247,696
Owl Rock CLO XXII LLC
2025-22A A, 5.15% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(i)
2,200,000 2,198,904
Acrec LLC
2025-FL3 B, 5.58% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,(i)
1,000,000 999,042
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
2026-FL4 B, 5.44% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
01/18/43
◊,(i)
1,000,000 $ 997,286
2026-FL5 C, 5.55% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/18/43
◊,(i)
200,000 200,000
BDS LLC
2025-FL16 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,(i)
1,200,000 1,189,170
2025-FL14 AS, 5.21% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,(i)
1,000,000 999,717
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(i)
2,150,000 2,152,150
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(i)
2,024,399 2,025,657
Madison Park Funding LVIII Ltd.
2024-58A C, 6.12% (3 Month
Term SOFR + 2.45%,
Rate Floor: 2.45%) due
04/25/37
◊,(i)
1,000,000 1,001,209
2024-58AR CR due
04/25/37
(i),(o)
1,000,000 1,000,000
Cerberus Loan Funding XLVI,
LP
2024-2A A, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
07/15/36
◊,(i)
1,500,000 1,500,838
2024-2A B, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
07/15/36
◊,(i)
500,000 500,152
Golub Capital Partners CLO
46M Ltd.
2019-46A BR, 5.98% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 04/20/37
◊,(i)
1,000,000 1,000,879
2019-46AR BR2 due
04/20/37
(i),(o)
1,000,000 1,000,000
Cerberus Loan Funding 50 LLC
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,(i)
2,000,000 1,996,704

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
62 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
Canyon Capital CLO Ltd.
2014-1A A2R, 5.43% (3
Month Term SOFR +
1.76%, Rate Floor: 1.50%)
due 01/30/31
◊,(i)
1,900,000 $ 1,900,374
KREF Ltd.
2021-FL2 C, 5.75% (1 Month
Term SOFR + 2.11%,
Rate Floor: 2.00%) due
02/15/39
◊,(i)
1,000,000 994,067
2021-FL2 AS, 5.05% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,(i)
901,574 901,670
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,(i)
1,850,000 1,846,127
STWD LLC
2025-FL4 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,(i)
1,700,000 1,700,726
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/15/37
◊,(i)
1,700,000 1,696,082
HPS Private Credit CLO LLC
2025-3A A1, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,(i)
1,500,000 1,499,958
Ares Direct Lending CLO 1 LLC
2024-1AR BR due
07/25/38
(i),(o)
750,000 750,000
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,(i)
750,000 749,142
ACRES Commercial Realty
Issuer LLC
2026-FL4 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/18/44
◊,(i)
1,450,000 1,450,572
Ares LVI CLO Ltd.
2020-56A CR2, 5.57% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 01/25/38
◊,(i)
1,400,000 1,404,364
Acore Issuer LLC
2026-FL1 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,(i)
1,250,000 1,250,472
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(i)
1,200,000 $ 1,199,217
VMC Finance LLC
2026-FL6 B, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(i)
675,000 674,996
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(i)
475,000 475,185
Cerberus Loan Funding 53 LLC
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,(i)
1,100,000 1,099,091
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,(i)
1,050,000 1,048,197
Wildwood Park CLO Ltd.
2024-1A B1, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,(i)
1,000,000 1,003,186
Voya CLO Ltd.
2024-2A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/20/37
◊,(i)
1,000,000 1,002,957
Carlyle US CLO
2024-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/20/37
◊,(i)
1,000,000 1,002,801
AGL CLO 42 Ltd.
2025-42A B, 5.31% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,(i)
1,000,000 1,002,243
Ares XXVII CLO Ltd.
2013-2A CR3, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 10/28/34
◊,(i)
1,000,000 1,001,352
Cerberus Loan Funding XLV
LLC
2024-1A B, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/15/36
◊,(i)
1,000,000 1,000,569
Owl Rock CLO VIII LLC
2022-8A A2R, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 04/24/37
◊,(i)
1,000,000 1,000,279

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 63
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.8% (continued)
CIFC Funding Ltd.
2015-4A BR3, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,(i)
1,000,000 $ 999,236
Golub Capital Partners CLO
31M Ltd.
2016-31A BRR, 5.51% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 11/05/37
◊,(i)
1,000,000 997,960
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,(i)
1,000,000 997,955
Elmwood CLO 38 Ltd.
2025-1A B1, 5.11% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,(i)
1,000,000 997,457
D2 Multifamily Credit Issuer Ltd.
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(i)
800,000 799,996
Wellfleet CLO Ltd.
2022-2A BR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/18/37
◊,(i)
750,000 751,171
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,(i)
367,868 368,350
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,(i)
333,333 334,959
2015-37A SUB due
01/15/31
◊,(a),(i)
298,799 546
Sound Point CLO XXIV
2019-3A B1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.96%)
due 10/25/34
◊,(i)
500,000 500,401
ACREC LLC
2026-FL5 B, 5.35% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/18/43
◊,(i)
450,000 450,000
Copper River CLO Ltd.
2006-1A INC due
01/20/21
(n),(p),(q)
700,000 70
Babson CLO Ltd.
2014-IA SUB due 07/20/25
(i),(q)
650,000 65
Total Collateralized Loan Obligations 254,466,793
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
TRANSPORT-AIRCRAFT - 2 .3%
Castlelake Aircraft Structured
Trust
2025-3A, 5.09% due
11/15/50
(i)
3,959,087 $ 3,901,625
2026-2A, 5.33% due
04/15/51
(i)
3,221,529 3,190,536
2026-1A, 5.07% due
03/15/51
(i)
2,105,321 2,067,865
2025-1A, 5.78% due
02/15/50
(i)
1,597,826 1,602,660
AASET Trust
2025-3A, 5.24% due
02/16/50
(i)
3,853,628 3,787,933
2024-1A, 6.26% due
05/16/49
(i)
2,279,501 2,315,432
2021-1A, 2.95% due
11/16/41
(i)
1,416,309 1,364,960
2025-1A, 5.94% due
02/16/50
(i)
942,934 945,598
2021-2A, 2.80% due
01/15/47
(i)
749,451 711,928
2020-1A, 3.35% due
01/16/40
(i)
219,773 218,516
Slam Ltd.
2024-1A, 5.34% due
09/15/49
(i)
3,100,735 3,069,845
2021-1A, 2.43% due
06/15/46
(i)
2,254,890 2,142,167
2025-1A, 5.81% due
05/15/50
(i)
2,008,836 2,018,412
2026-1A, 5.55% due
07/15/51
(i)
1,593,480 1,588,895
MAPS Trust
2026-1A, 5.20% due
01/15/51
(i)
6,060,595 5,951,777
2026-2A, 5.52% due
06/15/51
(i)
1,950,000 1,947,910
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(i)
4,146,857 4,103,106
2025-1A, 5.90% due
08/15/50
(i)
1,895,729 1,901,597
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
(i)
3,650,000 3,625,146
2025-1, 5.11% due 10/15/50
(i)
863,560 844,107
AASET Ltd.
2024-2A, 5.93% due
09/16/49
(i)
3,504,962 3,525,003
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(i)
3,078,024 3,065,909
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
(i)
3,181,154 3,014,544
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(i)
2,313,381 2,266,665
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
(i)
2,330,721 2,212,882

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
64 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
TRANSPORT-AIRCRAFT - 2.3% (continued)
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
(i)
2,201,694 $ 2,207,229
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(i)
1,415,476 1,386,248
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
(i)
422,012 419,480
WAVE LLC
2019-1, 3.60% due 09/15/44
(i)
372,653 366,129
Sprite Ltd.
2021-1, 3.75% due 11/15/46
(i)
335,677 329,004
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
(i)
240,811 238,451
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(i)
161,880 160,360
Total Transport-Aircraft 66,491,919
FINANCIAL - 2 .3%
Station Place Securitization
Trust
2025-SP2, 4.80% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,(a),(i)
7,800,000 7,800,000
2025-SP1, 4.95% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,(a),(i)
4,500,000 4,500,000
2024-SP2, 5.32% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,(a),(i)
3,800,000 3,800,000
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(a)
5,850,000 5,844,495
Ceamer Finance LLC
6.18% (WAC) due 12/15/40
◊,(a)
2,025,874 2,017,977
6.79% due 11/15/39
(a)
1,788,557 1,808,039
6.92% due 11/15/37
(a)
1,160,858 1,180,387
Project Leopard
6.53% due 05/06/41
(a)
4,400,000 4,378,000
Project Onyx I
6.33% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,(a)
4,349,086 4,342,455
KKR Core Holding Co. LLC
4.00% due 08/12/31
(a)
4,203,271 3,906,443
Lightning A
5.50% due 03/01/37
(a)
3,400,000 3,221,018
Thunderbird A
5.50% due 03/01/37
(a)
3,400,000 3,221,017
LVNV Funding LLC
7.80% due 11/05/28
(a)
2,900,000 2,978,076
HV Eight LLC
5.79% (WAC) due 12/31/27
◊,(a)
EUR 2,411,373 2,748,120
PBN II PE Loan Facility
5.96% due 12/17/30
(a)
2,400,000 2,399,387
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
FINANCIAL - 2.3% (continued)
Metis Issuer LLC
6.89% due 05/15/55
(a)
2,400,000 $ 2,367,336
Akso Health Group
7.27% due 12/31/44
(a)
1,981,186 1,998,335
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(a)
1,930,172 1,911,048
Strategic Partners Fund VIII, LP
6.19% (WAC) due 03/31/28
◊,(a)
1,367,173 1,366,761
6.20% (WAC) due 03/31/28
◊,(a)
507,807 507,894
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
(a)
1,274,814 1,297,611
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(a)
1,124,722 1,124,235
Pilatus Bank plc
6.32% due 03/31/40
(a)
1,100,000 1,097,764
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
(a)
336,941 334,559
Nassau LLC
2019-1, 3.98% due 08/15/34
(n)
211,176 198,319
Total Financial 66,349,276
INFRASTRUCTURE - 2 .3%
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
(i)
4,000,000 3,956,149
2025-1A, 5.04% due
03/25/55
(i)
3,050,000 2,971,921
2024-1A, 6.28% due
03/25/54
(i)
800,000 803,546
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due
10/25/48
(i)
3,000,000 3,007,812
2025-1A, 5.00% due
05/25/50
(i)
2,900,000 2,818,155
2024-1A, 5.90% due
03/25/49
(i)
1,250,000 1,255,649
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
(i)
2,500,000 2,469,048
2024-1A, 5.59% due
05/15/54
(i)
2,350,000 2,363,308
2024-1A, 6.64% due
05/15/54
(i)
1,250,000 1,262,671
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(i)
3,900,000 3,935,875
2026-1A, 5.22% due
02/25/56
(i)
1,900,000 1,887,419
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51
(i)
2,000,000 1,981,540
2024-1A, 5.89% due
06/20/54
(i)
1,950,000 1,968,183
2023-1A, 5.69% due
05/20/53
(i)
1,005,000 1,008,740

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 65
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
INFRASTRUCTURE - 2.3% (continued)
2024-1A, 6.67% due
06/20/54
(i)
700,000 $ 708,889
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(i)
5,700,000 5,651,771
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(i)
4,850,000 4,760,732
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
(i)
4,750,000 4,641,870
Compass Datacenters Issuer
III LLC
2026-1A, 5.29% due
02/25/56
(i)
4,000,000 3,957,110
ALLO Issuer LLC
2025-1A, 5.53% due
04/20/55
(i)
2,000,000 2,007,437
2026-1A, 5.61% due
06/20/56
(i)
1,700,000 1,716,597
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
(i)
3,350,000 3,339,067
SBA Tower Trust
1.84% due 04/15/27
(i)
3,000,000 2,934,589
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(i)
1,700,000 1,700,811
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
(i)
1,100,000 1,084,274
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
(i)
1,000,000 1,004,527
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
(i)
850,000 839,288
Total Infrastructure 66,036,978
WHOLE BUSINESS - 1 .7%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
(i)
4,925,250 4,874,822
2021-1A, 2.39% due
04/25/51
(i)
4,132,500 3,929,057
2024-1A, 6.17% due
01/25/54
(i)
1,368,500 1,397,882
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
(i)
2,708,750 2,614,604
2024-1A, 6.51% due
07/30/54
(i)
2,019,250 2,023,728
2024-1A, 6.27% due
07/30/54
(i)
1,576,000 1,584,846
2024-1A, 6.03% due
07/30/54
(i)
788,000 791,203
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
WHOLE BUSINESS - 1.7% (continued)
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
(i)
6,361,875 $ 6,222,790
Sonic Capital LLC
2020-1A, 3.85% due
01/20/50
(i)
2,142,292 2,125,424
2021-1A, 2.19% due
08/20/51
(i)
2,185,988 2,030,852
2020-1A, 4.34% due
01/20/50
(i)
941,667 898,457
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
(i)
5,076,000 5,042,874
Wingstop Funding LLC
2024-1A, 5.86% due
12/05/54
(i)
2,250,000 2,268,904
2020-1A, 2.84% due
12/05/50
(i)
1,231,250 1,195,784
2022-1A, 3.73% due
03/05/52
(i)
248,125 237,292
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51
(i)
3,751,839 3,590,660
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
(i)
2,019,250 2,054,939
Taco Bell Funding LLC
2025-1A, 4.82% due
08/25/55
(i)
950,000 938,476
2025-1A, 5.05% due
08/25/55
(i)
950,000 935,365
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
(i)
1,719,375 1,742,631
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
(i)
1,691,500 1,653,939
DB Master Finance LLC
2025-1A, 5.17% due
08/20/55
(i)
1,194,000 1,179,759
Total Whole Business 49,334,288
NET LEASE - 0 .9%
CARS-DB4, LP
2020-1A, 3.81% due
02/15/50
(i)
2,193,281 2,068,884
2020-1A, 4.95% due
02/15/50
(i)
1,500,000 1,405,427
2020-1A, 3.48% due
02/15/50
(i)
1,218,490 1,204,654
CF Hippolyta Issuer LLC
2022-1A, 6.11% due
08/15/62
(i)
2,616,086 2,607,307
2020-1, 2.60% due 07/15/60
(i)
2,479,789 1,532,724
2020-1, 2.28% due 07/15/60
(i)
674,589 407,428
SVC ABS LLC
2023-1A, 5.15% due
02/20/53
(i)
3,195,833 3,187,296

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
66 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
NET LEASE - 0.9% (continued)
CMFT Net Lease Master Issuer
LLC
2021-1, 3.44% due 07/20/51
(i)
3,570,000 $ 3,019,026
Store Master Funding I-VII
2016-1A, 3.96% due
10/20/46
(i)
2,309,445 2,301,903
Oak Street Investment Grade
Net Lease Fund
2020-1A, 2.26% due
11/20/50
(i)
2,476,042 1,932,898
Capital Automotive REIT
2026-1A, 5.07% due
02/15/56
(i)
1,195,000 1,147,897
2024-3A, 4.55% due
10/15/54
(i)
686,000 654,661
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.96% due
06/20/51
(i)
1,950,000 1,669,134
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
(i)
929,817 941,836
2024-1A, 5.69% due
05/20/54
(i)
494,583 497,791
AFN ABSPROP001 LLC
2021-1A, 2.21% due
05/20/51
(i)
1,382,922 1,257,476
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
(i)
995,956 985,627
CARS-DB5, LP
2021-1A, 2.76% due
08/15/51
(i)
982,708 850,581
Total Net Lease 27,672,550
SINGLE FAMILY RESIDENCE - 0 .5%
Tricon Residential Trust
2025-SFR1, 4.98% (1 Month
Term SOFR + 1.35%,
Rate Floor: 1.35%) due
03/17/42
◊,(i)
3,050,000 3,047,830
2023-SFR1, 5.10% due
07/17/40
(i)
2,722,000 2,685,156
2023-SFR2, 5.00% due
12/17/40
(i)
2,550,000 2,507,143
2024-SFR2, 5.70% due
06/17/40
(i)
1,500,000 1,507,178
2024-SFR1, 4.75% due
04/17/41
(i)
1,000,000 981,148
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(i)
2,000,000 1,998,750
2025-SFR6, 5.28% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/17/42
◊,(i)
1,000,000 1,000,106
Home Partners of America Trust
2021-3, 2.80% due 01/17/41
(i)
894,050 835,228
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
SINGLE FAMILY RESIDENCE - 0.5% (continued)
2021-2, 2.40% due 12/17/26
(i)
479,672 $ 473,079
Total Single Family Residence 15,035,618
INSURANCE - 0 .5%
Dogwood State Bank
6.45% due 06/24/32
(a)
7,497,487 7,466,470
Obra Longevity
8.48% due 06/30/39
(a)
5,100,000 5,367,875
CHEST
7.13% due 03/23/43
(a)
850,000 866,445
Total Insurance 13,700,790
COLLATERALIZED DEBT OBLIGATIONS - 0 .4%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
(i)
7,250,000 6,862,456
Project Indigo
6.01% due 03/31/32
(a)
1,967,637 1,967,637
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
(i)
1,061,871 1,020,563
Anchorage Credit Funding 13
Ltd.
2021-13A A2, 2.80% due
07/27/39
(i)
1,000,000 944,133
Total Collateralized Debt Obligations 10,794,789
UNSECURED CONSUMER LOANS - 0 .3%
Regional Management Issuance
Trust
2025-1, 5.53% due 04/17/34
(i)
3,550,000 3,561,615
Service Experts Issuer LLC
2024-1A, 6.39% due
11/20/35
(i)
1,171,105 1,189,856
2025-1A, 5.38% due
01/20/37
(i)
1,110,863 1,102,195
GreenSky Home Improvement
Issuer Trust
2025-1A, 5.39% due
03/25/60
(i)
2,076,497 2,082,648
Foundation Finance Trust
2024-1A, 5.95% due
12/15/49
(i)
1,550,128 1,569,622
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
(i)
636,451 632,400
Total Unsecured Consumer Loans 10,138,336
TRANSPORT-CONTAINER - 0 .3%
Textainer Marine Containers
VII Ltd.
2020-1A, 2.73% due
08/21/45
(i)
1,523,427 1,471,739
2021-3A, 1.94% due
08/20/46
(i)
1,226,667 1,106,371
2021-2A, 2.23% due
04/20/46
(i)
1,155,733 1,087,656

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 67
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.4% (continued)
TRANSPORT-CONTAINER - 0.3% (continued)
TIF Funding III LLC
2024-1A, 5.48% due
04/20/49
(i)
2,285,938 $ 2,285,967
MC Ltd.
2021-1, 2.63% due 11/05/35
(i)
2,130,330 2,008,803
CLI Funding VI LLC
2020-1A, 2.08% due
09/18/45
(i)
718,693 673,107
TIF Funding II LLC
2021-1A, 1.65% due
02/20/46
(i)
531,604 482,416
Total Transport-Container 9,116,059
AUTOMOTIVE - 0 .1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, 6.66% due
02/20/30
(i)
1,800,000 1,860,950
2024-1A, 5.85% due
06/20/30
(i)
1,300,000 1,323,915
Total Automotive 3,184,865
Total Asset-Backed Securities
(Cost $596,277,918) 592,322,261
SENIOR FLOATING RATE INTERESTS - 1 .6%
CONSUMER, CYCLICAL - 0 .8%
AS Mileage Plan IP Ltd.
5.43% (3 Month Term SOFR
+ 1.75%) due 10/15/31
◊
5,171,250 5,150,255
Wyndham Hotels & Resorts,
Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 05/24/30
◊
4,900,000 4,900,490
Flutter Financing BV
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
3,811,500 3,791,261
DK Crown Holdings, Inc.
5.37% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
3,258,750 3,250,929
Allison Transmission, Inc.
5.38% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
3,042,375 3,036,686
Evergreen Acqco 1, LP
6.17% (3 Month Term SOFR
+ 2.50%) due 09/17/32
◊
2,992,275 2,990,778
Total Consumer, Cyclical 23,120,399
FINANCIAL - 0 .4%
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
5,162,199 5,149,655
due 06/10/33
(o)
575,000 573,603
Walker & Dunlop, Inc.
5.65% (1 Month Term SOFR
+ 2.00%) due 03/14/32
◊,(a)
2,814,375 2,800,303
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.6% (continued)
FINANCIAL - 0.4% (continued)
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
1,539,526 $ 1,539,526
7.49% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
389,526 389,526
Cliffwater LLC
8.14% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 04/22/32
◊,(a)
1,580,000 1,527,386
Total Financial 11,979,999
UTILITIES - 0 .2%
NRG Energy, Inc.
5.42% (3 Month Term SOFR
+ 1.75%) due 04/16/31
◊
4,961,741 4,954,149
CONSUMER, NON-CYCLICAL - 0 .1%
Herc Holdings, Inc.
5.38% (1 Month Term SOFR
+ 1.75%) due 06/02/32
◊
3,059,625 3,059,625
Avantor Funding, Inc.
4.68% (1 Month EURIBOR +
2.50%) due 10/11/32
◊
EUR 952,530 1,091,955
Total Consumer, Non-cyclical 4,151,580
COMMUNICATIONS - 0 .1%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
1,471,154 1,471,021
INDUSTRIAL - 0 .0%
Standard Industries, Inc.
5.39% (1 Month Term SOFR +
1.75%, Rate Floor: 1.50%)
due 09/22/28
◊
447,115 447,066
Total Senior Floating Rate Interests
(Cost $46,221,344) 46,124,214
FEDERAL AGENCY BONDS - 1 .0%
Tennessee Valley Authority
Principal Strips
due 06/15/38
(f),(g)
9,400,000 5,220,017
due 01/15/48
(f),(g)
12,156,000 3,856,345
due 01/15/38
(f),(g)
4,000,000 2,274,960
due 09/15/39
(f),(g)
4,100,000 2,124,526
due 06/15/35
(f),(g)
1,583,000 1,036,859
due 12/15/42
(f),(g)
1,600,000 686,136
Tennessee Valley Authority
5.25% due 02/01/55 4,200,000 4,143,472
4.25% due 09/15/52 3,150,000 2,671,534
4.63% due 09/15/60 2,415,000 2,137,198
4.25% due 09/15/65 2,450,000 2,002,147
5.38% due 04/01/56 600,000 601,986

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
68 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
FEDERAL AGENCY BONDS - 1.0% (continued)
Federal Farm Credit Bank
3.51% due 06/11/40 3,300,000 $ 2,833,783
Total Federal Agency Bonds
(Cost $36,623,736) 29,588,963
FOREIGN GOVERNMENT DEBT - 0 .9%
Australia Government Bond
4.25% due 03/21/36 AUD 27,100,000 18,065,114
Eagle Funding Luxco SARL
5.50% due 08/17/30
(i)
2,950,000 2,961,948
Israel Government International
Bond
5.63% due 02/19/35 1,250,000 1,276,379
5.38% due 02/19/30 750,000 759,191
Panama Government
International Bond
4.50% due 01/19/63 2,600,000 2,005,120
Saudi Government International
Bond
5.63% due 01/13/35
(i)
1,100,000 1,138,157
Total Foreign Government Debt
(Cost $26,631,793) 26,205,909
MUNICIPAL BONDS - 0 .5%
CALIFORNIA - 0 .3%
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/36 3,025,000 3,027,933
California Statewide
Communities Development
Authority Revenue Bonds
7.14% due 08/15/47 1,160,000 1,214,901
2.68% due 02/01/39 1,200,000 939,691
University of California College
of the Law San Francisco
Revenue Bonds
5.99% due 08/01/50 1,300,000 1,320,599
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/31 900,000 914,571
Total California 7,417,695
TEXAS - 0 .1%
Tarrant County Cultural
Education Facilities Finance
Corp. Revenue Bonds
3.29% due 09/01/40 2,100,000 1,725,704
2.78% due 09/01/34 700,000 602,976
2.69% due 09/01/33 500,000 436,982
2.41% due 09/01/31 450,000 404,223
Total Texas 3,169,885
NEW YORK - 0 .1%
New York City Housing
Development Corp. Revenue
Bonds
4.80% due 02/01/53 1,550,000 1,559,077
OHIO - 0 .0%
Ohio Housing Finance Agency
Revenue Bonds
4.70% due 09/01/54 1,220,000 1,223,965
A
A
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0.5% (continued)
MICHIGAN - 0 .0%
Michigan State Housing
Development Authority
Revenue Bonds
4.95% due 12/01/50 1,100,000 $ 1,117,152
ILLINOIS - 0 .0%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/38 361,111 371,823
Total Municipal Bonds
(Cost $15,364,184) 14,859,597
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $276,729,200) 1,154 115,400
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $387,943,188) 1,615 20,188
Total Listed Options Purchased
(Cost $1,249,273) 135,588
OTC INTEREST RATE SWAPTIONS PURCHASED
(r)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 43,186,000 52,195
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 23,993,000 28,998
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 23,992,000 21,813
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 23,993,000 21,813
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 38,606,000 18,769
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 14,396,000 17,130

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 69
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(r)
- 0.0% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 14,395,000 $ 17,129
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 20,304,000 13,600
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 20,304,000 13,600
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 20,303,000 13,600
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 20,304,000 13,600
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 28,853,000 13,457
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 18,862,000 9,170
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 28,875,000 9,098
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 14,392,000 6,712
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 14,367,000 4,527
Total OTC Interest Rate Swaptions Purchased
(Cost $2,151,034) 275,211
Total Investments - 107.1%
(Cost $3,177,077,478) $ 3,108,520,889
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $387,943,188) 1,615 (20,188)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Interest Rate Options (continued)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $276,729,200) 1,154 $ (79,337)
Total Listed Options Written
(Premium received $625,216) (99,525)
OTC INTEREST RATE SWAPTIONS WRITTEN
(r)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 15,968,750 (109)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 15,968,750 (109)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 11,406,250 (158)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 11,406,250 (158)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 18,250,000 (159)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 18,250,000 (159)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 20,303,000 (1,924)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 20,304,000 (1,924)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 20,304,000 (1,925)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 20,304,000 (1,925)
Total Interest Rate Swaptions (8,550)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 14,392,000 (56,349)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
70 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(r)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 14,367,000 $ (56,484)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 11,406,250 (73,980)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 11,406,250 (73,980)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 14,395,000 (74,421)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 14,396,000 (74,426)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 18,862,000 (74,768)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 28,853,000 (112,968)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 28,875,000 (113,522)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(r)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 15,968,750 $ (120,437)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 15,968,750 (120,438)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 18,250,000 (123,876)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 18,250,000 (123,876)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 23,992,000 (124,703)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 38,606,000 (151,154)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 43,186,000 (224,467)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,986,000 (249,416)
Total Interest Rate Swaptions (1,949,265)
Total OTC Interest Rate Swaptions Written
(Premium received $2,121,697) (1,957,815)
Other Assets & Liabilities, net - (7.1)% (204,949,080)
Total Net Assets - 100.0% $ 2,901,514,469
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Value determined based on Level 3 inputs — See Note 3 .
(b)
Special Purpose Acquisition Company (SPAC).
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
All or a portion of this security is pledged as collateral for futures and swap agreements at June 30, 2026.
(f)
Zero coupon rate security.
(g)
Security is a principal-only strip.
(h)
Security is an interest-only strip.
(i)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $1,115,269,124 (cost $1,133,496,783), or
38.4% of total net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 71
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
(j)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(k)
Face amount of security is adjusted for inflation.
(l)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(m)
Perpetual maturity.
(n)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,826,555
(cost $3,930,282), or 0.1% of total net assets - See Note 5 .
(o)
Security is unsettled at period end and may not have a stated effective rate.
(p)
Security is in default of interest and/or principal obligations.
(q)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(r)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Long Bond Futures Contracts 377 Sep 2026 $ 42,624,562 $ 959,380
U.S. Treasury 5 Year Note Futures Contracts 299 Sep 2026 31,985,991 98,882
U.S. Treasury 2 Year Note Futures Contracts 326 Sep 2026 67,186,563 (7,906)
$ 1,050,356
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(a)
Bank of
America
Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 06/20/31 $ 27,300,000 $ 606,162 $ 517,846 $ 88,316
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
Bank of
America
Securities,
Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 23,400,000 $ (606,270) $ (462,432) $ (143,838)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
72 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29 $ 488,000 $ (49,926) $ (20,630) $ (29,296)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.56% Annually 03/03/36 $ 34,020,000 $ 1,241,686 $ — $ 1,241,686
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.32% Annually 07/02/27 32,600,000 213,255 77 213,178
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.98% Annually 02/06/27 70,000,000 93,762 95 93,667
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.94% Annually 06/23/31 1,560,000 (2,030) (1,653) (377)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.95% Annually 07/02/29 102,850,000 (5,210) — (5,210)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.90% Annually 12/04/27 88,800,000 (75,323) 247 (75,570)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.92% Annually 04/30/36 14,345,000 (107,721) — (107,721)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.06% Annually 01/06/28 130,000,000 268,364 402,422 (134,058)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.69% Annually 04/30/31 28,630,000 (283,227) — (283,227)
$ 1,343,556 $ 401,188 $ 942,368
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of America, N.A. EUR Sell 6,207,000 7,187,129 USD 07/15/26 $ 91,321
Citibank, N.A. EUR Buy 530,000 610,096 USD 07/15/26 (4,203)
$ 87,118

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 73
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 43,186,000
$ 52,195
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
23,993,000
28,998
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
23,993,000
21,813
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
23,992,000
21,813
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
38,606,000
18,769
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
14,396,000
17,130
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
14,395,000
17,129
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
13,600
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
20,303,000
13,600
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
13,600
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
13,600
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
28,853,000
13,457
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
18,862,000
9,170
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
28,875,000
9,098
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
14,392,000
6,712
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
14,367,000
4,527
$ 275,211

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
74 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 15,968,750 $ (109)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% 15,968,750 (109)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 11,406,250 (158)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 11,406,250 (158)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 18,250,000 (159)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 18,250,000 (159)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 20,303,000 (1,924)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (1,924)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (1,925)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (1,925)
$ (8,550)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 14,392,000 (56,349)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 14,367,000 (56,484)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 11,406,250 (73,980)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 11,406,250 (73,980)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 14,395,000 (74,421)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 75
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% $ 14,396,000 $ (74,426)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 18,862,000 (74,768)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 28,853,000 (112,968)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 28,875,000 (113,522)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 15,968,750 (120,437)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 15,968,750 (120,438)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 18,250,000 (123,876)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 18,250,000 (123,876)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 23,992,000 (124,703)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 38,606,000 (151,154)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 43,186,000 (224,467)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 47,986,000 (249,416)
$ (1,949,265)
(a)
Includes cumulative appreciation (depreciation).
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
76 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ — $ — $ 62 $ 62
Preferred Stocks 3,467,162 49,076,912 — 52,544,074
Warrants 5 — 26 31
Money Market Funds 53,913,966 — — 53,913,966
Collateralized Mortgage Obligations — 855,352,478 4,990,789 860,343,267
U.S. Government Securities — 750,576,563 — 750,576,563
Corporate Bonds — 617,396,263 64,234,920 681,631,183
Asset-Backed Securities — 510,502,331 81,819,930 592,322,261
Senior Floating Rate Interests — 39,867,473 6,256,741 46,124,214
Federal Agency Bonds — 29,588,963 — 29,588,963
Foreign Government Debt — 26,205,909 — 26,205,909
Municipal Bonds — 14,859,597 — 14,859,597
Options Purchased 135,588 — — 135,588
Interest Rate Swaptions Purchased — 275,211 — 275,211
Interest Rate Futures Contracts
(a)
1,058,262 — — 1,058,262
Credit Default Swap Agreements
(a)
— 88,316 — 88,316
Interest Rate Swap Agreements
(a)
— 1,548,531 — 1,548,531
Forward Foreign Currency Exchange Contracts
(a)
— 91,321 — 91,321
Unfunded Loan Commitments ( Note 4 )
(a)
— — 603 603
Total Assets $ 58,574,983 $ 2,895,429,868 $ 157,303,071 $ 3,111,307,922
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 99,525 $ — $ — $ 99,525
Interest Rate Swaptions Written — 1,957,815 — 1,957,815
Interest Rate Futures Contracts
(a)
7,906 — — 7,906
Credit Default Swap Agreements
(a)
— 173,134 — 173,134
Interest Rate Swap Agreements
(a)
— 606,163 — 606,163
Forward Foreign Currency Exchange Contracts
(a)
— 4,203 — 4,203
Total Liabilities $ 107,431 $ 2,741,315 $ — $ 2,848,746
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 36,602,307
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 22,771,440 Yield Analysis Yield 5.1%-7.3% 6.6%
Asset-Backed Securities 16,100,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 6,345,637 Third Party Pricing Trade Price — —
Asset-Backed Securities 546 Third Party Pricing Vendor Price — —
Collateralized Mortgage
Obligations 3,854,008
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 1,136,781 Third Party Pricing Vendor Price — —
Common Stocks 62 Model Price Liquidation Value — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 77
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$3,048,374 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Corporate Bonds $ 59,275,692
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 2,970,500 Third Party Pricing Broker Quote — —
Corporate Bonds 1,988,728 Yield Analysis Yield 6.2% —
Senior Floating Rate Interests 2,800,303 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 1,929,052 Model Price Purchase Price — —
Senior Floating Rate Interests 1,527,386 Yield Analysis Yield 9.5% —
Unfunded Loan Commitments 603 Model Price Purchase Price — —
Warrants 26 Model Price Liquidation Value — —
Total Assets $ 157,303,071
(a)
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 71,825,094 $ 17,754,364 $ (14,104,981) $ 306 $ 4,469,938
Corporate Bonds 73,081,978 17,390,649 (25,385,988) 190 553,617
Senior Floating Rate Interests 5,965,837 3,218,900 (2,869,608) 783 130
Warrants 26 — — — —
Common Stocks 62 — — — —
Collateralized Mortgage Obligations 3,873,113 — (44,804) (12,008) (3,712)
Unfunded Loan Commitments — — — — —
Total Assets $ 154,746,110 $ 38,363,913 $ (42,405,381) $ (10,729) $ 5,019,973

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
78 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (36,385) $ 1,911,594 $ 81,819,930 $ (40,036)
Corporate Bonds (1,405,526) — 64,234,920 (1,310,128)
Senior Floating Rate Interests (59,301) — 6,256,741 (56,288)
Warrants — — 26 —
Common Stocks — — 62 —
Collateralized Mortgage Obligations 41,420 1,136,780 4,990,789 41,420
Unfunded Loan Commitments 603 — 603 603
Total Assets $ (1,459,189) $ 3,048,374 $ 157,303,071 $ (1,364,429)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68 5.80% 02/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69 7.25% 01/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69 7.50% 03/01/28
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70 6.34% 11/01/29
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69 7.40% 03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
Aspire Mortgage Trust 2026-2, 5.63% due 04/26/66 6.63% 04/01/30
Aspire Mortgage Trust 2026-3, 5.56% due 05/25/66 6.56% 06/01/30
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28
BARC 2026-CES1, 5.05% due 01/25/56 6.05% 02/01/30
BARC 2026-CES1, 5.15% due 01/25/56 6.15% 02/01/30
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56 5.85% 02/01/30
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63 8.10% 11/01/27
BRAVO Residential Funding Trust 2025-NQM2, 5.83% due 11/25/64 6.83% 02/01/29
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64 7.39% 03/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62 5.50% 02/01/27
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54 7.38% 04/01/28
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55 6.70% 03/01/29
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68 8.62% 10/01/27
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69 7.33% 03/01/28
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69 7.43% 03/01/28
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69 7.14% 01/01/28
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68 8.58% 09/01/27
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70 6.89% 01/01/29
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61 6.16% 01/01/30

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
| 79
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Deephaven Residential Mortgage Trust 2026-CES1, 5.31% due 03/25/61 6.31% 04/01/30
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29
EFMT 2024-CES1, 5.52% due 01/26/60 6.52% 12/01/28
Figre 2026-FL2, 5.82% due 06/25/56 6.82% 06/01/30
FIGRE Trust 2026-FL2, 5.92% due 06/25/56 6.92% 07/01/26
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28
GCAT Trust 2024-NQM2, 6.54% due 06/25/59 7.71% 05/01/28
GCAT Trust 2023-NQM3, 7.34% due 08/25/68 8.34% 09/01/27
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
GS Mortgage-Backed Securities Trust 2026-NQM4, 5.66% due 06/25/66 6.66% 05/01/30
HOMES Trust 2026-NQM1, 5.05% due 09/25/70 6.05% 01/01/30
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64 6.85% 12/01/28
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30
JP Morgan Mortgage Trust 2026-VIS1, 5.04% due 06/25/66 6.04% 02/01/30
JP Morgan Mortgage Trust 2026-VIS1, 5.24% due 06/25/66 6.24% 02/01/30
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69 6.35% 09/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63 7.13% 02/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63 7.33% 02/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64 7.22% 02/01/28
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29
OBX Trust 2024-NQM7, 6.45% due 03/25/64 7.45% 04/01/28
OBX Trust 2026-NQM4, 5.38% due 02/25/66 6.38% 03/01/30
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64 7.70% 04/01/28
OBX Trust 2026-NQM5, 5.57% due 01/25/66 6.57% 03/01/30
OBX Trust 2024-NQM7, 6.60% due 03/25/64 7.60% 04/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28
OBX Trust 2025-NQM13, 5.61% due 05/25/65 6.61% 07/01/29
OBX Trust 2024-NQM5, 6.29% due 01/25/64 7.29% 03/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64 7.59% 05/01/28
OBX Trust 2025-R1, 5.19% due 09/25/62 6.19% 11/01/29
OBX Trust 2024-NQM15, 5.57% due 10/25/64 6.57% 10/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63 7.43% 02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63 7.18% 01/01/28
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63 8.66% 01/01/27
OBX Trust 2024-NQM5, 6.39% due 01/25/64 7.39% 03/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28
OBX Trust 2026-NQM9, 5.52% due 04/25/66 6.52% 06/01/30
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29
OBX Trust 2026-NQM9, 5.62% due 04/25/66 6.62% 06/01/30
PRKCM Trust 2025-AFC1, 5.25% due 10/25/60 6.25% 09/01/29
PRKCM Trust 2026-AFC1, 5.03% due 02/25/61 6.03% 01/01/30
PRPM LLC 2023-RCF1, 4.00% due 06/25/53 5.00% 06/25/27
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28
SG Residential Mortgage Trust 2026-1, 5.14% due 01/25/66 6.14% 02/01/30
Towd Point Mortgage Trust 2026-CES1, 5.32% due 01/25/66 6.38% 01/01/30
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29
Verus Securitization Trust 2023-7, 7.42% due 10/25/68 8.42% 10/01/27

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
June 30, 2026
80 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Verus Securitization Trust 2025-1, 5.98% due 01/25/70 6.98% 01/01/29
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29
Verus Securitization Trust 2024-1, 6.12% due 01/25/69 7.12% 01/01/28
Verus Securitization Trust 2026-3, 5.33% due 03/25/71 6.33% 03/01/30
Vista Point Securitization Trust 2026-CES2, 5.42% due 05/25/56 6.42% 04/01/30
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54 6.25% 09/01/28
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55 6.68% 12/01/28
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55 6.81% 03/01/29

| 81
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
FLOATING RATE STRATEGIES FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .8%
INDUSTRIAL - 0 .6%
API Heat Transfer
Intermediate*
,(a)
2,105 $ 2,934,742
BP Holdco LLC*
,(a),(b)
244,278 113,622
Targus, Inc.*
,(a)
25,546 227
YAK BLOCKER 2 LLC
(a)
29,884 3
Total Industrial 3,048,594
CONSUMER, NON-CYCLICAL - 0 .1%
WW International, Inc.*
25,462 406,883
COMMUNICATIONS - 0 .1%
LuxCo 3 SARL
11,188 220,392
Xplore, Inc.*
114,139 80,488
Total Communications 300,880
CONSUMER, CYCLICAL - 0 .0%
SHO Holding I Corp.
(a)
178 140,023
Asphalt Atd Holdco LLC
(a)
373,317 66,450
FG Parent LLC
(a)
46,340 28,963
Total Consumer, Cyclical 235,436
Total Common Stocks
(Cost $10,374,474) 3,991,793
PREFERRED STOCKS - 0 .1%
FINANCIAL - 0 .1%
Keenova 5,190 504,297
Par Health 5,190 33,735
Total Financial 538,032
CONSUMER, NON-CYCLICAL - 0 .0%
Ingenovis Health, LP
(a)
244 244,497
Total Preferred Stocks
(Cost $1,314,416) 782,529
RIGHTS - 0 .0%
BASIC MATERIALS - 0 .0%
Asphalt Intermediate Holdco
LLC
Expiring 12/31/49
(a)
16,664 2
COMMUNICATIONS - 0 .0%
Xplore, Inc.
(a)
8,701 —
Total Rights
(Cost $2) 2
EXCHANGE-TRADED FUNDS
(c)
- 2 .3%
SPDR Blackstone Senior
Loan ETF
243,601 9,814,684
Guggenheim Securitized
Income ETF
(b)
37,800 1,899,458
Total Exchange-Traded Funds
(Cost $11,984,347) 11,714,142
MONEY MARKET FUNDS
(c)
- 4 .7%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.52%
(d)
23,391,516 23,391,516
Total Money Market Funds
(Cost $23,391,516) 23,391,516
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79 .4%
CONSUMER, CYCLICAL - 16 .6%
Entain Holdings (Gibraltar) Ltd.
5.98% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
2,599,965 $ 2,595,624
5.98% (3 Month Term SOFR
+ 2.25%) due 10/31/29
◊
1,572,120 1,569,070
Allwyn Entertainment Financing
US LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
3,990,000 3,897,751
Caesars Entertainment, Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/31
◊
2,372,157 2,273,570
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
1,372,750 1,324,278
PetSmart LLC
7.65% (1 Month Term SOFR
+ 4.00%) due 08/18/32
◊
3,587,010 3,579,549
Scientific Games Corp.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
3,632,162 3,577,680
TRQ Sales LLC
6.98% (3 Month Term SOFR
+ 3.25%) due 12/30/32
◊
3,597,125 3,525,182
United Airlines, Inc.
5.40% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
3,297,663 3,286,319
International Entertainment Jjco
3 Ltd.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/29/32
◊
2,846,358 2,842,800
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
2,564,516 2,559,182
Flutter Financing BV
5.48% (3 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 11/30/30
◊
2,583,376 2,556,896
Scientific Games Holdings, LP
5.85% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 2,175,000 2,449,875
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR
+ 3.25%) due 08/30/32
◊
2,233,775 2,239,359
AI Aqua Merger Sub, Inc.
due 06/24/33
(e)
2,180,000 2,177,558
Peer Holding III BV
6.23% (3 Month Term SOFR
+ 2.50%) due 10/28/30
◊
1,197,898 1,199,395
6.23% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
975,150 976,369
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR
+ 2.00%) due 05/12/33
◊
2,125,000 2,115,714

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
82 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
CONSUMER, CYCLICAL - 16.6% (continued)
SeaWorld Parks &
Entertainment, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/04/31
◊
2,063,250 $ 2,046,063
1011778 BC ULC
5.39% (1 Month Term SOFR
+ 1.75%) due 09/20/30
◊
2,013,945 2,009,756
TKO Worldwide Holdings LLC
5.64% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
1,945,994 1,938,697
Betclic Everest Group SAS
6.48% (3 Month Term SOFR
+ 2.75%) due 12/10/31
◊
1,885,275 1,885,860
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
1,852,245 1,848,874
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
1,805,475 1,806,233
Gulfside Supply, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 06/17/31
◊
2,042,250 1,714,224
Clarios Global, LP
6.14% (1 Month Term SOFR
+ 2.50%) due 05/06/30
◊
1,639,679 1,639,679
QXO Building Products, Inc.
due 06/03/33
(e)
1,035,000 1,032,123
5.64% (1 Month Term SOFR
+ 2.00%) due 04/30/32
◊
602,556 601,302
Alterra Mountain Co.
6.14% (1 Month Term SOFR
+ 2.50%) due 08/17/28
◊
1,623,976 1,623,976
Air Canada
5.41% (1 Month Term SOFR
+ 1.75%) due 03/21/31
◊
1,622,671 1,616,586
Park River Holdings, Inc.
8.19% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 03/15/31
◊
1,611,038 1,607,332
PCI Gaming Authority, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
1,546,922 1,545,577
Live Nation Entertainment, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
1,510,410 1,508,522
Hayward Industries, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 05/30/28
◊
1,501,959 1,502,425
ABG Intermediate Holdings 2
LLC
5.89% (1 Month Term SOFR
+ 2.25%) due 02/13/32
◊
1,484,978 1,482,810
Six Flags Entertainment Corp.
5.64% (1 Month Term SOFR
+ 2.00%) due 05/01/31
◊
1,417,634 1,402,791
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
CONSUMER, CYCLICAL - 16.6% (continued)
Core & Main, LP
due 06/25/33
(e)
1,250,000 $ 1,246,875
HNI Corp.
5.37% (1 Month Term SOFR
+ 1.75%) due 12/10/32
◊
1,241,888 1,240,335
Gibson Brands, Inc.
8.94% (3 Month Term SOFR +
5.00%, Rate Floor: 0.75%)
due 08/11/28
◊
994,792 935,462
Openlane, Inc.
6.15% (3 Month Term SOFR
+ 2.50%) due 10/08/32
◊
915,400 917,689
Pacific Bells LLC
7.23% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
916,078 917,369
Asphalt Atd Holdco LLC
6.73% (3 Month Term SOFR
+ 4.00%) (in-kind rate was
4.00%) due 02/28/30
◊,(a),(f)
1,388,949 805,590
Pioneer Opco LLC
6.89% (1 Month Term SOFR
+ 3.25%) due 05/15/33
◊
664,395 666,415
VSE Corp.
5.61% (1 Month Term SOFR
+ 2.00%) due 05/05/33
◊
640,000 639,840
Sabre GLBL, Inc.
9.74% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊
697,114 619,734
Dealer Tire Financial LLC
6.64% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
550,221 544,719
FR Refuel LLC
8.51% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/08/28
◊
538,585 533,538
Hilton Domestic Operating Co.,
Inc.
5.40% (1 Month Term SOFR
+ 1.75%) due 11/08/30
◊
427,249 427,856
SHO Holding I Corp.
10.49% (3 Month Term SOFR
+ 6.50%, Rate Floor:
1.00%) due 06/30/29
◊,(a)
258,012 256,067
10.99% (3 Month Term SOFR
+ 7.00%, Rate Floor:
1.00%) due 06/30/29
◊,(a)
99,623 87,668
Total Consumer, Cyclical 83,398,158
CONSUMER, NON-CYCLICAL - 16 .3%
Prime Security Services
Borrower LLC
5.62% (1 Month Term SOFR
+ 2.00%) due 10/13/30
◊
3,147,259 3,124,441
5.37% (1 Month Term SOFR
+ 1.75%) due 03/07/32
◊
847,528 833,874

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 83
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
CONSUMER, NON-CYCLICAL - 16.3% (continued)
Upbound Group, Inc.
6.43% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/13/32
◊
3,456,412 $ 3,457,864
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
3,375,230 3,370,303
Amspec Parent LLC
7.23% (3 Month Term SOFR
+ 3.50%) due 12/22/31
◊
3,365,410 3,367,093
Imagefirst Holdings LLC
8.75% (3 Month Term SOFR
+ 3.00%) due 03/12/32
◊
3,187,800 3,185,154
Eagle Parent Corp.
7.98% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 04/02/29
◊
3,119,647 3,132,905
Fugue Finance LLC
5.91% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 01/09/32
◊
2,952,670 2,941,687
Congruex Group LLC
9.63% (3 Month Term SOFR +
5.75%, Rate Floor: 0.75%)
due 05/03/29
◊
4,020,864 2,421,887
Lernen US Finco LLC
7.01% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
2,433,673 2,390,330
Resonetics LLC
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 06/18/31
◊
2,352,240 2,347,700
Outcomes Group Holdings, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 05/06/31
◊
2,329,658 2,335,506
Secretariat Advisors LLC
7.73% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
2,370,114 2,318,279
Aggreko Holdings, Inc.
6.63% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
2,247,091 2,248,215
Midwest Physician
Administrative Services
6.76% (1 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
2,265,487 2,246,797
Grifols International Services
USA, Inc.
6.19% (6 Month Term SOFR +
2.50%, Rate Floor: 1.00%)
due 04/14/33
◊
2,124,675 2,128,924
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
2,134,541 2,117,913
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
CONSUMER, NON-CYCLICAL - 16.3% (continued)
Transnetwork LLC
8.48% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊
2,441,166 $ 2,102,454
ASP Dream Acquisition
Company LLC
7.99% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
2,226,841 2,082,096
IVI America LLC
6.48% (3 Month Term SOFR
+ 2.75%) due 04/09/31
◊
2,053,764 2,053,764
Blue Ribbon LLC
4.91% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,(f)
2,320,293 1,194,510
7.65% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,(a),(f)
922,677 858,090
Grant Thornton Advisors
Holding LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
2,018,766 1,917,626
Auxey Midco Ltd.
9.65% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
1,916,992 1,901,024
Primo Brands Corp.
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 03/31/31
◊
1,855,350 1,863,143
Dermatology Intermediate
Holdings III, Inc.
7.91% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 03/30/29
◊
1,779,065 1,726,334
Ingenovis Health, Inc.
8.91% (3 Month Term SOFR
+ 5.25%) due 03/06/28
◊
2,459,447 1,715,464
Red Spv LLC
5.90% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
1,698,197 1,697,483
Corpay Technologies Operating
Co. LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
1,659,824 1,654,778
1261229 BC Ltd.
9.89% (1 Month Term SOFR
+ 6.25%) due 10/08/30
◊
1,637,460 1,586,027
Medical Solutions Holdings, Inc.
7.26% (3 Month Term SOFR
+ 3.50%) due 11/01/28
◊,(a)
7,260,793 711,558
due 11/01/30
(e)
967,200 701,220
Mamba Purchaser, Inc.
6.40% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 10/14/31
◊
1,334,072 1,333,872

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
84 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
CONSUMER, NON-CYCLICAL - 16.3% (continued)
Pacific Dental Services LLC
5.89% (1 Month Term SOFR
+ 2.25%) due 03/15/31
◊
1,313,966 $ 1,313,519
Galaxy US Opco, Inc.
8.91% (3 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 07/31/30
◊
1,424,589 1,300,835
US Fertility Enterprises LLC
6.98% (3 Month Term SOFR
+ 3.25%) due 12/30/32
◊
1,275,116 1,276,978
Hopper Merger Sub, Inc.
5.99% (3 Month Term SOFR
+ 2.25%) due 04/07/33
◊
1,235,000 1,207,472
Septodont Holding SAS
due 05/20/33
(e)
EUR 1,000,000 1,148,692
Galileo Global Education
5.23% (3 Month EURIBOR +
3.00%) due 07/31/31
◊
EUR 1,006,071 1,136,793
Del Monte Foods, Inc.
11.72% (1 Month Term SOFR
+ 8.10%) due 08/02/28
◊
2,105,964 995,068
7.99% (1 Month Term SOFR +
4.35%, Rate Floor: 0.50%)
due 08/02/28
◊
3,329,210 99,876
Surgery Center Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 12/19/30
◊
1,089,000 1,089,000
Weight Watchers International
Holdings Ltd.
10.53% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
1,223,654 912,002
Lumexa Imaging, Inc.
due 12/17/32
(e)
780,000 780,647
Composecure Holdings LLC
5.92% (3 Month Term SOFR
+ 2.25%) due 01/14/33
◊
720,000 715,219
American Residential Services
LLC
6.48% (3 Month Term SOFR
+ 2.75%) due 02/02/32
◊
556,452 557,843
Total Consumer, Non-cyclical 81,602,259
INDUSTRIAL - 12 .1%
Quikrete Holdings, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
2,557,625 2,554,428
5.89% (1 Month Term SOFR
+ 2.25%) due 03/19/29
◊
1,310,716 1,310,834
5.89% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
709,200 708,313
TransDigm, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 02/28/31
◊
3,151,079 3,151,457
Pregis Topco LLC
7.39% (1 Month Term SOFR
+ 3.75%) due 02/01/29
◊
2,730,438 2,736,772
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
INDUSTRIAL - 12.1% (continued)
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 08/03/29
◊
2,723,643 $ 2,731,024
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
2,671,575 2,678,254
Michael Baker International LLC
7.66% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
2,669,756 2,665,591
EMRLD Borrower, LP
5.89% (1 Month Term SOFR
+ 2.25%) due 08/04/31
◊
2,534,400 2,530,877
Pelican Products, Inc.
8.24% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
2,601,387 2,485,131
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
2,290,000 2,292,862
API Heat Transfer Thermasys
Corp.
10.49% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,(a)
2,183,848 2,183,848
Engineering Research &
Consulting LLC
8.73% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
2,511,750 2,105,374
Cube Safety Bidco Ab
due 02/21/33
(e)
EUR 1,771,277 2,031,637
STS Operating, Inc.
7.74% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
1,970,640 1,971,054
Energizer Holdings, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
1,705,358 1,698,434
Mannington Mills, Inc.
8.39% (1 Month Term SOFR
+ 4.75%) due 03/25/32
◊
1,675,451 1,641,942
Proampac PG Borrower LLC
7.67% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
1,610,684 1,581,064
Frontdoor, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 12/19/31
◊
1,571,075 1,571,075
Pro Mach Group, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 10/15/32
◊
1,531,163 1,531,162
Savage Enterprises LLC
5.62% (1 Month Term SOFR
+ 2.00%) due 08/05/32
◊
1,494,169 1,492,571
MX Holdings US, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 03/17/32
◊
1,471,548 1,470,636
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
1,333,125 1,328,966

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 85
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
INDUSTRIAL - 12.1% (continued)
Graham Packaging Co., Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 01/26/33
◊
1,316,700 $ 1,317,108
Azuria Water Solutions, Inc.
6.48% (3 Month Term SOFR
+ 2.75%) due 04/25/33
◊
1,198,816 1,194,668
Tega MC Australia Holdings
Pty Ltd.
7.16% (1 Month Term SOFR
+ 3.50%) due 03/25/33
◊
1,165,000 1,170,103
LSF12 Phoenix Holdco LLC
8.14% (1 Month Term SOFR
+ 4.50%) due 03/25/33
◊
1,092,000 1,082,904
Boluda Towage SL
due 05/27/33
(e)
1,005,000 1,005,633
Dxp Enterprises, Inc.
6.89% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
994,987 998,301
East West Manufacturing LLC
due 06/04/32
(e)
920,000 901,600
Gibraltar Industries, Inc.
5.88% (1 Month Term SOFR
+ 2.25%) due 02/02/33
◊
789,231 787,258
Standard Industries, Inc.
5.39% (1 Month Term SOFR +
1.75%, Rate Floor: 1.50%)
due 09/22/28
◊
784,421 784,335
Knife River Corp.
5.40% (1 Month Term SOFR
+ 1.75%) due 03/08/32
◊
722,949 723,405
Mi Windows & Doors LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 03/28/31
◊
708,607 698,453
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
670,035 640,051
Belden, Inc.
due 06/10/33
(e)
608,348 608,348
Arcwood Environmental, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 04/01/33
◊,(a)
505,000 506,894
Salas Obrien, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 01/31/33
◊,(a)
504,857 504,857
Genesee & Wyoming, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
466,439 464,224
GFL ES US LLC
6.16% (3 Month Term SOFR
+ 2.50%) due 03/03/32
◊
369,070 368,886
Smiths Detection
due 06/02/33
(e)
250,000 249,687
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
INDUSTRIAL - 12.1% (continued)
Enviri Corp.
6.01% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/09/28
◊
232,289 $ 231,320
Total Industrial 60,691,341
FINANCIAL - 12 .1%
Nexus Buyer LLC
7.14% (1 Month Term SOFR
+ 3.50%) due 07/31/31
◊
5,063,773 4,871,603
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
4,703,338 4,656,680
Ardonagh Midco 3 Ltd.
6.73% (3 Month Term SOFR
+ 3.00%) due 02/15/31
◊
4,147,448 4,004,900
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
3,819,939 3,810,657
Starwood Property Mortgage
LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/02/30
◊
1,976,603 1,970,021
5.64% (1 Month Term SOFR
+ 2.00%) due 09/24/32
◊
1,445,694 1,441,357
Blackhawk Network Holdings,
Inc.
7.14% (1 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 03/12/29
◊
2,706,474 2,691,264
Asurion LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 09/19/30
◊
2,685,044 2,650,138
USI, Inc.
5.98% (3 Month Term SOFR
+ 2.25%) due 11/21/29
◊
2,480,379 2,470,458
Franklin Square Holdings, LP
5.89% (1 Month Term SOFR
+ 2.25%) due 04/25/31
◊
2,666,325 2,456,352
HarbourVest Partners, LP
5.73% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,(a)
2,416,518 2,407,456
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR
+ 4.00%) due 01/27/33
◊
2,384,127 2,385,319
CFC US 2025 LLC
7.18% (3 Month Term SOFR
+ 3.50%) due 07/01/32
◊
2,238,750 2,096,970
Jefferies Finance LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 10/21/31
◊
1,692,459 1,688,363
Orion Us Finco, Inc.
7.17% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
1,680,788 1,680,418
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
1,406,298 1,394,218

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
86 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
FINANCIAL - 12.1% (continued)
due 06/10/33
(e)
235,000 $ 232,981
Pioneer AcquisitionCo LLC
6.15% (3 Month Term SOFR
+ 2.50%) due 10/27/32
◊
1,512,210 1,511,741
Pex Holdings LLC
6.48% (3 Month Term SOFR
+ 2.75%) due 11/26/31
◊
1,479,632 1,475,933
Citco Funding LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
1,328,325 1,323,822
Walker & Dunlop, Inc.
5.65% (1 Month Term SOFR
+ 2.00%) due 03/14/32
◊,(a)
1,325,262 1,318,635
IMC Global Holdings LLC
6.65% (1 Month Term SOFR
+ 3.00%) due 06/18/32
◊
1,252,350 1,250,785
Kestra Advisor Services
Holdings A, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/22/31
◊
1,172,896 1,161,050
Admiral Bidco GmbH
5.40% (3 Month EURIBOR +
3.25%) due 09/30/32
◊
EUR 1,000,000 1,148,338
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/18/28
◊
1,014,753 1,017,716
Cushman & Wakefield US
Borrower LLC
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/13/33
◊
1,000,000 997,500
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
877,139 854,772
Osaic Holdings, Inc.
6.23% (3 Month Term SOFR
+ 2.50%) due 07/30/32
◊
827,925 816,127
TPG RE Finance Trust, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 05/16/33
◊
745,000 744,069
Orion Advisor Solutions, Inc.
6.41% (3 Month Term SOFR
+ 2.75%) due 09/24/30
◊
719,955 712,352
Blackstone Mortgage Trust, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 12/19/32
◊
691,525 688,932
Jones Deslauriers Insurance
Management, Inc.
6.66% (3 Month Term SOFR
+ 3.00%) due 02/02/33
◊
691,000 660,078
ACI Rover Parent LLC
5.98% (3 Month Term SOFR
+ 2.25%) due 06/05/33
◊
560,000 558,460
IMC Financing LLC
due 06/18/32
(e)
500,000 499,375
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
FINANCIAL - 12.1% (continued)
GTCR Everest Borrower LLC
6.23% (3 Month Term SOFR
+ 2.50%) due 09/05/31
◊
429,188 $ 427,111
Aretec Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
295,841 295,001
Ascensus Group Holdings
6.64% (1 Month Term SOFR
+ 3.00%) due 11/25/32
◊
285,461 278,444
Total Financial 60,649,396
TECHNOLOGY - 8 .3%
Boxer Parent Co., Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 07/30/31
◊
5,055,865 4,539,763
Planview Parent, Inc.
7.23% (3 Month Term SOFR
+ 3.50%) due 12/17/27
◊
4,691,935 4,010,291
Pushpay USA, Inc.
7.39% (1 Month Term SOFR
+ 3.75%) due 08/15/31
◊,(a)
3,948,461 3,672,069
Athena Health Group, Inc.
6.89% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/13/32
◊
3,244,237 3,206,928
Zodiac Purchaser LLC
7.14% (1 Month Term SOFR
+ 3.50%) due 02/14/32
◊
2,798,227 2,560,378
Modena Buyer LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
2,710,814 2,498,693
CACI International, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 10/30/31
◊
2,455,094 2,450,503
DS Admiral Bidco LLC
7.98% (3 Month Term SOFR
+ 4.25%) due 06/26/31
◊
2,409,832 2,291,052
OAK-Eagle Acquireco, Inc.
due 03/24/33
(e)
2,215,000 2,219,762
World Wide Technology Holding
Co. LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
1,844,226 1,833,474
SonarSource Financing LLC
8.18% (3 Month Term SOFR
+ 4.50%) due 12/19/30
◊
1,854,563 1,715,470
Orsini Bidco BV
6.78% (3 Month EURIBOR +
4.50%) due 11/15/32
◊
EUR 1,349,020 1,523,268
Ascend Learning LLC
6.64% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
1,547,275 1,506,875
Waystar Technologies, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/22/29
◊
1,247,184 1,242,508

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 87
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
TECHNOLOGY - 8.3% (continued)
Realpage, Inc.
6.99% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 04/24/28
◊
1,212,109 $ 1,131,431
IGT Holding IV AB
6.73% (3 Month Term SOFR
+ 3.00%) due 09/01/31
◊
1,107,225 1,080,242
Dayforce, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 02/04/33
◊
1,130,000 1,026,729
Capstone Borrower, Inc.
6.48% (3 Month Term SOFR
+ 2.75%) due 06/17/30
◊
992,443 947,893
Cloud Software Group, Inc.
6.98% (3 Month Term SOFR
+ 3.25%) due 08/13/32
◊
908,138 782,942
Imprivata, Inc.
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/01/27
◊
625,904 625,128
Leia Finco US LLC
6.93% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
272,927 248,227
CCC Intelligent Solutions, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
184,703 181,840
Kaseya, Inc.
6.91% (3 Month Term SOFR
+ 3.25%) due 03/22/32
◊
198,492 152,728
Total Technology 41,448,194
COMMUNICATIONS - 8 .2%
Virgin Media Bristol LLC
6.97% (6 Month Term SOFR
+ 3.18%) due 03/31/31
◊
6,016,233 5,315,161
Cengage Learning, Inc.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 1.00%)
due 03/24/31
◊
3,869,786 3,825,167
Gen Digital, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
2,583,900 2,547,079
5.39% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 09/12/29
◊
1,208,872 1,193,108
Speedster Bidco GmbH
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/11/31
◊
3,492,274 3,458,818
Charter Communications
Operating LLC
5.69% (3 Month Term SOFR
+ 2.00%) due 12/07/30
◊
3,168,750 3,126,384
Sweetwater Borrower LLC
7.64% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
2,637,444 2,650,631
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
COMMUNICATIONS - 8.2% (continued)
Tripadvisor, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
2,551,065 $ 2,434,150
Midcontinent Communications
6.14% (1 Month Term SOFR
+ 2.50%) due 08/16/31
◊
2,456,250 2,420,954
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/15/32
◊
2,221,614 2,189,490
Numericable US LLC
10.55% (3 Month Term SOFR
+ 6.88%) due 05/31/31
◊
1,871,034 1,906,584
Zayo Group Holdings, Inc.
6.76% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,(f)
1,897,332 1,896,497
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/29/32
◊
1,696,500 1,695,974
Zephyr Bidco Ltd.
5.53% (1 Month EURIBOR +
3.25%) due 07/20/28
◊
EUR 1,460,000 1,643,496
Go Daddy Operating Co. LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 11/09/29
◊
1,577,445 1,541,384
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
1,230,865 1,230,755
CNT Holdings I Corp.
5.91% (3 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 11/08/32
◊
938,174 938,484
CSC Holdings LLC
8.25% (PRIME + 1.50%, Rate
Floor: 1.00%) due 04/15/27
◊
1,037,234 726,064
Xplore, Inc.
5.26% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,(f)
595,778 555,563
Total Communications 41,295,743
ENERGY - 4 .5%
TerraForm Power Operating
LLC
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 05/21/29
◊
3,487,044 3,481,221
Liquid Tech Solutions Holdings
LLC
7.23% (3 Month Term SOFR
+ 3.50%) due 10/12/32
◊
2,792,382 2,766,274
Colossus Acquireco LLC
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
2,677,981 2,659,021
Apro LLC
7.37% (1 Month Term SOFR
+ 3.75%) due 07/09/31
◊
2,603,625 2,603,078

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
88 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.4% (continued)
ENERGY - 4.5% (continued)
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR
+ 2.25%) due 03/03/31
◊
1,832,432 $ 1,837,930
ITT Holdings LLC
5.62% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
1,755,790 1,752,349
WhiteWater Matterhorn
Holdings LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
1,556,100 1,543,589
GIP Pilot Acquisition Partners,
LP
5.64% (3 Month Term SOFR
+ 2.00%) due 05/19/33
◊
1,529,349 1,527,438
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
1,407,850 1,404,767
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
1,245,821 1,245,596
Traverse Midstream Partners
LLC
due 04/21/33
(e)
1,060,000 1,058,675
Calcasieu Pass Funding LLC
6.95% (6 Month Term SOFR
+ 3.25%) due 04/11/33
◊
730,000 731,321
Total Energy 22,611,259
BASIC MATERIALS - 1 .2%
Discovery Purchaser Corp.
7.41% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/04/29
◊
1,980,312 1,970,411
SCIL US Holdings LLC
7.65% (3 Month Term SOFR
+ 4.00%) due 11/08/32
◊
1,592,598 1,586,626
Novelis Holdings, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
1,398,174 1,394,329
Bond UK Midco 3 Ltd.
due 05/06/33
(e)
585,000 586,609
Ecovyst Catalyst Technologies
LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 06/12/31
◊
412,657 411,992
Total Basic Materials 5,949,967
UTILITIES - 0 .1%
AL GCX Fund VIII Holdings LLC
5.61% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
733,869 732,952
Total Senior Floating Rate Interests
(Cost $421,379,617) 398,379,269
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6 .6%
CONSUMER, NON-CYCLICAL - 1 .9%
ADT Security Corp.
4.13% due 08/01/29
(g)
2,875,000 $ 2,756,518
Tenet Healthcare Corp.
4.38% due 01/15/30 2,800,000 2,713,519
Acadia Healthcare Company,
Inc.
5.00% due 04/15/29
(g)
1,730,000 1,703,007
HCA, Inc.
4.50% due 02/15/27 1,500,000 1,499,315
Cidron Atrium SE
5.91% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,(g)
EUR 760,000 873,524
Total Consumer, Non-cyclical 9,545,883
FINANCIAL - 1 .4%
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
(g)
2,500,000 2,413,685
Hunt Companies, Inc.
5.25% due 04/15/29
(g)
1,850,000 1,828,065
Insured Lending 1 Ltd.
6.50% due 02/04/32
(a),(h)
EUR 1,600,000 1,828,000
Global Atlantic Fin Co.
7.25% due 03/01/56
(g),(i)
675,000 661,533
Total Financial 6,731,283
CONSUMER, CYCLICAL - 1 .3%
Fertitta Entertainment LLC /
Fertitta Entertainment Finance
Co., Inc.
4.63% due 01/15/29
(g)
5,000,000 4,861,977
Crocs, Inc.
4.13% due 08/15/31
(g)
1,755,000 1,639,829
4.25% due 03/15/29
(g)
80,000 77,620
Total Consumer, Cyclical 6,579,426
COMMUNICATIONS - 1 .1%
VZ Secured Financing B.V.
5.00% due 01/15/32
(g)
3,500,000 3,063,113
McGraw-Hill Education, Inc.
5.75% due 08/01/28
(g)
1,675,000 1,668,006
Match Group Holdings II LLC
5.00% due 12/15/27
(g)
350,000 348,778
4.63% due 06/01/28
(g)
300,000 295,904
Total Communications 5,375,801
INDUSTRIAL - 0 .9%
New Enterprise Stone & Lime
Company, Inc.
5.25% due 07/15/28
(g)
2,875,000 2,863,534
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
(g)
2,120,000 1,558,200
Standard Industries, Inc.
4.38% due 07/15/30
(g)
270,000 256,433
Total Industrial 4,678,167

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 89
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6.6% (continued)
ENERGY - 0 .0%
Sunoco, LP / Sunoco Finance
Corp.
5.88% due 03/15/28 95,000 $ 94,961
BASIC MATERIALS - 0 .0%
Mirabela Nickel Ltd.
due 06/24/19
(a),(h),(j)
1,279,819 3,200
Total Corporate Bonds
(Cost $35,333,386) 33,008,721
ASSET-BACKED SECURITIES - 5 .9%
FINANCIAL - 2 .7%
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(a)
3,543,337 3,541,803
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(a)
2,900,000 2,897,271
Atlas SP Partners, LP
6.13% due 12/12/30
(a)
1,900,000 1,900,802
Project Leopard
6.53% due 05/06/41
(a)
1,300,000 1,293,500
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(a)
1,146,271 1,134,913
PBN II PE Loan Facility
5.96% due 12/17/30
(a)
1,000,000 999,745
Pilatus Bank plc
6.32% due 03/31/40
(a)
1,000,000 997,967
SP Touchdown Holdings, LP
6.15% (3 Month Term SOFR
+ 2.50%) due 10/26/29
◊,(a)
938,487 938,487
Total Financial 13,704,488
COLLATERALIZED LOAN OBLIGATIONS - 2 .1%
Golub Capital Partners CLO
69M
2023-69A DR, 6.70% (3
Month Term SOFR +
3.05%, Rate Floor: 3.05%)
due 11/09/38
◊,(g)
2,750,000 2,739,828
BDS LLC
2025-FL15 C, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
03/19/43
◊,(g)
2,000,000 2,001,477
BSPRT Issuer LLC
2026-FL13 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/18/43
◊,(g)
1,000,000 1,001,687
2025-FL12 C, 5.83% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
01/17/43
◊,(g)
600,000 601,444
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 5.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 2.1% (continued)
BCRED CLO LLC
2026-1A C, 5.60% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
04/24/39
◊,(g)
1,500,000 $ 1,498,504
Acore Issuer LLC
2026-FL1 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/20/43
◊,(g)
1,450,000 1,446,642
BSPDF Issuer LLC
2026-FL3 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
09/18/43
◊,(g)
600,000 600,517
AREIT Ltd.
2025-CRE11 B, 5.64% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,(g)
550,000 547,837
Octagon Loan Funding Ltd.
2014-1A SUB due
11/18/31
(g),(k)
2,071,948 5,263
Total Collateralized Loan Obligations 10,443,199
INFRASTRUCTURE - 0 .7%
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
(g)
1,500,000 1,472,860
2026-1A, 6.84% due
03/15/56
(g)
1,450,000 1,457,799
Surf Internet
5.56% due 03/20/56
(a)
650,000 637,040
Total Infrastructure 3,567,699
NET LEASE - 0 .3%
SVC ABS LLC
2026-1A, 5.80% due
03/20/56
(g)
1,349,156 1,307,975
TRANSPORT-AIRCRAFT - 0 .1%
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(a)
676,324 690,389
Total Asset-Backed Securities
(Cost $29,780,191) 29,713,750
COLLATERALIZED MORTGAGE OBLIGATIONS - 2 .5%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2 .5%
Morgan Stanley Residential
Mortgage Loan Trust
2026-NQM2, 1.91% (WAC)
due 01/26/71
◊,(g),(l)
14,841,606 627,763
2026-NQM2, 6.81% (WAC)
due 01/26/71
◊,(g)
480,000 448,533
2026-NEW1, 6.41% (WAC)
due 04/27/71
◊,(g)
462,000 402,987
2026-NQM2, 6.19% (WAC)
due 01/26/71
◊,(g)
300,000 293,998

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
90 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.5% (continued)
2026-NEW1, 0.99% (WAC)
due 04/27/71
◊,(g),(l)
9,621,413 $ 199,097
2026-NQM2, 0.32% (WAC)
due 01/26/71
◊,(g),(l)
14,841,606 132,752
2026-NEW1, 0.34% (WAC)
due 04/27/71
◊,(g),(l)
9,621,413 121,781
RALI Series Trust
2006-QO6, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
10,472,375 2,058,669
2006-QO2, 4.20% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
416,752 66,463
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
(g),(m)
1,500,000 1,488,597
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 4.55% (1 Year
CMT Rate + 0.81%, Rate
Floor: 0.81%) due 07/25/47
◊
1,750,027 1,486,299
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.58% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
1,257,057 1,102,210
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(g)
973,106 973,541
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.5% (continued)
American Home Mortgage
Assets Trust
2006-4, 3.97% (1 Month Term
SOFR + 0.32%, Rate Floor:
0.32%) due 10/25/46
◊
1,960,170 $ 971,824
Lehman XS Trust
2006-16N, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
934,372 834,034
HOMES Trust
2025-AFC3, 5.34% due
08/25/60
(g),(m)
826,164 820,430
Alliance Bancorp Trust
2007-OA1, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
287,113 258,548
Morgan Stanley Re-REMIC
Trust
2010-R5, 4.80% due
06/26/36
(a),(g)
141,219 144,826
Nomura Resecuritization Trust
2015-4R, 2.29% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,(a),(g)
71,862 71,199
GSAA Home Equity Trust
2007-7, 4.30% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,(a)
17,351 17,032
Total Residential Mortgage-Backed Securities 12,520,583
Total Collateralized Mortgage Obligations
(Cost $16,669,197) 12,520,583
Total Investments - 102.3%
(Cost $550,227,146) $ 513,502,305
Other Assets & Liabilities, net - (2.3)% (11,678,351)
Total Net Assets - 100.0% $ 501,823,954
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Value determined based on Level 3 inputs — See Note 3 .
(b)
Affiliated issuer.
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Security is unsettled at period end and may not have a stated effective rate.
(f)
Payment-in-kind security.
(g)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $47,277,063 (cost $48,569,067), or 9.4% of total net assets.
(h)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,831,200
(cost $3,016,491), or 0.4% of total net assets - See Note 5 .
(i)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(j)
Security is in default of interest and/or principal obligations.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 91
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
(k)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(l)
Security is an interest-only strip.
(m)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
UBS AG EUR Sell 8,423,000 9,754,811 USD 07/15/26 $ 125,685
Barclays Bank plc EUR Sell 760,000 883,823 USD 07/15/26 14,995
Barclays Bank plc CAD Sell 179,000 128,282 USD 07/15/26 1,970
The Toronto-Dominion Bank EUR Buy 750,000 856,843 USD 07/15/26 552
$ 143,202
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 406,883 $ 300,880 $ 3,284,030 $ 3,991,793
Preferred Stocks — 538,032 244,497 782,529
Rights — — 2 2
Exchange-Traded Funds 11,714,142 — — 11,714,142
Money Market Funds 23,391,516 — — 23,391,516
Senior Floating Rate Interests — 385,066,537 13,312,732 398,379,269
Corporate Bonds — 31,177,521 1,831,200 33,008,721
Asset-Backed Securities — 14,681,833 15,031,917 29,713,750
Collateralized Mortgage Obligations — 12,287,526 233,057 12,520,583
Forward Foreign Currency Exchange Contracts
(a)
— 143,202 — 143,202
Unfunded Loan Commitments ( Note 4 )
(a)
— — 765 765
Total Assets $ 35,512,541 $ 444,195,531 $ 33,938,200 $ 513,646,272
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded Loan Commitments ( Note 4 )
(a)
$ — $ — $ 26,948 $ 26,948
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
92 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$1,367,970 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 8,902,914
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 3,897,016 Yield Analysis Yield 6.0%-6.1% 6.0%
Asset-Backed Securities 1,293,500 Third Party Pricing Trade Price — —
Asset-Backed Securities 938,487 Third Party Pricing Broker Quote — —
Collateralized Mortgage
Obligations 233,057 Third Party Pricing Vendor Price — —
Common Stocks 3,188,387 Enterprise Value Valuation Multiple 1.2x-7.0x 5.9x
Common Stocks 66,450 Model Price Purchase Price — —
Common Stocks 28,963 Third Party Pricing Broker Quote — —
Common Stocks 230 Model Price Liquidation Value — —
Corporate Bonds 1,831,200 Third Party Pricing Broker Quote — —
Preferred Stocks 244,497 Yield Analysis Yield 7.0% —
Rights 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 9,268,001 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 2,989,438 Model Price Purchase Price — —
Senior Floating Rate Interests 711,558 Third Party Pricing Vendor Price — —
Senior Floating Rate Interests 343,735 Yield Analysis Yield 10.2%-15.9% 11.9%
Unfunded Loan Commitments 765 Model Price Purchase Price — —
Total Assets $ 33,938,200
Liabilities:
Unfunded Loan Commitments $ 26,948 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Corporate
actions
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ — $ 14,023,804 $ (122,157) $ 91 $ — $ —
Corporate Bonds 3,199 1,855,681 — — — —
Senior Floating Rate Interests 19,369,964 18,628,397 (17,813,528) 22,405 — 36,787
Common Stocks 5,249,239 121,929 — — (20,442) —
Preferred Stocks — 772,057 — — — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
| 93
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Corporate
actions
Total realized
gains (losses)
included in
earnings
Assets
Rights $ 6,147 $ — $ — $ — $ — $ —
Collateralized Mortgage Obligations — — — — — —
Unfunded Loan Commitments 781 18,103 — — — —
Total Assets $ 24,629,330 $ 35,419,971 $ (17,935,685) $ 22,496 $ (20,442) $ 36,787
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ — $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (4,734) $ 1,134,913 $ 15,031,917 $ (4,734)
Corporate Bonds (27,680) — 1,831,200 (27,680)
Senior Floating Rate Interests (6,931,293) — 13,312,732 (7,324,246)
Common Stocks (2,066,696) — 3,284,030 (2,066,696)
Preferred Stocks (527,560) — 244,497 (527,560)
Rights (6,145) — 2 —
Collateralized Mortgage Obligations — 233,057 233,057 —
Unfunded Loan Commitments (18,119) — 765 765
Total Assets $ (9,582,227) $ 1,367,970 $ 33,938,200 $ (9,950,151)
Liabilities
Unfunded Loan Commitments $ (26,948) $ — $ (26,948) $ (26,948)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
HOMES Trust 2025-AFC3, 5.34% due 08/25/60 6.34% 09/01/29
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
June 30, 2026
94 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 199,683 $ — $ — $ — $ (86,061) $ 113,622 244,278 $ —
Exchange-Traded
Funds
Guggenheim Securitized
Income ETF — 1,897,040 — — 2,418 1,899,458 37,800 —
$ 199,683 $ 1,897,040 $ — $ — $ (83,643) $ 2,013,080 $ —
* Non-income producing security.

| 95
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
HIGH YIELD FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .2%
CONSUMER, NON-CYCLICAL - 0 .1%
WW International, Inc.*
6,643 $ 106,155
Save-A-Lot*
,(a)
797,632 80
Endo Guc Trust — Class A*
,(a)
13,040 1
Total Consumer, Non-cyclical 106,236
COMMUNICATIONS - 0 .1%
LuxCo 3 SARL
5,205 102,533
CONSUMER, CYCLICAL - 0 .0%
Asphalt Atd Holdco LLC*
,(a)
49,358 8,786
FG Parent LLC*
,(a)
11,000 6,875
Accuride Corp.*
,(a),(b)
282,985 28
Accuride Liquidating
Trust*
,(a),(b)
17 —
Total Consumer, Cyclical 15,689
INDUSTRIAL - 0 .0%
BP Holdco LLC*
,(a),(b)
23,711 11,029
Targus, Inc.
(a)
25,650 228
YAK BLOCKER 2 LLC*
,(a)
12,012 1
Total Industrial 11,258
ENERGY - 0 .0%
Revenir Energy, Inc.*
,(a)
3,452 380
FINANCIAL - 0 .0%
Avison Young (Canada),
Inc.*
,(a)
132 2
Total Common Stocks
(Cost $967,178) 236,098
PREFERRED STOCKS - 2 .4%
FINANCIAL - 2 .4%
Citigroup, Inc.
7.63% 775,000 805,257
Bank of America Corp.
6.63% 700,000 721,685
Keenova* 5,857 569,107
JPMorgan Chase & Co.
6.10% 550,000 556,963
Goldman Sachs Group, Inc.
7.50% 475,000 498,605
American National Group, Inc.
7.38% 18,000 422,460
Par Health* 5,857 38,070
Avison Young (Canada), Inc.
12.50%*
,(a)
185,779 1,858
Total Financial 3,614,005
CONSUMER, NON-CYCLICAL - 0 .0%
Ingenovis Health, LP
(a)
51 50,527
INDUSTRIAL - 0 .0%
U.S. Shipping Corp.
(a)
14,718 2
Total Preferred Stocks
(Cost $4,229,826) 3,664,534
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 4 $ —
Total Warrants
(Cost $9) —
RIGHTS - 0 .0%
BASIC MATERIALS - 0 .0%
Asphalt Intermediate Holdco
LLC
Expiring 12/31/49*
,(a)
2,203 —
Total Rights
(Cost $–) —
EXCHANGE-TRADED FUNDS - 1 .2%
Guggenheim Securitized
Income ETF
(b)
37,800 1,899,457
Total Exchange-Traded Funds
(Cost $1,896,987) 1,899,457
MONEY MARKET FUNDS
(c)
- 1 .9%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(d)
2,924,306 2,924,306
Total Money Market Funds
(Cost $2,924,306) 2,924,306
FACE
AMOUNT
~
CORPORATE BONDS - 86 .4%
CONSUMER, CYCLICAL - 21 .9%
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 09/15/32
(e)
1,325,000 1,325,289
Wabash National Corp.
4.50% due 10/15/28
(e)
1,325,000 1,231,407
Beach Acquisition Bidco LLC
5.25% due 07/15/32
(e)
EUR 975,000 1,134,091
NCL Corp. Ltd.
6.25% due 09/15/33
(e)
625,000 606,980
5.88% due 01/15/31
(e)
500,000 485,276
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 06/15/31
(e)
EUR 550,000 635,657
6.75% due 09/15/32
(e)
400,000 408,514
Wolverine World Wide, Inc.
4.00% due 08/15/29
(e)
1,075,000 1,012,864
Park River Holdings, Inc.
8.75% due 12/31/30
(e)
569,190 551,490
8.00% due 03/15/31
(e)
400,000 403,491
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
(e)
1,100,000 940,136
Intralot Capital Luxembourg
S.A.
6.75% due 10/15/31
(e)
EUR 800,000 926,531

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
96 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, CYCLICAL - 21.9% (continued)
Allwyn Entertainment Financing
UK plc
7.88% due 04/30/29
(e)
901,000 $ 925,769
New Flyer Holdings, Inc.
9.25% due 07/01/30
(e)
856,000 920,199
Penn Entertainment, Inc.
4.13% due 07/01/29
(e)
533,000 511,037
6.75% due 04/01/31
(e)
400,000 402,082
Deuce Finco plc
7.00% due 11/20/31
(e)
GBP 650,000 881,372
Boots Group Finco, LP
5.38% due 08/31/32 EUR 750,000 878,087
Lindblad Expeditions LLC
7.00% due 09/15/30
(e)
820,000 847,832
Velocity Vehicle Group LLC
8.00% due 06/01/29
(e)
850,000 839,447
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
(e)
800,000 810,502
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(e)
775,000 796,797
Essendi S.A.
6.38% due 10/15/29
(e)
EUR 425,000 503,853
5.50% due 11/15/31
(e)
EUR 250,000 289,888
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
(e)
625,000 592,494
6.50% due 12/15/35
(e)
200,000 193,272
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
(e)
800,000 784,184
RB Global Holdings, Inc.
7.75% due 03/15/31
(e)
450,000 466,549
6.75% due 03/15/28
(e)
250,000 253,345
Betclic Everest Group SAS
5.13% due 12/10/31
(e)
EUR 575,000 667,714
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 03/15/33
(e)
425,000 426,592
7.13% due 02/15/31
(e)
175,000 184,943
QXO Building Products, Inc.
6.75% due 04/30/32
(e)
375,000 387,217
6.50% due 07/15/31
(e)
200,000 203,834
Acushnet Co.
5.63% due 12/01/33
(e)
575,000 571,956
Motel One GmbH / Muenchen
7.75% due 04/02/31
(e)
EUR 460,000 559,170
Station Casinos LLC
6.63% due 03/15/32
(e)
375,000 380,841
4.63% due 12/01/31
(e)
175,000 166,166
Vail Resorts, Inc.
6.50% due 05/15/32
(e)
500,000 509,247
Versuni Group B.V.
5.75% due 07/01/33
(e)
EUR 450,000 507,943
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, CYCLICAL - 21.9% (continued)
Whirlpool Corp.
6.50% due 06/15/33 575,000 $ 498,453
Hilton Domestic Operating
Company, Inc.
5.50% due 03/31/34
(e)
500,000 495,713
Scotts Miracle-Gro Co.
4.38% due 02/01/32 500,000 468,666
Lottomatica Group SpA
4.88% due 01/31/31
(e)
EUR 400,000 466,329
Dorman Products, Inc.
6.25% due 06/15/34
(e)
450,000 455,170
Flutter Treasury DAC
5.88% due 06/04/31
(e)
450,000 448,457
Lithia Motors, Inc.
5.50% due 10/01/30
(e)
450,000 444,445
Asbury Automotive Group, Inc.
5.00% due 02/15/32
(e)
450,000 430,416
Newell Brands, Inc.
6.38% due 05/15/30 400,000 405,439
Allison Transmission, Inc.
5.88% due 12/01/33
(e)
400,000 398,758
Wyndham Hotels & Resorts,
Inc.
5.63% due 03/01/33
(e)
400,000 394,784
Somnigroup International, Inc.
3.88% due 10/15/31
(e)
425,000 390,621
Superior Plus, LP
4.25% due 05/18/28
(e)
CAD 550,000 384,205
Murphy Oil USA, Inc.
5.88% due 06/01/34
(e)
375,000 376,182
Viking Cruises Ltd.
5.88% due 10/15/33
(e)
375,000 375,585
Installed Building Products, Inc.
5.63% due 02/01/34
(e)
275,000 272,964
Gee Automotive Holdings LLC
7.25% due 03/01/31
(e)
255,000 258,374
Hilton Domestic Operating Co.,
Inc.
5.50% due 09/15/31
(e)
250,000 250,640
Superior Plus, LP / Superior
General Partner, Inc.
4.50% due 03/15/29
(e)
250,000 242,413
Gates Corp.
6.88% due 07/01/29
(e)
200,000 204,556
Pioneer Opco LLC
7.00% due 05/15/33
(e)
200,000 203,521
Core & Main, LP
6.00% due 07/01/34
(e)
150,000 150,705
Caesars Entertainment, Inc.
6.50% due 02/15/32
(e)
150,000 146,321
Total Consumer, Cyclical 33,286,775
FINANCIAL - 16 .0%
Nassau Companies of New York
7.88% due 07/15/30
(e)
1,400,000 1,337,675

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
| 97
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
FINANCIAL - 16.0% (continued)
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/01/33
(e)
1,100,000 $ 1,020,154
8.50% due 03/15/30
(e)
200,000 203,993
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
(e)
1,025,000 1,072,059
Ardonagh Finco Ltd.
7.75% due 02/15/31
(e)
1,000,000 1,011,267
UWM Holdings LLC
6.63% due 02/01/30
(e)
625,000 582,366
6.25% due 03/15/31
(e)
450,000 401,050
Starwood Property Trust, Inc.
6.50% due 10/15/30
(e)
500,000 511,542
7.25% due 04/01/29
(e)
425,000 438,801
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
(e)
325,000 337,974
6.88% due 05/15/32
(e)
275,000 269,125
7.13% due 11/15/30
(e)
175,000 177,342
6.75% due 02/15/34
(e)
125,000 119,990
OneMain Finance Corp.
4.00% due 09/15/30 525,000 485,279
6.75% due 09/15/33 400,000 395,975
Encore Capital Group, Inc.
6.63% due 06/01/32
(e)
850,000 851,183
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(e)
850,000 820,732
United Wholesale Mortgage
LLC
5.50% due 04/15/29
(e)
475,000 441,253
5.75% due 06/15/27
(e)
375,000 371,352
SLM Corp.
6.50% due 05/15/32
(f)
475,000 474,450
6.50% due 01/31/30 300,000 304,099
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
(e)
775,000 772,874
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
(e)
750,000 755,667
Hunt Companies, Inc.
5.25% due 04/15/29
(e)
725,000 716,404
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
(e)
475,000 491,129
6.13% due 11/01/32
(e)
200,000 200,042
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
(e)
650,000 640,661
GLP Capital, LP / GLP
Financing II, Inc.
5.63% due 03/01/36 650,000 636,986
Blackstone Mortgage Trust, Inc.
6.25% due 06/01/31
(e)
625,000 604,604
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
(e)
600,000 594,507
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
FINANCIAL - 16.0% (continued)
USI, Inc.
7.50% due 01/15/32
(e)
575,000 $ 580,419
Kane Bidco Ltd.
5.95% (3 Month EURIBOR +
3.75%) due 07/15/32
◊,(e)
EUR 475,000 549,364
Walker & Dunlop, Inc.
6.63% due 04/01/33
(e)
475,000 482,568
Focus Financial Partners LLC
6.75% due 09/15/31
(e)
475,000 477,954
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(e)
750,000 476,858
Ryan Specialty LLC
5.88% due 08/01/32
(e)
475,000 467,332
Iron Mountain, Inc.
6.25% due 01/15/35
(e)
450,000 451,754
HUB International Ltd.
7.38% due 01/31/32
(e)
425,000 432,599
Sherwood Financing plc
7.90% (3 Month EURIBOR +
5.50%) due 12/15/29
◊,(e)
EUR 375,000 430,581
Rfna, LP
7.88% due 02/15/30
(e)
425,000 428,184
Enstar Group Ltd.
6.69% due 07/15/37
(e),(f)
375,000 375,788
Hightower Holding LLC
9.13% due 01/31/30
(e)
350,000 363,080
Lincoln National Corp.
6.80% due 07/15/56
(f)
350,000 349,587
Osaic Holdings, Inc.
6.75% due 08/01/32
(e)
325,000 325,556
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
4.00% due 10/15/33
(e)
350,000 315,018
Aretec Group, Inc.
10.00% due 08/15/30
(e)
267,000 281,240
Rocket Companies, Inc.
6.13% due 08/01/31
(e)
250,000 255,330
Global Atlantic Fin Co.
7.25% due 03/01/56
(e),(f)
225,000 220,511
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
(e)
125,000 116,970
Total Financial 24,421,228
CONSUMER, NON-CYCLICAL - 14 .3%
CPI CG, Inc.
10.00% due 07/15/29
(e)
1,334,000 1,398,472
Bausch Health Companies, Inc.
4.88% due 06/01/28
(e)
1,200,000 1,109,568
Carriage Services, Inc.
4.25% due 05/15/29
(e)
1,075,000 1,028,773
Performance Food Group, Inc.
6.13% due 09/15/32
(e)
700,000 708,562
5.63% due 03/01/34
(e)
300,000 294,449

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
98 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, NON-CYCLICAL - 14.3% (continued)
TriNet Group, Inc.
7.13% due 08/15/31
(e)
950,000 $ 955,235
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
7.00% due 05/21/30
(e)
900,000 931,882
Herc Holdings, Inc.
6.00% due 03/15/34
(e)
350,000 347,675
7.00% due 06/15/30
(e)
310,000 321,026
7.25% due 06/15/33
(e)
217,000 226,235
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
(e)
EUR 736,000 794,728
Williams Scotsman, Inc.
7.38% due 10/01/31
(e)
725,000 750,630
ADT Security Corp.
5.88% due 10/15/33
(e)
750,000 736,776
Graham Holdings Co.
5.63% due 12/01/33
(e)
725,000 718,896
Sammontana Italia SpA
5.95% (3 Month EURIBOR +
3.75%) due 10/15/31
◊,(e)
EUR 625,000 718,392
Surgery Center Holdings, Inc.
7.25% due 04/15/32
(e)
700,000 708,639
Block, Inc.
6.00% due 08/15/33
(e)
450,000 453,107
6.50% due 05/15/32 250,000 255,229
Perrigo Finance Unlimited Co.
5.15% due 06/15/30 500,000 480,793
6.13% due 09/30/32 225,000 214,899
Tenet Healthcare Corp.
6.75% due 05/15/31 675,000 691,474
Cidron Atrium SE
5.63% due 02/15/33
(e)
EUR 550,000 620,994
Neogen Food Safety Corp.
8.63% due 07/20/30
(e)
550,000 578,507
Post Holdings, Inc.
6.50% due 03/15/36
(e)
550,000 543,754
Nidda Healthcare Holding
GmbH
5.63% due 02/21/30
(e)
EUR 450,000 520,693
U.S. Foods, Inc.
7.25% due 01/15/32
(e)
500,000 518,858
Upbound Group, Inc.
6.38% due 02/15/29
(e)
514,000 509,489
AMN Healthcare, Inc.
6.50% due 01/15/31
(e)
500,000 503,041
Brink’s Co.
6.75% due 06/15/32
(e)
475,000 485,394
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
(e)
500,000 474,552
Acadia Healthcare Company,
Inc.
7.38% due 03/15/33
(e)
450,000 463,240
Icon Investments Six DAC
5.85% due 05/08/29 450,000 459,809
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, NON-CYCLICAL - 14.3% (continued)
IQVIA, Inc.
6.25% due 06/01/32
(e)
450,000 $ 457,505
Service Corporation
International
5.75% due 10/15/32 425,000 426,710
APi Group DE, Inc.
5.75% due 06/01/34
(e)
325,000 321,308
Albertsons Companies, Inc.
5.63% due 03/31/32
(e)
325,000 314,212
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons
LLC
6.25% due 03/15/33
(e)
300,000 297,357
Concentra Health Services, Inc.
6.88% due 07/15/32
(e)
275,000 284,662
Teleflex, Inc.
5.88% due 01/15/32
(e)
125,000 125,945
Ingles Markets, Inc.
4.00% due 06/15/31
(e)
75,000 70,775
Total Consumer, Non-cyclical 21,822,245
INDUSTRIAL - 11 .5%
Trinity Industries, Inc.
7.75% due 07/15/28
(e)
1,325,000 1,355,907
New Enterprise Stone & Lime
Company, Inc.
9.75% due 07/15/28
(e)
1,225,000 1,227,138
Mauser Packaging Solutions
Holding Co.
7.88% due 04/15/30
(e)
600,000 613,392
9.25% due 04/15/30
(e)
500,000 491,901
Waste Pro USA, Inc.
7.00% due 02/01/33
(e)
961,000 983,383
Standard Building Solutions,
Inc.
5.88% due 03/15/34
(e)
650,000 626,355
6.50% due 08/15/32
(e)
350,000 352,115
Quikrete Holdings, Inc.
6.38% due 03/01/32
(e)
475,000 485,059
6.75% due 03/01/33
(e)
475,000 484,205
Advanced Drainage Systems,
Inc.
6.38% due 06/15/30
(e)
575,000 582,935
5.38% due 03/01/34
(e)
300,000 293,110
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
(e)
825,000 843,426
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 02/01/30
(e)
800,000 753,163
AmeriTex HoldCo Intermediate
LLC
7.63% due 08/15/33
(e)
650,000 679,158
GrafTech Finance, Inc.
4.63% due 12/23/29
(e)
1,000,000 635,532
Enpro, Inc.
6.13% due 06/01/33
(e)
550,000 557,204

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
| 99
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
INDUSTRIAL - 11.5% (continued)
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 02/01/32
(e)
525,000 $ 544,673
Maxam Prill SARL
7.75% due 07/15/30
(e)
525,000 540,880
TransDigm, Inc.
6.88% due 12/15/30
(e)
500,000 513,850
Graphic Packaging International
LLC
6.38% due 07/15/32
(e)
500,000 504,467
Builders FirstSource, Inc.
6.75% due 05/15/35
(e)
200,000 203,914
6.38% due 03/01/34
(e)
200,000 202,181
4.25% due 02/01/32
(e)
100,000 93,143
GFL Environmental Holdings
US, Inc.
5.50% due 02/01/34
(e)
500,000 489,044
Biffa Group Holdings Ltd.
5.25% due 06/15/31
(e)
EUR 425,000 486,796
Calderys Financing LLC
11.25% due 06/01/28
(e)
425,000 440,209
Axon Enterprise, Inc.
6.25% due 03/15/33
(e)
400,000 409,987
Clearwater Paper Corp.
4.75% due 08/15/28
(e)
497,000 405,977
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
6.25% due 01/30/31
(e)
375,000 379,197
Amsted Industries, Inc.
4.63% due 05/15/30
(e)
375,000 365,126
Esab Corp.
5.63% due 04/01/31
(e)
300,000 300,325
Clean Harbors, Inc.
6.38% due 02/01/31
(e)
225,000 228,178
EnerSys
6.63% due 01/15/32
(e)
175,000 178,826
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 04/01/32
(e)
175,000 173,494
AAR Escrow Issuer LLC
6.75% due 03/15/29
(e)
150,000 153,243
Total Industrial 17,577,493
ENERGY - 6 .5%
Venture Global Plaquemines
LNG LLC
7.75% due 05/01/35
(e)
850,000 953,251
6.75% due 01/15/36
(e)
350,000 371,104
TransMontaigne Partners LLC
8.50% due 06/15/30
(e)
1,250,000 1,273,599
ITT Holdings LLC
6.50% due 08/01/29
(e)
1,075,000 1,062,402
Buckeye Partners, LP
6.88% due 07/01/29
(e)
775,000 791,153
3.95% due 12/01/26 225,000 223,580
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
ENERGY - 6.5% (continued)
Venture Global LNG, Inc.
6.38% due 12/15/34
(e)
425,000 $ 417,674
7.00% due 01/15/30
(e)
400,000 407,966
Par Petroleum LLC
7.38% due 06/01/34
(e)
800,000 809,511
CVR Energy, Inc.
7.50% due 02/15/31
(e)
800,000 796,192
Global Partners, LP / GLP
Finance Corp.
7.13% due 07/01/33
(e)
425,000 430,037
6.88% due 01/15/29 250,000 252,207
Venture Global Calcasieu Pass
LLC
6.25% due 01/15/30
(e)
500,000 512,092
6.00% due 05/01/36
(e)
150,000 151,619
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
(e)
600,000 627,205
Sunoco, LP
7.25% due 05/01/32
(e)
500,000 518,656
Kinetik Holdings, LP
5.88% due 06/15/30
(e)
350,000 352,034
Total Energy 9,950,282
COMMUNICATIONS - 6 .5%
CCO Holdings LLC / CCO
Holdings Capital Corp.
7.38% due 02/01/36
(e)
1,025,000 1,005,202
4.25% due 01/15/34
(e)
975,000 825,366
CSC Holdings LLC
3.38% due 02/15/31
(e)
1,550,000 919,220
4.13% due 12/01/30
(e)
975,000 579,349
Altice France S.A.
9.50% due 11/01/29
(e)
685,976 696,345
6.88% due 07/15/32
(e)
190,549 184,771
McGraw-Hill Education, Inc.
8.00% due 08/01/29
(e)
775,000 776,528
7.38% due 09/01/31
(e)
100,000 101,630
Vmed O2 UK Financing I plc
6.75% due 01/15/33
(e)
550,000 465,666
7.75% due 04/15/32
(e)
350,000 316,099
Sunrise FinCo I B.V.
4.88% due 07/15/31
(e)
800,000 756,568
Zayo Group Holdings, Inc.
9.25% (in-kind rate was
0.50%) due 03/09/30
(e),(g)
613,894 613,127
Match Group Holdings II LLC
5.63% due 02/15/29
(e)
375,000 373,802
6.13% due 09/15/33
(e)
200,000 197,637
Sirius XM Radio LLC
5.88% due 04/15/32
(e)
500,000 494,147
Gen Digital, Inc.
6.25% due 04/01/33
(e)
475,000 468,164
Meridian Arc Holdco LLC
6.25% due 04/30/31
(e)
400,000 400,896
AMC Networks, Inc.
10.50% due 07/15/32
(e)
325,000 334,070

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
100 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
COMMUNICATIONS - 6.5% (continued)
4.25% due 02/15/29 41,000 $ 36,247
Outfront Media Capital LLC /
Outfront Media Capital Corp.
6.00% due 06/15/34
(e)
300,000 299,452
Total Communications 9,844,286
BASIC MATERIALS - 4 .7%
INEOS Finance plc
6.75% due 05/15/28
(e)
1,100,000 1,092,697
Arsenal AIC Parent LLC
8.00% due 10/01/30
(e)
850,000 885,870
WR Grace Holdings LLC
7.38% due 03/01/31
(e)
575,000 577,391
7.00% due 08/01/33
(e)
200,000 194,751
Kaiser Aluminum Corp.
5.88% due 03/01/34
(e)
500,000 494,803
4.50% due 06/01/31
(e)
200,000 191,462
Alcoa Nederland Holding B.V.
7.13% due 03/15/31
(e)
550,000 570,765
Bond US Bidco 1, Inc./Bidco
2/Bidco 3/German Bidco 1
GmbH/German Bidco 2
7.13% due 06/15/33
(e)
500,000 504,863
Novelis Corp.
4.75% due 01/30/30
(e)
225,000 217,652
3.88% due 08/15/31
(e)
200,000 182,171
6.38% due 08/15/33
(e)
100,000 100,720
Perimeter Holdings LLC
6.25% due 01/15/34
(e)
500,000 499,058
Commercial Metals Co.
6.00% due 12/15/35
(e)
500,000 498,706
Carpenter Technology Corp.
5.63% due 03/01/34
(e)
385,000 384,708
Compass Minerals International,
Inc.
8.00% due 07/01/30
(e)
275,000 290,015
Axalta Coating Systems Dutch
Holding B.V.
7.25% due 02/15/31
(e)
250,000 259,692
Illuminate Buyer LLC / Illuminate
Holdings IV, Inc.
9.00% due 07/01/28
(e)
196,000 195,886
Mirabela Nickel Ltd.
due 06/24/19
(a),(h),(i)
278,115 695
Total Basic Materials 7,141,905
TECHNOLOGY - 4 .1%
Cloud Software Group, Inc.
6.50% due 03/31/29
(e)
750,000 727,711
6.63% due 08/15/33
(e)
600,000 520,195
Capstone Borrower, Inc.
8.00% due 06/15/30
(e)
1,275,000 1,211,291
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
(e)
1,075,000 1,124,570
Fair Isaac Corp.
6.25% due 09/15/34
(e)
500,000 492,489
6.00% due 05/15/33
(e)
300,000 295,418
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
TECHNOLOGY - 4.1% (continued)
Stripe Global Holdings, Inc.
5.46% due 03/26/33
(a)
600,000 $ 585,363
Dye & Durham Ltd.
8.63% due 04/15/29
(e)
793,000 555,817
Amentum Holdings, Inc.
7.25% due 08/01/32
(e)
450,000 463,488
TeamSystem SpA
5.70% (3 Month EURIBOR +
3.50%) due 07/31/31
◊,(e)
EUR 275,000 311,434
Total Technology 6,287,776
UTILITIES - 0 .9%
ContourGlobal Power Holdings
S.A.
6.75% due 02/28/30
(e)
550,000 558,157
Dominion Energy, Inc.
6.15% due 12/15/56
(f)
525,000 526,594
Clearway Energy Operating LLC
5.75% due 01/15/34
(e)
350,000 343,179
Total Utilities 1,427,930
Total Corporate Bonds
(Cost $133,990,864) 131,759,920
SENIOR FLOATING RATE INTERESTS - 6 .3%
CONSUMER, NON-CYCLICAL - 2 .9%
Auxey Midco Ltd.
9.65% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
932,480 924,712
Blue Ribbon LLC
4.91% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,(g)
933,244 480,443
7.65% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,(a),(g)
371,110 345,132
Women's Care Holdings, Inc.
8.26% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
636,550 614,271
Midwest Physician
Administrative Services
6.76% (1 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
457,283 453,510
Secretariat Advisors LLC
7.73% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
418,626 409,470
Ingenovis Health, Inc.
8.91% (3 Month Term SOFR
+ 5.25%) due 03/06/28
◊
508,263 354,513
Weight Watchers International
Holdings Ltd.
10.53% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
319,252 237,942

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
| 101
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.3% (continued)
CONSUMER, NON-CYCLICAL - 2.9% (continued)
Florida Food Products LLC
8.99% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/15/30
◊
185,856 $ 140,079
9.23% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/15/30
◊
71,245 70,711
Healthchannels Intermediate
Holdco LLC
9.49% (1 Month Term SOFR
+ 5.50%) due 04/03/27
◊,(a)
760,779 190,195
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%, Rate Floor:
1.00%) due 12/29/28
◊,(a)
874,904 70,408
Transnetwork LLC
8.48% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊
49,118 42,303
Total Consumer, Non-cyclical 4,333,689
INDUSTRIAL - 1 .9%
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
790,136 754,777
Michael Baker International LLC
7.66% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
495,061 494,288
Engineering Research &
Consulting LLC
8.73% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
467,875 392,178
STS Operating, Inc.
7.74% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
391,000 391,082
Pelican Products, Inc.
8.24% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
341,736 326,464
Mannington Mills, Inc.
8.39% (1 Month Term SOFR
+ 4.75%) due 03/25/32
◊
275,417 269,908
East West Manufacturing LLC
due 06/04/32
(j)
250,000 245,000
Total Industrial 2,873,697
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.3% (continued)
FINANCIAL - 0 .6%
Galaxy Bidco Ltd.
6.24% (6 Month EURIBOR +
3.75%) due 12/19/29
◊
EUR 600,000 $ 690,929
Avison Young Canada, Inc.
11.43% (3 Month Term SOFR
+ 7.50%, Rate Floor:
2.00%) due 03/12/29
◊
230,836 87,718
10.17% (3 Month Term SOFR
+ 6.25%, Rate Floor:
2.00%) due 03/12/28
◊
82,074 70,652
11.41% (3 Month Term SOFR
+ 7.50%, Rate Floor:
2.00%) due 03/12/29
◊
40,640 7,518
Nexus Buyer LLC
7.64% (1 Month Term SOFR
+ 4.00%) due 07/31/31
◊
124,063 119,787
Total Financial 976,604
CONSUMER, CYCLICAL - 0 .6%
SGH2 LLC
8.23% (3 Month Term SOFR
+ 4.50%) due 08/18/32
◊
426,775 425,708
Accuride Corp.
8.15% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,(a),(b),(g)
220,043 424,605
Asphalt Atd Holdco LLC
6.73% (3 Month Term SOFR
+ 4.00%) (in-kind rate was
4.00%) due 02/28/30
◊,(a),(g)
183,640 106,511
Total Consumer, Cyclical 956,824
TECHNOLOGY - 0 .3%
Modena Buyer LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
492,500 453,962
Total Senior Floating Rate Interests
(Cost $12,210,474) 9,594,776
ASSET-BACKED SECURITIES - 0 .3%
INFRASTRUCTURE - 0 .3%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51
(e)
400,000 398,336
Total Asset-Backed Securities
(Cost $400,000) 398,336
Total Investments - 98.7%
(Cost $156,619,644) $ 150,477,427
Other Assets & Liabilities, net - 1.3% 1,934,998
Total Net Assets - 100.0% $ 152,412,425
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
102 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Value determined based on Level 3 inputs — See Note 3 .
(b)
Affiliated issuer.
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $123,107,635 (cost $124,965,332), or 80.8% of total net assets.
(f)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(g)
Payment-in-kind security.
(h)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $695 (cost
$252,369), or less than 0.1% of total net assets - See Note 5 .
(i)
Security is in default of interest and/or principal obligations.
(j)
Security is unsettled at period end and may not have a stated effective rate.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
UBS AG EUR Sell 10,415,000 12,061,778 USD 07/15/26 $ 155,408
Bank of America, N.A. GBP Sell 679,000 910,830 USD 07/15/26 10,360
Barclays Bank plc CAD Sell 550,000 394,161 USD 07/15/26 6,054
Barclays Bank plc EUR Buy 425,000 483,609 USD 07/15/26 2,249
The Toronto-Dominion Bank GBP Buy 20,000 26,405 USD 07/15/26 118
Barclays Bank plc EUR Sell 460,000 525,497 USD 07/15/26 (373)
$ 173,816
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 106,155 $ 102,533 $ 27,410 $ 236,098
Preferred Stocks 422,460 3,189,687 52,387 3,664,534
Warrants — — — —
Rights — — — —
Exchange-Traded Funds 1,899,457 — — 1,899,457
Money Market Funds 2,924,306 — — 2,924,306
Corporate Bonds — 131,173,862 586,058 131,759,920
Senior Floating Rate Interests — 8,457,925 1,136,851 9,594,776

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
| 103
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of $1 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level
3 into Level 2.
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Asset-Backed Securities $ — $ 398,336 $ — $ 398,336
Forward Foreign Currency Exchange Contracts
(a)
— 174,189 — 174,189
Total Assets $ 5,352,378 $ 143,496,532 $ 1,802,706 $ 150,651,616
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 373 $ — $ 373
Unfunded Loan Commitments ( Note 4 )
(a)
— — 21,092 21,092
Total Liabilities $ — $ 373 $ 21,092 $ 21,465
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Common Stocks $ 11,409 Enterprise Value Valuation Multiple 1.2x-4.0x 1.3x
Common Stocks 8,786 Model Price Purchase Price — —
Common Stocks 6,877 Third Party Pricing Broker Quote — —
Common Stocks 338 Model Price Liquidation Value — —
Corporate Bonds 585,363
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 695 Third Party Pricing Broker Quote — —
Preferred Stocks 50,527 Yield Analysis Yield 7.0% —
Preferred Stocks 1,858 Third Party Pricing Broker Quote — —
Preferred Stocks 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 535,327 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 531,116 Model Price Purchase Price — —
Senior Floating Rate Interests 70,408 Model Price Liquidation Value — —
Total Assets $ 1,802,706
Liabilities:
Unfunded Loan Commitments $ 21,092 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
104 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Corporate Bonds $ 695 $ 600,000 $ — $ — $ —
Senior Floating Rate Interests 1,434,820 1,974,779 (1,480,864) 40,270 48
Common Stocks 313,371 33,209 (12,049) 5,641 (12,440)
Preferred Stocks 2 292,767 — — —
Rights 813 — — — —
Unfunded Loan Commitments — 20,585 — — —
Total Assets $ 1,749,701 $ 2,921,340 $ (1,492,913) $ 45,911 $ (12,392)
Liabilities
Unfunded Loan Commitments $ (32) $ — $ — $ 540 $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Corporate Bonds $ (14,637) $ — $ 586,058 $ (14,637)
Senior Floating Rate Interests (832,202) — 1,136,851 (1,393,627)
Common Stocks (300,323) 1 27,410 (314,978)
Preferred Stocks (240,382) — 52,387 (240,382)
Rights (813) — — (813)
Unfunded Loan Commitments (20,585) — — (20,585)
Total Assets $ (1,408,942) $ 1 $ 1,802,706 $ (1,985,022)
Liabilities
Unfunded Loan Commitments $ (21,600) $ — $ (21,092) $ —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
June 30, 2026
| 105
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares /Face
Amount
06/30/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 19,383 $ — $ — $ — $ (8,354) $ 11,029 23,711 $ —
Accuride Corp.* 28 — — — — 28 282,985 —
Accuride Liquidating
Trust* — — — — — — 17 —
Exchange-Traded
Funds
Guggenheim Securitized
Income ETF — 1,896,986 — — 2,471 1,899,457 37,800 —
Senior Floating Rate
Interests
Accuride Corp. 8.15%
(3 Month Term SOFR +
3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,(a)
387,874 13,881 — — 22,850 424,605 220,043 3,694
$ 407,285 $ 1,910,867 $ — $ — $ 16,967 $ 2,335,119 $ 3,694
(a)
Payment-in-kind security.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

106 |
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
LIMITED DURATION FUND
June 30, 2026
A
A
A SHARES VALUE
PREFERRED STOCKS - 0 .3%
FINANCIAL - 0 .3%
Wells Fargo & Co.
6.13% 8,500,000 $ 8,600,623
Citigroup, Inc.
6.88% 5,000,000 5,120,590
Total Financial 13,721,213
Total Preferred Stocks
(Cost $13,500,000) 13,721,213
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 19,663 14
Total Warrants
(Cost $45,531) 14
EXCHANGE-TRADED FUNDS - 0 .5%
Guggenheim Ultra Short
Income ETF
(a)
612,202 30,686,442
Total Exchange-Traded Funds
(Cost $30,428,900) 30,686,442
MUTUAL FUNDS - 1 .0%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(a)
3,565,183 35,865,741
Guggenheim Strategy Fund
III
(a)
734,820 18,216,183
Total Mutual Funds
(Cost $53,245,516) 54,081,924
MONEY MARKET FUNDS
(b)
- 2 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
117,780,440 117,780,440
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.52%
(c)
4,630 4,630
Total Money Market Funds
(Cost $117,785,070) 117,785,070
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 43 .5%
GOVERNMENT AGENCY - 21 .4%
Fannie Mae
5.00%
◊
576,974,494 578,553,634
5.00% due 01/25/53 36,694,227 36,425,343
5.00% due 10/25/51 22,930,429 22,886,733
5.00% due 02/25/54 21,800,870 21,558,073
5.00% due 06/25/53 21,256,669 21,114,189
5.50% due 11/25/51 19,751,148 19,898,174
5.00% due 11/25/53 17,318,113 17,239,943
5.00% due 09/25/55 12,843,817 12,739,719
5.50% due 12/25/50 11,130,484 11,210,323
5.00% due 05/25/52 8,650,945 8,584,904
5.00% due 04/01/56 8,427,886 8,289,900
5.00% due 05/01/56 6,201,466 6,096,393
6.50% due 04/25/49 2,256,563 2,263,994
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
GOVERNMENT AGENCY - 21.4% (continued)
Freddie Mac
5.50% due 02/01/56
(d)
43,417,140 $ 43,583,335
5.00% due 07/25/55 40,172,550 40,336,149
5.00% due 05/01/56
(d)
37,457,037 36,822,401
5.50% due 02/01/53
(d)
29,416,890 29,903,062
5.00% due 03/25/52 25,007,741 24,794,465
5.00% due 11/25/51 20,960,897 20,855,941
5.00% due 04/25/53 18,865,037 18,691,897
5.00% due 10/25/51 18,402,391 18,341,356
6.00% due 08/01/54 16,461,796 17,091,374
5.50% due 12/25/51 16,300,455 16,309,432
5.00% due 06/01/53 15,649,015 15,521,552
5.00% due 02/01/53 14,055,979 13,949,380
5.50% due 07/25/53 13,806,168 13,842,566
5.00% due 12/25/51 10,829,754 10,745,709
5.25% due 04/25/53 9,186,183 9,191,215
5.00% due 02/25/52 7,447,199 7,404,531
5.50% due 04/25/51 5,314,449 5,396,334
Uniform MBS 30 Year
5.50% due 08/01/56 46,170,000 46,252,598
3.00% due 08/15/56 27,570,000 24,022,516
Ginnie Mae
4.50% due 02/20/56 28,151,149 27,226,685
5.25% due 03/20/52 16,132,294 16,182,150
5.00% due 01/20/55 9,245,258 9,112,699
6.00% due 09/20/45 4,546,409 4,571,961
6.00% due 06/20/47 346,662 346,490
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 05/25/60 2,634,628 2,107,183
2.00% due 11/25/59 1,514,185 1,206,326
Fannie Mae-Aces
1.60% (WAC) due 03/25/35
◊,(e)
5,722,646 422,189
Total Government Agency 1,241,092,818
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20 .6%
OBX Trust
2025-NQM16, 4.91% (WAC)
due 08/25/65
◊,(f)
10,243,091 10,160,352
2024-NQM5, 5.99% due
01/25/64
(f),(g)
9,994,940 10,019,171
2025-NQM10, 5.45% due
05/25/65
(f),(g)
9,853,816 9,864,496
2025-NQM13, 5.44% (WAC)
due 05/25/65
◊,(f)
9,231,067 9,234,120
2026-NQM9, 5.52% due
04/25/66
(f),(g)
7,900,000 7,879,229
2025-J3, 5.00% (WAC) due
10/25/55
◊,(f)
7,693,563 7,614,359
2026-NQM5, 5.32% (WAC)
due 01/25/66
◊,(f)
5,754,610 5,742,278
2025-R1, 5.09% due
09/25/62
(f),(g)
4,201,663 4,142,769
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,(f)
3,805,620 3,785,545
2024-NQM18, 5.87% due
10/25/64
(f),(g)
3,670,255 3,670,348
2024-NQM18, 5.66% due
10/25/64
(f),(g)
2,723,093 2,720,475
2025-NQM2, 5.75% due
11/25/64
(f),(g)
2,584,423 2,586,605

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 107
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
2024-NQM8, 6.23% due
05/25/64
(f),(g)
1,650,660 $ 1,659,039
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,(f)
1,574,769 1,576,786
2024-NQM9, 6.28% due
01/25/64
(f),(g)
1,485,062 1,491,390
2024-NQM17, 5.86% due
11/25/64
(f),(g)
1,228,591 1,230,540
2025-NQM3, 5.85% due
12/01/64
(f),(g)
1,014,228 1,017,933
2025-NQM3, 5.95% due
12/01/64
(f),(g)
1,014,228 1,017,898
PRPM LLC
2026-3, 5.96% due
04/25/31
(f),(g)
21,966,021 21,938,803
2025-7, 5.50% due
08/25/30
(f),(g)
10,748,658 10,704,142
2025-8, 5.39% due
10/25/30
(f),(g)
9,945,384 9,886,889
2026-1, 5.19% due 02/25/31
(f)
8,782,247 8,671,020
2025-RCF3, 5.25% due
07/25/55
(f),(g)
8,705,364 8,664,613
2025-6, 5.77% due
08/25/28
(f),(g)
6,572,936 6,551,440
2025-3, 6.26% due
05/25/30
(f),(g)
5,653,340 5,651,323
2026-2, 5.09% due
02/25/31
(f),(g)
4,965,134 4,894,721
2024-RPL2, 3.50% due
05/25/54
(f),(g)
3,393,103 3,305,723
2025-5, 5.73% due
07/25/30
(f),(g)
3,063,577 3,052,002
2024-6, 5.70% due
11/25/29
(f),(g)
1,637,912 1,638,767
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(f)
35,444,729 36,806,399
2026-NQM1, 5.40% due
02/25/71
(f),(g)
27,444,410 27,344,849
2026-NQM1, 5.76% due
02/25/71
(f)
4,323,381 4,307,740
2026-NQM1, 6.63% (WAC)
due 02/25/71
◊,(f)
3,244,041 3,080,253
2026-NQM1, 5.60% due
02/25/71
(f),(g)
2,882,583 2,872,147
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,(f)
1,883,524 1,881,989
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,(e),(f),(h)
39,777,946 1,253,005
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,(e),(f),(h)
39,777,946 519,719
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
(f)
17,240,270 17,225,833
2025-NQM3, 5.55% due
05/25/70
(f)
10,867,422 10,863,197
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(f)
9,354,528 9,382,279
2025-NQM2, 5.60% due
04/25/70
(f)
9,012,983 9,022,077
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
2022-NQM3, 5.35% (WAC)
due 04/25/67
◊,(f)
7,075,398 $ 7,054,002
2025-NQM1, 5.37% due
11/25/69
(f),(g)
3,197,822 3,189,539
2024-NQM2, 6.09% due
06/25/59
(f),(g)
1,489,302 1,494,899
FIGRE Trust
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(f)
14,060,764 14,080,286
2025-PF2, 5.02% (WAC) due
10/25/55
◊,(f)
8,508,866 8,368,401
2025-HE6, 5.04% (WAC) due
09/25/55
◊,(f)
7,815,209 7,716,451
2025-PF1, 5.76% (WAC) due
06/25/55
◊,(f)
3,997,209 4,005,033
2024-HE6, 5.72% (WAC) due
12/25/54
◊,(f)
3,765,267 3,787,314
2025-HE1, 5.83% (WAC) due
01/25/55
◊,(f)
3,632,849 3,662,098
2025-HE8, 5.21% (WAC) due
11/25/55
◊,(f)
3,609,141 3,577,860
2026-HE1, 4.98% (WAC) due
01/25/56
◊,(f)
3,341,087 3,293,396
2026-HE2, 5.05% (WAC) due
01/25/56
◊,(f)
3,048,453 3,002,446
2024-HE2, 6.38% (WAC) due
05/25/54
◊,(f)
2,072,775 2,105,258
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(f)
1,801,261 1,806,708
2026-HE1, 5.18% (WAC) due
01/25/56
◊,(f)
1,354,495 1,339,093
2024-HE3, 5.94% (WAC) due
07/25/54
◊,(f)
1,021,539 1,030,210
Verus Securitization Trust
2025-12, 5.37% due
12/25/70
(f),(g)
13,581,907 13,480,832
2025-2, 5.31% due
03/25/70
(f),(g)
8,871,261 8,870,868
2025-7, 5.13% due
08/25/70
(f),(g)
7,525,476 7,490,456
2025-5, 5.43% due
06/25/70
(f),(g)
4,161,549 4,172,861
2021-4, 1.35% (WAC) due
07/25/66
◊,(f)
4,336,655 3,693,691
2021-5, 1.37% (WAC) due
09/25/66
◊,(f)
4,138,422 3,581,956
2021-3, 1.44% (WAC) due
06/25/66
◊,(f)
2,279,639 2,019,930
2025-1, 5.77% due
01/25/70
(f),(g)
1,856,861 1,858,414
2021-6, 1.89% (WAC) due
10/25/66
◊,(f)
1,977,289 1,732,469
2024-5, 6.45% due
06/25/69
(f),(g)
1,636,801 1,645,188
2024-9, 5.89% due
11/25/69
(f),(g)
1,472,722 1,474,084
2025-9, 5.19% due
10/27/70
(f),(g)
1,118,062 1,108,178
2025-1, 5.62% (WAC) due
01/25/70
◊,(f)
928,415 930,800

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
108 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
Towd Point Mortgage Trust
2025-FIX1, 4.97% due
09/25/65
(f),(g)
12,008,943 $ 11,906,326
2025-1, 4.80% (WAC) due
06/25/65
◊,(f)
11,342,794 11,417,022
2025-HE1, 5.18% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
07/25/65
◊,(f)
10,000,000 10,034,076
2025-CES4, 5.09% due
10/25/65
(f),(g)
6,387,438 6,329,883
2025-HE1, 5.28% (30 Day
Average SOFR + 1.65%,
Rate Floor: 1.65%) due
07/25/65
◊,(f)
3,834,000 3,847,051
2024-4, 4.55% (WAC) due
10/27/64
◊,(f)
2,379,566 2,372,514
2026-CES1, 4.96% due
01/25/66
(f),(g)
2,282,242 2,262,863
2017-6, 2.75% (WAC) due
10/25/57
◊,(f)
1,686,609 1,669,246
2018-2, 3.25% (WAC) due
03/25/58
◊,(f)
586,977 583,110
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,(f)
458,587 457,149
2018-1, 3.00% (WAC) due
01/25/58
◊,(f),(h)
1,235 1,231
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due
02/25/70
◊,(f)
15,066,159 15,111,627
2025-H6, 5.18% (WAC) due
07/25/70
◊,(f)
9,812,025 9,762,488
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,(f)
9,596,742 9,527,630
2026-NQM1, 4.95% due
02/25/61
(f),(g)
6,174,480 6,084,091
2025-H2, 5.36% (WAC) due
03/25/70
◊,(f)
1,933,250 1,929,373
RCKT Mortgage Trust
2025-CES6, 5.47% due
06/25/55
(f),(g)
10,399,276 10,406,805
2026-CES4, 5.23% due
04/25/56
(f),(g)
8,979,742 8,943,603
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,(f)
6,876,299 6,847,411
2025-CES5, 5.69% due
05/25/55
(f),(g)
4,945,501 4,964,092
2025-CES7, 5.38% due
07/25/55
(f),(g)
3,512,963 3,513,343
2024-CES4, 6.15% due
06/25/44
(f),(g)
3,128,378 3,140,399
2025-CES1, 5.65% due
01/25/45
(f),(g)
1,828,792 1,835,088
2025-CES7, 5.48% due
07/25/55
(f),(g)
1,632,286 1,630,889
GS Mortgage-Backed Securities
Trust
2025-HE1, 5.18% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,(f)
12,891,397 12,940,318
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
2026-NQM4, 5.46% (WAC)
due 06/25/66
◊,(f)
12,064,924 $ 12,016,594
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,(f)
8,011,416 7,417,429
2025-NQM3, 5.14% due
11/25/65
(f),(g)
6,367,676 6,337,638
2020-NQM1, 1.38% (WAC)
due 09/27/60
◊,(f)
940,535 912,855
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(f)
21,157,419 21,287,050
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,(f)
14,084,529 14,086,751
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(f)
2,620,692 2,627,942
2025-INV7, 5.50% (WAC) due
06/25/56
◊,(f)
1,379,312 1,375,955
BRAVO Residential Funding
Trust
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,(f)
10,424,502 10,430,884
2025-NQM8, 5.29% due
06/25/65
(f),(g)
6,709,552 6,661,023
2024-NQM1, 5.94% due
12/01/63
(f),(g)
5,804,565 5,810,474
2025-NQM8, 5.08% due
06/25/65
(f),(g)
4,074,364 4,043,792
2025-CES2, 4.96% due
07/26/55
(f),(g)
3,909,276 3,879,285
2024-NQM6, 5.66% due
08/01/64
(f),(g)
2,156,795 2,155,455
2025-NQM1, 5.81% due
12/25/64
(f),(g)
2,058,025 2,059,851
2025-NQM2, 5.93% due
11/25/64
(f),(g)
1,455,990 1,460,731
HOMES Trust
2025-AFC3, 4.93% (WAC)
due 08/25/60
◊,(f)
13,549,095 13,416,317
2025-AFC2, 5.47% due
06/25/60
(f),(g)
11,835,401 11,830,582
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,(f)
6,354,176 6,325,065
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,(f)
2,506,368 2,508,979
LHOME Mortgage Trust
2024-RTL5, 5.32% due
09/25/39
(f),(g)
20,200,000 20,219,554
2025-RTL3, 5.24% due
08/25/40
(f),(g)
7,900,000 7,892,866
2026-RTL1, 4.91% due
01/25/41
(f),(g)
5,800,000 5,755,908
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(f)
12,659,361 11,849,280
2026-CES1, 4.91% due
06/25/56
(f),(g)
8,173,838 8,088,685
2025-1, 6.00% (WAC) due
06/25/55
◊,(f)
4,046,750 4,056,147
2026-VIS1, 5.04% due
06/25/66
(f),(g)
3,905,685 3,854,886

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 109
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,(f)
2,929,256 $ 2,886,965
2024-NQM1, 5.59% due
02/25/64
(f),(g)
1,307,422 1,306,050
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
(f)
12,206,815 12,221,845
2021-GS4, 5.65% due
11/25/60
(f)
10,520,249 10,529,415
2021-GS2, 5.75% due
04/25/61
(f)
4,388,243 4,391,283
2021-GS5, 6.25% due
07/25/67
(f)
3,205,332 3,208,479
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(f)
30,189,846 30,214,505
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,(f)
18,454,186 18,431,494
2026-1, 5.00% (WAC) due
01/25/56
◊,(f)
5,906,639 5,834,665
2025-1, 5.50% (WAC) due
02/25/55
◊,(f)
4,239,599 4,233,826
Vista Point Securitization Trust
2026-CES2, 5.42% due
05/25/56
(f),(g)
14,675,834 14,675,883
2025-CES1, 5.81% due
04/25/55
(f),(g)
8,441,259 8,460,130
2024-CES3, 5.68% due
01/25/55
(f),(g)
1,884,930 1,886,498
NYMT Loan Trust
2025-INV2, 5.00% (WAC) due
10/25/60
◊,(f)
9,694,309 9,615,873
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(f)
8,306,633 7,979,387
2026-INV2, 5.48% (WAC) due
04/25/61
◊,(f)
4,462,097 4,459,600
2025-INV2, 5.25% due
10/25/60
(f),(g)
2,084,276 2,058,830
2025-INV2, 5.46% due
10/25/60
(f),(g)
339,301 336,119
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.38% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,(f)
10,644,620 10,707,375
2025-RRTL1, 5.32% due
10/25/40
(f),(g)
7,900,000 7,830,783
Aspire Mortgage Trust
2026-2, 5.33% (WAC) due
04/26/66
◊,(f)
11,651,464 11,606,951
2026-3, 5.46% due 05/25/66
(f)
5,400,000 5,404,640
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,(f)
8,298,057 8,270,936
2021-NQM8, 2.41% (WAC)
due 10/25/66
◊,(f)
5,804,682 5,098,292
2018-RPL9, 3.85% (WAC)
due 09/25/57
◊,(f)
2,385,988 2,341,776
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
2020-NQM1, 2.41% due
05/25/65
(f),(h)
760,601 $ 725,220
Angel Oak Mortgage Trust
2025-12, 5.04% due
12/25/70
(f),(g)
5,187,853 5,147,697
2025-12, 5.14% due
12/25/70
(f),(g)
4,399,560 4,351,126
2024-4, 6.20% due
01/25/69
(f),(g)
3,354,872 3,368,566
2021-6, 1.71% (WAC) due
09/25/66
◊,(f)
1,945,183 1,636,868
2024-12, 5.86% due
10/25/69
(f),(g)
838,001 839,145
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, 5.53% (WAC)
due 05/25/70
◊,(f)
12,626,204 12,624,591
2025-SPL1, 4.25% due
02/25/65
(f),(g)
2,762,491 2,660,979
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(f)
9,508,370 9,517,733
2018-2A, 3.50% (WAC) due
02/25/58
◊,(f)
3,232,949 3,062,276
2018-1A, 4.00% (WAC) due
12/25/57
◊,(f)
1,083,412 1,049,153
2019-6A, 3.50% (WAC) due
09/25/59
◊,(f)
822,097 768,301
2017-5A, 5.26% (1 Month
Term SOFR + 1.61%,
Rate Floor: 1.50%) due
06/25/57
◊,(f),(h)
280,672 280,915
CIM Trust
2026-R1, 4.75% due
12/25/65
(f),(g)
11,374,268 11,162,205
2025-R1, 5.00% due
02/25/99
(f),(g)
3,148,751 3,116,266
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
(f),(g)
13,955,764 13,521,890
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,(f)
7,104,497 7,086,820
2025-1, 6.00% (WAC) due
01/25/55
◊,(f)
3,355,083 3,361,509
2025-6, 5.50% (WAC) due
07/25/55
◊,(f)
2,304,791 2,301,209
2024-5, 6.00% (WAC) due
06/25/54
◊,(f),(h)
201,326 200,683
EFMT
2025-CES4, 5.43% due
06/25/60
(f),(g)
12,954,519 12,950,012
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due
12/25/65
◊,(f)
9,040,739 8,967,332
2026-1, 4.99% due
01/25/66
(f),(g)
1,908,281 1,883,360
2022-1, 3.68% (WAC) due
03/27/62
◊,(f)
1,448,434 1,325,888

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
110 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,(f)
11,484,412 $ 11,455,349
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(f)
9,146,846 8,608,129
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(f),(g)
4,478,342 4,464,101
2025-CES1, 5.38% due
10/25/55
(f),(g)
3,751,758 3,740,808
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
(f),(g)
8,277,145 8,167,438
COLT Mortgage Loan Trust
2025-3, 5.35% due
03/25/70
(f),(g)
5,633,779 5,624,252
2024-2, 6.13% due
04/25/69
(f),(g)
1,139,745 1,143,161
2021-2, 2.38% (WAC) due
08/25/66
◊,(f)
1,500,000 1,138,955
Figre
2026-FL2, 5.52% (WAC) due
06/25/56
◊,(f)
7,750,000 7,742,839
Home Equity Loan Trust
2007-FRE1, 3.95% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
6,971,432 6,675,216
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(f)
6,227,880 6,230,664
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(f),(g)
5,950,000 5,920,145
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.39% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
5,271,393 5,167,218
2006-BC4, 4.10% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
191,604 188,116
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE3, 4.01% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.25%) due 12/25/36
◊
3,965,633 1,968,725
2007-HE3, 3.91% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 12/25/36
◊
2,840,979 1,410,717
2007-HE2, 3.85% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 01/25/37
◊
2,255,278 1,022,232
2007-HE5, 3.94% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 03/25/37
◊
1,439,396 574,892
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
Alternative Loan Trust
2007-OA7, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 05/25/47
◊
3,499,105 $ 3,253,241
2007-OH3, 4.34% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 09/25/47
◊
1,659,228 1,588,114
American Home Mortgage
Investment Trust
2006-3, 4.12% (1 Month Term
SOFR + 0.47%, Rate Floor:
0.36%) due 12/25/46
◊
4,561,438 3,936,660
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
(f),(g)
3,500,000 3,476,224
NovaStar Mortgage Funding
Trust
2007-2, 3.96% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
3,106,211 3,068,023
Soundview Home Loan Trust
2006-OPT5, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
3,111,319 3,054,035
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
(f),(g)
2,383,372 2,286,314
2024-RS2, 3.00% due
08/01/69
(f),(g)
783,174 747,487
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,(f)
3,070,773 3,027,574
HarborView Mortgage Loan
Trust
2006-14, 4.05% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
1,534,316 1,469,639
2006-12, 4.13% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 01/19/38
◊
1,200,777 1,084,270
Securitized Asset-Backed
Receivables LLC Trust
2007-HE1, 3.98% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 12/25/36
◊
12,187,037 2,440,098
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(f),(g)
2,200,000 2,194,933
IXIS Real Estate Capital Trust
2006-HE1, 4.36% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 03/25/36
◊
4,157,303 2,138,190
Ellington Financial Mortgage
Trust
2021-2, 1.29% (WAC) due
06/25/66
◊,(f)
1,479,787 1,266,618
2020-2, 1.64% (WAC) due
10/25/65
◊,(f),(h)
402,406 381,610

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 111
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
Asset-Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, 3.59% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 01/25/36
◊
1,537,415 $ 1,498,661
Citigroup Mortgage Loan Trust
2006-WF1, 7.00% due
03/25/36 3,031,768 1,408,776
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 04/25/37
◊
3,334,916 1,179,809
PRKCM Trust
2022-AFC2, 6.14% (WAC)
due 08/25/57
◊,(f)
1,178,631 1,174,987
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 3.91% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
3,498,059 1,115,848
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
1,073,282 1,063,326
GSAA Home Equity Trust
2006-3, 4.36% (1 Month Term
SOFR + 0.71%, Rate Floor:
0.60%) due 03/25/36
◊
1,932,875 906,989
First NLC Trust
2005-4, 4.54% (1 Month Term
SOFR + 0.89%, Rate Floor:
0.78%) due 02/25/36
◊
887,243 878,447
Lehman XS Trust
2006-16N, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
940,748 839,726
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, 3.24% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
640,937 631,907
Long Beach Mortgage Loan
Trust
2006-8, 4.08% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
2,155,252 509,695
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, 4.34% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 01/25/36
◊
372,532 363,083
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,(f),(h)
169,069 161,864
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.6%
(continued)
ACE Securities Corp. Home
Equity Loan Trust
2005-HE2, 4.78% (1 Month
Term SOFR + 1.13%,
Rate Floor: 1.02%) due
04/25/35
◊,(h)
155,156 $ 153,721
MFA Trust
2021-INV1, 1.26% (WAC) due
01/25/56
◊,(f),(h)
130,360 126,843
Structured Asset Investment
Loan Trust
2006-3, 4.06% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 06/25/36
◊,(h)
121,684 120,903
Nomura Resecuritization Trust
2015-4R, 2.29% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,(f),(h)
47,908 47,466
Morgan Stanley Re-REMIC
Trust
2010-R5, 4.80% due
06/26/36
(f),(h)
25,106 25,747
Total Residential Mortgage-Backed Securities 1,197,149,719
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .5%
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(f)
20,750,000 20,769,453
2024-VLT4, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,(f)
7,484,100 7,488,778
MILE Trust
2025-STNE, 5.13% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,(f)
13,850,000 13,926,507
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.53% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,(f)
10,200,000 8,892,966
2016-JP2, 1.73% (WAC) due
08/15/49
◊,(e)
6,358,916 254
VDCM Commercial Mortgage
Trust
2025-AZ, 5.23% (WAC) due
07/13/44
◊,(f)
7,350,000 7,277,100
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(f)
8,250,000 7,156,793

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
112 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
(continued)
MHP
2022-MHIL, 4.89% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
01/15/39
◊,(f)
6,400,000 $ 6,398,000
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/27/40
(f)
5,061,350 5,000,312
Life Mortgage Trust
2021-BMR, 5.14% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.40%) due
03/15/38
◊,(f)
4,900,000 4,679,500
BX Commercial Mortgage Trust
2024-AIRC, 5.32% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,(f)
2,038,040 2,045,683
Benchmark Mortgage Trust
2018-B2, 0.57% (WAC) due
02/15/51
◊,(e)
80,200,450 387,689
BBCMS Mortgage Trust
2018-C2, 0.90% (WAC) due
12/15/51
◊,(e)
27,015,775 364,799
CSAIL Commercial Mortgage
Trust
2019-C15, 1.15% (WAC) due
03/15/52
◊,(e)
17,134,754 338,960
2016-C6, 1.54% (WAC) due
01/15/49
◊,(e)
118,938 4
Wells Fargo Commercial
Mortgage Trust
2017-C38, 1.03% (WAC) due
07/15/50
◊,(e)
20,140,900 124,716
2017-C42, 0.96% (WAC) due
12/15/50
◊,(e)
11,780,458 113,277
2017-RB1, 1.30% (WAC) due
03/15/50
◊,(e)
7,275,417 32,117
2016-C37, 0.92% (WAC) due
12/15/49
◊,(e)
19,579,269 2,258
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.74% (WAC) due
06/15/51
◊,(e)
27,856,784 238,797
2017-C5, 1.03% (WAC) due
03/15/50
◊,(e)
2,748,206 4,073
2016-C4, 0.82% (WAC) due
12/15/49
◊,(e)
18,094,696 378
2016-C2, 1.42% (WAC) due
06/15/49
◊,(e)
1,654,737 52
COMM Mortgage Trust
2018-COR3, 0.58% (WAC)
due 05/10/51
◊,(e)
34,864,096 211,831
UBS Commercial Mortgage
Trust
2017-C2, 1.16% (WAC) due
08/15/50
◊,(e)
18,161,870 132,380
2017-C5, 1.23% (WAC) due
11/15/50
◊,(e)
7,118,066 60,516
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
(continued)
DBJPM Mortgage Trust
2017-C6, 1.02% (WAC) due
06/10/50
◊,(e)
36,566,950 $ 167,473
Morgan Stanley Bank of
America Merrill Lynch Trust
2017-C34, 0.90% (WAC) due
11/15/52
◊,(e)
21,336,333 142,070
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due
11/13/50
◊,(e)
10,014,241 78,921
2017-CD4, 1.36% (WAC) due
05/10/50
◊,(e)
11,772,173 50,512
2016-CD1, 1.35% (WAC) due
08/01/49
◊,(e)
2,498,804 94
CGMS Commercial Mortgage
Trust
2017-B1, 0.84% (WAC) due
08/15/50
◊,(e)
18,367,465 87,618
GS Mortgage Securities Trust
2017-GS6, 1.14% (WAC) due
05/10/50
◊,(e)
9,573,720 55,376
BANK
2017-BNK6, 0.89% (WAC)
due 07/15/60
◊,(e)
10,790,562 49,511
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC)
due 02/15/50
◊,(e)
25,902,213 25,584
Citigroup Commercial Mortgage
Trust
2016-C2, 1.75% (WAC) due
08/10/49
◊,(e)
2,452,274 104
Total Commercial Mortgage-Backed Securities 86,304,456
Total Collateralized Mortgage Obligations
(Cost $2,552,805,118) 2,524,546,993
ASSET-BACKED SECURITIES - 30 .9%
COLLATERALIZED LOAN OBLIGATIONS - 17 .3%
PFP Ltd.
2026-14 AS, 5.25% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
12/18/43
◊,(f)
16,400,000 16,385,516
2025-12 A, 5.13% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,(f)
16,002,000 16,035,255
2026-13 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(f)
14,700,000 14,711,972
2025-12 AS, 5.38% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,(f)
3,600,000 3,607,170

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 113
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(f)
42,500,000 $ 42,483,939
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(f)
27,000,000 26,973,643
2025-2A A2, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/16/37
◊,(f)
14,000,000 13,998,198
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,(f)
20,000,000 20,017,572
2023-5AR A1R due
01/15/36
(f),(i)
16,750,000 16,750,000
BSPDF Issuer LLC
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(f)
14,525,000 14,545,489
2025-FL2 A, 5.15% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,(f)
13,650,000 13,681,716
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,(f)
5,250,000 5,254,353
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,(f)
13,000,000 12,994,949
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(f)
10,550,000 10,528,400
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(f)
9,300,000 9,293,738
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(f)
23,101,970 23,116,326
2019-1A A2R, 5.78% (3
Month Term SOFR + 2.11%,
Rate Floor: 1.85%) due
04/15/33
◊,(f)
6,250,000 6,254,438
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(f)
28,000,000 $ 28,037,562
Golub Capital Partners CLO
16M-R3
2013-16A A2R3, 5.40%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,(f)
15,600,000 15,601,870
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(f)
9,350,000 9,349,117
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(f)
23,890,000 23,866,146
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(f)
23,500,000 23,474,286
LoanCore Issuer LLC
2025-CRE9 A, 5.09% (1
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 08/18/42
◊,(f)
21,000,000 20,999,910
2025-CRE8 AS, 5.23%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,(f)
2,450,000 2,446,141
Golub Capital Partners CLO
83M
2025-83A A1, 5.05% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
11/09/38
◊,(f)
22,800,000 22,784,526
Greystone CRE Notes LLC
2025-FL4 A, 5.11% (1 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/43
◊,(f)
22,750,000 22,769,110
BCRED CLO LLC
2026-1A A, 5.02% (3 Month
Term SOFR + 1.37%,
Rate Floor: 1.37%) due
04/24/39
◊,(f)
15,000,000 15,013,517
2025-1A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,(f)
7,400,000 7,383,258
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(f)
17,268,352 17,273,572

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
114 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
2020-4A A2R, 5.80% (3
Month Term SOFR +
2.16%, Rate Floor: 1.90%)
due 08/20/33
◊,(f)
3,650,000 $ 3,648,423
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,(f)
20,750,000 20,738,625
Owl Rock CLO XXII LLC
2025-22A A, 5.15% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(f)
20,300,000 20,289,885
Owl Rock CLO XXI LLC
2025-21A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
07/24/34
◊,(f)
19,823,504 19,811,689
Golub Capital Partners CLO
69M
2023-69A BR, 5.35% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,(f)
18,150,000 18,105,420
Eldridge CLO Ltd.
2025-1A A1, 5.01% (3 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
10/20/38
◊,(f)
8,000,000 8,011,969
2025-1A A2, 5.18% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/20/38
◊,(f)
5,000,000 5,009,955
2025-2A A2, 5.10% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
01/20/39
◊,(f)
3,700,000 3,706,234
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(f)
11,406,037 11,412,863
2021-2A B, 5.83% (3 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
04/22/33
◊,(f)
4,000,000 3,998,119
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,(f)
15,000,000 14,993,637
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,(f)
11,285,061 11,263,292
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
2020-FL2 B, 5.40% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.76%) due
02/15/38
◊,(f)
2,000,000 $ 1,996,461
2026-FL6 AS, 5.39% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
08/19/43
◊,(f)
1,600,000 1,601,285
Acrec LLC
2026-FL4 AS, 5.24% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,(f)
14,800,000 14,794,302
D2 Multifamily Credit Issuer Ltd.
2026-FL1 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/19/43
◊,(f)
7,900,000 7,896,680
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(f)
6,575,000 6,574,967
Owl Rock CLO IX LLC
2022-9A AR, 5.21% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
11/22/37
◊,(f)
14,400,000 14,396,841
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(f)
10,100,000 10,114,086
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,(f)
4,250,000 4,250,706
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,(f)
14,350,000 14,347,362
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,(f)
11,500,000 11,500,644
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,(f)
2,250,000 2,246,292
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(f)
13,550,000 13,541,191
HPS Private Credit CLO LLC
2025-3A A1, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,(f)
13,500,000 13,499,626

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 115
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
TRTX Issuer Ltd.
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(f)
9,250,000 $ 9,271,343
2025-FL7 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,(f)
3,950,000 3,953,141
JCP Direct Lending CLO LLC
2023-1A A1R, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(f)
13,000,000 12,999,411
FS Rialto Issuer LLC
2025-FL10 A, 5.02% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
08/19/42
◊,(f)
6,350,000 6,342,323
2026-FL11 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,(f)
4,100,000 4,098,307
2025-FL10 AS, 5.23% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,(f)
1,650,000 1,648,018
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,(f)
11,500,000 11,507,833
BSPRT Issuer LLC
2025-FL12 A, 5.02% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/17/43
◊,(f)
9,100,000 9,094,029
2026-FL13 AS, 5.34% (1
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 10/18/43
◊,(f)
2,000,000 2,003,312
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,(f)
10,020,000 10,058,215
2019-32RA A, 4.99% (3
Month Term SOFR +
1.31%, Rate Floor: 1.31%)
due 07/20/39
◊,(f)
1,000,000 1,001,895
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(f)
7,500,000 7,511,465
2023-1A BR, 5.85% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
03/22/35
◊,(f)
3,250,000 3,246,708
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
FS Rialto
2021-FL3 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,(f)
7,500,000 $ 7,495,806
2021-FL2 C, 6.30% (1 Month
Term SOFR + 2.66%,
Rate Floor: 2.16%) due
05/16/38
◊,(f)
3,250,000 3,234,161
KREF Ltd.
2021-FL2 B, 5.40% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.65%) due
02/15/39
◊,(f)
10,700,000 10,594,113
BDS LLC
2025-FL15 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,(f)
10,500,000 10,503,898
AGL CLO 42 Ltd.
2025-42A B, 5.31% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,(f)
10,000,000 10,022,430
Fortress Credit BSL XV Ltd.
2022-2A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
10/18/33
◊,(f)
9,891,790 9,891,781
Madison Park Funding LVIII Ltd.
2024-58AR BR due
04/25/37
(f),(i)
8,700,000 8,700,000
AREIT Ltd.
2025-CRE11 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/25/43
◊,(f)
4,650,000 4,649,977
2025-CRE10 AS, 5.18%
(1 Month Term SOFR +
1.54%, Rate Floor: 1.54%)
due 01/17/30
◊,(f)
4,000,000 3,976,717
GS REFT Issuer Ltd.
2026-FL1 A, 5.14% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/19/43
◊,(f)
7,250,000 7,263,394
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,(f)
3,800,000 3,797,453
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,(f)
1,700,000 1,698,498
2025-4A A2, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,(f)
800,000 799,800

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
116 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,(f)
400,000 $ 399,083
Fontainbleau Vegas
7.86% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,(h)
6,000,000 6,130,872
INCREF LLC
2026-FL2 AS, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/19/43
◊,(f)
4,200,000 4,199,975
2026-FL3 AS, 5.30% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/19/44
◊,(f)
1,900,000 1,899,161
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(f)
4,050,000 4,047,788
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(f)
2,050,000 2,046,608
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,(f)
6,050,000 6,052,402
Madison Park Funding LXV Ltd.
2025-65A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,(f)
6,000,000 6,014,519
BRSP Ltd.
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/19/43
◊,(f)
5,900,000 5,909,626
ACREC LLC
2026-FL5 AS, 5.10% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/18/43
◊,(f)
5,875,000 5,875,000
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(f)
5,550,000 5,544,452
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,(f)
5,500,000 5,505,500
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,(f)
5,150,000 $ 5,151,802
VMC Finance LLC
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(f)
4,750,000 4,751,849
A10 Issuer LLC
2025-FL6 A, 5.09% (1 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
05/15/42
◊,(f)
4,600,000 4,603,438
Ares Direct Lending CLO 7 LLC
2025-3A A2, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/20/38
◊,(f)
4,300,000 4,299,434
CIFC Funding Ltd.
2015-4A A2R3, 5.13% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 01/17/39
◊,(f)
4,000,000 4,006,983
STWD LLC
2025-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,(f)
3,700,000 3,703,199
Cerberus Loan Funding 53 LLC
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/38
◊,(f)
3,500,000 3,492,426
AGL CLO 39 Ltd.
2025-39A B, 5.18% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,(f)
3,300,000 3,291,991
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(f)
3,150,000 3,146,851
Acore Issuer LLC
2026-FL1 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,(f)
2,650,000 2,651,000
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(f)
2,550,000 2,548,336
KKR CLO 53 Ltd.
2024-53A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
01/15/38
◊,(f)
2,500,000 2,508,755

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 117
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 17.3% (continued)
STWD Ltd.
2021-FL2 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.80%) due
04/18/38
◊,(f)
2,187,000 $ 2,185,025
2021-FL2 AS, 5.20% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.45%) due
04/18/38
◊,(f)
143,907 143,399
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(f)
2,300,000 2,302,300
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,(f)
551,802 552,525
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,(f)
500,000 502,439
2015-37A SUB due
01/15/31
(f),(h),(j)
448,198 819
Elmwood CLO 38 Ltd.
2025-1A B1, 5.11% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,(f)
1,000,000 997,457
Copper River CLO Ltd.
2006-1A INC due
01/20/21
(j),(k),(l)
500,000 50
Total Collateralized Loan Obligations 1,003,211,335
FINANCIAL - 2 .7%
Station Place Securitization
Trust
2025-SP2, 4.80% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,(f),(h)
28,000,000 28,000,000
2025-SP1, 4.95% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,(f),(h)
10,600,000 10,600,000
2024-SP2, 5.32% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,(f),(h)
8,775,000 8,775,000
KKR Core Holding Co. LLC
4.00% due 08/12/31
(h)
14,611,369 13,579,538
Project Onyx I
6.33% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,(h)
12,017,211 11,998,888
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(h)
12,000,000 11,988,707
Strategic Partners Fund VIII, LP
6.20% (WAC) due 03/31/28
◊,(h)
9,179,590 9,181,166
6.19% (WAC) due 03/31/28
◊,(h)
1,562,483 1,562,012
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
FINANCIAL - 2.7% (continued)
Atlas SP Partners, LP
6.13% due 12/12/30
(h)
9,450,000 $ 9,453,991
Project Leopard
6.53% due 05/06/41
(h)
8,500,000 8,457,500
HV Eight LLC
5.79% (WAC) due 12/31/27
◊,(h)
EUR 6,795,688 7,744,701
Ceamer Finance LLC
6.18% (WAC) due 12/15/40
◊,(h)
4,348,218 4,331,268
6.79% due 11/15/39
(h)
1,788,557 1,808,039
3.69% due 03/24/31
(h)
1,228,932 1,193,642
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
(f),(h)
7,150,000 7,037,539
Lightning A
5.50% due 03/01/37
(h)
6,400,000 6,063,092
Thunderbird A
5.50% due 03/01/37
(h)
6,400,000 6,063,092
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(h)
4,474,153 4,429,824
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(h)
2,515,826 2,514,736
PBN II PE Loan Facility
5.96% due 12/17/30
(h)
2,400,000 2,399,387
Total Financial 157,182,122
INFRASTRUCTURE - 2 .3%
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(f)
19,350,000 18,993,848
Switch ABS Issuer LLC
2025-1A, 5.04% due
03/25/55
(f)
11,450,000 11,156,883
2024-2A, 5.44% due
06/25/54
(f)
5,450,000 5,390,253
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(f)
15,100,000 14,972,234
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
(f)
9,250,000 9,135,478
2024-1A, 5.59% due
05/15/54
(f)
4,000,000 4,022,652
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(f)
7,900,000 7,972,670
2026-1A, 5.22% due
02/25/56
(f)
4,050,000 4,023,182
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
(f)
11,150,000 11,113,611
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
(f)
11,000,000 10,749,593

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
118 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
INFRASTRUCTURE - 2.3% (continued)
SBA Tower Trust
1.63% due 11/15/26
(f)
5,723,000 $ 5,663,745
1.84% due 04/15/27
(f)
1,200,000 1,173,836
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
(f)
6,750,000 6,559,498
Compass Datacenters Issuer
II LLC
2025-1A, 5.32% due
05/25/50
(f)
5,500,000 5,484,193
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
(f)
5,050,000 4,942,923
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
(f)
3,610,000 3,626,344
Hotwire Funding LLC
2024-1A, 5.89% due
06/20/54
(f)
3,580,000 3,613,382
ALLO Issuer LLC
2026-1A, 5.61% due
06/20/56
(f)
3,500,000 3,534,171
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
(f)
1,750,000 1,727,945
Total Infrastructure 133,856,441
TRANSPORT-AIRCRAFT - 2 .1%
Castlelake Aircraft Structured
Trust
2025-2A, 5.47% due
08/15/50
(f)
12,950,824 12,864,325
2025-3A, 5.09% due
11/15/50
(f)
8,872,171 8,743,400
2026-2A, 5.33% due
04/15/51
(f)
6,491,869 6,429,413
2026-1A, 5.07% due
03/15/51
(f)
4,553,368 4,472,358
2025-1A, 5.78% due
02/15/50
(f)
1,813,749 1,819,235
AASET Trust
2024-1A, 6.26% due
05/16/49
(f)
5,177,173 5,258,778
2021-1A, 2.95% due
11/16/41
(f)
5,292,523 5,100,642
2025-3A, 5.24% due
02/16/50
(f)
3,131,073 3,077,695
2025-1A, 5.94% due
02/16/50
(f)
1,032,737 1,035,654
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(f)
8,343,081 8,255,059
2025-1A, 5.90% due
08/15/50
(f)
4,276,412 4,289,649
AASET Ltd.
2025-2A, 5.52% due
02/16/50
(f)
6,950,844 6,878,707
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
TRANSPORT-AIRCRAFT - 2.1% (continued)
2024-2A, 5.93% due
09/16/49
(f)
3,811,647 $ 3,833,441
MAPS Trust
2026-1A, 5.20% due
01/15/51
(f)
6,448,473 6,332,691
2026-2A, 5.52% due
06/15/51
(f)
3,900,000 3,895,821
Slam Ltd.
2025-1A, 5.81% due
05/15/50
(f)
4,484,844 4,506,223
2026-1A, 5.55% due
07/15/51
(f)
3,336,349 3,326,749
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(h)
7,322,956 7,475,246
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(f)
6,304,986 6,280,168
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
(f)
4,918,679 4,931,044
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50
(f)
3,886,018 3,798,479
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(f)
3,075,000 3,011,505
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(f)
2,461,044 2,411,346
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
(f)
1,932,477 1,831,265
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(f)
1,065,709 1,055,702
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
(f)
401,352 397,419
Total Transport-Aircraft 121,312,014
TRANSPORT-CONTAINER - 1 .4%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
(f)
22,426,875 20,674,244
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
(f)
12,740,000 12,761,675
2026-1A, 5.26% due
05/20/51
(f)
7,055,625 7,009,587
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
(f)
6,478,666 6,093,333
2020-2A, 2.10% due
09/20/45
(f)
2,176,564 2,047,341
2020-1A, 2.73% due
08/21/45
(f)
2,096,759 2,025,620
TIF Funding II LLC
2021-1A, 1.65% due
02/20/46
(f)
10,240,375 9,292,851

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 119
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
TRANSPORT-CONTAINER - 1.4% (continued)
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
(f)
7,786,583 $ 7,793,061
CLI Funding VI LLC
2020-3A, 2.07% due
10/18/45
(f)
7,178,833 6,716,822
2020-1A, 2.08% due
09/18/45
(f)
845,521 791,890
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(f)
7,858,036 7,260,294
CAL Funding IV Ltd.
2020-1A, 2.22% due
09/25/45
(f)
1,900,781 1,821,943
Total Transport-Container 84,288,661
WHOLE BUSINESS - 1 .4%
Taco Bell Funding LLC
2021-1A, 1.95% due
08/25/51
(f)
18,421,875 18,093,450
2025-1A, 4.82% due
08/25/55
(f)
10,350,000 10,224,450
Subway Funding LLC
2024-1A, 6.03% due
07/30/54
(f)
8,766,500 8,802,138
2024-3A, 5.25% due
07/30/54
(f)
7,092,000 6,960,829
SERVPRO Master Issuer LLC
2021-1A, 2.39% due
04/25/51
(f)
11,495,000 10,929,100
2024-1A, 6.17% due
01/25/54
(f)
1,173,000 1,198,184
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51
(f)
8,676,129 8,303,402
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
(f)
7,742,100 7,519,091
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
(f)
6,833,125 6,683,738
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
(f)
1,692,000 1,680,958
Total Whole Business 80,395,340
SINGLE FAMILY RESIDENCE - 1 .3%
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(f)
27,000,000 26,983,125
2026-SFR7, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,(f)
2,350,000 2,354,772
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
SINGLE FAMILY RESIDENCE - 1.3% (continued)
Tricon Residential Trust
2025-SFR1, 4.73% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,(f)
8,644,930 $ 8,644,898
2025-SFR2, 5.42% due
08/17/44
(f)
8,091,551 7,957,252
2024-SFR2, 4.75% due
06/17/40
(f)
4,980,606 4,942,908
2024-SFR1, 4.75% due
04/17/41
(f)
3,300,000 3,237,790
FirstKey Homes Trust
2021-SFR1, 2.19% due
08/17/38
(f)
19,550,000 19,460,492
Tricon Trust
2026-SFR2, 5.00% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
06/17/43
◊,(f)
1,350,000 1,350,247
Total Single Family Residence 74,931,484
NET LEASE - 1 .2%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
(f)
30,807,835 27,418,942
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
(f)
6,981,271 6,958,881
2024-2A, 5.25% due
05/15/54
(f)
2,445,833 2,421,370
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.86% due
06/20/51
(f)
6,776,248 6,468,031
CMFT Net Lease Master Issuer
LLC
2021-1, 2.91% due 07/20/51
(f)
3,000,000 2,792,674
2021-1, 2.51% due 07/20/51
(f)
2,500,000 2,321,647
Store Master Funding I-VII XIV
XIX XX XXII XXIV XXXIV
XXXVII XXXVIII
2026-1A, 5.32% due
06/20/56
(f),(h)
4,573,094 4,559,180
SVC ABS LLC
2026-1A, 5.16% due
03/20/56
(f)
3,995,000 3,935,691
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
(f)
5,748,930 3,343,640
CARS-DB4, LP
2020-1A, 3.48% due
02/15/50
(f)
1,949,583 1,927,446
2020-1A, 3.25% due
02/15/50
(f)
876,535 812,250
New Economy Assets Phase 1
Sponsor LLC
2021-1, 1.91% due 10/20/61
(f)
2,500,000 2,043,750

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
120 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 30.9% (continued)
NET LEASE - 1.2% (continued)
Store Master Funding LLC
2025-1A, 4.95% due
10/20/55
(f)
2,092,125 $ 2,034,182
Total Net Lease 67,037,684
COLLATERALIZED DEBT OBLIGATIONS - 0 .5%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
(f)
24,650,000 23,332,349
Project Indigo
6.01% due 03/31/32
(h)
4,026,793 4,026,793
Total Collateralized Debt Obligations 27,359,142
INSURANCE - 0 .4%
Dogwood State Bank
6.45% due 06/24/32
(h)
17,801,297 17,727,653
Obra Longevity
8.48% due 06/30/39
(h)
5,850,000 6,157,268
Total Insurance 23,884,921
UNSECURED CONSUMER LOANS - 0 .2%
GreenSky Home Improvement
Issuer Trust
2025-1A, 5.39% due
03/25/60
(f)
4,606,290 4,619,934
2025-2A, 5.07% due
06/25/60
(f)
3,586,246 3,572,566
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
(f)
2,777,158 2,755,487
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
(f)
1,419,376 1,407,804
Total Unsecured Consumer Loans 12,355,791
AUTOMOTIVE - 0 .1%
Avis Budget Rental Car Funding
AESOP LLC
2026-3A, 5.21% due
04/20/31
(f)
3,600,000 3,592,409
2025-1A, 5.24% due
08/20/29
(f)
2,750,000 2,757,752
2021-1A, 1.38% due
08/20/27
(f)
1,891,667 1,886,715
Total Automotive 8,236,876
Total Asset-Backed Securities
(Cost $1,810,791,225) 1,794,051,811
CORPORATE BONDS - 26 .2%
FINANCIAL - 14 .6%
AEGON Funding Co. LLC
5.50% due 04/16/27
(f)
35,000,000 35,223,941
Brighthouse Financial Global
Funding
5.55% due 04/09/27
(f)
34,500,000 34,708,944
Athene Global Funding
1.73% due 10/02/26
(f)
14,700,000 14,593,464
5.03% due 07/17/30
(f)
13,850,000 13,725,147
5.13% due 06/01/29
(f)
6,350,000 6,362,074
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 14.6% (continued)
Barclays plc
4.48% due 11/11/29
(m)
13,650,000 $ 13,554,886
4.94% due 09/10/30
(m)
9,150,000 9,165,945
4.52% due 02/24/32
(m)
5,500,000 5,372,323
Societe Generale S.A.
2.80% due 01/19/28
(f),(m)
18,000,000 17,826,437
4.45% due 04/12/30
(f),(m)
10,000,000 9,869,502
Macquarie Group Ltd.
1.63% due 09/23/27
(f),(m)
16,750,000 16,631,935
3.76% due 11/28/28
(f),(m)
7,550,000 7,450,345
Lincoln Financial Global
Funding
4.63% due 08/18/30
(f)
15,000,000 14,836,686
4.63% due 05/28/28
(f)
8,750,000 8,743,986
Pershing Square Holdings Ltd.
3.25% due 10/01/31
(f)
25,600,000 22,886,428
JPMorgan Chase & Co.
1.47% due 09/22/27
(m)
15,000,000 14,900,186
5.04% due 01/23/28
(m)
7,600,000 7,623,772
Fortitude Global Funding
4.63% due 10/06/28
(f)
17,750,000 17,557,968
5.50% due 06/12/31
(f)
4,775,000 4,798,731
CNO Global Funding
5.88% due 06/04/27
(f)
13,100,000 13,247,022
4.88% due 12/10/27
(f)
8,650,000 8,652,867
Jackson National Life Global
Funding
4.70% due 06/05/28
(f)
13,700,000 13,653,486
4.80% due 04/09/29
(f)
8,100,000 8,052,689
LPL Holdings, Inc.
5.70% due 05/20/27 14,700,000 14,811,842
4.00% due 03/15/29
(f)
4,450,000 4,325,926
4.63% due 11/15/27
(f)
2,000,000 1,990,237
Nationwide Building Society
2.97% due 02/16/28
(f),(m)
11,300,000 11,185,016
4.65% due 07/14/29
(f),(m)
9,300,000 9,296,406
American National Group, Inc.
5.00% due 06/15/27 13,075,000 13,096,622
7.00% due 12/01/55
(m)
4,375,000 4,272,058
Corebridge Global Funding
4.65% due 08/20/27
(f)
9,500,000 9,510,235
5.75% due 07/02/26
(f)
7,250,000 7,250,290
Mutual of Omaha Companies,
Global Funding
5.00% due 04/01/30
(f)
15,000,000 15,108,121
National Bank of Canada
4.93% due 06/04/32
(m)
9,850,000 9,827,467
5.60% due 07/02/27
(m)
4,650,000 4,650,173
BNP Paribas S.A.
4.89% due 06/30/30
(f),(m)
14,450,000 14,448,002
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
(f)
14,800,000 14,389,929
HSBC Holdings plc
4.71% due 05/12/30
(m)
7,300,000 7,268,960
5.13% due 03/03/31
(m)
7,000,000 7,041,957
Protective Life Corp.
4.70% due 01/15/31
(f)
14,450,000 14,244,406

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 121
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 14.6% (continued)
BPCE S.A.
5.72% due 01/18/30
(f),(m)
8,200,000 $ 8,363,481
4.76% due 01/13/32
(f),(m)
5,925,000 5,840,060
GA Global Funding Trust
4.50% due 09/18/30
(f)
14,650,000 14,195,692
CoStar Group, Inc.
2.80% due 07/15/30
(f)
15,280,000 13,747,763
Mizuho Financial Group, Inc.
4.71% due 07/08/31
(m)
13,800,000 13,715,327
Blue Owl Capital GP Stakes
IV B
4.88% due 10/30/28
(h)
13,650,000 13,301,262
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 13,050,000 12,879,420
Starwood Property Trust, Inc.
5.25% due 10/15/28
(f)
9,000,000 8,958,948
5.88% due 08/15/29
(f)
3,320,000 3,329,923
SLM Corp.
3.13% due 11/02/26 12,096,000 12,021,310
Equitable Financial Life Global
Funding
1.80% due 03/08/28
(f)
12,000,000 11,430,526
American National Global
Funding
5.25% due 06/03/30
(f)
11,150,000 11,160,568
Standard Chartered plc
5.69% due 05/14/28
(f),(m)
10,600,000 10,699,660
Morgan Stanley
4.71% due 03/12/32
(m)
10,150,000 10,024,568
3.77% due 01/24/29
(m)
361,000 356,093
UWM Holdings LLC
6.25% due 03/15/31
(f)
11,000,000 9,803,456
6.63% due 02/01/30
(f)
150,000 139,768
Cooperatieve Rabobank UA
1.98% due 12/15/27
(f),(m)
10,000,000 9,891,622
Citigroup, Inc.
4.50% due 09/11/31
(m)
10,000,000 9,869,818
TPG Operating Group II, LP
4.88% due 05/15/31 10,000,000 9,858,832
Constellation Global Funding
4.85% due 10/22/30
(f)
10,000,000 9,793,720
Capital One Financial Corp.
4.49% due 09/11/31
(m)
9,900,000 9,713,820
Gabx Leasing LLC
4.63% due 04/15/31
(f)
9,500,000 9,367,365
Santander UK Group Holdings
plc
4.86% due 09/11/30
(m)
8,700,000 8,693,156
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/01/29
(f)
8,700,000 8,539,338
First American Financial Corp.
4.00% due 05/15/30 7,860,000 7,556,260
Iron Mountain, Inc.
4.88% due 09/15/27
(f)
7,360,000 7,346,840
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 14.6% (continued)
Enstar Group Ltd.
4.95% due 06/01/29 7,300,000 $ 7,272,706
FS KKR Capital Corp.
2.63% due 01/15/27 7,400,000 7,263,429
OneMain Finance Corp.
3.50% due 01/15/27 7,050,000 6,989,498
5.38% due 11/15/29 200,000 196,444
Rocket Companies, Inc.
6.13% due 08/01/30
(f)
6,850,000 6,967,628
Citadel Securities Global
Holdings LLC
5.13% due 01/27/32
(f)
5,100,000 5,038,959
5.50% due 06/18/30
(f)
1,900,000 1,924,275
F&G Global Funding
4.50% due 01/09/29
(f)
7,000,000 6,883,965
Insured Lending 1 Ltd.
6.50% due 02/04/32
(h),(k)
EUR 5,600,000 6,398,000
NatWest Group plc
4.73% (SOFR + 1.10%) due
05/23/29
◊
6,350,000 6,389,687
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(f)
6,600,000 6,372,741
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
(f)
5,700,000 5,618,103
Avilease Capital Ltd.
4.75% due 11/12/30
(f)
3,225,000 3,153,693
5.50% due 06/30/31
(f)
1,950,000 1,963,276
Evercore, Inc.
5.17% due 07/24/30
(h)
5,000,000 4,926,113
Deloitte LLP
3.46% due 05/07/27
(h)
4,500,000 4,435,119
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
(f)
4,100,000 3,836,615
UBS AG
4.63% due 02/16/32
(m)
3,500,000 3,472,733
CBS Studio Center
6.67% due 12/31/26
(h)
10,000,000 3,435,805
SBA Communications Corp.
3.13% due 02/01/29 3,472,000 3,322,110
Hunt Companies, Inc.
5.25% due 04/15/29
(f)
3,250,000 3,211,465
Encore Capital Group, Inc.
6.63% due 04/15/31
(f)
2,700,000 2,731,045
Blue Owl IV SR SEC A
5.94% due 08/22/45
(h)
2,678,000 2,591,485
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
(f)
2,550,000 2,447,790
Blue Owl IV SR SEC B
5.94% due 08/22/45
(h)
2,472,000 2,392,140
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30 1,600,000 1,640,923

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
122 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 14.6% (continued)
Brookfield Finance, Inc.
3.90% due 01/25/28 1,400,000 $ 1,383,511
AMC East Communities LLC
5.74% due 01/15/28
(f)
884,625 886,152
Nassau Companies of New York
7.88% due 07/15/30
(f)
813,000 776,807
Old Republic International Corp.
3.88% due 08/26/26 700,000 699,254
Assurant, Inc.
4.90% due 03/27/28 350,000 350,359
United Wholesale Mortgage
LLC
5.50% due 04/15/29
(f)
275,000 255,462
Total Financial 847,982,299
CONSUMER, NON-CYCLICAL - 3 .3%
Global Payments, Inc.
2.90% due 05/15/30 28,801,000 26,435,964
4.88% due 11/15/30 14,250,000 14,008,805
3.20% due 08/15/29 2,199,000 2,074,513
Mobility Global, Inc.
5.45% due 06/15/31
(f)
14,900,000 15,061,043
Medline Borrower, LP
3.88% due 04/01/29
(f)
15,260,000 14,819,581
Element Fleet Management
Corp.
5.64% due 03/13/27
(f)
9,925,000 9,993,106
4.80% due 05/29/29
(f)
4,450,000 4,439,038
Medline Borrower, LP/Medline
Co.-Issuer, Inc.
5.00% due 06/15/31
(f)
14,125,000 14,057,110
Avantor Funding, Inc.
4.63% due 07/15/28
(f)
10,877,000 10,762,821
3.88% due 11/01/29
(f)
2,950,000 2,816,320
Williams Scotsman, Inc.
4.63% due 08/15/28
(f)
13,592,000 13,470,020
PRA Health Sciences, Inc.
2.88% due 07/15/26
(f)
10,280,000 10,273,257
Rentokil Terminix Funding plc
4.63% due 04/23/31
(f)
7,200,000 7,070,309
Danone S.A.
2.95% due 11/02/26
(f)
6,952,000 6,919,383
Valvoline, Inc.
3.63% due 06/15/31
(f)
7,434,000 6,836,941
U.S. Foods, Inc.
7.25% due 01/15/32
(f)
5,960,000 6,184,787
Royalty Pharma plc
1.75% due 09/02/27 5,150,000 4,988,244
Sysco Corp.
4.40% due 07/25/31 4,400,000 4,291,991
BAT Capital Corp.
4.70% due 04/02/27 4,220,000 4,227,907
DRI Healthcare, LP
5.35% due 03/24/31
(h)
3,250,000 3,184,789
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
CONSUMER, NON-CYCLICAL - 3.3% (continued)
Tenet Healthcare Corp.
6.75% due 05/15/31 2,650,000 $ 2,714,676
Darling Global Finance B.V.
4.50% due 07/15/32
(f)
EUR 2,050,000 2,361,868
IQVIA, Inc.
5.00% due 05/15/27
(f)
2,300,000 2,298,742
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 2,130,000 2,091,907
Herc Holdings, Inc.
7.00% due 06/15/30
(f)
1,075,000 1,113,235
DaVita, Inc.
4.63% due 06/01/30
(f)
375,000 363,284
Smithfield Foods, Inc.
4.25% due 02/01/27
(f)
350,000 349,123
Total Consumer, Non-cyclical 193,208,764
CONSUMER, CYCLICAL - 2 .1%
LG Energy Solution Ltd.
5.38% due 07/02/27
(f)
9,650,000 9,713,803
5.38% due 07/02/29 4,550,000 4,597,623
5.00% due 04/02/29
(f)
2,900,000 2,903,300
5.25% due 04/02/28
(f)
1,000,000 1,005,809
Carnival Corp.
5.13% due 05/01/29
(f)
13,200,000 13,179,577
LG Electronics, Inc.
5.63% due 04/24/27
(f)
11,000,000 11,073,068
Newell Brands, Inc.
8.50% due 06/01/28
(f)
5,050,000 5,276,078
6.38% due 05/15/30 3,500,000 3,547,590
6.38% due 09/15/27 1,548,000 1,559,217
Polaris, Inc.
6.95% due 03/15/29 8,700,000 9,123,397
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
(f)
7,225,000 7,089,204
Vail Resorts, Inc.
5.63% due 07/15/30
(f)
7,000,000 6,991,272
Choice Hotels International, Inc.
3.70% due 01/15/31 7,350,000 6,934,673
VOC Escrow Ltd.
5.00% due 02/15/28
(f)
6,850,000 6,841,522
AS Mileage Plan IP Ltd.
5.02% due 10/20/29
(f)
6,720,000 6,660,263
5.31% due 10/20/31
(f)
150,000 148,378
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,(h)
6,708,421 6,214,774
Air Canada
3.88% due 08/15/26
(f)
4,550,000 4,544,282
Hyatt Hotels Corp.
5.75% due 04/23/30 4,320,000 4,429,965
Lithia Motors, Inc.
5.50% due 10/01/30
(f)
4,000,000 3,950,625

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 123
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
CONSUMER, CYCLICAL - 2.1% (continued)
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 05/15/28
(f)
3,275,000 $ 3,322,947
American Airlines Class AA
Pass Through Trust
3.35% due 10/15/29 1,984,577 1,909,064
3.00% due 10/15/28 1,235,113 1,195,810
Lindblad Expeditions LLC
7.00% due 09/15/30
(f)
225,000 232,637
Total Consumer, Cyclical 122,444,878
ENERGY - 1 .7%
Plains All American Pipeline, LP
/ PAA Finance Corp.
4.70% due 01/15/31 14,825,000 14,696,846
ONEOK, Inc.
4.95% due 10/15/32 14,000,000 13,898,691
BP Capital Markets plc
4.88%
(m),(n)
6,280,000 6,207,873
6.13%
(m),(n)
2,675,000 2,722,620
Cheniere Energy Partners, LP
4.50% due 10/01/29 8,700,000 8,642,049
DT Midstream, Inc.
4.13% due 06/15/29
(f)
8,700,000 8,526,158
Targa Resources Corp.
4.90% due 09/15/30 7,500,000 7,516,486
Sunoco, LP
4.50% due 10/01/29
(f)
7,652,000 7,431,528
5.88% due 07/15/27
(f)
80,000 79,965
HF Sinclair Corp.
5.50% due 09/01/32 5,575,000 5,608,717
Viper Energy Partners LLC
4.90% due 08/01/30 5,500,000 5,481,732
Venture Global LNG, Inc.
9.50% due 02/01/29
(f)
4,600,000 4,951,215
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
(f)
2,800,000 2,864,842
6.50% due 01/15/34
(f)
2,000,000 2,083,964
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
5.50% due 03/01/30 4,800,000 4,838,900
CVR Energy, Inc.
7.50% due 02/15/31
(f)
2,940,000 2,926,007
5.75% due 02/15/28
(f)
1,359,000 1,355,902
Buckeye Partners, LP
3.95% due 12/01/26 920,000 914,193
Total Energy 100,747,688
TECHNOLOGY - 1 .2%
Oracle Corp.
4.45% due 09/26/30 25,825,000 24,930,575
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 22,350,000 22,169,213
3.25% due 02/15/29 810,000 774,427
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
TECHNOLOGY - 1.2% (continued)
Salesforce, Inc.
4.65% due 03/15/29 14,060,000 $ 14,052,715
SS&C Technologies, Inc.
6.50% due 06/01/32
(f)
3,000,000 3,025,593
5.50% due 09/30/27
(f)
2,300,000 2,299,629
Qorvo, Inc.
3.38% due 04/01/31
(f)
1,200,000 1,096,083
4.38% due 10/15/29 963,000 928,257
TeamSystem SpA
5.45% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,(f)
EUR 1,100,000 1,234,748
NCR Voyix Corp.
5.13% due 04/15/29
(f)
636,000 620,435
MSCI, Inc.
3.88% due 02/15/31
(f)
379,000 358,905
Total Technology 71,490,580
INDUSTRIAL - 1 .1%
GXO Logistics, Inc.
6.25% due 05/06/29 15,000,000 15,506,727
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
(f)
14,064,000 14,378,105
Hexcel Corp.
4.90% due 05/15/31 5,775,000 5,757,574
Standard Industries, Inc.
4.38% due 07/15/30
(f)
5,600,000 5,318,603
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
(f)
4,750,000 4,809,018
4.20% due 04/01/27
(f)
500,000 498,244
Vontier Corp.
2.40% due 04/01/28 3,900,000 3,745,383
TransDigm, Inc.
6.88% due 12/15/30
(f)
3,420,000 3,514,734
GATX Corp.
3.85% due 03/30/27 2,900,000 2,886,834
3.50% due 03/15/28 200,000 196,159
Berry Global, Inc.
5.80% due 06/15/31 2,500,000 2,592,302
Esab Corp.
5.63% due 04/01/31
(f)
900,000 900,977
Maxam Prill SARL
7.75% due 07/15/30
(f)
500,000 515,123
Total Industrial 60,619,783
COMMUNICATIONS - 0 .8%
SoftBank Corp.
4.70% due 07/09/30
(f)
14,000,000 13,831,130
Space Exploration Technologies
Corp.
5.35% due 07/15/31
(f)
13,820,000 13,783,997
NTT Finance Corp.
4.71% (SOFR + 1.08%) due
07/16/28
◊,(f)
5,000,000 5,039,098
4.62% due 07/16/28
(f)
1,600,000 1,596,152

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
124 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
COMMUNICATIONS - 0.8% (continued)
Match Group Holdings II LLC
4.63% due 06/01/28
(f)
4,775,000 $ 4,709,804
4.13% due 08/01/30
(f)
1,880,000 1,769,376
Bell Telephone Co. of Canada
or Bell Canada
6.88% due 09/15/55
(m)
3,360,000 3,434,471
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
2.80% due 04/01/31 3,250,000 2,895,604
Sirius XM Radio LLC
3.13% due 09/01/26
(f)
190,000 189,347
3.88% due 09/01/31
(f)
75,000 68,123
CSC Holdings LLC
4.13% due 12/01/30
(f)
250,000 148,551
AMC Networks, Inc.
4.25% due 02/15/29 6,000 5,304
Total Communications 47,470,957
UTILITIES - 0 .6%
Liberty Utilities Co.
5.10% due 05/15/31
(f)
14,510,000 14,475,136
NRG Energy, Inc.
4.45% due 06/15/29
(f)
9,096,000 8,959,305
Pinnacle West Capital Corp.
4.90% due 05/15/28 4,200,000 4,214,826
PacifiCorp
7.38% due 09/15/55
(m)
2,750,000 2,777,896
NiSource, Inc.
5.75% due 07/15/56
(m)
1,175,000 1,173,298
WEC Energy Group, Inc.
5.63% due 05/15/56
(m)
1,175,000 1,167,903
Southern Co.
3.75% due 09/15/51
(m)
701,000 698,607
Total Utilities 33,466,971
TRANSPORTATION - 0 .3%
AITX Finco LLC
5.38% due 10/23/30
(h)
11,500,000 11,367,207
Stolthaven Houston, Inc.
5.88% due 07/17/31
(h)
4,656,000 4,662,525
Total Transportation 16,029,732
INFRASTRUCTURE - 0 .2%
QTS Project Thunder
5.12% due 08/21/30
(h)
10,000,000 9,795,305
QTS Good News Facility
6.66% (SOFR + 3.00%) due
10/09/28
◊,(h)
3,751,549 3,751,549
Total Infrastructure 13,546,854
BASIC MATERIALS - 0 .2%
Compass Minerals International,
Inc.
8.00% due 07/01/30
(f)
5,498,000 5,798,185
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
BASIC MATERIALS - 0.2% (continued)
Alumina Pty Ltd.
6.13% due 03/15/30
(f)
2,442,000 $ 2,476,545
Minerals Technologies, Inc.
5.00% due 07/01/28
(f)
90,000 89,325
Total Basic Materials 8,364,055
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
(h)
5,100,000 5,027,830
Total Corporate Bonds
(Cost $1,543,285,492) 1,520,400,391
SENIOR FLOATING RATE INTERESTS - 4 .2%
CONSUMER, CYCLICAL - 1 .2%
Flutter Financing BV
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
10,890,000 10,832,174
Allwyn Entertainment Financing
US LLC
6.18% (3 Month Term SOFR
+ 2.50%) due 01/18/33
◊
9,125,000 8,999,531
Bombardier Produits Récréatifs,
Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/13/29
◊
4,515,875 4,510,862
5.89% (1 Month Term SOFR
+ 2.25%) due 01/22/31
◊
3,981,308 3,976,212
Allison Transmission, Inc.
5.38% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
6,633,375 6,620,971
Peer Holding III BV
5.98% (3 Month Term SOFR
+ 2.25%) due 10/14/32
◊
5,985,000 5,983,743
Scientific Games Holdings, LP
5.85% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 5,150,000 5,800,853
Beach Acquisition Bidco LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 09/12/32
◊
3,034,769 3,046,696
5.18% (1 Month EURIBOR +
3.00%) due 09/12/32
◊
EUR 1,600,000 1,831,199
Entain Holdings (Gibraltar) Ltd.
5.98% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
3,910,450 3,903,920
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR
+ 2.00%) due 05/12/33
◊
3,130,000 3,116,322
Clarios Global, LP
4.76% (1 Month EURIBOR +
2.75%) due 01/28/32
◊
EUR 2,250,000 2,575,895
Aramark Services, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
2,514,064 2,512,807
Six Flags Entertainment Corp.
5.64% (1 Month Term SOFR
+ 2.00%) due 05/01/31
◊
2,345,462 2,320,905

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 125
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.2% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
Pacific Bells LLC
7.23% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
1,521,254 $ 1,523,399
DK Crown Holdings, Inc.
5.37% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
1,234,994 1,232,030
Total Consumer, Cyclical 68,787,519
FINANCIAL - 0 .9%
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
12,292,422 12,170,481
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
7,246,398 7,228,790
Kroll, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,(h),(o)
5,746,431 5,726,538
8.89% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,(h)
110,000 110,000
Asurion LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 09/19/30
◊
4,962,406 4,903,502
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
4,801,470 4,679,032
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(h)
3,480,667 3,480,667
7.49% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(h)
880,667 880,667
Outfront Media Capital LLC
5.40% (1 Month Term SOFR
+ 1.75%) due 09/24/32
◊
4,200,000 4,192,650
CPI Holdco B LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
3,913,576 3,896,043
Citco Funding LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
2,238,750 2,231,161
Virtu Financial
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
2,079,000 2,077,961
HarbourVest Partners, LP
5.73% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,(h)
1,890,500 1,883,411
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.2% (continued)
FINANCIAL - 0.9% (continued)
Starwood Property Mortgage
LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/02/30
◊
1,483,515 $ 1,478,575
Total Financial 54,939,478
ENERGY - 0 .6%
ITT Holdings LLC
5.62% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
10,067,827 10,048,094
Colossus Acquireco LLC
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
7,150,471 7,099,846
Transmontaigne Operating
Co., LP
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
5,930,972 5,928,481
Buckeye Partners, LP
5.39% (1 Month Term SOFR
+ 1.75%) due 11/22/32
◊
5,034,878 5,047,969
WhiteWater Matterhorn
Holdings LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
2,384,025 2,364,857
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
2,257,503 2,257,097
Calcasieu Pass Funding LLC
6.95% (6 Month Term SOFR
+ 3.25%) due 04/11/33
◊
1,000,000 1,001,810
Al GCX Holdings LLC
5.86% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
349,125 348,999
Total Energy 34,097,153
INDUSTRIAL - 0 .3%
TransDigm, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 03/22/30
◊
6,600,125 6,600,521
Genesee & Wyoming, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
3,640,326 3,623,034
Enviri Corp.
6.01% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/09/28
◊
3,099,364 3,086,440
Owens-Illinois Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 09/30/32
◊
2,985,000 2,956,075
Lernen US Finco LLC
6.30% (6 Month EURIBOR +
3.75%) due 04/25/29
◊
EUR 1,500,000 1,710,648

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
126 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.2% (continued)
INDUSTRIAL - 0.3% (continued)
Brown Group Holding LLC
6.14% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
980,081 $ 981,953
SBA Senior Finance II LLC
5.40% (1 Month Term SOFR
+ 1.75%) due 01/25/31
◊
733,125 733,587
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
450,000 450,563
Total Industrial 20,142,821
UTILITIES - 0 .3%
Calpine Construction Finance
Co, LP
5.39% (1 Month Term SOFR
+ 1.75%) due 07/31/30
◊
7,100,000 7,089,989
NRG Energy, Inc.
5.42% (3 Month Term SOFR
+ 1.75%) due 04/16/31
◊
6,929,114 6,918,512
Meade Pipeline Co. LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 09/22/32
◊
2,450,000 2,448,775
Total Utilities 16,457,276
CONSUMER, NON-CYCLICAL - 0 .3%
Women's Care Holdings, Inc.
8.26% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
4,420,597 4,265,876
Lernen US Finco LLC
7.01% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
2,326,588 2,285,152
Corpay Technologies Operating
Co. LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
2,288,510 2,281,553
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
2,281,989 2,264,212
Upbound Group, Inc.
6.43% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/13/32
◊
2,054,452 2,055,314
Option Care Health, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 09/16/32
◊
1,786,500 1,787,393
Concentra Health Services, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/26/31
◊
395,000 395,328
WEX, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 03/05/32
◊
395,990 394,319
Total Consumer, Non-cyclical 15,729,147
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.2% (continued)
INFRASTRUCTURE - 0 .2%
QTS Good News Facility
6.37% (SOFR + 3.00%) due
10/09/28
◊,(h)
11,450,000 $ 11,437,768
COMMUNICATIONS - 0 .2%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
5,933,654 5,933,120
Zephyr Bidco Ltd.
due 07/20/28
(i)
EUR 1,000,000 1,125,683
Midcontinent Communications
6.14% (1 Month Term SOFR
+ 2.50%) due 08/16/31
◊
668,299 658,696
Zayo Group Holdings, Inc.
6.76% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,(o)
567,105 566,855
Virgin Media Bristol LLC
6.97% (6 Month Term SOFR
+ 3.18%) due 03/31/31
◊
600,000 530,082
Charter Communications
Operating LLC
5.69% (3 Month Term SOFR
+ 2.00%) due 12/07/30
◊
98,985 97,661
Total Communications 8,912,097
TECHNOLOGY - 0 .1%
World Wide Technology Holding
Co. LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
2,561,098 2,546,167
Kaseya, Inc.
6.91% (3 Month Term SOFR
+ 3.25%) due 03/22/32
◊
2,935,139 2,258,413
Datix Bidco Ltd.
8.73% (6 Month SONIA +
5.00%) due 04/30/31
◊,(h)
GBP 968,800 1,277,640
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,(h)
275,000 273,463
Blue Finco SARL
6.98% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
544,500 519,589
Total Technology 6,875,272
BASIC MATERIALS - 0 .1%
Minerals Technologies, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 11/26/31
◊
3,447,500 3,447,500
Arsenal AIC Parent LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
1,749,024 1,753,396
Total Basic Materials 5,200,896
Total Senior Floating Rate Interests
(Cost $243,543,891) 242,579,427

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 127
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
REPURCHASE AGREEMENTS
(p)
- 2 .1%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 40,854,329 $ 40,854,329
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 34,045,274 34,045,274
BNP Paribas issued 06/30/26 at
3.62% due 07/01/26 30,640,747 30,640,747
Bank of Montreal issued
06/30/26 at 3.61% due
07/01/26 17,703,543 17,703,543
Total Repurchase Agreements
(Cost $123,243,893) 123,243,893
FOREIGN GOVERNMENT DEBT - 0 .1%
Eagle Funding Luxco SARL
5.50% due 08/17/30
(f)
7,000,000 7,028,350
Total Foreign Government Debt
(Cost $6,985,123) 7,028,350
U.S. GOVERNMENT SECURITIES - 0 .1%
U.S. Treasury Inflation Indexed
Bonds
1.38% due 07/15/33
(d),(q)
5,668,957 5,437,672
Total U.S. Government Securities
(Cost $5,627,408) 5,437,672
MUNICIPAL BONDS - 0 .1%
CALIFORNIA - 0 .1%
California Public Finance
Authority Revenue Bonds
1.55% due 10/15/26 3,145,000 3,119,768
Total Municipal Bonds
(Cost $3,145,000) 3,119,768
U.S. TREASURY BILLS - 0 .0%
U.S. Treasury Bills
due 07/14/26
(d),(r),(s)
1,450,000 1,448,128
Total U.S. Treasury Bills
(Cost $1,448,128) 1,448,128
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $354,424,400) 1,478 147,800
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $352,872,163) 1,469 18,362
Total Listed Options Purchased
(Cost $1,377,392) 166,162
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(t)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 88,376,000 $ 106,812
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 49,097,000 59,339
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 49,098,000 44,637
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 49,097,000 44,636
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 79,003,000 38,409
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 29,459,000 35,054
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 29,458,000 35,053
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 59,044,000 27,537
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 40,243,000 26,956
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 40,243,000 26,956
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 40,243,000 26,956
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 40,242,000 26,955
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 38,597,000 18,765
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 59,090,000 18,619
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 29,451,000 13,736

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
128 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(t)
- 0.0% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 29,400,000 $ 9,264
Total OTC Interest Rate Swaptions Purchased
(Cost $4,350,630) 559,684
Total Investments - 111.0%
(Cost $6,511,608,317) $ 6,438,856,942
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $352,872,163) 1,469 (18,363)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $354,424,400) 1,478 (101,612)
Total Listed Options Written
(Premium received $692,196) (119,975)
OTC INTEREST RATE SWAPTIONS WRITTEN
(t)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 35,665,000 (243)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 35,665,000 (243)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 25,475,000 (354)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 25,475,000 (354)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 40,760,000 (354)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 40,760,000 (354)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 40,243,000 (3,814)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(t)
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 40,242,000 $ (3,814)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 40,243,000 (3,815)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 40,243,000 (3,815)
Total Interest Rate Swaptions (17,160)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 29,451,000 (115,310)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 29,400,000 (115,586)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 29,458,000 (152,295)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 29,459,000 (152,300)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 38,597,000 (152,996)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 25,475,000 (165,229)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 25,475,000 (165,229)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 59,044,000 (231,175)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 59,090,000 (232,312)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 49,097,000 (255,190)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 35,665,000 (268,988)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 129
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(t)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 35,665,000 $ (268,988)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 40,760,000 (276,669)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 40,760,000 (276,669)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(t)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 79,003,000 $ (309,321)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 88,376,000 (459,350)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 98,195,000 (510,386)
Total Interest Rate Swaptions (4,107,993)
Total OTC Interest Rate Swaptions Written
(Premium received $4,430,184) (4,125,153)
Other Assets & Liabilities, net - (10.9)% (634,581,859)
Total Net Assets - 100.0% $ 5,800,029,955
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Affiliated issuer.
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as collateral for futures and swap agreements at June 30, 2026.
(e)
Security is an interest-only strip.
(f)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $3,806,960,741 (cost $3,841,691,830), or
65.6% of total net assets.
(g)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(h)
Value determined based on Level 3 inputs — See Note 3 .
(i)
Security is unsettled at period end and may not have a stated effective rate.
(j)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(k)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,398,050
(cost $6,494,880), or 0.1% of total net assets - See Note 5 .
(l)
Security is in default of interest and/or principal obligations.
(m)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(n)
Perpetual maturity.
(o)
Payment-in-kind security.
(p)
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
(q)
Face amount of security is adjusted for inflation.
(r)
Rate indicated is the effective yield at the time of purchase.
(s)
Zero coupon rate security.
(t)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
130 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note Futures Contracts 625 Sep 2026 $ 128,833,008 $ 8,940
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(a)
Bank of
America
Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 06/20/31 $ 55,600,000 $ 1,234,527 $ 1,054,661 $ 179,866
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
Bank of
America
Securities,
Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 47,600,000 $ (1,233,267) $ (940,674) $ (292,593)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29 $ 1,069,000 $ (109,366) $ (45,191) $ (64,175)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.76% Annually 05/13/31 $ 640,000,000 $ 4,142,782 $ — $ 4,142,782
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.49% Annually 08/13/34 45,000,000 1,638,026 3,258 1,634,768

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 131
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.55% Annually 08/12/34 $ 74,200,000 $ 2,392,783 $ 1,528,467 $ 864,316
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.71% Annually 06/03/32 75,000,000 834,682 711 833,971
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.09% Annually 01/03/27 190,000,000 533,265 196 533,069
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.37% Annually 07/03/27 60,000,000 451,651 86 451,565
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 02/04/27 160,000,000 332,510 174 332,336
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.92% Annually 12/18/34 34,100,000 88,260 526 87,734
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.12% Annually 07/17/40 57,500,000 65,310 861 64,449
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.18% Annually 07/30/45 12,500,000 46,122 451 45,671
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.11% Annually 12/23/39 17,000,000 (1,581) 444 (2,025)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.95% Annually 07/02/29 300,000,000 (15,198) — (15,198)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.74% Annually 05/13/29 50,000,000 (290,391) — (290,391)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 24,225,000 (671,389) (355,573) (315,816)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.68% Annually 06/03/27 150,000,000 (444,143) 310 (444,453)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
132 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.89% Annually 07/30/35 $ 101,050,000 $ 812,061 $ 1,396,767 $ (584,706)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.72% Annually 04/02/27 425,000,000 (734,414) 511 (734,925)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.36% Annually 10/16/30 181,000,000 (3,922,864) (2,691,732) (1,231,132)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 181,100,000 (984,580) 341,062 (1,325,642)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.42% Annually 09/02/27 175,000,000 (1,914,917) 107,730 (2,022,647)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 120,680,000 (2,450,429) (83,736) (2,366,693)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.75% Annually 05/13/28 1,985,000,000 (9,078,101) (1,634,086) (7,444,015)
$ (9,170,555) $ (1,383,573) $ (7,786,982)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of America, N.A. EUR Sell 26,773,000 31,000,644 USD 07/15/26 $ 393,900
Bank of America, N.A. GBP Sell 970,000 1,301,186 USD 07/15/26 14,800
Citibank, N.A. EUR Buy 1,455,000 1,674,886 USD 07/15/26 (11,538)
$ 397,162
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 88,376,000
$ 106,812
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
49,097,000
59,339

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 133
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
$ 49,098,000
$ 44,637
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
49,097,000
44,636
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
79,003,000
38,409
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
29,459,000
35,054
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
29,458,000
35,053
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
59,044,000
27,537
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
26,956
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
26,956
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
26,956
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
40,242,000
26,955
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
38,597,000
18,765
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
59,090,000
18,619
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
29,451,000
13,736
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
29,400,000
9,264
$ 559,684
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 35,665,000 $ (243)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
134 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 35,665,000 $ (243)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 25,475,000 (354)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 40,760,000 (354)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 40,760,000 (354)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 25,475,000 (354)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 40,242,000 (3,814)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (3,814)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (3,815)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (3,815)
$ (17,160)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 29,451,000 (115,310)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 29,400,000 (115,586)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 29,458,000 (152,295)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 29,459,000 (152,300)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 38,597,000 (152,996)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 25,475,000 (165,229)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 25,475,000 (165,229)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 135
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% $ 59,044,000 $ (231,175)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 59,090,000 (232,312)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 49,097,000 (255,190)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 35,665,000 (268,988)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 35,665,000 (268,988)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 40,760,000 (276,669)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 40,760,000 (276,669)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 79,003,000 (309,321)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 88,376,000 (459,350)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 98,195,000 (510,386)
$ (4,107,993)
(a)
Includes cumulative appreciation (depreciation).
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
136 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 13,721,213 $ — $ 13,721,213
Warrants 14 — — 14
Exchange-Traded Funds 30,686,442 — — 30,686,442
Mutual Funds 54,081,924 — — 54,081,924
Money Market Funds 117,785,070 — — 117,785,070
Collateralized Mortgage Obligations — 2,520,548,066 3,998,927 2,524,546,993
Asset-Backed Securities — 1,590,791,858 203,259,953 1,794,051,811
Corporate Bonds — 1,438,916,488 81,483,903 1,520,400,391
Senior Floating Rate Interests — 217,509,273 25,070,154 242,579,427
Repurchase Agreements — 123,243,893 — 123,243,893
Foreign Government Debt — 7,028,350 — 7,028,350
U.S. Government Securities — 5,437,672 — 5,437,672
Municipal Bonds — 3,119,768 — 3,119,768
U.S. Treasury Bills — 1,448,128 — 1,448,128
Options Purchased 166,162 — — 166,162
Interest Rate Swaptions Purchased — 559,684 — 559,684
Interest Rate Futures Contracts
(a)
8,940 — — 8,940
Credit Default Swap Agreements
(a)
— 179,866 — 179,866
Interest Rate Swap Agreements
(a)
— 8,990,661 — 8,990,661
Forward Foreign Currency Exchange Contracts
(a)
— 408,700 — 408,700
Unfunded Loan Commitments ( Note 4 )
(a)
— — 36,921 36,921
Total Assets $ 202,728,552 $ 5,931,903,620 $ 313,849,858 $ 6,448,482,030
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 119,975 $ — $ — $ 119,975
Interest Rate Swaptions Written — 4,125,153 — 4,125,153
Credit Default Swap Agreements
(a)
— 356,768 — 356,768
Interest Rate Swap Agreements
(a)
— 16,777,643 — 16,777,643
Forward Foreign Currency Exchange Contracts
(a)
— 11,538 — 11,538
Unfunded Loan Commitments ( Note 4 )
(a)
— — 1,636 1,636
Total Liabilities $ 119,975 $ 21,271,102 $ 1,636 $ 21,392,713
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 92,615,973
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 47,375,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 46,224,688 Yield Analysis Yield 6.0%-7.3% 6.7%
Asset-Backed Securities 17,043,473 Third Party Pricing Trade Price — —
Asset-Backed Securities 819 Third Party Pricing Vendor Price — —
Collateralized Mortgage
Obligations 3,998,927 Third Party Pricing Vendor Price — —
Corporate Bonds 61,683,775
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 7,187,354 Model Price Purchase Price — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 137
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$6,656,846 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$113,277 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Corporate Bonds $ 6,398,000 Third Party Pricing Broker Quote — —
Corporate Bonds 6,214,774 Yield Analysis Yield 6.2% —
Senior Floating Rate Interests 17,460,205 Model Price Purchase Price — —
Senior Floating Rate Interests 5,726,538 Yield Analysis Yield 9.1% —
Senior Floating Rate Interests 1,883,411 Third Party Pricing Broker Quote — —
Unfunded Loan Commitments 36,921 Model Price Purchase Price — —
Total Assets $ 313,849,858
Liabilities:
Unfunded Loan Commitments $ 1,636 Model Price Purchase Price — —
(a) Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 169,169,599 $ 68,019,057 $ (39,630,697) $ 2,139 $ 364,108
Corporate Bonds 59,511,784 43,134,922 (13,476,412) 1,338 3,035
Senior Floating Rate Interests 19,162,038 8,636,539 (2,774,272) 2,340 203
Collateralized Mortgage Obligations 194,617 4,142,987 (2,130,311) — —
Unfunded Loan Commitments 2,148 39,468 — (187) —
Total Assets $ 248,040,186 $ 123,972,973 $ (58,011,692) $ 5,630 $ 367,346
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
138 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ 905,104 $ 4,430,643 $ — $ 203,259,953 $ 880,064
Corporate Bonds (7,690,764) — — 81,483,903 (7,690,764)
Senior Floating Rate Interests 43,306 — — 25,070,154 56,517
Collateralized Mortgage Obligations (321,292) 2,226,203 (113,277) 3,998,927 (251,849)
Unfunded Loan Commitments (4,508) — — 36,921 36,927
Total Assets $ (7,068,154) $ 6,656,846 $ (113,277) $ 313,849,858 $ (6,969,105)
Liabilities
Unfunded Loan Commitments $ (1,636) $ — $ — $ (1,636) $ (1,636)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2025-12, 5.04% due 12/25/70 6.04% 11/01/29 — —
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69 6.86% 11/01/28 — —
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70 6.14% 11/01/29 — —
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28 — —
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due
01/25/56 5.85% 02/01/30 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due
06/25/65 6.08% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due
06/25/65 6.29% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due
11/25/64 6.93% 02/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
CIM Trust 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28 — —
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.31%
due 03/25/61 6.31% 04/01/30 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.38%
due 10/25/55 6.38% 10/01/29 — —
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 139
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
GCAT Trust 2025-NQM1, 5.37% due 11/25/69 6.37% 04/01/29 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due
02/25/64 6.59% 12/01/28 — —
JP Morgan Mortgage Trust 2026-VIS1, 5.04% due 06/25/66 6.04% 02/01/30 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
SPL1, 4.25% due 02/25/65 5.25% 09/01/29 — —
NLT Trust 2026-NQM1, 5.60% due 02/25/71 6.60% 03/01/30 — —
NLT Trust 2026-NQM1, 5.40% due 02/25/71 6.40% 03/01/30 — —
NYMT Loan Trust 2025-INV2, 5.25% due 10/25/60 6.25% 09/01/29 — —
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60 6.46% 09/01/29 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28 — —
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
OBX Trust 2026-NQM9, 5.52% due 04/25/66 6.52% 06/01/30 — —
OBX Trust 2024-NQM17, 5.86% due 11/25/64 6.86% 11/01/28 — —
OBX Trust 2024-NQM9, 6.28% due 01/25/64 7.46% 06/01/28 — —
OBX Trust 2025-NQM3, 5.95% due 12/01/64 6.95% 02/01/29 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29 — —
OBX Trust 2024-NQM18, 5.66% due 10/25/64 6.66% 11/01/28 — —
OBX Trust 2025-NQM3, 5.85% due 12/01/64 6.85% 02/01/29 — —
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28 — —
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2025-3, 6.26% due 05/25/30 9.26% 05/01/28 10.26% 05/01/29
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
RCKT Mortgage Trust 2026-CES4, 5.23% due 04/25/56 6.23% 04/01/30 — —
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28 — —
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29 — —
Saluda Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
SG Residential Mortgage Trust 2026-1, 4.99% due 01/25/66 5.99% 02/01/30 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30 — —
Verus Securitization Trust 2025-1, 5.77% due 01/25/70 6.77% 01/01/29 — —
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2024-5, 6.45% due 06/25/69 7.45% 06/01/28 — —
Verus Securitization Trust 2025-7, 5.13% due 08/25/70 6.13% 08/01/29 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
140 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Vista Point Securitization Trust 2024-CES3, 5.68% due
01/25/55 6.68% 12/01/28 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Vista Point Securitization Trust 2026-CES2, 5.42% due
05/25/56 6.42% 04/01/30 — —
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At June 30, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.63% Due
07/01/26
$ 40,854,329 $ 40,862,568 U.S. Treasury Bond 6.13%
Due 08/15/29 $ 987,500 $ 1,067,472
U.S. Treasury Strips 1.00%
Due 02/15/46 2,629,200 2,762,814
U.S. Treasury Inflation
Indexed Bond 0.00% Due
08/15/37 62,931,673 37,841,129
40,854,329 66,548,373 41,671,415
J.P. Morgan Securities LLC 3.64%
Due
07/01/26
34,045,274 34,052,159 U.S. Treasury Inflation
Indexed Bonds 0.13%
- 1.63% Due 10/15/26
- 04/15/31 44,000 45,748
U.S. Treasury Notes 2.88%
- 4.50% Due 08/15/26
- 02/15/34 19,697,200 18,393,611
U.S. Treasury Strips 0.00%
Due 08/15/26 - 08/15/29 2,286,976 2,007,713
U.S. Treasury Bonds 1.38%
- 4.38% Due 05/15/40
- 08/15/51 21,903,600 14,281,007
U.S. Treasury Floating Rate
Note 3.88% - 3.97% Due
10/31/27 - 04/30/28 1,600 1,612
34,045,274 43,933,376 34,729,691
BNP Paribas 3.62% Due
07/01/26
30,640,747 30,646,909 U.S. Treasury Strips 0.00%
Due 08/15/33 - 02/15/51 54,378,335 21,230,847

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
June 30, 2026
| 141
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
U.S. Treasury Inflation
Indexed Bond 1.63% Due
04/15/30 $ 9,663,700 $ 10,025,120
U.S. Treasury Note 4.25%
Due 11/15/34 800 799
30,640,747 64,042,835 31,256,766
Bank of Montreal 3.61% Due
07/01/26
$ 17,703,543 $ 17,707,093 U.S. Treasury Bill 0.00% Due
10/01/26 18,233,400 18,059,490
— — —
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF $ — $ 30,428,927 $ (30) $ 3 $ 257,542 $ 30,686,442 612,202 $ —
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class 34,752,250 1,149,252 — — (35,761) 35,865,741 3,565,183 1,165,723
Guggenheim Strategy
Fund III 17,657,078 674,816 — — (115,711) 18,216,183 734,820 669,487
Guggenheim Strategy
Fund II 15,146,443 15,540,868 (30,428,927) — (258,384) — — 556,261
$ 67,555,771 $ 47,793,863 $ (30,428,957) $ 3 $ (152,314) $ 84,768,366 $ 2,391,471

142 |
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MACRO OPPORTUNITIES FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .1%
COMMUNICATIONS - 0 .1%
LuxCo 3 SARL
113,237 $ 2,230,654
Xplore, Inc.
204,119 143,938
Total Communications 2,374,592
INDUSTRIAL - 0 .0%
API Heat Transfer
Intermediate
(a)
743 1,035,873
BP Holdco LLC
(a),(b)
37,539 17,461
Targus, Inc.
(a)
25,546 227
YAK BLOCKER 2 LLC
(a)
143,212 14
Total Industrial 1,053,575
CONSUMER, CYCLICAL - 0 .0%
SHO Holding I Corp.
(a)
1,150 903,398
Accuride Corp.
(a),(b)
3,399,497 340
Accuride Liquidating Trust
(a),(b)
209 —
Total Consumer, Cyclical 903,738
FINANCIAL - 0 .0%
Checkers Holdings, Inc.
(a)
158,620 365,570
Pershing Square Tontine
Holdings, Ltd. — Class
A
(a),(c)
6,864,930 687
Total Financial 366,257
CONSUMER, NON-CYCLICAL - 0 .0%
WW International, Inc.*
20,023 319,968
Save-A-Lot
(a)
1,053,728 105
Total Consumer, Non-cyclical 320,073
Total Common Stocks
(Cost $5,944,505) 5,018,235
PREFERRED STOCKS - 4 .3%
FINANCIAL - 3 .2%
Goldman Sachs Group, Inc.
4.13% 20,500,000 20,402,156
7.50% 13,600,000 14,265,611
6.13% 4,250,000 4,259,868
6.85% 4,069,000 4,183,741
Bank of America Corp.
6.25% 11,900,000 12,042,967
6.63% 11,550,000 11,907,807
4.38% 9,726,000 9,690,423
6.13% 3,900,000 3,934,659
Citigroup, Inc.
6.88% 14,050,000 14,388,858
6.63% 12,060,000 12,286,692
6.75% 5,600,000 5,678,170
6.25% 111,600 2,807,856
Wells Fargo & Co.
6.13% 24,650,000 24,941,807
6.85% 8,250,000 8,573,656
Charles Schwab Corp.
4.00% 18,700,000 17,546,937
6.10% 15,225,000 15,228,349
JPMorgan Chase & Co.
6.50% 20,000,000 20,480,220
6.10% 10,025,000 10,151,918
Bank of New York Mellon Corp.
3.75% 20,550,000 20,406,173
5.95% 1,650,000 1,655,640
A
A
A SHARES VALUE
PREFERRED STOCKS - 4.3% (continued)
FINANCIAL - 3.2% (continued)
Corebridge Financial, Inc.
6.88% 12,503,000 $ 13,010,497
State Street Corp.
6.70% 9,590,000 9,938,449
6.45% 1,100,000 1,121,371
American National Group, Inc.
7.38% 369,000 8,660,430
Jackson Financial, Inc.
8.00% 284,000 7,165,320
Globe Life, Inc.
4.25% due 06/15/61 454,000 6,900,800
CNO Financial Group, Inc.
5.13% due 11/25/60 321,950 5,334,711
Selective Insurance Group, Inc.
4.60% 246,000 3,876,960
Keenova 37,667 3,659,989
Par Health 37,667 244,835
First Republic Bank
4.25% 803,675 161
4.50% 238,300 48
Total Financial 294,747,079
GOVERNMENT - 0 .4%
CoBank ACB
4.25% 24,825,000 24,526,387
7.13% 2,500,000 2,530,190
Federal Agricultural Mortgage
Corp.
5.75% 272,820 5,686,933
Total Government 32,743,510
COMMUNICATIONS - 0 .3%
AT&T Mobility II LLC
6.80%
(a)
27,000 27,401,340
ENERGY - 0 .2%
Venture Global LNG, Inc.
9.00%
(d)
21,960,000 21,439,882
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 06/01/85 248,975 6,057,562
6.50% due 04/15/86 241,500 6,042,330
Total Utilities 12,099,892
CONSUMER, NON-CYCLICAL - 0 .1%
Ingenovis Health, LP
(a)
10,954 10,953,863
Total Preferred Stocks
(Cost $430,369,541) 399,385,566
PRIVATE FUNDS
(e)
- 0 .4%
FTAI Aircraft Leasing Offshore
SPV, LP
(b)
33,446,745
Total Private Funds
(Cost $31,744,252) 33,446,745
WARRANTS - 0 .0%
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,(a),(c)
1,716,232 172

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 143
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
WARRANTS - 0.0% (continued)
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 128,004 $ 90
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,(a),(c)
762,770 76
Total Warrants
(Cost $296,403) 338
RIGHTS - 0 .0%
COMMUNICATIONS - 0 .0%
Xplore, Inc.
(a)
15,561 2
Total Rights
(Cost $–) 2
EXCHANGE-TRADED FUNDS
(f)
- 1 .1%
SPDR S&P 500 ETF Trust
99,100 74,004,907
Guggenheim Ultra Short
Income ETF
(b)
652,700 32,716,392
Total Exchange-Traded Funds
(Cost $101,390,929) 106,721,299
MUTUAL FUNDS - 3 .3%
Guggenheim Limited Duration
Fund — Class R6
(b)
5,905,042 144,496,380
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(b)
5,716,880 57,511,808
NAA Risk Managed Real
Estate Fund — Institutional
Shares
1,159,375 42,676,596
NAA Opportunity Fund —
Institutional Shares
1,041,997 35,719,654
Guggenheim Strategy Fund
III
(b)
1,179,755 29,246,123
Total Mutual Funds
(Cost $301,220,765) 309,650,561
MONEY MARKET FUNDS
(f)
- 1 .8%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.52%
(g)
83,386,322 83,386,322
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(g)
67,128,321 67,128,321
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(g)
16,752,356 16,752,356
Total Money Market Funds
(Cost $167,266,999) 167,266,999
FACE
AMOUNT
~
CORPORATE BONDS - 27 .9%
FINANCIAL - 10 .2%
Insured Lending 1 Ltd.
6.50% due 02/04/32
(a),(h)
EUR 41,750,000 47,699,375
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
FINANCIAL - 10.2% (continued)
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
(d)
33,375,000 $ 34,508,281
6.13% due 11/01/32
(d)
5,000,000 5,001,040
Pershing Square Holdings Ltd.
3.25% due 10/01/31
(d)
31,500,000 28,161,034
3.25% due 11/15/30 9,480,000 8,717,760
5.50% due 10/28/32
(d)
2,000,000 1,978,990
Global Atlantic Fin Co.
7.25% due 03/01/56
(d),(i)
26,560,000 26,030,098
7.95% due 10/15/54
(d),(i)
7,671,000 7,725,165
Encore Capital Group, Inc.
8.50% due 05/15/30
(d)
12,100,000 12,850,793
6.63% due 06/01/32
(d)
6,350,000 6,358,839
5.44% due 07/15/33 EUR 3,580,000 4,141,074
6.63% due 04/15/31
(d)
3,800,000 3,843,692
Wilton RE Ltd.
6.00%
(d),(i),(j)
27,267,000 25,933,074
Allianz SE
6.55%
(d),(i),(j)
13,000,000 13,181,233
6.50%
(d),(i),(j)
12,400,000 12,456,234
American National Group, Inc.
6.00% due 07/15/35 16,275,000 16,214,211
7.00% due 12/01/55
(i)
7,550,000 7,372,351
Enstar Group Ltd.
6.69% due 07/15/37
(d),(i)
13,325,000 13,353,007
7.50% due 04/01/45
(d),(i)
9,650,000 10,187,158
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(d)
36,940,000 23,486,866
Reinsurance Group of America,
Inc.
6.38% due 09/15/56
(i)
18,666,000 18,514,141
6.65% due 09/15/55
(i)
4,460,000 4,509,221
PennyMac Financial Services,
Inc.
7.13% due 11/15/30
(d)
9,275,000 9,399,109
6.75% due 02/15/34
(d)
6,500,000 6,239,466
7.88% due 12/15/29
(d)
3,675,000 3,821,702
5.75% due 09/15/31
(d)
3,750,000 3,557,191
Nationwide Financial Services,
Inc.
6.75% due 05/15/37 22,377,000 22,355,966
Sherwood Financing plc
7.63% due 12/15/29
(d)
EUR 12,190,000 14,169,032
7.63% due 12/15/29 EUR 3,900,000 4,533,160
7.90% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 2,882,000 3,309,160
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(d)
22,740,000 21,956,989
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
(i)
20,500,000 21,621,473
Equitable Holdings, Inc.
6.70% due 03/28/55
(i)
20,500,000 21,062,397
UWM Holdings LLC
6.25% due 03/15/31
(d)
16,385,000 14,602,694
6.63% due 02/01/30
(d)
6,500,000 6,056,602

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
144 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
FINANCIAL - 10.2% (continued)
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
(d)
21,650,000 $ 20,259,200
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
(d)
11,200,000 10,813,310
6.50% due 10/01/30
(d)
8,219,000 8,100,910
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
(d)
14,770,000 14,729,490
7.00% due 01/15/31
(d)
3,475,000 3,531,497
Citigroup, Inc.
6.50%
(i),(j)
17,600,000 17,804,258
SLM Corp.
6.50% due 05/15/32
(i)
16,815,000 16,795,537
Kane Bidco Ltd.
5.95% (3 Month EURIBOR +
3.75%) due 07/15/32
◊,(d)
EUR 5,700,000 6,592,369
7.75% due 07/15/31
(d)
GBP 2,850,000 3,824,067
5.95% (3 Month EURIBOR +
3.75%) due 07/15/32
◊
EUR 2,125,000 2,457,681
7.75% due 07/15/31 GBP 1,625,000 2,180,389
Focus Financial Partners LLC
6.75% due 09/15/31
(d)
14,685,000 14,776,311
Lincoln National Corp.
6.80% due 07/15/56
(i)
14,750,000 14,732,598
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
(d),(i)
13,650,000 13,783,620
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
(d)
10,950,000 10,849,756
6.20% due 06/18/35
(d)
2,850,000 2,912,435
Hampton Roads PPV LLC
6.62% due 06/15/53
(a),(d)
16,325,000 13,493,866
Hunt Companies, Inc.
5.25% due 04/15/29
(d)
13,545,000 13,384,400
Belrose Funding Trust II
6.79% due 05/15/55
(d)
13,050,000 13,362,054
FS KKR Capital Corp.
3.25% due 07/15/27 12,305,000 11,984,849
MetLife, Inc.
5.85% due 03/15/56
(i)
11,985,000 11,824,976
OneMain Finance Corp.
4.00% due 09/15/30 7,250,000 6,701,474
6.75% due 09/15/33 2,500,000 2,474,841
7.88% due 03/15/30 2,225,000 2,316,281
Nassau Companies of New York
7.88% due 07/15/30
(d)
11,442,000 10,932,627
Galaxy Bidco Ltd.
8.13% due 12/19/29
(d)
GBP 7,500,000 10,270,642
Farmers Insurance Exchange
7.00% due 10/15/64
(d),(i)
8,520,000 8,561,286
Prudential Financial, Inc.
6.25% due 06/15/56
(i)
5,625,000 5,637,431
5.13% due 03/01/52
(i)
2,750,000 2,695,617
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
FINANCIAL - 10.2% (continued)
Dai-ichi Life Insurance Co. Ltd.
6.20%
(d),(i),(j)
8,150,000 $ 8,305,420
CBS Studio Center
6.67% due 12/31/26
(a)
22,000,000 7,558,770
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
(d)
7,150,000 7,478,264
Ascot Group Ltd.
6.35% due 06/15/35
(d),(i)
7,450,000 7,476,213
Iron Mountain, Inc.
4.75% due 01/15/34
(d)
EUR 6,550,000 7,433,649
Blackstone Mortgage Trust, Inc.
6.25% due 06/01/31
(d)
7,250,000 7,013,411
Stewart Information Services
Corp.
3.60% due 11/15/31 7,788,000 6,923,236
Rocket Companies, Inc.
6.38% due 08/01/33
(d)
6,750,000 6,864,510
Nippon Life Insurance Co.
6.50% due 04/30/55
(d),(i)
6,450,000 6,763,380
Americo Life, Inc.
3.45% due 04/15/31
(d)
7,470,000 6,679,876
Grand River Funding Trust II
7.28% due 02/15/56
(d)
6,400,000 6,646,004
Toronto-Dominion Bank
8.13% due 10/31/82
(i)
6,300,000 6,513,079
Dyal IV Issuer A
3.65% due 02/22/41
(a)
7,117,500 6,452,434
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
(d)
6,075,000 6,120,906
United Wholesale Mortgage
LLC
5.75% due 06/15/27
(d)
4,550,000 4,505,735
5.50% due 04/15/29
(d)
1,715,000 1,593,154
Osaic Holdings, Inc.
6.75% due 08/01/32
(d)
5,900,000 5,910,089
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/01/33
(d)
6,325,000 5,865,887
Blue Owl IV SR SEC A
5.94% due 08/22/45
(a)
5,746,000 5,560,370
CNO Financial Group, Inc.
6.45% due 06/15/34 5,200,000 5,418,581
Walker & Dunlop, Inc.
6.63% due 04/01/33
(d)
5,125,000 5,206,651
Blue Owl IV SR SEC B
5.94% due 08/22/45
(a)
5,304,000 5,132,649
Fortitude Group Holdings LLC
6.25% due 04/01/30
(d)
4,950,000 5,056,158
Blue Owl Capital GP LLC
7.11% due 08/22/43
(a)
5,000,000 5,039,092
Bank of Nova Scotia
8.63% due 10/27/82
(i)
4,650,000 4,837,502

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 145
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
FINANCIAL - 10.2% (continued)
Ryan Specialty LLC
5.88% due 08/01/32
(d)
4,648,000 $ 4,572,970
Grand River Funding Trust I
6.31% due 02/15/36
(d)
4,000,000 4,012,161
Sumitomo Life Insurance Co.
5.88% due 09/10/55
(d),(i)
4,000,000 3,979,960
Dyal IV Issuer B
3.65% due 02/22/41
(a)
3,832,500 3,474,387
Symetra Life Insurance Co.
6.55% due 10/01/55
(d)
3,250,000 3,333,150
Bank of New York Mellon Corp.
5.63%
(i),(j)
3,225,000 3,218,838
Rfna, LP
7.88% due 02/15/30
(d)
3,025,000 3,047,663
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
(d)
3,000,000 3,000,201
Ardonagh Finco Ltd.
6.88% due 02/15/31
(d)
EUR 2,100,000 2,414,800
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
(d)
3,184,000 2,353,734
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
(d)
1,633,000 1,634,264
Starwood Property Trust, Inc.
6.13% due 06/01/31
(d)
1,124,000 1,129,943
Atlas Mara Ltd.
due 12/31/20
(a),(h),(k)
1,183,303 1
Total Financial 951,219,442
COMMUNICATIONS - 4 .0%
British Telecommunications plc
4.88% due 11/23/81
(d),(i)
28,200,000 27,232,058
4.25% due 11/23/81
(d),(i)
5,250,000 5,216,461
Rogers Communications, Inc.
7.00% due 04/15/55
(i)
19,450,000 19,903,270
6.88% due 07/31/56
(i)
10,050,000 10,167,884
7.13% due 04/15/55
(i)
2,100,000 2,157,556
TELUS Corp.
6.63% due 06/09/56
(i)
9,505,000 9,481,139
6.38% due 06/09/56
(i)
8,180,000 8,158,908
6.63% due 10/15/55
(i)
7,850,000 7,959,311
7.00% due 10/15/55
(i)
6,350,000 6,565,824
McGraw-Hill Education, Inc.
8.00% due 08/01/29
(d)
22,136,000 22,179,652
5.75% due 08/01/28
(d)
2,863,000 2,851,046
Bell Telephone Co. of Canada
or Bell Canada
6.88% due 09/15/55
(i)
21,020,000 21,485,887
7.00% due 09/15/55
(i)
950,000 981,677
AMC Networks, Inc.
10.50% due 07/15/32
(d)
20,412,000 20,981,639
4.25% due 02/15/29 238,000 210,409
Sunrise FinCo I B.V.
4.88% due 07/15/31
(d)
20,200,000 19,103,342
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
COMMUNICATIONS - 4.0% (continued)
Altice France S.A.
6.50% due 04/15/32
(d)
10,099,095 $ 9,759,991
6.88% due 07/15/32
(d)
8,963,423 8,691,607
Verizon Communications, Inc.
6.20% due 05/14/56
(i)
18,000,000 18,197,694
Meridian Arc Holdco LLC
6.25% due 04/30/31
(d)
17,725,000 17,764,704
HUT 8 DC LLC
6.19% due 11/15/42
(d)
13,375,000 13,547,296
RD Michigan Property Owner
I LLC
7.50% due 03/30/45
(d)
13,285,000 13,241,762
Vodafone Group plc
5.13% due 06/04/81
(i)
16,875,000 13,191,938
CSC Holdings LLC
4.13% due 12/01/30
(d)
20,672,000 12,283,397
4.63% due 12/01/30
(d)
2,715,000 631,237
Outfront Media Capital LLC /
Outfront Media Capital Corp.
6.00% due 06/15/34
(d)
9,700,000 9,682,294
CCO Holdings LLC / CCO
Holdings Capital Corp.
7.00% due 02/01/33
(d)
5,000,000 4,903,429
4.50% due 06/01/33
(d)
3,843,000 3,334,110
7.38% due 02/01/36
(d)
1,320,000 1,294,504
Virgin Media Finance plc
5.00% due 07/15/30
(d)
11,400,000 8,668,289
QTS Fayetteville I Dc1-2 LLC /
QTS TRS Fayetteville I DC1-2
LLC
5.70% due 04/15/36
(d)
8,500,000 8,081,746
Paramount Global
5.25% due 04/01/44 6,271,000 4,309,182
5.90% due 10/15/40 2,332,000 1,829,482
4.90% due 08/15/44 1,797,000 1,185,687
Telenet Finance Luxembourg
Notes SARL
5.50% due 03/01/28
(d)
7,000,000 6,831,042
Vmed O2 UK Financing I plc
6.75% due 01/15/33
(d)
7,800,000 6,603,995
Meta Platforms, Inc.
6.30% due 05/15/56 5,925,000 5,897,854
Sirius XM Radio LLC
4.13% due 07/01/30
(d)
4,450,000 4,188,471
3.13% due 09/01/26
(d)
1,550,000 1,544,672
Cox Communications, Inc.
2.95% due 10/01/50
(d)
4,709,000 2,515,540
5.80% due 12/15/53
(d)
2,100,000 1,771,719
Match Group Holdings II LLC
6.13% due 09/15/33
(d)
2,500,000 2,470,456
4.13% due 08/01/30
(d)
638,000 600,458
Ziggo B.V.
4.88% due 01/15/30
(d)
1,685,000 1,581,389
Time Warner Cable LLC
4.50% due 09/15/42 1,085,000 817,749

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
146 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
COMMUNICATIONS - 4.0% (continued)
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 1,191,000 $ 759,221
Zayo Group Holdings, Inc.
9.25% (in-kind rate was
0.50%) due 03/09/30
(d),(l)
265,753 265,421
Total Communications 371,082,399
CONSUMER, CYCLICAL - 3 .4%
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
(d)
15,216,000 14,424,626
6.50% due 12/15/35
(d)
9,284,000 8,971,663
Deuce Finco plc
7.00% due 11/20/31
(d)
GBP 9,150,000 12,407,007
5.90% (3 Month EURIBOR +
3.50%) due 11/20/32
◊,(d)
EUR 8,450,000 9,809,446
Versuni Group B.V.
5.75% due 07/01/33
(d)
EUR 11,325,000 12,783,243
3.13% due 06/15/28 EUR 7,050,000 8,054,655
Intralot Capital Luxembourg
S.A.
6.73% (3 Month EURIBOR +
4.50%) due 10/15/31
◊,(d)
EUR 10,050,000 11,568,231
6.75% due 10/15/31
(d)
EUR 6,100,000 7,064,802
Murphy Oil USA, Inc.
5.88% due 06/01/34
(d)
17,775,000 17,831,045
Motel One GmbH / Muenchen
7.75% due 04/02/31 EUR 7,360,000 8,946,723
7.75% due 04/02/31
(d)
EUR 4,120,000 5,008,220
Penn Entertainment, Inc.
6.75% due 04/01/31
(d)
8,780,000 8,825,691
4.13% due 07/01/29
(d)
3,937,000 3,774,774
Flutter Treasury DAC
6.13% due 06/04/31
(d)
GBP 9,000,000 11,913,862
AZ Battery Property LLC
6.73% due 02/20/46
(a)
11,568,818 11,358,994
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
(d)
11,250,000 11,027,588
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(d)
9,275,000 9,535,859
Newell Brands, Inc.
6.38% due 05/15/30 9,000,000 9,122,373
QXO Building Products, Inc.
6.75% due 04/30/32
(d)
4,875,000 5,033,822
6.88% due 07/15/34
(d)
2,000,000 2,053,151
6.50% due 07/15/31
(d)
1,750,000 1,783,549
Essendi S.A.
5.38% due 05/15/30
(d)
EUR 2,850,000 3,316,619
5.63% due 05/15/32
(d)
EUR 2,850,000 3,314,847
6.03% (3 Month EURIBOR +
3.75%) due 05/15/32
◊,(d)
EUR 1,400,000 1,624,127
Wabash National Corp.
4.50% due 10/15/28
(d)
8,574,000 7,968,368
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
CONSUMER, CYCLICAL - 3.4% (continued)
Lottomatica Group SpA
4.63% due 04/30/32
(d)
EUR 6,900,000 $ 7,931,469
Quicktop Holdco AB
6.89% (3 Month EURIBOR +
4.50%) due 03/21/30
◊,(d)
EUR 6,000,000 7,056,526
Vail Resorts, Inc.
5.63% due 07/15/30
(d)
6,300,000 6,292,145
New Flyer Holdings, Inc.
9.25% due 07/01/30
(d)
5,550,000 5,966,244
TVL Finance plc
6.04% (3 Month EURIBOR +
3.75%, Rate Floor: 3.75%)
due 06/30/30
◊
EUR 6,150,000 5,956,828
Asmodee Group AB
4.25% due 12/15/31
(d)
EUR 5,155,000 5,922,490
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
(d)
5,450,000 5,521,548
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 09/15/32
(d)
4,870,000 4,871,062
Superior Plus, LP / Superior
General Partner, Inc.
4.50% due 03/15/29
(d)
4,800,000 4,654,335
NCL Corp. Ltd.
5.88% due 01/15/31
(d)
2,500,000 2,426,381
6.25% due 09/15/33
(d)
2,200,000 2,136,568
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
(d)
4,975,000 4,251,981
Core & Main, LP
6.00% due 07/01/34
(d)
4,220,000 4,239,846
Boots Group Finco, LP
7.38% due 08/31/32
(d)
GBP 1,500,000 2,054,040
5.38% due 08/31/32
(d)
EUR 1,600,000 1,873,252
5.38% due 08/31/32 EUR 200,000 234,156
Beach Acquisition Bidco LLC
5.25% due 07/15/32
(d)
EUR 3,450,000 4,012,938
Air Canada
4.63% due 08/15/29
(d)
CAD 5,550,000 3,941,553
Dorman Products, Inc.
6.25% due 06/15/34
(d)
3,325,000 3,363,204
Pioneer Opco LLC
7.00% due 05/15/33
(d)
3,125,000 3,180,016
Allwyn Entertainment Financing
UK plc
7.88% due 04/30/29
(d)
3,052,000 3,135,900
1011778 BC ULC / New Red
Finance, Inc.
4.00% due 10/15/30
(d)
3,255,000 3,072,879
Wolverine World Wide, Inc.
4.00% due 08/15/29
(d)
3,229,000 3,042,361
Whirlpool Corp.
4.50% due 06/01/46 3,953,000 2,353,054
4.60% due 05/15/50 990,000 590,136

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 147
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
CONSUMER, CYCLICAL - 3.4% (continued)
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 02/15/30
(d)
1,050,000 $ 1,081,951
4.75% due 06/15/31
(d)
EUR 750,000 866,805
Installed Building Products, Inc.
5.63% due 02/01/34
(d)
1,900,000 1,885,934
United Airlines, Inc.
4.63% due 04/15/29
(d)
1,700,000 1,676,431
American Airlines Class AA
Pass Through Trust
3.58% due 01/15/28 624,948 616,323
3.35% due 10/15/29 317,532 305,450
3.65% due 02/15/29 295,100 288,325
3.15% due 02/15/32 283,258 265,621
Station Casinos LLC
4.63% due 12/01/31
(d)
767,000 728,280
Air Canada Class A Pass-
Through Trust
5.25% due 04/01/29
(d)
524,883 528,189
United Airlines, Inc. Class AA
Pass-Through Trust
4.15% due 08/25/31 278,157 269,926
Total Consumer, Cyclical 314,117,432
ENERGY - 2 .2%
Sunoco, LP
4.63% due 05/01/30
(d)
20,000,000 19,317,530
7.25% due 05/01/32
(d)
1,151,000 1,193,946
ITT Holdings LLC
6.50% due 08/01/29
(d)
19,477,000 19,248,737
CVR Energy, Inc.
7.88% due 02/15/34
(d)
17,220,000 17,036,030
5.75% due 02/15/28
(d)
1,404,000 1,400,800
TransMontaigne Partners LLC
8.50% due 06/15/30
(d)
18,038,000 18,378,545
Occidental Petroleum Corp.
7.95% due 06/15/39 12,735,000 15,182,400
4.50% due 07/15/44 2,850,000 2,355,468
BP Capital Markets plc
4.88%
(i),(j)
13,079,000 12,928,785
6.13%
(i),(j)
4,125,000 4,198,433
Par Petroleum LLC
7.38% due 06/01/34
(d)
12,275,000 12,420,937
Global Partners, LP / GLP
Finance Corp.
6.88% due 01/15/29 7,750,000 7,818,425
8.25% due 01/15/32
(d)
2,200,000 2,304,146
7.13% due 07/01/33
(d)
2,120,000 2,145,126
Venture Global LNG, Inc.
9.50% due 02/01/29
(d)
5,220,000 5,618,552
6.63% due 06/15/36
(d)
3,480,000 3,430,159
9.88% due 02/01/32
(d)
3,000,000 3,202,671
Green Palm Bidco SARL
6.46% due 06/30/46
(d)
5,600,000 5,673,095
5.96% due 06/30/41
(d)
5,600,000 5,659,257
Kinetik Holdings, LP
5.88% due 06/15/30
(d)
6,100,000 6,135,447
6.63% due 12/15/28
(d)
4,164,000 4,232,823
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
ENERGY - 2.2% (continued)
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
(d)
5,640,000 $ 6,189,973
6.50% due 06/15/34
(d)
2,300,000 2,396,082
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
(d)
6,550,000 6,846,990
Targa Resources Corp.
6.05% due 05/15/56 4,700,000 4,648,892
Energy Transfer, LP
6.30% due 01/15/56 4,510,000 4,524,994
Phillips 66 Co.
6.20% due 03/15/56
(i)
1,718,000 1,725,510
5.88% due 03/15/56
(i)
1,718,000 1,705,064
Venture Global Calcasieu Pass
LLC
3.88% due 11/01/33
(d)
2,198,000 1,959,493
4.13% due 08/15/31
(d)
760,000 713,530
3.88% due 08/15/29
(d)
510,000 486,516
Cheniere Energy Partners, LP
6.05% due 11/30/56
(d)
2,375,000 2,399,047
Rockies Express Pipeline LLC
6.88% due 04/15/40
(d)
1,925,000 1,971,670
ONEOK, Inc.
7.15% due 01/15/51 1,740,000 1,929,042
MPLX, LP
5.65% due 03/01/53 1,390,000 1,296,666
Total Energy 208,674,781
CONSUMER, NON-CYCLICAL - 2 .1%
Humana, Inc.
6.63% due 09/15/56
(i)
14,550,000 14,506,290
Post Holdings, Inc.
6.50% due 03/15/36
(d)
13,950,000 13,791,576
CPI CG, Inc.
10.00% due 07/15/29
(d)
11,652,000 12,215,141
APi Group DE, Inc.
5.75% due 06/01/34
(d)
12,250,000 12,110,828
Herc Holdings, Inc.
5.75% due 03/15/31
(d)
4,950,000 4,943,742
7.00% due 06/15/30
(d)
3,390,000 3,510,574
7.25% due 06/15/33
(d)
2,370,000 2,470,860
6.63% due 06/15/29
(d)
175,000 178,670
Nexture SpA
5.33% (3 Month EURIBOR +
3.13%) due 07/30/32
◊,(d)
EUR 8,600,000 9,861,613
1261229 BC Ltd.
10.00% due 04/15/32
(d)
9,627,000 9,750,572
CompoSecure Holdings LLC
5.63% due 02/01/33
(d)
9,655,000 9,424,796
Surgery Center Holdings, Inc.
7.25% due 04/15/32
(d)
9,130,000 9,242,673
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
(d)
9,400,000 8,921,577
Verisure Holding AB
5.50% due 05/15/30
(d)
EUR 7,450,000 8,759,546

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
148 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
CONSUMER, NON-CYCLICAL - 2.1% (continued)
Cidron Atrium SE
5.91% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,(d)
EUR 3,725,000 $ 4,281,416
5.63% due 02/15/33
(d)
EUR 3,700,000 4,177,596
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
(d)
EUR 7,000,000 7,558,557
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30
(d)
EUR 3,250,000 3,843,430
7.00% due 05/21/30
(d)
3,000,000 3,106,272
5.38% due 05/21/30 EUR 400,000 473,038
Tenet Healthcare Corp.
6.75% due 05/15/31 6,924,000 7,092,987
Darling Global Finance B.V.
4.50% due 07/15/32
(d)
EUR 6,020,000 6,935,826
Sammontana Italia SpA
5.95% (3 Month EURIBOR +
3.75%) due 10/15/31
◊,(d)
EUR 4,900,000 5,632,194
Block, Inc.
6.00% due 08/15/33
(d)
4,590,000 4,621,694
Carriage Services, Inc.
4.25% due 05/15/29
(d)
4,805,000 4,598,378
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 3,550,000 3,977,611
6.13% due 09/30/32 632,000 603,627
Bausch Health Companies, Inc.
4.88% due 06/01/28
(d)
4,633,000 4,283,857
CVS Health Corp.
7.00% due 03/10/55
(i)
3,880,000 4,028,224
Horseshoe Funding Trust II
6.89% due 11/15/55
(d)
3,425,000 3,590,459
Williams Scotsman, Inc.
7.38% due 10/01/31
(d)
2,747,000 2,844,109
TriNet Group, Inc.
7.13% due 08/15/31
(d)
2,232,000 2,244,301
Nidda Healthcare Holding
GmbH
5.53% (3 Month EURIBOR +
3.25%) due 10/15/32
◊,(d)
EUR 1,900,000 2,176,355
Central Garden & Pet Co.
4.13% due 04/30/31
(d)
2,257,000 2,130,343
Grifols S.A.
3.88% due 10/15/28 EUR 1,200,000 1,362,725
DaVita, Inc.
4.63% due 06/01/30
(d)
889,000 861,225
Acadia Healthcare Company,
Inc.
7.38% due 03/15/33
(d)
600,000 617,654
Upbound Group, Inc.
6.38% due 02/15/29
(d)
130,000 128,859
Total Consumer, Non-cyclical 200,859,195
UTILITIES - 1 .9%
Sierra Pacific Power Co.
6.38% due 09/15/56
(i)
21,050,000 20,995,314
6.20% due 12/15/55
(i)
10,190,000 10,100,720
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
UTILITIES - 1.9% (continued)
Spire, Inc.
6.45% due 06/01/56
(i)
21,655,000 $ 21,799,612
6.25% due 06/01/56
(i)
2,640,000 2,629,783
Dominion Energy, Inc.
6.25% due 12/15/56
(i)
7,930,000 7,963,568
6.20% due 02/15/56
(i)
5,725,000 5,743,080
6.00% due 02/15/56
(i)
3,950,000 3,967,487
American Electric Power Co.,
Inc.
5.80% due 03/15/56
(i)
8,210,000 8,164,925
6.05% due 03/15/56
(i)
8,210,000 8,163,820
PacifiCorp
7.38% due 09/15/55
(i)
13,285,000 13,419,763
Eversource Energy
6.35% due 08/15/56
(i)
11,465,000 11,474,103
Southern Co. Gas Capital Corp.
6.05% due 09/15/56
(i)
10,425,000 10,438,678
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30
(d)
EUR 5,900,000 6,820,180
6.75% due 02/28/30
(d)
2,470,000 2,506,630
5.00% due 02/28/30 EUR 800,000 924,770
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
(i)
6,676,000 6,799,166
6.63% due 10/01/66
(i)
2,325,000 2,360,798
NiSource, Inc.
5.75% due 07/15/56
(i)
7,325,000 7,314,390
WEC Energy Group, Inc.
5.63% due 05/15/56
(i)
7,325,000 7,280,756
CMS Energy Corp.
6.50% due 06/01/55
(i)
6,710,000 6,872,208
Hope Gas Holdings LLC
6.18% due 09/01/37
(a)
3,900,000 3,861,427
6.08% due 09/01/35
(a)
2,600,000 2,576,506
Clearway Energy Operating LLC
5.75% due 01/15/34
(d)
5,500,000 5,392,820
Southern Co.
6.00% due 04/01/58
(i)
3,893,000 3,902,332
3.75% due 09/15/51
(i)
1,138,000 1,134,115
Total Utilities 182,606,951
BASIC MATERIALS - 1 .5%
Compass Minerals International,
Inc.
8.00% due 07/01/30
(d)
20,360,000 21,471,636
WR Grace Holdings LLC
6.63% due 08/15/32
(d)
16,120,000 15,634,425
7.00% due 08/01/33
(d)
4,385,000 4,269,927
Commercial Metals Co.
6.00% due 12/15/35
(d)
16,008,000 15,966,560
Kaiser Aluminum Corp.
4.50% due 06/01/31
(d)
13,250,000 12,684,330
Novelis Corp.
6.38% due 08/15/33
(d)
12,575,000 12,665,590

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 149
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
BASIC MATERIALS - 1.5% (continued)
SK Invictus Intermediate II
SARL
5.00% due 10/30/29
(d)
11,525,000 $ 11,300,473
Perimeter Holdings LLC
6.25% due 01/15/34
(d)
10,570,000 10,550,086
Minerals Technologies, Inc.
5.00% due 07/01/28
(d)
8,060,000 7,999,550
Corp. Nacional del Cobre de
Chile
6.78% due 01/13/55
(d)
6,950,000 7,482,439
Alumina Pty Ltd.
6.38% due 09/15/32
(d)
6,700,000 6,823,200
SCIL IV LLC / SCIL USA
Holdings LLC
9.50% due 07/15/28
(d)
EUR 3,500,000 4,123,823
Arsenal AIC Parent LLC
8.00% due 10/01/30
(d)
3,800,000 3,960,360
SNF Group SACA
5.63% due 03/31/31
(d)
3,500,000 3,539,255
Dow Chemical Co.
6.90% due 05/15/53 1,950,000 2,036,711
Mirabela Nickel Ltd.
due 06/24/19
(a),(h),(k)
1,885,418 4,713
Total Basic Materials 140,513,078
INDUSTRIAL - 1 .4%
Homestead Spe Issuer LLC
7.21% due 04/01/55
(a)
18,000,000 18,223,995
AmeriTex HoldCo Intermediate
LLC
7.63% due 08/15/33
(d)
15,090,000 15,766,907
Biffa Group Holdings Ltd.
5.25% due 06/15/31
(d)
EUR 6,575,000 7,531,024
7.38% due 06/15/31
(d)
GBP 5,600,000 7,487,762
Standard Building Solutions,
Inc.
6.25% due 08/01/33
(d)
12,200,000 12,115,126
New Enterprise Stone & Lime
Company, Inc.
5.25% due 07/15/28
(d)
5,870,000 5,846,590
9.75% due 07/15/28
(d)
5,350,000 5,359,338
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 04/01/32
(d)
7,455,000 7,390,845
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
6.25% due 01/30/31
(d)
3,325,000 3,362,211
5.00% due 01/30/31
(d)
EUR 2,900,000 3,341,269
Sealed Air Corp.
6.88% due 07/15/33
(d)
6,585,000 6,550,023
GrafTech Finance, Inc.
4.63% due 12/23/29
(d)
10,000,000 6,355,323
DAE Funding LLC
4.95% due 01/15/33
(d)
6,230,000 6,011,333
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
(d)
6,520,000 4,792,200
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
INDUSTRIAL - 1.4% (continued)
Builders FirstSource, Inc.
6.75% due 05/15/35
(d)
3,880,000 $ 3,955,935
6.38% due 06/15/32
(d)
800,000 811,866
Waste Pro USA, Inc.
7.00% due 02/01/33
(d)
4,520,000 4,625,275
TransDigm, Inc.
6.25% due 01/31/34
(d)
2,865,000 2,923,435
6.88% due 12/15/30
(d)
770,000 791,329
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 1,900,000 2,243,031
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 02/01/32
(d)
1,650,000 1,711,829
Amsted Industries, Inc.
6.38% due 03/15/33
(d)
254,000 256,830
Total Industrial 127,453,476
TECHNOLOGY - 0 .7%
TeamSystem SpA
5.45% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,(d)
EUR 17,700,000 19,868,216
5.70% (3 Month EURIBOR +
3.50%) due 07/31/31
◊
EUR 800,000 905,988
5.70% (3 Month EURIBOR +
3.50%) due 07/31/31
◊,(d)
EUR 350,000 396,370
Fair Isaac Corp.
6.25% due 09/15/34
(d)
10,032,000 9,881,308
6.00% due 05/15/33
(d)
7,567,000 7,451,438
Dye & Durham Ltd.
8.63% due 04/15/29
(d)
10,631,000 7,451,310
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
(d)
4,900,000 5,125,945
6.25% due 07/01/33
(d)
EUR 1,625,000 1,943,943
Oracle Corp.
5.88% due 09/26/45 2,750,000 2,407,275
5.95% due 09/26/55 2,750,000 2,337,000
5.20% due 09/26/35 643,000 601,981
Capstone Borrower, Inc.
8.00% due 06/15/30
(d)
5,325,000 5,058,920
SS&C Technologies, Inc.
6.50% due 06/01/32
(d)
4,500,000 4,538,390
TeamSystem S.p.A.
6.50% due 07/01/32
(d)
EUR 1,900,000 2,167,320
Total Technology 70,135,404
TRANSPORTATION - 0 .4%
Terminal Investment Limited
Holding
6.23% due 10/01/40
(a)
20,000,000 19,674,466
Aitx Finco LLC
6.00% due 10/23/35
(a)
18,400,000 18,249,748
Total Transportation 37,924,214

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
150 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.9% (continued)
INFRASTRUCTURE - 0 .1%
QTS Good News Facility
6.66% (SOFR + 3.00%) due
10/09/28
◊,(a)
6,274,426 $ 6,274,426
Total Corporate Bonds
(Cost $2,687,686,261) 2,610,860,798
COLLATERALIZED MORTGAGE OBLIGATIONS - 24 .0%
GOVERNMENT AGENCY - 13 .9%
Uniform MBS 30 Year
5.50% due 08/01/56 731,109,068 732,417,015
3.00% due 08/15/56 142,250,000 123,946,425
5.00% due 08/01/56 126,040,536 123,707,041
Freddie Mac
5.50% due 02/01/56
(m)
72,722,287 73,000,658
5.50% due 02/01/53
(m)
43,118,364 43,830,980
5.50% due 03/01/55 25,682,933 25,849,043
5.00% due 06/01/53 22,700,498 22,515,601
5.00% due 02/01/53 20,135,233 19,982,530
Fannie Mae
5.00% due 04/01/56 69,537,266 68,398,764
5.50% due 05/01/55 58,914,376 59,292,395
Total Government Agency 1,292,940,452
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8 .9%
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(d)
54,599,420 56,696,950
2026-NQM1, 5.40% due
02/25/71
(d)
47,019,455 46,848,883
2026-NQM1, 5.76% due
02/25/71
(d)
7,407,081 7,380,284
2026-NQM1, 6.63% (WAC)
due 02/25/71
◊,(d)
5,557,889 5,277,277
2026-NQM1, 5.60% due
02/25/71
(d)
4,938,620 4,920,741
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,(d)
3,226,971 3,224,342
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,(a),(d),(n)
68,150,030 2,146,726
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,(a),(d),(n)
68,150,030 890,414
Morgan Stanley Residential
Mortgage Loan Trust
2026-NQM4, 6.69% (WAC)
due 03/25/71
◊,(d)
14,137,000 13,127,415
2026-NQM6, 6.61% (WAC)
due 05/26/71
◊,(d)
14,106,000 12,862,963
2026-NQM2, 1.91% (WAC)
due 01/26/71
◊,(d),(n)
238,539,078 10,089,607
2025-NQM10, 1.75% (WAC)
due 11/25/70
◊,(d),(n)
238,779,884 8,968,214
2026-NQM1, 1.83% (WAC)
due 12/25/70
◊,(d),(n)
225,828,176 8,871,005
2026-NQM4, 1.44% (WAC)
due 03/25/71
◊,(d),(n)
276,729,149 8,851,514
2026-NEW1, 6.41% (WAC)
due 04/27/71
◊,(d)
8,483,000 7,405,530
2026-NQM2, 6.81% (WAC)
due 01/26/71
◊,(d)
7,849,000 7,337,272
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
2026-NQM1, 6.77% (WAC)
due 12/25/70
◊,(d)
7,209,730 $ 6,756,090
2026-NQM6, 1.02% (WAC)
due 05/26/71
◊,(d),(n)
254,065,000 5,482,248
2026-NQM2, 6.19% (WAC)
due 01/26/71
◊,(d)
4,938,000 4,839,198
2026-NQM1, 6.18% (WAC)
due 12/25/70
◊,(d)
4,210,000 4,126,178
2026-NEW1, 0.99% (WAC)
due 04/27/71
◊,(d),(n)
173,160,813 3,583,234
2026-NQM4, 0.32% (WAC)
due 03/25/71
◊,(d),(n)
276,729,149 2,994,486
2026-NQM6, 0.32% (WAC)
due 05/26/71
◊,(d),(n)
254,065,000 2,942,383
2025-NQM10, 7.02% (WAC)
due 11/25/70
◊,(d)
2,945,200 2,827,715
2025-NQM10, 6.84% (WAC)
due 11/25/70
◊,(d)
2,600,000 2,597,335
2025-NQM10, 0.33% (WAC)
due 11/25/70
◊,(d),(n)
238,779,884 2,234,502
2026-NEW1, 0.34% (WAC)
due 04/27/71
◊,(d),(n)
173,160,813 2,191,748
2026-NQM2, 0.32% (WAC)
due 01/26/71
◊,(d),(n)
238,539,078 2,133,637
2026-NQM1, 0.32% (WAC)
due 12/25/70
◊,(d),(n)
225,828,176 2,022,201
2025-NQM3, 5.86% (WAC)
due 05/25/70
◊,(d)
688,704 687,800
GCAT Trust
2025-NQM3, 5.96% due
05/25/70
(d),(o)
16,782,631 16,785,040
2025-NQM4, 5.88% due
06/25/70
(d),(o)
10,226,615 10,235,738
2025-NQM1, 5.83% due
11/25/69
(d),(o)
7,728,085 7,734,163
2022-NQM5, 5.71% due
08/25/67
(d),(o)
6,663,787 6,624,630
2023-NQM2, 6.60% due
11/25/67
(d),(o)
1,832,950 1,826,897
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(d)
39,508,115 39,525,775
FIGRE Trust
2026-HE2, 5.55% (WAC) due
01/25/56
◊,(d)
12,563,322 12,428,089
2025-HE8, 5.46% (WAC) due
11/25/55
◊,(d)
8,636,159 8,532,514
2024-HE5, 5.70% (WAC) due
10/25/54
◊,(d)
5,167,326 5,166,591
2024-HE6, 5.97% (WAC) due
12/25/54
◊,(d)
3,140,716 3,143,403
2025-HE1, 6.03% (WAC) due
01/25/55
◊,(d)
2,711,587 2,724,828
2024-HE4, 5.25% (WAC) due
09/25/54
◊,(d)
2,404,575 2,393,163
2024-HE4, 5.30% (WAC) due
09/25/54
◊,(d)
2,068,520 2,053,344
2025-PF1, 6.11% (WAC) due
06/25/55
◊,(d)
882,040 885,143
2026-HE5, 5.96% (WAC) due
06/25/56
◊,(d)
681,239 681,646

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 151
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
2025-PF1, 5.91% (WAC) due
06/25/55
◊,(d)
551,275 $ 553,361
PRPM LLC
2025-6, 5.77% due
08/25/28
(d),(o)
11,329,665 11,292,614
2025-3, 6.26% due
05/25/30
(d),(o)
10,447,946 10,444,218
2026-3, 5.96% due
04/25/31
(d),(o)
2,637,841 2,634,572
2026-1, 5.19% due 02/25/31
(d)
1,596,772 1,576,549
2026-2, 5.09% due
02/25/31
(d),(o)
1,142,420 1,126,219
2025-RCF3, 5.25% due
07/25/55
(d),(o)
200,000 198,272
OBX Trust
2024-NQM5, 6.51% due
01/25/64
(d)
12,495,000 12,532,924
2024-NQM6, 6.92% (WAC)
due 02/25/64
◊,(d)
6,901,000 6,945,596
2024-NQM4, 6.62% (WAC)
due 01/25/64
◊,(d)
5,250,000 5,264,942
2025-NQM13, 5.82% due
05/25/65
(d),(o)
1,158,409 1,157,214
Mill City Securities Ltd.
2024-RS1, 4.00% due
11/01/69
(d),(o)
23,164,000 21,988,056
2024-RS2, 3.00% due
08/01/69
(d),(o)
2,605,253 2,486,537
Easy Street Mortgage Loan
Trust
2025-RTL2, 5.61% due
10/25/40
(d),(o)
24,450,000 24,396,195
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 4.48% (1 Month
Term SOFR + 0.83%, Rate
Floor: 0.83%) due 04/25/37
◊
21,534,028 7,615,513
2007-HE2, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 04/25/37
◊
16,408,739 5,804,998
2007-HE4, 3.93% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
7,795,316 5,502,378
2007-HE1, 4.22% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.57%) due 01/25/37
◊
6,469,631 2,881,589
2007-HE4, 4.01% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
1,718,466 1,001,005
Ameriquest Mortgage Securities
Trust
2006-M3, 3.94% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 10/25/36
◊
16,764,380 9,361,305
2006-M3, 4.00% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 10/25/36
◊
29,628,836 8,867,831
2006-M3, 3.86% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
12,317,254 3,686,763
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 12/25/36
◊
18,892,051 $ 9,541,793
2006-WMC3, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,250,024 5,477,265
2006-HE3, 3.93% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 11/25/36
◊
4,149,893 3,869,799
2006-WMC4, 3.92% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 12/25/36
◊
2,749,616 1,390,486
Long Beach Mortgage Loan
Trust
2006-6, 4.26% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 07/25/36
◊
12,732,595 5,049,897
2006-8, 4.08% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
15,086,761 3,567,868
2006-1, 4.14% (1 Month Term
SOFR + 0.49%, Rate Floor:
0.38%) due 02/25/36
◊
3,307,916 2,963,201
2006-4, 4.08% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 05/25/36
◊
9,421,969 2,650,325
2006-6, 4.06% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 07/25/36
◊
3,964,776 1,584,363
2006-8, 3.94% (1 Month Term
SOFR + 0.29%, Rate Floor:
0.18%) due 09/25/36
◊
4,088,229 964,472
2006-6, 3.96% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 07/25/36
◊
2,295,125 915,214
RALI Series Trust
2006-QO6, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
30,674,403 6,030,002
2007-QO2, 3.91% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 02/25/47
◊
12,616,122 3,725,880
2006-QO8, 4.16% (1 Month
Term SOFR + 0.51%, Rate
Floor: 0.40%) due 10/25/46
◊
2,010,452 1,959,653
2006-QO6, 4.22% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 06/25/46
◊
7,981,062 1,606,666
2006-QO6, 4.28% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 06/25/46
◊
5,035,370 1,028,316
2006-QO2, 4.30% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 02/25/46
◊
5,947,913 962,440
2006-QO2, 4.44% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 02/25/46
◊
3,182,638 521,945
2006-QO2, 4.20% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
213,333 34,022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
152 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
Verus Securitization Trust
2025-2, 5.66% due
03/25/70
(d),(o)
14,016,689 $ 14,013,081
Morgan Stanley ABS Capital I,
Inc. Trust
2006-HE8, 3.98% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 10/25/36
◊
17,207,081 7,394,883
2007-HE2, 3.97% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
6,962,824 3,156,553
2006-HE6, 3.96% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 09/25/36
◊
4,018,218 1,337,572
2007-HE4, 3.99% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 02/25/37
◊
3,512,240 1,080,220
2006-HE4, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
1,996,132 967,195
CAFL Issuer, LP
2025-RRTL2, 5.62% due
11/28/40
(d),(o)
13,500,000 13,455,574
American Home Mortgage
Assets Trust
2006-6, 3.97% (1 Month Term
SOFR + 0.32%, Rate Floor:
0.21%) due 12/25/46
◊
5,683,208 5,156,427
2006-1, 3.95% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.19%) due 05/25/46
◊
4,416,832 4,244,243
2006-3, 4.68% (1 Year CMT
Rate + 0.94%, Rate Floor:
0.94%) due 10/25/46
◊
4,293,530 2,797,722
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 3.98% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 11/25/36
◊
19,883,173 6,342,283
2006-2, 3.91% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
17,484,380 5,577,353
HOMES Trust
2025-AFC3, 5.34% due
08/25/60
(d),(o)
10,327,054 10,255,376
2025-AFC2, 5.73% due
06/25/60
(d),(o)
1,412,612 1,411,015
RCKT Mortgage Trust
2025-CES8, 5.50% (WAC)
due 08/25/55
◊,(d)
7,550,000 7,541,589
2025-CES7, 5.73% due
07/25/55
(d),(o)
3,156,000 3,162,137
Carrington Mortgage Loan Trust
Series
2005-NC3, 4.81% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 06/25/35
◊
11,000,000 10,514,287
COLT Mortgage Loan Trust
2025-3, 5.71% due
03/25/70
(d),(o)
9,192,709 9,173,116
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.66% due
10/25/40
(d),(o)
5,210,000 $ 5,164,834
2023-FIG4, 7.12% (WAC) due
11/25/53
◊,(d)
2,859,504 2,921,924
2025-LOC4, 5.93% (30 Day
Average SOFR + 2.30%)
due 06/25/55
◊,(d)
1,000,000 1,006,115
GS Mortgage-Backed Securities
Trust
2025-NQM3, 5.49% due
11/25/65
(d),(o)
4,490,500 4,476,243
2025-HE1, 5.68% (30 Day
Average SOFR + 2.05%,
Rate Floor: 2.05%) due
10/25/55
◊,(d)
2,600,000 2,621,020
2026-NQM4, 5.82% due
06/25/66
(d),(o)
1,695,873 1,688,779
New Residential Mortgage Loan
Trust
2025-NQM3, 5.99% due
05/25/65
(d)
8,440,278 8,454,348
GSAMP Trust
2007-NC1, 4.02% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
15,881,333 8,295,144
Master Asset-Backed Securities
Trust
2006-WMC3, 4.08% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 08/25/36
◊
9,362,733 3,162,859
2006-HE3, 3.96% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 08/25/36
◊
8,600,848 2,357,503
2006-HE3, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,231,256 1,982,059
IXIS Real Estate Capital Trust
2007-HE1, 3.92% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 05/25/37
◊
22,096,390 4,353,311
2007-HE1, 3.99% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 05/25/37
◊
15,654,982 3,084,107
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, 4.01% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.25%) due 03/25/37
◊
7,991,729 7,003,101
LSTAR Securities Investment
Ltd.
2024-1, 7.69% (30 Day
Average SOFR + 4.10%,
Rate Floor: 3.10%) due
01/01/29
◊,(d)
6,428,175 6,424,084
SG Residential Mortgage Trust
2025-1, 5.35% due
12/25/65
(d),(o)
5,885,898 5,829,770

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 153
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
GSAA Home Equity Trust
2006-3, 4.36% (1 Month Term
SOFR + 0.71%, Rate Floor:
0.60%) due 03/25/36
◊
8,632,257 $ 4,050,630
2006-9, 4.24% (1 Month Term
SOFR + 0.59%, Rate Floor:
0.48%) due 06/25/36
◊
6,586,613 1,554,457
2007-7, 4.30% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,(a)
65,499 64,296
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(d)
5,391,044 5,395,447
CIM Trust
2025-R1, 5.00% due
02/25/99
(d),(o)
3,673,543 3,635,643
2026-R1, 4.75% due
12/25/65
(d),(o)
1,390,740 1,364,811
Argent Securities Trust
2006-W5, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
7,432,995 4,917,988
First NLC Trust
2007-1, 4.04% (1 Month Term
SOFR + 0.39%, Rate Floor:
0.28%) due 08/25/37
◊,(d)
5,646,360 2,782,144
2007-1, 3.83% (1 Month Term
SOFR + 0.18%, Rate Floor:
0.07%) due 08/25/37
◊,(d)
4,281,816 2,109,911
BRAVO Residential Funding
Trust
2025-NQM7, 5.81% due
07/25/65
(d),(o)
3,409,518 3,407,337
2025-CES2, 5.19% due
07/26/55
(d),(o)
1,250,000 1,239,343
Alternative Loan Trust
2007-OA7, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 05/25/47
◊
4,889,775 4,571,775
Merrill Lynch Mortgage
Investors Trust
2007-HE2, 4.18% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 02/25/37
◊
6,377,930 1,737,686
2007-HE2, 4.28% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 02/25/37
◊
4,616,708 1,257,785
2007-HE2, 4.00% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 02/25/37
◊
3,670,756 1,000,167
2007-HE2, 4.60% (1 Month
Term SOFR + 0.95%, Rate
Floor: 0.84%) due 02/25/37
◊
1,493,761 406,903
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due
04/25/61
(d)
4,392,325 4,395,368
Home Equity Loan Trust
2007-FRE1, 3.95% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
4,340,538 4,156,108
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
Lehman XS Trust
2006-18N, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/36
◊
2,266,536 $ 2,356,595
2006-10N, 4.18% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 07/25/46
◊
1,671,870 1,668,167
ACE Securities Corp. Home
Equity Loan Trust
2007-ASP1, 4.52% (1 Month
Term SOFR + 0.87%, Rate
Floor: 0.76%) due 03/25/37
◊
9,552,315 3,838,402
HSI Asset Securitization Corp.
Trust
2007-HE1, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 01/25/37
◊
5,082,574 3,496,229
Cross Mortgage Trust
2026-NQM3, 5.48% due
03/25/71
(d),(o)
2,291,759 2,274,306
2025-H6, 5.64% due
07/25/70
(d),(o)
1,135,276 1,131,388
ACHM Trust
2025-HE1, 5.92% (WAC) due
03/25/55
◊,(d)
2,745,766 2,760,252
2025-HE3, 5.45% (WAC) due
11/25/55
◊,(d)
632,225 623,818
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.58% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
3,059,814 2,682,898
First Franklin Mortgage Loan
Trust
2006-FF16, 4.18% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 12/25/36
◊
6,428,139 2,468,468
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
(d),(o)
1,378,165 1,381,246
2026-CES2, 5.58% due
05/25/56
(d),(o)
850,000 850,134
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
(d),(o)
1,650,000 1,637,457
Morgan Stanley Mortgage Loan
Trust
2006-9AR, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,232,539 1,455,377
Alliance Bancorp Trust
2007-OA1, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
1,579,120 1,422,012
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(d),(o)
1,400,000 1,392,975

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
154 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.9% (continued)
Deephaven Residential
Mortgage Trust
2026-CES1, 5.68% due
03/25/61
(d),(o)
1,150,000 $ 1,148,287
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(d),(o)
1,000,000 997,697
Towd Point Mortgage Trust
2025-1, 4.80% (WAC) due
06/25/65
◊,(d)
840,207 840,677
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(d)
800,000 751,117
Aspire Mortgage Trust
2026-2, 5.73% due
04/26/66
(d),(o)
491,623 489,699
Morgan Stanley Re-REMIC
Trust
2010-R5, 4.80% due
06/26/36
(a),(d)
273,024 279,996
Nomura Resecuritization Trust
2015-4R, 2.29% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,(a),(d)
185,012 183,306
Total Residential Mortgage-Backed Securities 832,805,243
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .9%
BX Trust
2024-VLT4, 6.07% (1 Month
Term SOFR + 2.44%,
Rate Floor: 2.44%) due
06/15/41
◊,(d)
19,813,675 19,813,675
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(d)
3,350,000 3,353,141
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(d)
21,644,000 18,775,953
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 6.63% (1 Month
Term SOFR + 3.00%,
Rate Floor: 2.64%) due
06/15/38
◊,(d)
15,000,000 11,711,391
SMRT
2022-MINI, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,(d)
10,000,000 9,987,500
GS Mortgage Securities Corp.
Trust
2020-DUNE, 6.39% (1 Month
Term SOFR + 2.76%,
Rate Floor: 2.65%) due
12/15/36
◊,(d)
5,871,993 5,590,370
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
2020-DUNE, 5.79% (1 Month
Term SOFR + 2.16%,
Rate Floor: 1.90%) due
12/15/36
◊,(d)
2,199,997 $ 2,138,485
MHP
2022-MHIL, 6.24% (1 Month
Term SOFR + 2.61%,
Rate Floor: 2.61%) due
01/15/39
◊,(d)
7,200,000 7,197,750
BX Commercial Mortgage Trust
2024-AIRC, 6.22% (1 Month
Term SOFR + 2.59%,
Rate Floor: 2.59%) due
08/15/41
◊,(d)
5,637,133 5,658,272
RWC Commercial Mortgage
Trust
2025-1, 5.26% due 06/27/40
(d)
1,000,000 987,040
2025-1, 5.76% due 06/27/40
(d)
300,000 294,119
2025-1, 6.26% due 06/27/40
(d)
300,000 293,537
MILE Trust
2025-STNE, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/15/42
◊,(d)
500,000 503,672
Total Commercial Mortgage-Backed Securities 86,304,905
MILITARY HOUSING - 0 .3%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due
10/25/52
◊,(d),(n)
151,031,372 8,450,386
2015-R1, 0.70% (WAC) due
11/25/52
◊,(d),(n)
140,689,634 6,414,871
2015-R1, 0.70% (WAC) due
11/25/55
◊,(d),(n)
60,544,684 3,330,418
Capmark Military Housing Trust
2007-AET2, 6.06% due
10/10/52
(a),(d)
5,272,638 5,032,746
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, 7.15% due
08/10/36
(a),(d)
3,015,502 3,189,389
Total Military Housing 26,417,810
Total Collateralized Mortgage Obligations
(Cost $2,396,924,258) 2,238,468,410
SENIOR FLOATING RATE INTERESTS - 23 .7%
CONSUMER, CYCLICAL - 6 .2%
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
23,272,642 23,230,286
Betclic Everest Group SAS
4.73% (3 Month EURIBOR +
2.50%) due 12/10/31
◊
EUR 13,150,000 15,040,852
5.23% (3 Month EURIBOR +
3.00%) due 12/10/31
◊
EUR 7,000,000 8,007,497

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 155
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
QSRP Finco SARL
5.91% (6 Month EURIBOR +
3.75%) due 06/19/31
◊
EUR 20,150,000 $ 22,963,822
Hunter Douglas, Inc.
5.29% (3 Month EURIBOR +
3.00%) due 01/17/32
◊
EUR 16,400,000 18,838,555
6.73% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
3,940,000 3,931,805
Casper Bidco Sasu
5.43% (1 Month EURIBOR +
3.25%) due 03/21/31
◊
EUR 19,346,376 22,188,995
Peer Holding III BV
6.23% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
10,263,700 10,276,530
5.04% (3 Month EURIBOR +
2.75%) due 09/29/32
◊
EUR 5,000,000 5,718,612
6.23% (3 Month Term SOFR
+ 2.50%) due 10/28/30
◊
3,421,250 3,425,527
5.04% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 1,000,000 1,144,282
5.04% (3 Month EURIBOR +
2.75%) due 07/01/31
◊
EUR 1,000,000 1,143,928
Pacific Bells LLC
7.23% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
21,122,915 21,152,699
Scientific Games Corp.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
21,104,099 20,787,537
FR Refuel LLC
8.51% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/08/28
◊
20,771,472 20,576,843
MB2 Dental Solutions LLC
9.14% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 02/13/31
◊,(a)
17,143,686 16,983,444
9.14% (1 Month Term SOFR +
5.50%, Rate Floor: 1.00%)
due 02/13/31
◊,(a)
2,057,774 2,038,540
9.14% (3 Month Term SOFR +
0.50%, Rate Floor: 1.00%)
due 02/13/31
◊,(a)
40,400 37,069
FCG Acquisitions, Inc.
6.89% (1 Month Term SOFR
+ 3.25%) due 03/04/33
◊
18,601,979 18,657,227
Fertitta Entertainment LLC
6.89% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 01/27/29
◊
18,441,949 18,413,917
Caesars Entertainment, Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/31
◊
9,974,675 9,560,128
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
8,703,593 8,396,269
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
Allwyn Entertainment Financing
UK Plc
5.18% (1 Month EURIBOR +
3.00%) due 03/26/32
◊
EUR 15,400,000 $ 17,553,329
Dealer Tire Financial LLC
6.64% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
16,421,944 16,257,724
Vista Management Holding, Inc.
7.44% (3 Month Term SOFR
+ 3.75%) due 04/01/31
◊
16,094,414 16,146,721
NFM & J LLC
9.52% (3 Month Term SOFR +
5.75%, Rate Floor: 1.00%)
due 11/30/28
◊,(a)
8,180,555 8,076,749
9.51% (3 Month Term SOFR +
5.75%, Rate Floor: 1.00%)
due 11/30/28
◊,(a)
8,047,110 7,944,998
Beach Acquisition Bidco LLC
5.18% (1 Month EURIBOR +
3.00%) due 09/12/32
◊
EUR 11,700,000 13,390,643
6.39% (1 Month Term SOFR
+ 2.75%) due 09/12/32
◊
1,930,312 1,937,898
Clarios Global, LP
4.76% (1 Month EURIBOR +
2.75%) due 01/28/32
◊
EUR 12,210,000 13,978,522
6.14% (1 Month Term SOFR
+ 2.50%) due 05/06/30
◊
942,115 942,115
Park River Holdings, Inc.
8.19% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 03/15/31
◊
14,762,997 14,729,042
Elvis UK Holdco Ltd.
5.49% (3 Month EURIBOR +
3.30%) due 10/31/31
◊
EUR 10,600,000 12,162,333
PetSmart LLC
7.65% (1 Month Term SOFR
+ 4.00%) due 08/18/32
◊
12,154,538 12,129,256
LaserAway Intermediate
Holdings II LLC
9.69% (3 Month Term SOFR +
5.75%, Rate Floor: 0.75%)
due 10/14/27
◊
11,970,480 11,880,701
Entain Holdings (Gibraltar) Ltd.
5.98% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
6,765,915 6,754,616
5.79% (3 Month EURIBOR +
3.50%) due 06/30/28
◊
EUR 3,295,850 3,795,030
Sandy Bidco BV
6.26% (6 Month EURIBOR +
3.85%) due 08/17/29
◊
EUR 9,175,000 9,557,991
TRQ Sales LLC
6.98% (3 Month Term SOFR
+ 3.25%) due 12/30/32
◊
9,441,338 9,252,511
Quimper AB
5.10% (3 Month EURIBOR +
2.98%) due 03/31/30
◊
EUR 7,620,000 8,724,393

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
156 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
Allwyn Entertainment Financing
US LLC
6.18% (3 Month Term SOFR
+ 2.50%) due 01/18/33
◊
6,000,000 $ 5,917,500
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
1,930,943 1,886,300
Curriculum Associates LLC
8.41% (3 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 05/07/32
◊,(a)
4,791,041 4,743,131
8.41% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 05/07/32
◊,(a)
2,867,375 2,867,375
Gibson Brands, Inc.
8.94% (3 Month Term SOFR +
5.00%, Rate Floor: 0.75%)
due 08/11/28
◊
7,926,500 7,453,764
PCI Gaming Authority, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
7,056,000 7,049,861
Scientific Games Holdings, LP
5.85% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 5,640,000 6,352,779
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR
+ 3.25%) due 08/30/32
◊
6,119,250 6,134,548
Shaw Development LLC
9.66% (3 Month Term SOFR
+ 6.00%) due 10/30/29
◊,(a)
5,908,325 5,756,358
Alterra Mountain Co.
6.14% (1 Month Term SOFR
+ 2.50%) due 08/17/28
◊
3,565,916 3,565,916
6.14% (1 Month Term SOFR
+ 2.50%) due 05/31/30
◊
2,034,625 2,030,393
Grant Thornton Advisors
Holding LLC
5.43% (1 Month EURIBOR +
3.25%) due 09/23/32
◊
EUR 4,800,000 5,444,022
SGH2 LLC
8.23% (3 Month Term SOFR
+ 4.50%) due 08/18/32
◊
5,359,500 5,346,101
Arcis Golf LLC
6.39% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/24/28
◊
5,277,605 5,284,202
Accuride Corp.
8.15% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,(a),(b),(l)
2,643,370 5,100,774
United Airlines, Inc.
5.40% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
4,306,649 4,291,834
Parts Europe SA
4.99% (3 Month EURIBOR +
2.75%) due 02/06/31
◊
EUR 3,550,000 4,069,827
Versuni Group BV
due 06/16/33
(p)
EUR 3,400,000 3,889,356
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
International Entertainment Jjco
3 Ltd.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/29/32
◊
2,475,094 $ 2,472,000
5.40% (3 Month EURIBOR +
3.25%) due 04/29/32
◊
EUR 1,000,000 1,147,356
Tacala Investment Corp.
6.64% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 01/31/31
◊
3,521,054 3,521,793
Motel One GmbH
5.70% (3 Month EURIBOR +
3.63%) due 06/04/32
◊
EUR 3,000,000 3,453,206
Gulfside Supply, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 06/17/31
◊
3,468,778 2,911,623
Openlane, Inc.
6.15% (3 Month Term SOFR
+ 2.50%) due 10/08/32
◊
2,487,500 2,493,719
AI Aqua Merger Sub, Inc.
6.12% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/31/28
◊
2,313,401 2,310,301
Evergreen Acqco 1, LP
6.17% (3 Month Term SOFR
+ 2.50%) due 09/17/32
◊
2,275,583 2,274,445
SHO Holding I Corp.
10.49% (3 Month Term SOFR
+ 6.50%, Rate Floor:
1.00%) due 06/30/29
◊,(a)
1,664,691 1,652,143
10.99% (3 Month Term SOFR
+ 7.00%, Rate Floor:
1.00%) due 06/30/29
◊,(a)
642,762 565,631
Pioneer Opco LLC
6.89% (1 Month Term SOFR
+ 3.25%) due 05/15/33
◊
1,850,000 1,855,624
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
1,795,500 1,796,254
White Cap Supply Holdings LLC
6.89% (1 Month Term SOFR
+ 3.25%) due 10/19/29
◊
1,730,500 1,726,468
Eden SAS
5.54% (3 Month EURIBOR +
3.25%) due 06/22/29
◊
EUR 1,500,000 1,723,176
Total Consumer, Cyclical 574,816,716
CONSUMER, NON-CYCLICAL - 4 .3%
Women's Care Holdings, Inc.
8.26% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
29,813,326 28,769,860
Almaviva Development Sasu
6.54% (3 Month EURIBOR +
4.25%) due 04/08/31
◊
EUR 18,500,000 21,237,493

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 157
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Nidda Healthcare Holding
GmbH
5.45% (3 Month EURIBOR +
3.25%) due 12/09/32
◊
EUR 17,347,239 $ 19,824,968
7.98% (1 Month SONIA +
4.25%) due 12/09/32
◊
GBP 1,000,000 1,326,200
Compleat Food Group Holdings
Ltd.
9.23% (3 Month SONIA +
5.50%) due 01/31/28
◊
GBP 15,950,000 21,011,800
Upbound Group, Inc.
6.43% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/13/32
◊
19,238,518 19,246,599
Inspired Finco Holdings Ltd.
5.18% (1 Month EURIBOR +
3.00%) due 02/28/31
◊
EUR 7,404,208 8,495,598
6.41% (3 Month Term SOFR
+ 2.75%) due 02/28/31
◊
8,100,000 8,100,000
Auxey Midco Ltd.
9.65% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
15,624,138 15,493,989
Hopper Merger Sub, Inc.
5.99% (3 Month Term SOFR
+ 2.25%) due 04/07/33
◊
14,850,000 14,518,994
Shilton Bidco Ltd.
6.04% (3 Month EURIBOR +
3.75%) due 01/11/30
◊
EUR 11,800,000 13,447,796
Cube Healthcare Europe Bidco
SAS
5.38% (1 Month EURIBOR +
3.25%) due 10/30/29
◊
EUR 11,400,000 13,134,427
Rainbow UK Bidco Ltd.
8.23% (6 Month SONIA +
4.50%) due 02/26/29
◊
GBP 9,750,000 12,958,121
Artisan Newco BV
5.58% (3 Month EURIBOR +
3.50%) due 04/05/32
◊
EUR 11,325,000 12,930,791
Blue Ribbon LLC
4.91% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,(l)
14,385,818 7,405,963
7.65% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,(a),(l)
5,720,598 5,320,156
Merative, LP
8.23% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 09/30/32
◊,(a)
10,937,571 10,937,571
IVI America LLC
6.48% (3 Month Term SOFR
+ 2.75%) due 04/09/31
◊
9,919,340 9,919,340
due 04/09/31
(p)
715,000 715,000
Eagle Bidco Ltd.
5.43% (1 Month EURIBOR +
3.25%) due 02/29/32
◊
EUR 8,950,000 10,205,129
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Red Spv LLC
5.90% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
10,147,500 $ 10,143,238
Pacific Dental Services LLC
5.89% (1 Month Term SOFR
+ 2.25%) due 03/15/31
◊
9,776,250 9,772,926
Eagle Parent Corp.
7.98% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 04/02/29
◊
8,605,214 8,641,787
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
8,538,792 8,526,326
Grant Thornton Advisors
Holding LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
8,796,040 8,355,358
Florida Food Products LLC
8.99% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/15/30
◊
7,343,191 5,534,563
9.23% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/15/30
◊
2,814,897 2,793,785
Lernen US Finco LLC
7.01% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
8,404,571 8,254,886
US Fertility Enterprises LLC
6.98% (3 Month Term SOFR
+ 3.25%) due 12/30/32
◊
7,526,989 7,537,979
Grifols International Services
DAC
5.20% (3 Month EURIBOR +
3.00%) due 04/14/33
◊
EUR 5,500,000 6,324,783
Hanger, Inc.
7.14% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
5,389,716 5,405,130
Grifols International Services
USA, Inc.
6.19% (6 Month Term SOFR +
2.50%, Rate Floor: 1.00%)
due 04/14/33
◊
4,987,500 4,997,475
Primo Brands Corp.
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 03/31/31
◊
4,713,188 4,732,983
Aggreko Holdings, Inc.
6.63% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
4,673,171 4,675,507
Aenova Holding GmbH
5.15% (3 Month EURIBOR +
2.75%) due 08/22/31
◊
EUR 4,000,000 4,580,008
Outcomes Group Holdings, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 05/06/31
◊
4,263,516 4,274,217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
158 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
ASP Dream Acquisition
Company LLC
7.99% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
4,343,445 $ 4,061,121
Sapiencia Bidco Slu
due 02/18/33
(p)
EUR 3,450,000 3,952,110
Celeste Bidco BV
5.92% (3 Month EURIBOR +
3.75%) due 07/20/29
◊
EUR 3,200,000 3,683,420
Secretariat Advisors LLC
7.73% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
3,322,566 3,249,901
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
3,160,000 3,135,384
Amspec Parent LLC
7.23% (3 Month Term SOFR
+ 3.50%) due 12/22/31
◊
2,878,830 2,880,269
Ingenovis Health, Inc.
8.91% (3 Month Term SOFR
+ 5.25%) due 03/06/28
◊
4,102,565 2,861,539
Bowtie Germany Bidco GmbH
6.04% (3 Month EURIBOR +
3.75%) due 08/01/31
◊
EUR 2,100,000 2,324,873
Anticimex Global AB
6.41% (3 Month Term SOFR
+ 2.90%) due 11/17/31
◊
2,278,581 2,280,609
Imagefirst Holdings LLC
8.75% (3 Month Term SOFR
+ 3.00%) due 03/12/32
◊
2,227,500 2,225,651
Vdk Groep BV
5.43% (1 Month EURIBOR +
3.25%) due 02/23/32
◊
EUR 1,900,000 2,184,773
Mamba Purchaser, Inc.
6.40% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 10/14/31
◊
1,881,048 1,880,765
Congruex Group LLC
9.63% (3 Month Term SOFR +
5.75%, Rate Floor: 0.75%)
due 05/03/29
◊
2,984,154 1,797,445
Weight Watchers International
Holdings Ltd.
10.53% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
1,914,932 1,427,218
Healthchannels Intermediate
Holdco LLC
9.49% (1 Month Term SOFR
+ 5.50%) due 04/03/27
◊,(a)
4,777,861 1,194,465
Composecure Holdings LLC
5.92% (3 Month Term SOFR
+ 2.25%) due 01/14/33
◊
600,000 596,016
1261229 BC Ltd.
9.89% (1 Month Term SOFR
+ 6.25%) due 10/08/30
◊
490,050 474,658
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Medical Solutions Holdings, Inc.
7.26% (3 Month Term SOFR
+ 3.50%) due 11/01/28
◊,(a)
1,774,327 $ 173,884
due 11/01/30
(p)
236,356 171,358
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%, Rate Floor:
1.00%) due 12/29/28
◊,(a)
1,155,810 93,014
Total Consumer, Non-cyclical 400,199,219
INDUSTRIAL - 4 .2%
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
22,945,000 22,973,681
Proampac PG Borrower LLC
7.67% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
19,378,477 19,022,107
6.31% (3 Month EURIBOR +
4.00%) due 03/07/33
◊
EUR 1,100,000 1,261,991
Capstone Acquisition Holdings,
Inc.
8.24% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,(a)
17,984,807 17,917,657
Michael Baker International LLC
7.66% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
17,809,096 17,781,314
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 08/03/29
◊
8,464,868 8,487,808
5.90% (6 Month EURIBOR +
3.75%) due 08/06/29
◊
EUR 7,000,000 8,009,976
STS Operating, Inc.
7.74% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
16,385,034 16,388,475
Quikrete Holdings, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
7,577,111 7,567,640
5.89% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
7,564,250 7,554,795
Dxp Enterprises, Inc.
6.89% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
13,808,086 13,854,067
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
13,528,750 13,486,540
Engineered Machinery
Holdings, Inc.
5.79% (3 Month EURIBOR +
3.50%) due 11/26/32
◊
EUR 8,000,000 9,197,125
6.98% (3 Month Term SOFR
+ 3.25%) due 11/26/32
◊
4,256,970 4,275,700
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
12,437,500 12,468,594

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 159
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
INDUSTRIAL - 4.2% (continued)
East West Manufacturing LLC
due 06/04/32
(p)
12,450,000 $ 12,201,000
Hobbs & Associates LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 07/23/31
◊
12,221,769 12,191,215
Owens-Illinois Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 09/30/32
◊
12,303,175 12,183,957
Node Acquico GmbH
5.67% (3 Month EURIBOR +
3.50%) due 12/08/32
◊
EUR 9,825,000 11,237,073
Drive Bidco BV
5.17% (3 Month EURIBOR +
3.00%) due 07/23/31
◊
EUR 8,800,000 10,054,000
Azuria Water Solutions, Inc.
6.48% (3 Month Term SOFR
+ 2.75%) due 04/25/33
◊
9,747,294 9,713,568
due 01/27/33
(p)
27,294 27,200
Talbot Participation SAS
5.29% (3 Month EURIBOR +
3.00%) due 07/07/32
◊
EUR 7,750,000 8,887,579
Holding Socotec
6.37% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 06/02/31
◊
8,774,865 8,777,585
Integrated Power Services
Holdings, Inc.
8.51% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 11/22/28
◊,(a)
4,801,368 4,788,412
8.51% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/22/28
◊,(a)
3,345,378 3,336,350
Apple Bidco LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/23/31
◊
7,955,698 7,959,199
Indicor LLC
5.18% (1 Month EURIBOR +
3.00%) due 11/22/29
◊
EUR 6,435,000 7,368,529
Cube Safety Bidco Ab
5.43% (1 Month EURIBOR +
3.25%) due 02/21/33
◊
EUR 5,601,064 6,424,364
Infrastrux Group, Inc.
5.44% (6 Month EURIBOR +
2.95%) due 09/27/30
◊
EUR 5,350,000 6,135,296
Climater Bidco II
6.29% (3 Month EURIBOR +
4.00%) due 03/19/32
◊
EUR 5,250,000 6,008,262
Lernen US Finco LLC
6.30% (6 Month EURIBOR +
3.75%) due 04/25/29
◊
EUR 4,950,000 5,645,139
Apave SA
5.14% (3 Month EURIBOR +
2.99%) due 12/09/31
◊
EUR 4,850,000 5,568,831
Tega MC Australia Holdings
Pty Ltd.
7.16% (1 Month Term SOFR
+ 3.50%) due 03/25/33
◊
5,425,000 5,448,762
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
INDUSTRIAL - 4.2% (continued)
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
5,221,215 $ 4,987,566
Aman OBH1L Mortgage
0.50% (1 MonthTerm SOFR +
0.50%, Rate Floor: 2.75%)
due 03/18/30
◊,(a)
4,655,357 4,611,586
TransDigm, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 08/19/32
◊
4,367,000 4,367,524
Boluda Towage SL
due 05/27/33
(p)
4,350,000 4,352,741
Na Rail Hold Co. LLC
6.15% (3 Month Term SOFR
+ 2.50%) due 03/08/32
◊
4,306,500 4,303,830
LSF12 Phoenix Holdco LLC
8.14% (1 Month Term SOFR
+ 4.50%) due 03/25/33
◊
4,275,000 4,239,389
Tiger Acquisition LLC
6.15% (1 Month Term SOFR
+ 2.50%) due 08/23/32
◊
4,158,575 4,168,098
Gibraltar Industries, Inc.
5.88% (1 Month Term SOFR
+ 2.25%) due 02/02/33
◊
3,969,231 3,959,308
Mannington Mills, Inc.
8.39% (1 Month Term SOFR
+ 4.75%) due 03/25/32
◊
3,672,222 3,598,778
Mi Windows & Doors LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 03/28/31
◊
3,495,658 3,445,565
TSG Solutions Holding Saca
5.40% (3 Month EURIBOR +
3.25%) due 05/04/32
◊
EUR 3,000,000 3,437,508
Pro Mach Group, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 10/15/32
◊
2,992,500 2,992,500
Cube A&D Buyer, Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 10/17/31
◊
2,740,417 2,740,417
Brown Group Holding LLC
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 07/01/31
◊
1,375,209 1,378,069
6.14% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
1,228,211 1,230,557
Savage Enterprises LLC
5.62% (1 Month Term SOFR
+ 2.00%) due 08/05/32
◊
2,610,684 2,607,890
Mahseer Holdings LLC
6.98% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 03/16/33
◊
2,543,103 2,554,242
Project Aurora Us Finco, Inc.
6.48% (3 Month Term SOFR
+ 2.75%) due 12/06/32
◊
2,288,500 2,296,121

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
160 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
INDUSTRIAL - 4.2% (continued)
Ilpea Parent, Inc.
7.65% (1 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 06/22/28
◊,(a)
2,008,467 $ 2,005,956
Fugue Finance LLC
4.98% (3 Month EURIBOR +
2.75%, Rate Floor: 0.50%)
due 01/09/32
◊
EUR 1,700,000 1,938,618
Salas Obrien, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 01/31/33
◊,(a)
1,682,857 1,682,857
Madison Safety & Flow LLC
8.25% (1 Month Term SOFR
+ 2.50%) due 09/26/31
◊
1,170,300 1,170,488
API Heat Transfer Thermasys
Corp.
10.49% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,(a)
771,146 771,146
Ring Container Technologies
Group LLC
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 09/15/32
◊
694,750 695,125
Total Industrial 393,739,670
FINANCIAL - 3 .7%
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/18/28
◊
22,490,249 22,555,920
Kroll, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,(a),(l)
22,172,070 22,095,316
8.89% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,(a)
410,000 410,000
Aretec Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
22,304,885 22,241,539
Ardonagh Midco 3 Ltd.
5.77% (6 Month EURIBOR +
3.63%) due 02/15/31
◊
EUR 13,600,000 15,550,120
6.73% (3 Month Term SOFR
+ 3.00%) due 02/15/31
◊
6,693,985 6,463,913
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
20,670,735 20,493,173
Higginbotham Insurance
Agency, Inc.
8.14% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 06/11/31
◊,(a)
20,464,722 20,329,246
Orion Us Finco, Inc.
7.17% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
18,792,900 18,788,766
Asurion LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 09/19/30
◊
16,863,375 16,646,165
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
FINANCIAL - 3.7% (continued)
8.01% (3 Month Term SOFR
+ 4.25%) due 08/19/28
◊
73,242 $ 73,124
Blackhawk Network Holdings,
Inc.
7.14% (1 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 03/12/29
◊
14,417,945 14,336,916
Cliffwater LLC
8.14% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 04/22/32
◊,(a)
14,437,250 13,956,490
Nexus Buyer LLC
7.14% (1 Month Term SOFR
+ 3.50%) due 07/31/31
◊
10,496,014 10,097,690
7.64% (1 Month Term SOFR
+ 4.00%) due 07/31/31
◊
3,126,375 3,018,640
Vacation Rental Brands
Holdings
8.98% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,(a)
12,116,026 12,007,918
PHM Group Holding Oy
5.58% (3 Month EURIBOR +
3.50%) due 04/22/32
◊
EUR 10,000,000 11,365,019
Orion Advisor Solutions, Inc.
6.41% (3 Month Term SOFR
+ 2.75%) due 09/24/30
◊
11,175,555 11,057,541
Cervantes Bidco SL
5.52% (6 Month EURIBOR +
3.00%) due 12/03/31
◊
EUR 8,100,000 9,268,409
Galaxy Bidco Ltd.
6.24% (6 Month EURIBOR +
3.75%) due 12/19/29
◊
EUR 7,500,000 8,636,614
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
7,903,221 7,701,688
Corelogic, Inc.
7.26% (1 Month Term SOFR +
3.50%, Rate Floor: 1.50%)
due 06/02/28
◊
7,537,648 7,443,428
Pex Holdings LLC
6.48% (3 Month Term SOFR
+ 2.75%) due 11/26/31
◊
6,221,250 6,205,697
CFC US 2025 LLC
7.18% (3 Month Term SOFR
+ 3.50%) due 07/01/32
◊
6,557,050 6,141,792
Dione Bidco Ltd.
6.27% (6 Month EURIBOR +
3.75%) due 12/20/32
◊
EUR 5,300,000 6,095,638
Chrysaor Bidco SARL
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 10/30/31
◊
5,518,826 5,525,283
Cross Financial Corp.
6.39% (1 Month Term SOFR
+ 2.75%) due 10/31/31
◊
5,755,657 5,496,653

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 161
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
FINANCIAL - 3.7% (continued)
Kestra Advisor Services
Holdings A, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/22/31
◊
5,260,139 $ 5,207,011
GTCR Everest Borrower LLC
6.23% (3 Month Term SOFR
+ 2.50%) due 09/05/31
◊
4,899,186 4,875,474
IMC Global Holdings LLC
6.65% (1 Month Term SOFR
+ 3.00%) due 06/18/32
◊
4,569,621 4,563,909
Amwins Group, Inc.
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
4,235,500 4,137,872
Admiral Bidco GmbH
5.40% (3 Month EURIBOR +
3.25%) due 09/30/32
◊
EUR 3,500,000 4,019,184
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR
+ 4.00%) due 01/27/33
◊
3,800,000 3,801,900
OEG Borrower LLC
7.17% (3 Month Term SOFR
+ 3.50%) due 06/30/31
◊
3,369,975 3,379,984
Citco Funding LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
3,383,000 3,371,532
EP Wealth Advisors, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 10/18/32
◊
2,763,075 2,760,782
Ascensus Group Holdings
6.64% (1 Month Term SOFR
+ 3.00%) due 11/25/32
◊
2,353,513 2,295,664
Eagle Point Holdings Borrower
LLC
7.49% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
1,050,000 1,050,000
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
1,050,000 1,050,000
TPG RE Finance Trust, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 05/16/33
◊
1,975,000 1,972,531
Osaic Holdings, Inc.
6.23% (3 Month Term SOFR
+ 2.50%) due 07/30/32
◊
1,496,250 1,474,928
Virtu Financial
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
1,237,500 1,236,881
Jones Deslauriers Insurance
Management, Inc.
6.66% (3 Month Term SOFR
+ 3.00%) due 02/02/33
◊
1,150,000 1,098,537
Diot-Siaci Bidco
due 07/26/32
(p)
EUR 200,000 227,520
Total Financial 350,526,407
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
TECHNOLOGY - 2 .7%
Sitecore Holding III AS
10.34% (6 Month Term SOFR
+ 6.50%, Rate Floor:
0.50%) due 03/12/29
◊,(a)
13,897,329 $ 13,237,484
8.16% (6 Month EURIBOR +
6.00%) due 03/12/29
◊,(a)
EUR 10,629,351 11,567,435
9.84% (6 Month Term SOFR
+ 6.00%) due 03/12/29
◊,(a)
1,440,069 1,371,695
Cegid Group
4.90% (3 Month EURIBOR +
2.75%) due 07/10/28
◊
EUR 10,785,863 12,080,581
4.90% (3 Month EURIBOR +
2.75%) due 01/31/30
◊
EUR 10,000,000 11,127,721
Datix Bidco Ltd.
8.73% (6 Month SONIA +
5.00%) due 04/30/31
◊,(a)
GBP 12,072,000 15,920,391
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,(a)
3,430,000 3,410,826
Visma AS
5.82% (6 Month EURIBOR +
3.70%) due 12/05/28
◊,(a)
EUR 16,296,596 18,432,672
Kaseya, Inc.
6.91% (3 Month Term SOFR
+ 3.25%) due 03/22/32
◊
22,854,406 17,585,095
Zodiac Purchaser LLC
7.14% (1 Month Term SOFR
+ 3.50%) due 02/14/32
◊
18,821,494 17,221,667
Ascend Learning LLC
6.64% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
16,435,176 16,006,053
Leia Finco US LLC
6.93% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
17,481,901 15,899,789
Cloud Software Group, Inc.
6.98% (3 Month Term SOFR
+ 3.25%) due 03/21/31
◊
15,496,930 13,540,442
Precise Bidco BV
5.40% (3 Month EURIBOR +
3.00%) due 11/15/30
◊
EUR 11,400,000 12,594,952
Blue Finco SARL
5.74% (3 Month EURIBOR +
3.45%) due 09/30/29
◊
EUR 7,500,000 8,129,602
6.98% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
4,504,500 4,298,419
Kerridge Commercial Systems
Bidco Ltd.
8.14% (3 Month SONIA +
4.41%) due 11/21/32
◊,(a)
GBP 7,997,768 10,578,532
Pushpay USA, Inc.
7.39% (1 Month Term SOFR
+ 3.75%) due 08/15/31
◊,(a)
10,797,570 10,041,740
Realpage, Inc.
6.99% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 04/24/28
◊
10,614,422 9,907,926

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
162 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
TECHNOLOGY - 2.7% (continued)
Boxer Parent Co., Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 07/30/31
◊
10,519,525 $ 9,445,692
Planview Parent, Inc.
7.23% (3 Month Term SOFR
+ 3.50%) due 12/17/27
◊
9,567,324 8,177,383
OAK-Eagle Acquireco, Inc.
due 03/24/33
(p)
4,300,000 4,309,245
Polaris Newco LLC
7.49% (3 Month Term SOFR +
0.50%, Rate Floor: 1.00%)
due 07/31/30
◊,(a)
4,471,338 3,897,263
Athena Health Group, Inc.
6.89% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/13/32
◊
1,029,848 1,018,005
Total Technology 249,800,610
COMMUNICATIONS - 1 .6%
Zephyr Bidco Ltd.
8.48% (1 Month SONIA +
4.75%) due 07/20/28
◊
GBP 20,850,000 26,804,588
Salsa Bidco GmbH
6.35% (6 Month EURIBOR +
3.75%) due 11/18/32
◊,(a)
EUR 19,650,000 22,191,668
Total Webhosting Solutions BV
6.18% (1 Month EURIBOR +
4.00%) due 11/04/31
◊
EUR 18,000,000 19,048,331
Tripadvisor, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
17,003,331 16,224,069
Speedster Bidco GmbH
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/11/31
◊
8,557,036 8,475,059
5.50% (6 Month EURIBOR +
3.00%) due 12/11/31
◊
EUR 5,700,000 6,333,163
Sweetwater Borrower LLC
7.64% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
10,424,831 10,476,956
Firstdigital Communications LLC
8.01% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
(in-kind rate was 0.50%)
due 12/17/26
◊,(a),(l)
10,292,345 10,059,989
Redhalo Midco UK Ltd.
5.29% (3 Month EURIBOR +
3.00%) due 03/22/31
◊
EUR 8,500,000 9,298,522
Cengage Learning, Inc.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 1.00%)
due 03/24/31
◊
6,627,721 6,551,303
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/29/32
◊
6,535,000 6,532,974
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/15/32
◊
2,650,000 2,611,681
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
COMMUNICATIONS - 1.6% (continued)
Zayo Group Holdings, Inc.
6.76% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,(l)
2,323,787 $ 2,322,764
Xplore, Inc.
5.26% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,(l)
1,065,463 993,544
Total Communications 147,924,611
BASIC MATERIALS - 0 .4%
INEOS US Finance LLC
due 06/18/32
(p)
14,900,000 13,919,133
Lummus Technology Holdings
V LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 12/31/29
◊
9,768,116 9,626,869
SCIL US Holdings LLC
6.20% (3 Month EURIBOR +
4.00%) due 11/08/32
◊
EUR 4,550,000 5,178,881
7.65% (3 Month Term SOFR
+ 4.00%) due 11/08/32
◊
1,243,750 1,239,086
Discovery Purchaser Corp.
7.41% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/04/29
◊
6,268,552 6,237,209
Arsenal AIC Parent LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
3,524,877 3,533,689
Paint Intermediate III LLC
6.65% (3 Month Term SOFR
+ 3.00%) due 10/09/31
◊
1,392,947 1,395,566
Ecovyst Catalyst Technologies
LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 06/12/31
◊
245,517 245,122
Total Basic Materials 41,375,555
ENERGY - 0 .3%
Liquid Tech Solutions Holdings
LLC
7.23% (3 Month Term SOFR
+ 3.50%) due 10/12/32
◊
18,368,731 18,196,983
Apro LLC
7.37% (1 Month Term SOFR
+ 3.75%) due 07/09/31
◊
8,527,229 8,525,439
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
3,294,950 3,287,734
Transmontaigne Operating
Co., LP
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
996,802 996,383
Total Energy 31,006,539
INFRASTRUCTURE - 0 .2%
QTS Good News Facility
6.37% (SOFR + 3.00%) due
10/09/28
◊,(a)
19,150,000 19,129,542

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 163
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 23.7% (continued)
UTILITIES - 0 .1%
Powergrid Services LLC
8.48% (3 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 07/01/32
◊,(a)
7,850,594 $ 7,814,431
8.40% (3 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 07/01/30
◊,(a)
345,255 326,461
Total Utilities 8,140,892
Total Senior Floating Rate Interests
(Cost $2,242,695,168) 2,216,659,761
ASSET-BACKED SECURITIES - 22 .7%
COLLATERALIZED LOAN OBLIGATIONS - 12 .8%
Cerberus Loan Funding XLIV
LLC
2023-5AR CR due
01/15/36
(d),(p)
24,800,000 24,800,000
2023-5A C, 7.87% (3 Month
Term SOFR + 4.20%,
Rate Floor: 4.20%) due
01/15/36
◊,(d)
22,800,000 22,831,386
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A CR, 6.73% (3 Month
Term SOFR + 3.06%,
Rate Floor: 2.80%) due
10/15/33
◊,(d)
35,000,000 34,847,897
2017-9A DR, 7.88% (3 Month
Term SOFR + 4.21%,
Rate Floor: 3.95%) due
10/15/33
◊,(d)
7,750,000 7,753,299
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,(d)
2,950,000 2,952,009
FS Rialto
2021-FL3 D, 6.25% (1 Month
Term SOFR + 2.61%,
Rate Floor: 2.61%) due
11/16/36
◊,(d)
36,500,000 35,975,316
2021-FL2 D, 7.05% (1 Month
Term SOFR + 3.41%,
Rate Floor: 2.91%) due
05/16/38
◊,(d)
8,850,000 8,834,827
BCRED CLO LLC
2026-1A C, 5.60% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
04/24/39
◊,(d)
21,200,000 21,178,861
2025-1A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/37
◊,(d)
21,000,000 20,985,229
Golub Capital Partners CLO
69M
2023-69A DR, 6.70% (3
Month Term SOFR +
3.05%, Rate Floor: 3.05%)
due 11/09/38
◊,(d)
38,312,500 38,170,782
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
2023-69A CR, 5.70% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,(d)
1,600,000 $ 1,598,801
Owl Rock CLO XXIV LLC
2026-24A C, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
01/22/38
◊,(d)
34,650,000 34,610,998
FS Rialto Issuer LLC
2024-FL9 C, 6.28% (1 Month
Term SOFR + 2.64%,
Rate Floor: 2.65%) due
10/19/39
◊,(d)
10,450,000 10,362,884
2025-FL10 C, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
08/19/42
◊,(d)
9,800,000 9,779,292
2026-FL11 C, 5.69% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
01/19/44
◊,(d)
9,289,000 9,273,899
2025-FL10 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,(d)
1,500,000 1,498,855
BSPRT Issuer LLC
2026-FL13 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/18/43
◊,(d)
11,928,000 11,948,125
2024-FL11 C, 6.27% (1 Month
Term SOFR + 2.64%,
Rate Floor: 2.64%) due
07/15/39
◊,(d)
7,825,000 7,828,317
2025-FL12 C, 5.83% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
01/17/43
◊,(d)
6,850,000 6,866,485
2025-FL12 B, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,(d)
3,750,000 3,752,851
Ares Direct Lending CLO 6 LLC
2025-2A D, 6.98% (3 Month
Term SOFR + 3.30%,
Rate Floor: 3.30%) due
10/16/37
◊,(d)
21,450,000 21,384,303
2025-2A C, 5.88% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/16/37
◊,(d)
9,000,000 8,996,584
Cerberus Loan Funding 52 LLC
2025-3A C, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,(d)
22,700,000 22,692,893
2025-3A D, 7.07% (3 Month
Term SOFR + 3.40%,
Rate Floor: 3.40%) due
10/15/37
◊,(d)
6,800,000 6,718,095

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
164 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Fontainbleau Vegas
7.86% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,(a)
26,499,999 $ 27,078,017
TRTX Issuer Ltd.
2025-FL6 B, 5.68% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
09/18/42
◊,(d)
17,100,000 17,029,616
2025-FL7 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
06/18/43
◊,(d)
8,000,000 8,006,785
BXMT Ltd.
2020-FL2 C, 5.65% (1 Month
Term SOFR + 2.01%,
Rate Floor: 2.01%) due
02/15/38
◊,(d)
15,640,000 15,592,300
2020-FL2 D, 5.95% (1 Month
Term SOFR + 2.31%,
Rate Floor: 2.31%) due
02/15/38
◊,(d)
8,000,000 7,899,552
2026-FL6 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(d)
1,000,000 999,562
Cerberus Loan Funding XLVII
LLC
2024-3A C, 6.22% (3 Month
Term SOFR + 2.55%,
Rate Floor: 2.55%) due
07/15/36
◊,(d)
20,150,000 20,102,246
2024-3A D, 8.02% (3 Month
Term SOFR + 4.35%,
Rate Floor: 4.35%) due
07/15/36
◊,(d)
3,900,000 3,902,939
Cerberus Loan Funding XL LLC
2023-1A CR, 6.30% (3 Month
Term SOFR + 2.65%,
Rate Floor: 2.65%) due
03/22/35
◊,(d)
23,050,000 23,069,044
BDS LLC
2025-FL16 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
06/19/43
◊,(d)
15,208,000 15,095,113
2025-FL15 C, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
03/19/43
◊,(d)
7,450,000 7,455,501
GS REFT Issuer Ltd.
2026-FL1 C, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
10/19/43
◊,(d)
14,300,000 14,311,627
2026-FL1 B, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
10/19/43
◊,(d)
6,775,000 6,780,469
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Hlend CLO LLC
2025-3A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,(d)
18,400,000 $ 18,285,072
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(d)
1,600,000 1,596,724
RR Ltd.
2025-39A SUB due
04/15/38
(d),(q)
18,750,000 11,748,375
2025-41A SUB due
10/15/40
(d),(q)
9,700,000 7,113,786
ACRES Commercial Realty
Issuer LLC
2026-FL4 C, 5.89% (1 Month
Term SOFR + 2.25%,
Rate Floor: 2.25%) due
08/18/44
◊,(d)
18,600,000 18,569,901
LoanCore Issuer LLC
2025-CRE9 B, 5.59% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,(d)
11,900,000 11,881,563
2025-CRE8 C, 5.78% (1
Month Term SOFR +
2.14%, Rate Floor: 2.14%)
due 08/17/42
◊,(d)
5,750,000 5,735,098
Cerberus Loan Funding XLV
LLC
2024-1A C, 6.82% (3 Month
Term SOFR + 3.15%,
Rate Floor: 3.15%) due
04/15/36
◊,(d)
17,150,000 17,131,595
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A D, 6.92% (3 Month
Term SOFR + 3.25%,
Rate Floor: 3.25%) due
10/15/37
◊,(d)
17,600,000 17,038,704
Madison Park Funding XLVIII
Ltd.
2021-48A D1R, 6.33% (3
Month Term SOFR +
2.65%, Rate Floor: 2.65%)
due 01/19/39
◊,(d)
16,750,000 16,600,498
Owl Rock CLO VIII LLC
2022-8A CR, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/24/37
◊,(d)
16,000,000 16,002,490
STWD Ltd.
2022-FL3 D, 6.34% (30 Day
Average SOFR + 2.75%,
Rate Floor: 2.75%) due
11/15/38
◊,(d)
11,900,000 11,761,699
2021-FL2 D, 6.55% (1 Month
Term SOFR + 2.91%,
Rate Floor: 2.80%) due
04/18/38
◊,(d)
3,750,000 3,742,008

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 165
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
PFP Ltd.
2026-14 C, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
12/18/43
◊,(d)
7,900,000 $ 7,893,016
2026-13 C, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/18/43
◊,(d)
4,200,000 4,211,942
2024-11 B, 6.10% (1 Month
Term SOFR + 2.49%,
Rate Floor: 2.49%) due
09/17/39
◊,(d)
2,239,942 2,236,727
2025-12 B, 5.68% (1 Month
Term SOFR + 2.04%,
Rate Floor: 2.04%) due
12/18/42
◊,(d)
1,000,000 1,002,268
Golub Capital Partners CLO
83M
2025-83A D, 6.70% (3 Month
Term SOFR + 3.05%,
Rate Floor: 3.05%) due
11/09/38
◊,(d)
14,900,000 14,844,711
Carlyle Direct Lending CLO LLC
2015-1A BR, 6.42% (3 Month
Term SOFR + 2.75%,
Rate Floor: 2.75%) due
07/15/36
◊,(d)
14,200,000 14,214,653
Golub Capital Partners CLO
16M-R3
2013-16A CR3, 6.25% (3
Month Term SOFR +
2.60%, Rate Floor: 2.60%)
due 08/09/39
◊,(d)
14,150,000 14,158,847
CARLYLE US CLO Ltd.
2019-4A ER2, 9.54% (3
Month Term SOFR +
5.90%, Rate Floor: 5.90%)
due 06/22/39
◊,(d)
13,200,000 13,199,909
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.58% (3 Month
Term SOFR + 3.90%,
Rate Floor: 3.90%) due
10/20/36
◊,(d)
13,050,000 13,030,210
Owl Rock CLO VII LLC
2022-7A BR, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/38
◊,(d)
12,900,000 12,848,551
Owl Rock CLO XXI LLC
2025-21A C, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
07/24/34
◊,(d)
12,575,000 12,587,315
Owl Rock CLO IX LLC
2022-9A CR, 5.94% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
11/22/37
◊,(d)
12,550,000 12,506,513
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
HPS Private Credit CLO LLC
2025-3A D, 7.68% (3 Month
Term SOFR + 4.00%,
Rate Floor: 4.00%) due
07/20/37
◊,(d)
6,000,000 $ 5,992,484
2025-3A C, 6.48% (3 Month
Term SOFR + 2.80%,
Rate Floor: 2.80%) due
07/20/37
◊,(d)
5,900,000 5,906,899
2024-2AR D1R due
08/15/39
(d),(p)
600,000 600,000
AREIT Ltd.
2025-CRE11 B, 5.64% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,(d)
7,231,000 7,202,564
2025-CRE10 B, 5.48% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 01/17/30
◊,(d)
5,200,000 5,154,712
Owl Rock CLO XXII LLC
2025-22A C, 5.88% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/20/37
◊,(d)
12,150,000 12,110,352
Octagon 78 Ltd.
2025-3A SUB due
10/20/38
(d),(q)
16,696,400 11,437,034
LoanCore Issuer Ltd.
2021-CRE6 D, 6.59% (1
Month Term SOFR +
2.96%, Rate Floor: 2.85%)
due 11/15/38
◊,(d)
11,300,000 11,241,786
Fortress Credit BSL XV Ltd.
2022-2A CR, 6.28% (3 Month
Term SOFR + 2.60%,
Rate Floor: 2.60%) due
10/18/33
◊,(d)
11,150,000 11,206,005
Brsp Ltd.
2026-FL3 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/19/43
◊,(d)
11,066,000 11,075,838
OCP CLO Ltd.
2025-44A SUB due
10/24/38
(d),(q)
9,800,000 6,432,818
2024-38A SUB due
01/21/38
(d),(q)
8,250,000 4,599,540
Ares LXXVII CLO Ltd.
2025-77A SUB due
07/15/38
(d),(q)
14,970,000 10,999,806
Cerberus Loan Funding 50 LLC
2025-1A C, 6.27% (3 Month
Term SOFR + 2.60%,
Rate Floor: 2.60%) due
07/15/37
◊,(d)
10,800,000 10,800,428
Wonder Lake Park CLO Ltd.
2025-1A SUB due
07/24/38
(d),(q)
18,203,000 10,719,383

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
166 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Cerberus Loan Funding 53 LLC
2025-4A D, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/38
◊,(d)
10,750,000 $ 10,615,180
Owl Rock CLO XVI LLC
2024-16A C, 6.98% (3 Month
Term SOFR + 3.30%,
Rate Floor: 3.30%) due
04/20/36
◊,(d)
10,150,000 10,143,693
Cerberus Loan Funding 51 LLC
2025-2A C, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
10/15/37
◊,(d)
10,100,000 10,112,744
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A CR, 6.93% (3 Month
Term SOFR + 3.26%,
Rate Floor: 3.00%) due
04/15/33
◊,(d)
9,900,000 9,860,877
Brant Point CLO Ltd.
2025-7A SUB due
07/25/38
(a),(d),(q)
12,454,500 6,706,126
2025-8A SUB due
03/31/38
(d),(q)
4,000,000 2,626,000
Cerberus Loan Funding XLVI,
LP
2024-2A C, 6.72% (3 Month
Term SOFR + 3.05%,
Rate Floor: 3.05%) due
07/15/36
◊,(d)
8,000,000 7,998,062
2024-2A D, 8.62% (3 Month
Term SOFR + 4.95%,
Rate Floor: 4.95%) due
07/15/36
◊,(d)
1,000,000 992,050
STWD LLC
2025-FL4 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/42
◊,(d)
8,700,000 8,692,487
BSPDF Issuer LLC
2026-FL3 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
09/18/43
◊,(d)
6,150,000 6,155,298
2026-FL4 C, 5.69% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/18/43
◊,(d)
1,800,000 1,799,990
2025-FL2 AS, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,(d)
500,000 500,790
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A E, 8.28% (3 Month
Term SOFR + 4.60%,
Rate Floor: 4.60%) due
10/20/38
◊,(d)
8,650,000 8,444,940
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Symphony CLO 48 Ltd.
2025-48A SUB due
04/20/38
(d),(q)
12,800,000 $ 8,033,408
Kennedy Lewis CLO 21 Ltd.
2025-21A SUB due
07/25/38
(a),(d),(q)
11,450,000 7,942,407
Madison Park Funding LVIII Ltd.
2024-58A D, 7.32% (3 Month
Term SOFR + 3.65%,
Rate Floor: 3.65%) due
04/25/37
◊,(d)
6,600,000 6,469,358
2024-58AR DR due
04/25/37
(d),(p)
1,450,000 1,450,000
Acrec LLC
2026-FL4 C, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/18/43
◊,(d)
4,400,000 4,382,902
2025-FL3 C, 5.93% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
08/18/42
◊,(d)
2,675,000 2,672,319
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,(d)
3,494,745 3,499,325
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,(d)
3,166,667 3,182,117
2015-37A SUB due
01/15/31
(a),(d),(q)
2,838,588 5,187
2015-37X SUB due
01/15/31
(a),(p)
1,897,598 3,467
KREF Ltd.
2021-FL2 AS, 5.05% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,(d)
6,611,543 6,612,248
Octagon 74 Ltd.
2025-2A SUB due
04/22/38
(d),(q)
12,750,000 6,308,190
Regatta 33 Funding Ltd.
2025-2A SUB due
07/25/38
(d),(q)
9,420,000 6,288,038
Eldridge CLO Ltd.
2025-1A C, 5.63% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
10/20/38
◊,(d)
6,200,000 6,220,407
Carlyle US CLO Ltd.
2025-4A SUB due
10/25/37
(d),(q)
9,550,000 5,736,971
2020-1A DRR, 8.63% (3
Month Term SOFR +
4.95%, Rate Floor: 4.95%)
due 01/20/38
◊,(d)
500,000 480,798

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 167
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Regatta 34 Funding Ltd.
2025-3A SUB due
07/20/38
(d),(q)
9,560,000 $ 6,073,086
Neuberger Berman CLO 32R
Ltd.
2019-32RA C, 5.53% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/39
◊,(d)
5,800,000 5,815,080
LRECS LLC
2025-CRE1 B, 5.64% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 08/19/43
◊,(d)
5,650,000 5,609,563
Ballyrock CLO Ltd.
2020-14A SUB due
07/20/37
(d),(q)
9,750,000 5,570,955
Ares Direct Lending CLO 1 LLC
2024-1AR BR due
07/25/38
(d),(p)
2,750,000 2,750,000
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,(d)
2,750,000 2,746,854
Cerberus Loan Funding XLVIII
LLC
2024-4A D, 7.52% (3 Month
Term SOFR + 3.85%,
Rate Floor: 3.85%) due
10/15/36
◊,(d)
5,350,000 5,352,816
Madison Park Funding LXXI Ltd.
2025-71A E, 8.42% (3 Month
Term SOFR + 4.75%,
Rate Floor: 4.75%) due
04/23/38
◊,(d)
5,500,000 5,309,624
AGL CLO 35 Ltd.
2024-35A SUB due
01/21/38
(d),(q)
7,750,000 3,655,365
2024-35A E, 8.82% (3 Month
Term SOFR + 5.15%,
Rate Floor: 5.15%) due
01/21/38
◊,(d)
300,000 284,823
Acore Issuer LLC
2026-FL1 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/20/43
◊,(d)
3,750,000 3,741,317
Ares LXXVIII CLO Ltd.
2025-78A SUB due
01/15/39
(d),(q)
5,050,000 3,727,556
Elmwood CLO XI Ltd.
2021-4A ER, 8.38% (3 Month
Term SOFR + 4.70%,
Rate Floor: 4.70%) due
01/20/38
◊,(d)
3,750,000 3,638,124
Neuberger Berman Loan
Advisers CLO 38 Ltd.
2020-38A ER2, 8.28% (3
Month Term SOFR +
4.60%, Rate Floor: 4.60%)
due 10/20/36
◊,(d)
3,500,000 3,370,368
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
Hamlin Park CLO Ltd.
2024-1A SUB due
10/20/37
(d),(q)
5,550,000 $ 3,126,981
Magnetite LII Ltd.
2025-52A SUB due
01/25/39
(d),(q)
4,100,000 3,046,423
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(d)
1,950,000 1,948,935
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(d)
1,000,000 998,345
Neuberger Berman Loan
Advisers CLO 60 Ltd.
2025-60A SUB due
04/22/39
(d),(q)
4,650,000 2,906,203
JCP Direct Lending CLO LLC
2023-1A BR, 5.63% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/20/37
◊,(d)
2,550,000 2,545,416
Midocean Credit CLO XXI
2025-21A SUB due
10/20/38
(d),(q)
4,000,000 2,501,600
Neuberger Berman Loan
Advisers CLO 57 Ltd.
2024-57A SUB due
10/24/38
(d),(q)
4,250,000 2,413,192
OHA Credit Partners VII Ltd.
2012-7A ER4, 8.14% (3
Month Term SOFR +
4.50%, Rate Floor: 4.50%)
due 02/20/38
◊,(d)
2,250,000 2,176,976
Madison Park Funding LXV Ltd.
2025-65A C, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/16/38
◊,(d)
2,150,000 2,153,807
Greystone CRE Notes LLC
2025-FL4 AS, 5.76% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
01/15/43
◊,(d)
2,050,000 2,053,960
Bayard Park CLO Ltd.
2025-1A SUB due
07/24/38
(d),(q)
3,600,000 1,884,564
D2 Multifamily Credit Issuer Ltd.
2026-FL1 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/43
◊,(d)
1,750,000 1,749,253
Sound Point CLO Ltd.
2025-1RA C, 5.74% (3 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
02/20/38
◊,(d)
1,200,000 1,204,528

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
168 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.8% (continued)
VMC Finance LLC
2026-FL6 B, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(d)
1,150,000 $ 1,149,994
Great Lakes CLO Ltd.
2014-1A SUB due
10/15/29
(d),(q)
1,500,000 673,346
Voya CLO Ltd.
2013-1A INC due 10/15/30
(d),(q)
28,970,307 526,390
BNPP IP CLO Ltd.
2014-2A E, 9.18% (3 Month
Term SOFR + 5.51%) due
10/30/25
◊,(a),(d)
4,760,752 217,090
Dryden 50 Senior Loan Fund
2017-50A SUB due
07/15/30
(d),(q)
7,895,000 80,529
Octagon Loan Funding Ltd.
2014-1A SUB due
11/18/31
(d),(q)
19,435,737 49,367
Carlyle Global Market Strategies
CLO Ltd.
2013-3X SUB due 10/15/30
(p)
4,938,326 35,852
2012-3A SUB due
01/14/32
(d),(q)
6,400,000 8,128
Dryden 41 Senior Loan Fund
2015-41A SUB due
04/15/31
(d),(q)
11,700,000 35,301
Venture XIII CLO Ltd.
2013-13A SUB due
09/10/29
(d),(q)
13,790,000 1,379
Marathon CLO V Ltd.
2013-5A SUB due
11/21/27
(d),(q)
5,500,000 1,320
Babson CLO Ltd.
2014-IA SUB due 07/20/25
(d),(q)
11,900,000 1,190
Copper River CLO Ltd.
2006-1A INC due
01/20/21
(h),(k),(q)
8,150,000 815
Total Collateralized Loan Obligations 1,193,458,377
FINANCIAL - 3 .9%
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(a)
44,200,000 44,158,406
Lightning A
5.50% due 03/01/37
(a)
34,800,000 32,968,060
Thunderbird A
5.50% due 03/01/37
(a)
34,800,000 32,968,060
SP Touchdown Holdings, LP
4.49% (3 Month EURIBOR +
2.75%) due 10/26/29
◊,(a)
EUR 25,000,000 28,562,500
6.15% (3 Month Term SOFR
+ 2.50%) due 10/26/29
◊,(a)
2,393,141 2,393,141
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(a)
31,237,721 30,928,223
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
FINANCIAL - 3.9% (continued)
Pilatus Bank plc
6.32% due 03/31/40
(a)
25,250,000 $ 25,198,674
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
(a),(d)
21,900,000 21,555,539
KKR Core Holding Co. LLC
4.00% due 08/12/31
(a)
19,535,200 18,155,657
Metis Issuer LLC
6.89% due 05/15/55
(a)
17,900,000 17,656,384
Atlas SP Partners, LP
6.13% due 12/12/30
(a)
17,550,000 17,557,412
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
(a)
16,670,645 16,968,759
Project Leopard
6.53% due 05/06/41
(a)
16,450,000 16,367,750
Ceamer Finance LLC
6.92% due 11/15/37
(a)
6,413,740 6,521,636
6.79% due 11/15/39
(a)
5,284,374 5,341,933
3.69% due 03/24/31
(a)
1,803,478 1,751,688
Project Onyx I
6.33% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,(a)
13,161,708 13,141,639
Lightning B
7.50% due 03/01/37
(a)
7,000,000 6,731,947
Thunderbird B
7.50% due 03/01/37
(a)
7,000,000 6,731,947
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
(a)
5,155,199 5,118,750
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(a)
4,191,172 4,189,358
STEIV 1
2025-1A, 6.82% due
04/15/46
(a)
3,950,000 3,846,368
Nassau LLC
2019-1, 3.98% due 08/15/34
(h)
3,505,527 3,292,099
Akso Health Group
7.27% due 12/31/44
(a)
2,476,482 2,497,919
PBN II PE Loan Facility
5.96% due 12/17/30
(a)
1,000,000 999,745
Total Financial 365,603,594
INFRASTRUCTURE - 1 .9%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due
02/15/52
(d)
39,650,000 39,286,076
2024-1A, 8.87% due
05/15/54
(d)
5,950,000 6,091,918
Hotwire Funding LLC
2023-1A, 8.84% due
05/20/53
(d)
20,000,000 20,249,012
2021-1, 4.46% due 11/20/51
(d)
11,750,000 11,701,124
2024-1A, 9.19% due
06/20/54
(d)
7,250,000 7,489,329

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 169
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
INFRASTRUCTURE - 1.9% (continued)
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
(d)
17,550,000 $ 17,357,603
2025-1A, 5.04% due
03/25/55
(d)
11,550,000 11,254,323
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
(d)
23,950,000 23,516,663
2026-1A, 6.84% due
03/15/56
(d)
4,276,000 4,299,000
Surf Internet
5.56% due 03/20/56
(a)
10,550,000 10,339,648
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
(d)
7,950,000 7,781,433
Blue Stream Issuer LLC
2023-1A, 6.90% due
05/20/53
(d)
3,400,000 3,420,052
2024-1A, 6.04% due
11/20/54
(d)
1,850,000 1,872,611
Aligned Data Centers Issuer
LLC
2021-1A, 2.48% due
08/15/46
(d)
4,925,000 4,906,235
ALLO Issuer LLC
2025-1A, 6.16% due
04/20/55
(d)
1,344,221 1,352,562
2026-1A, 6.05% due
06/20/56
(d)
1,300,000 1,310,874
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
(d)
1,400,000 1,390,730
2026-2A, 5.83% due
06/25/58
(d)
1,000,000 1,009,199
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(d)
1,700,000 1,700,811
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(d)
1,650,000 1,636,039
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.42% due
03/20/56
(d)
1,450,000 1,421,230
Total Infrastructure 179,386,472
TRANSPORT-AIRCRAFT - 1 .8%
AASET Trust
2025-1A, 5.94% due
02/16/50
(d)
6,959,751 6,979,411
2021-1A, 2.95% due
11/16/41
(d)
6,932,460 6,681,122
2021-2A, 3.54% due
01/15/47
(d)
3,582,543 3,416,062
2024-1A, 6.26% due
05/16/49
(d)
2,781,764 2,825,612
2020-1A, 3.35% due
01/16/40
(d)
1,319,077 1,311,532
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
TRANSPORT-AIRCRAFT - 1.8% (continued)
2020-1A, 4.34% due
01/16/40
(d)
1,049,943 $ 1,042,736
2025-3A, 5.24% due
02/16/50
(d)
626,215 615,539
MAPS Trust
2026-1A, 5.20% due
01/15/51
(d)
20,315,114 19,950,357
2021-1A, 2.52% due
06/15/46
(d)
681,818 661,721
AASET Ltd.
2024-2A, 5.93% due
09/16/49
(d)
12,661,677 12,734,075
2025-2A, 5.52% due
02/16/50
(d)
7,831,285 7,750,010
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
(d)
19,805,460 18,905,181
Castlelake Aircraft Structured
Trust
2025-1A, 5.78% due
02/15/50
(d)
7,470,918 7,493,518
2026-1A, 5.07% due
03/15/51
(d)
3,280,383 3,222,022
2025-2A, 5.47% due
08/15/50
(d)
1,496,124 1,486,131
2019-1A, 3.97% due
04/15/39
(d)
1,184,233 1,166,115
2025-3A, 5.09% due
11/15/50
(d)
1,049,397 1,034,166
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49
(d)
13,035,714 12,870,339
2025-1, 5.11% due 10/15/50
(d)
911,535 891,001
Lunar Structured Aircraft
Portfolio Notes
2021-1, 3.43% due 10/15/46
(d)
10,920,542 10,429,526
Slam Ltd.
2024-1A, 5.34% due
09/15/49
(d)
7,884,727 7,806,178
2021-1A, 3.42% due
06/15/46
(d)
2,459,880 2,355,186
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(a)
7,929,315 8,094,215
WAVE LLC
2019-1, 3.60% due 09/15/44
(d)
3,331,521 3,273,194
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due
01/15/42
(d)
3,043,440 3,252,845
Project Silver
2019-1, 3.97% due 07/15/44
(d)
3,308,353 3,219,821
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(d)
3,270,238 3,202,711
Sprite Ltd.
2021-1, 3.75% due 11/15/46
(d)
2,983,796 2,924,481
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(d)
2,796,924 2,770,662
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
(d)
1,891,773 1,880,422

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
170 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
TRANSPORT-AIRCRAFT - 1.8% (continued)
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(d)
1,727,857 $ 1,709,628
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(d)
1,082,859 1,060,992
Lift
6.73% due 12/15/30
(a)
675,613 680,488
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
(d)
458,821 461,708
Total Transport-Aircraft 164,158,707
INSURANCE - 0 .8%
Obra Longevity
8.48% due 06/30/39
(a)
34,300,000 36,101,591
Dogwood State Bank
6.45% due 06/24/32
(a)
33,592,094 33,453,124
CHEST
7.13% due 03/23/43
(a)
5,100,000 5,198,669
Total Insurance 74,753,384
WHOLE BUSINESS - 0 .7%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
(d)
28,954,500 28,658,044
Subway Funding LLC
2024-1A, 6.51% due
07/30/54
(d)
17,483,750 17,522,520
2024-3A, 5.91% due
07/30/54
(d)
8,914,250 8,604,424
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
(d)
9,209,750 9,372,525
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
(d)
1,592,000 1,556,648
2018-1A, 3.88% due
03/15/48
(d)
128,053 125,096
Jersey Mike's Funding LLC
2026-1A, 5.48% due
02/15/56
(d)
947,625 936,330
Total Whole Business 66,775,587
NET LEASE - 0 .6%
CARS-DB4, LP
2020-1A, 4.95% due
02/15/50
(d)
27,799,000 26,046,304
SVC ABS LLC
2026-1A, 5.80% due
03/20/56
(d)
16,239,844 15,744,137
2023-1A, 5.55% due
02/20/53
(d)
5,900,417 5,859,584
CARS-DB7, LP
2023-1A, 6.50% due
09/15/53
(d)
11,017,500 11,051,087
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.7% (continued)
NET LEASE - 0.6% (continued)
CMFT Net Lease Master Issuer
LLC
2021-1, 2.57% due 07/20/51
(d)
478,852 $ 413,368
Total Net Lease 59,114,480
COLLATERALIZED DEBT OBLIGATIONS - 0 .1%
Project Indigo
6.01% due 03/31/32
(a)
7,126,966 7,126,966
UNSECURED CONSUMER LOANS - 0 .1%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
(d)
4,272,551 4,239,211
Regional Management Issuance
Trust
2025-1, 5.73% due 04/17/34
(d)
1,600,000 1,605,405
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
(d)
1,170,985 1,161,438
Total Unsecured Consumer Loans 7,006,054
SOLAR - 0 .0%
SSI ABS Issuer LLC
2025-1, 6.15% due 07/25/65
(d)
3,998,873 3,925,355
AUTOMOTIVE - 0 .0%
Avis Budget Rental Car Funding
LLC
2026-4A, 5.48% due
12/20/32
(d)
1,250,000 1,251,719
SINGLE FAMILY RESIDENCE - 0 .0%
STAR Trust
2025-SFR6, 5.63% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/17/42
◊,(d)
700,000 701,936
Total Asset-Backed Securities
(Cost $2,211,243,054) 2,123,262,631
FOREIGN GOVERNMENT DEBT - 0 .8%
Australia Government Bond
4.25% due 03/21/36 AUD 89,670,000 59,774,862
Eagle Funding Luxco SARL
5.50% due 08/17/30
(d)
10,700,000 10,743,335
Total Foreign Government Debt
(Cost $70,386,794) 70,518,197
U.S. TREASURY BILLS - 0 .5%
U.S. Treasury Bills
3.56% due 07/14/26
(m),(r)
28,675,000 28,638,278
3.61% due 07/07/26
(r)
14,375,000 14,366,366
3.64% due 07/16/26
(m),(r)
1,000,000 998,500
Total U.S. Treasury Bills
(Cost $44,003,141) 44,003,144

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 171
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $947,210,000) 3,950 $ 395,000
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $1,328,375,125) 5,530 69,125
Total Listed Options Purchased
(Cost $4,279,628) 464,125
OTC INTEREST RATE SWAPTIONS PURCHASED
(s)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 142,713,000 172,485
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 79,283,000 95,823
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 79,284,000 72,081
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 79,283,000 72,080
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 127,576,000 62,024
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 47,572,000 56,607
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 47,570,000 56,605
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 95,346,000 44,468
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 66,022,000 44,223
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 66,020,000 44,222
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 66,021,000 44,222
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(s)
- 0.0%
(continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 66,020,000 $ 44,222
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 62,328,000 30,302
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 95,419,000 30,066
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 47,560,000 22,181
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 47,476,000 14,959
Total OTC Interest Rate Swaptions Purchased
(Cost $7,066,103) 906,570
Total Investments - 110.6%
(Cost $10,702,517,801) $ 10,326,633,381
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $1,328,375,125) 5,530 (69,125)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $947,210,000) 3,950 (271,562)
Total Listed Options Written
(Premium received $2,137,185) (340,687)
OTC OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
Bank of America, N.A.
iShares iBoxx $ High
Yield Corporate Bond
ETF Expiring July
2026 with strike price
of $80.05 (Notional
Value $114,893,139) 1,436,703 (55,458)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
172 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Equity Options (continued)
Bank of America, N.A.
iShares iBoxx $ High
Yield Corporate Bond
ETF Expiring July
2026 with strike price
of $79.70 (Notional
Value $115,362,083) 1,442,567 $ (107,723)
Goldman Sachs International
iShares iBoxx $ High
Yield Corporate Bond
ETF Expiring July
2026 with strike price
of $80.00 (Notional
Value $114,821,246) 1,435,804 (140,401)
Goldman Sachs International
iShares iBoxx $ High
Yield Corporate Bond
ETF Expiring July
2026 with strike price
of $79.80 (Notional
Value $115,015,413) 1,438,232 (360,523)
Total Equity Options (664,105)
Total OTC Options Written
(Premium received $982,712) (664,105)
OTC INTEREST RATE SWAPTIONS WRITTEN
(s)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 57,006,250 (388)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 57,006,250 (388)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 40,718,750 (566)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 40,718,750 (566)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 65,150,000 (566)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 65,150,000 (566)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 66,022,000 (6,258)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 66,020,000 (6,258)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(s)
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 66,021,000 $ (6,258)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 66,020,000 (6,258)
Total Interest Rate Swaptions (28,072)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 47,560,000 (186,212)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 47,476,000 (186,652)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,570,000 (245,932)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,572,000 (245,943)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 62,328,000 (247,064)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 40,718,750 (264,098)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 40,718,750 (264,098)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 95,346,000 (373,309)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 95,419,000 (375,139)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 79,283,000 (412,088)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 57,006,250 (429,946)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 57,006,250 (429,946)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 173
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(s)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 65,150,000 $ (442,222)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 65,150,000 (442,222)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 127,576,000 (499,499)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 142,713,000 (741,776)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(s)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 158,567,000 $ (824,180)
Total Interest Rate Swaptions (6,610,326)
Total OTC Interest Rate Swaptions Written
(Premium received $7,147,006) (6,638,398)
Other Assets & Liabilities, net - (10.5)% (978,662,434)
Total Net Assets - 100.0% $ 9,340,327,757
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Value determined based on Level 3 inputs — See Note 3 .
(b)
Affiliated issuer.
(c)
Special Purpose Acquisition Company (SPAC).
(d)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $4,168,582,711 (cost $4,309,341,560), or
44.6% of total net assets.
(e)
Fair value is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC
Topic 820, Fair Value Measurement - See Note 3 .
(f)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(g)
Rate indicated is the 7-day yield as of June 30, 2026.
(h)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50,997,003
(cost $66,549,671), or 0.5% of total net assets - See Note 5 .
(i)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(j)
Perpetual maturity.
(k)
Security is in default of interest and/or principal obligations.
(l)
Payment-in-kind security.
(m)
All or a portion of this security is pledged as collateral for futures and swap agreements at June 30, 2026.
(n)
Security is an interest-only strip.
(o)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(p)
Security is unsettled at period end and may not have a stated effective rate.
(q)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(r)
Rate indicated is the effective yield at the time of purchase.
(s)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
174 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
LLC — Limited Liability Company
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Long Bond Futures Contracts 922 Sep 2026 $ 104,243,625 $ 2,345,970
U.S. Treasury 5 Year Note Futures Contracts 988 Sep 2026 105,692,841 326,593
U.S. Treasury 2 Year Note Futures Contracts 1,010 Sep 2026 208,154,688 (25,156)
$ 2,647,407
Commodity Futures Contracts Purchased
Gold 100 oz. Futures Contracts 107 Aug 2026 43,118,860 $ (5,898,115)
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC ICE
CDX.
NA.IG.45.
V1 1.00% Quarterly 12/20/30 $ 359,900,000 $ (7,901,376) $ (7,378,791) $ (522,585)
J.P. Morgan
Securities
LLC ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 150,120,000 (3,889,454) (2,923,594) (965,860)
$ (11,790,830) $ (10,302,385) $ (1,488,445)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29 $ 5,826,000 $ (596,040) $ (260,779) $ (335,261)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.91% Annually 04/30/36 $ 23,250,000 $ (184,216) $ — $ (184,216)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 175
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Depreciation
(a)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.68% Annually 04/30/31 $ 46,410,000 $ (465,452) $ — $ (465,452)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.75% Annually 08/01/29 152,530,000 (1,128,593) 577 (1,129,170)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 199,875,000 (4,058,498) (137,397) (3,921,101)
$ (5,836,759) $ (136,820) $ (5,699,939)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Goldman Sachs
International
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate
+0.65%) At Maturity 04/26/27 25,232 $ 14,254,314 $ 2,405,116
Bank of America
Securities, Inc.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate
+0.65%) At Maturity 04/26/27 31,498 13,777,225 1,835,835
Goldman Sachs
International
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate
+0.65%) At Maturity 04/26/27 101,411 12,850,802 1,094,311
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 03/31/28 22,850,000 22,857,084 7,083
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 02/01/28 8,000,000 8,003,632 3,632
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 01/19/28 8,000,000 8,002,856 2,856
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 09/13/28 8,000,000 8,002,784 2,784
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 10/12/28 8,000,000 8,002,672 2,672
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 03/02/29 8,000,000 8,002,664 2,664
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 11/14/28 8,000,000 8,002,480 2,480
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 06/07/29 8,000,000 8,002,224 2,224
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 04/03/30 8,000,000 8,002,192 2,192
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 05/04/29 8,000,000 8,002,136 2,136
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 07/11/28 8,000,000 8,001,744 1,744
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 08/09/29 8,000,000 8,001,704 1,704
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 12/15/28 8,000,000 8,001,168 1,168
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 06/07/29 5,800,000 5,801,160 1,160
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 11/14/29 5,800,000 5,800,667 667
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 08/09/29 5,800,000 5,800,574 574

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
176 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
UBS AG
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 07/09/30 5,800,000 $ 5,800,557 $ 557
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 12/17/29 5,800,000 5,800,452 452
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 10/11/29 5,800,000 5,800,447 447
Morgan
Stanley & Co.
International Plc
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 03/04/30 5,800,000 5,800,255 255
Morgan
Stanley & Co.
International Plc
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 02/01/30 5,800,000 5,800,215 215
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 05/06/31 5,800,000 5,800,006 6
Bank of America
Securities, Inc.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 09/12/30 5,800,000 5,799,913 (87)
The Toronto-
Dominion Bank
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 01/17/30 5,800,000 5,799,675 (325)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(c)
3.68% (SOFR) At Maturity 04/03/31 5,800,000 5,799,524 (476)
Bank of America
Securities, Inc.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate
+0.65%) At Maturity 04/26/27 59,910 10,916,201 (922,806)
$ 240,287,327 $ 4,451,240
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of America, N.A. EUR Sell 833,275,000 964,854,955 USD 07/15/26 $ 12,259,630
Bank of America, N.A. GBP Sell 106,340,000 142,647,560 USD 07/15/26 1,622,429
Barclays Bank plc CAD Sell 5,975,000 4,282,024 USD 07/15/26 65,763
UBS AG EUR Sell 2,924,000 3,386,331 USD 07/15/26 43,631
Nomura International plc EUR Sell 2,250,000 2,605,397 USD 07/15/26 33,210
The Toronto-Dominion Bank EUR Buy 4,600,000 5,228,980 USD 07/15/26 29,714
Barclays Bank plc EUR Sell 4,300,000 4,912,252 USD 07/15/26 (3,484)
Citibank, N.A. EUR Buy 1,900,000 2,187,136 USD 07/15/26 (15,067)
$ 14,035,826
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 142,713,000
$ 172,485
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
79,283,000
95,823
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
79,284,000
72,081
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
79,283,000
72,080

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 177
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
$ 127,576,000
$ 62,024
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
47,572,000
56,607
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
47,570,000
56,605
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
95,346,000
44,468
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
66,022,000
44,223
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
66,021,000
44,222
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
66,020,000
44,222
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
66,020,000
44,222
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
62,328,000
30,302
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
95,419,000
30,066
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
47,560,000
22,181
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
47,476,000
14,959
$ 906,570
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 57,006,250 $ (388)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% 57,006,250 (388)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 40,718,750 (566)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
178 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% $ 65,150,000 $ (566)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 65,150,000 (566)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 40,718,750 (566)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 66,022,000 (6,258)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 66,021,000 (6,258)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 66,020,000 (6,258)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 66,020,000 (6,258)
$ (28,072)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 47,560,000 (186,212)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 47,476,000 (186,652)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 47,570,000 (245,932)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 47,572,000 (245,943)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 62,328,000 (247,064)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 40,718,750 (264,098)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 40,718,750 (264,098)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 95,346,000 (373,309)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 179
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% $ 95,419,000 $ (375,139)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 79,283,000 (412,088)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 57,006,250 (429,946)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 57,006,250 (429,946)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 65,150,000 (442,222)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 65,150,000 (442,222)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 127,576,000 (499,499)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 142,713,000 (741,776)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 158,567,000 (824,180)
$ (6,610,326)
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the
Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
(c)
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
GS — Goldman Sachs International
ICE — Intercontinental Exchange

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
180 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The Fund held investments in private funds with a fair value of $33,446,745, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with subtopic 820-10 as investments in Investment Funds valued at net asset value, as a "practical expedient" are not required to be included in the fair value hierarchy. See Note 3.
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 319,968 $ 2,374,592 $ 2,323,675 $ 5,018,235
Preferred Stocks 52,532,950 308,497,413 38,355,203 399,385,566
Warrants 90 — 248 338
Rights — — 2 2
Exchange-Traded Funds 106,721,299 — — 106,721,299
Mutual Funds 309,650,561 — — 309,650,561
Money Market Funds 167,266,999 — — 167,266,999
Corporate Bonds — 2,436,225,579 174,635,219 2,610,860,798
Collateralized Mortgage Obligations — 2,226,681,537 11,786,873 2,238,468,410
Senior Floating Rate Interests — 1,889,181,396 327,478,365 2,216,659,761
Asset-Backed Securities — 1,618,004,141 505,258,490 2,123,262,631
Foreign Government Debt — 70,518,197 — 70,518,197
U.S. Treasury Bills — 44,003,144 — 44,003,144
Options Purchased 464,125 — — 464,125
Interest Rate Swaptions Purchased — 906,570 — 906,570
Interest Rate Futures Contracts
(a)
2,672,563 — — 2,672,563
Equity Index Swap Agreements
(a)
— 5,374,934 — 5,374,934
Forward Foreign Currency Exchange Contracts
(a)
— 14,054,377 — 14,054,377
Unfunded Loan Commitments ( Note 4 )
(a)
— — 1,064,598 1,064,598
Total Assets $ 639,628,555 $ 8,615,821,880 $ 1,060,902,673 $ 10,316,353,108
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 340,687 $ 664,105 $ — $ 1,004,792
Interest Rate Swaptions Written — 6,638,398 — 6,638,398
Interest Rate Futures Contracts
(a)
25,156 — — 25,156
Commodity Futures Contracts
(a)
5,898,115 — — 5,898,115
Credit Default Swap Agreements
(a)
— 1,823,706 — 1,823,706
Interest Rate Swap Agreements
(a)
— 5,699,939 — 5,699,939
Equity Index Swap Agreements
(a)
— 923,694 — 923,694
Forward Foreign Currency Exchange Contracts
(a)
— 18,551 — 18,551
Unfunded Loan Commitments ( Note 4 )
(a)
— — 599,485 599,485
Total Liabilities $ 6,263,958 $ 15,768,393 $ 599,485 $ 22,631,836
(a)
Reported as unrealized appreciation/(depreciation) at period end.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 181
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$46,326,631 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$7,113,786 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 255,824,598
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 180,109,258 Yield Analysis Yield 5.1%-8.3% 6.8%
Asset-Backed Securities 45,604,174 Third Party Pricing Broker Quote — —
Asset-Backed Securities 23,494,716 Third Party Pricing Trade Price — —
Asset-Backed Securities 225,744 Third Party Pricing Vendor Price — —
Collateralized Mortgage
Obligations 8,222,135
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 3,564,738 Third Party Pricing Vendor Price — —
Common Stocks 2,322,302 Enterprise Value Valuation Multiple 1.2x-7.0x 6.3x
Common Stocks 1,373 Model Price Liquidation Value — —
Corporate Bonds 113,097,934
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 47,704,088 Third Party Pricing Broker Quote — —
Corporate Bonds 13,833,196 Model Price Purchase Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 38,355,203 Yield Analysis Yield 6.3%-7.0% 6.5%
Rights 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 177,056,079 Yield Analysis Yield 8.2%-15.9% 9.7%
Senior Floating Rate Interests 111,477,542 Model Price Purchase Price — —
Senior Floating Rate Interests 38,677,846 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 173,884 Third Party Pricing Vendor Price — —
Senior Floating Rate Interests 93,014 Model Price Liquidation Value — —
Unfunded Loan Commitments 1,064,598 Model Price Purchase Price — —
Warrants 248 Model Price Liquidation Value — —
Total Assets $ 1,060,902,673
Liabilities:
Unfunded Loan Commitments $ 599,485 Model Price Purchase Price — —
(a) Inputs are weighted by the fair value of the instruments.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
182 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 317,793,322 $ 185,747,265 $ (31,858,634) $ 35,155 $ 5,702
Corporate Bonds 213,314,428 74,603,670 (102,667,515) (23,516) 8,019,521
Senior Floating Rate Interests 256,931,637 163,676,830 (86,983,425) 463,112 192,529
Warrants 248 — — — —
Common Stocks 2,653,061 — (12,587) 13,074 (41,294)
Preferred Stocks 27,721,474 11,627,098 — — —
Rights 2 — — — —
Collateralized Mortgage Obligations 5,222,772 6,928,691 (268,743) (22,057) (7,381)
Unfunded Loan Commitments 956,434 2,775,066 (1,557,008) 571 (571)
Total Assets $ 824,593,378 $ 445,358,620 $ (223,347,912) $ 466,339 $ 8,168,506
Liabilities
Unfunded Loan Commitments $ — $ (8,751) $ 2,456,137 $ — $ (2,447,386)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (5,149,567) $ 45,799,033 $ (7,113,786) $ 505,258,490 $ (3,544,401)
Corporate Bonds (18,611,369) — — 174,635,219 (17,715,249)
Senior Floating Rate Interests (6,802,318) — — 327,478,365 (6,691,918)
Warrants — — — 248 —
Common Stocks (288,579) — — 2,323,675 (328,704)
Preferred Stocks (993,369) — — 38,355,203 (993,369)
Rights — — — 2 —
Collateralized Mortgage Obligations (594,007) 527,598 — 11,786,873 (594,007)
Unfunded Loan Commitments (1,109,894) — — 1,064,598 (1,109,894)
Total Assets $ (33,549,103) $ 46,326,631 $ (7,113,786) $ 1,060,902,673 $ (30,977,542)
Liabilities
Unfunded Loan Commitments $ (599,485) $ — $ — $ (599,485) $ (599,485)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
Aspire Mortgage Trust 2026-2, 5.73% due 04/26/66 6.73% 04/01/30 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due
07/25/65 6.81% 07/01/29 — —
BRAVO Residential Funding Trust 2025-CES2, 5.19% due
07/26/55 6.19% 08/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28 — —
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —
CIM Trust 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
| 183
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
COLT Mortgage Loan Trust 2025-3, 5.71% due 03/25/70 6.71% 02/01/29 — —
Cross Mortgage Trust 2026-NQM3, 5.48% due 03/25/71 6.48% 03/01/30 — —
Cross Mortgage Trust 2025-H6, 5.64% due 07/25/70 6.64% 07/01/29 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.68%
due 03/25/61 6.68% 04/01/30 — —
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27 — —
GCAT Trust 2025-NQM4, 5.88% due 06/25/70 6.88% 07/01/29 — —
GCAT Trust 2023-NQM2, 6.60% due 11/25/67 7.60% 01/01/27 — —
GCAT Trust 2025-NQM1, 5.83% due 11/25/69 6.83% 04/01/29 — —
GCAT Trust 2025-NQM3, 5.96% due 05/25/70 6.96% 06/01/29 — —
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26 — —
GS Mortgage-Backed Securities Trust 2026-NQM4, 5.82%
due 06/25/66 6.82% 05/01/30 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.49%
due 11/25/65 6.49% 08/01/29 — —
HOMES Trust 2025-AFC3, 5.34% due 08/25/60 6.34% 09/01/29 — —
HOMES Trust 2025-AFC2, 5.73% due 06/25/60 6.73% 06/01/29 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-3, 6.26% due 05/25/30 9.26% 05/01/28 10.26% 05/01/29
RCKT Mortgage Trust 2025-CES7, 5.73% due 07/25/55 6.73% 07/01/29 — —
Saluda Grade Alternative Mortgage Trust 2025-RRTL1,
5.66% due 10/25/40 6.71% 03/01/28 — —
SG Residential Mortgage Trust 2025-1, 5.35% due 12/25/65 6.35% 12/01/29 — —
Verus Securitization Trust 2025-2, 5.66% due 03/25/70 6.66% 03/01/29 — —
Vista Point Securitization Trust 2026-CES2, 5.58% due
05/25/56 6.58% 04/01/30 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
June 30, 2026
184 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares /Face
Amount
06/30/26
Investment
Income
Common Stocks
BP Holdco LLC $ 30,686 $ — $ — $ — $ (13,225) $ 17,461 37,539 $ —
Accuride Corp. 340 — — — — 340 3,399,497 —
Accuride Liquidating Trust — — — — — — 209 —
Private Funds
FTAI Aircraft Leasing
Offshore SPV, LP 25,143,443 8,125,000 (1,625,000) 100,810 1,702,492 33,446,745 — 832,645
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF — 32,711,241 — (6) 5,157 32,716,392 652,700 —
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 140,843,401 148,087,294 (143,145,846) 5,404,833 (6,693,302) 144,496,380 5,905,042 5,028,468
Guggenheim Ultra
Short Duration Fund —
Institutional Class 55,726,292 1,842,861 — — (57,345) 57,511,808 5,716,880 1,881,727
Guggenheim Strategy
Fund III 28,348,479 24,283,419 (23,200,000) (74,809) (110,966) 29,246,123 1,179,755 1,074,915
Guggenheim Strategy
Fund II 24,234,787 852,347 (25,005,406) — (81,728) — — 855,896
Senior Floating Rate
Interests
Accuride Corp. 8.15%
(3 Month Term SOFR +
3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,(a)
4,659,526 166,763 — — 274,485 5,100,774 2,643,370 44,378
$ 278,986,954 $ 216,068,925 $ (192,976,252) $ 5,430,828 $ (4,974,432) $ 302,536,023 $ 9,718,029
(a)
Payment-in-kind security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

| 185
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MUNICIPAL INCOME FUND
June 30, 2026
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 1 .4%
BlackRock Liquidity Funds
MuniCash — Institutional
Shares, 2.56%
(b)
489,515 $ 489,515
Total Money Market Funds
(Cost $489,515) 489,515
FACE
AMOUNT
MUNICIPAL BONDS - 96 .4%
CALIFORNIA - 7 .9%
San Bernardino Community
College District General
Obligation Unlimited
due 08/01/49
(c)
$ 2,000,000 626,141
California Municipal Finance
Authority Revenue Bonds
5.00% due 07/01/50 500,000 523,480
California Statewide
Communities Development
Authority Revenue Bonds
5.25% due 08/15/52 500,000 510,727
Alameda Corridor
Transportation Authority
Revenue Bonds
due 10/01/51
(d)
500,000 304,360
California Enterprise
Development Authority
Revenue Bonds
5.00% due 06/01/34
(e)
250,000 261,312
El Monte Union High School
District General Obligation
Unlimited
due 06/01/43
(c)
500,000 251,234
FHLMC Multifamily VRD
Certificates Revenue Bonds
2.40% due 10/15/29 150,000 143,980
M-S-R Energy Authority
Revenue Bonds
6.13% due 11/01/29 130,000 136,630
City of Irvine
due 09/01/54
(c)
285,000 72,083
Total California 2,829,947
TEXAS - 6 .6%
New Hope Cultural Education
Facilities Finance Corp.
Revenue Bonds
5.50% due 08/15/49 500,000 545,078
Texas Department of Housing &
Community Affairs
4.70% due 07/01/46 500,000 500,474
Eagle Pass Independent School
District General Obligation
Unlimited
5.00% due 08/15/27 275,000 275,836
County of Fort Bend Texas Toll
Road Revenue Bonds
5.25% due 03/01/55 250,000 263,880
Harris County-Houston Sports
Authority Revenue Bonds
due 11/15/53
(c)
1,000,000 256,718
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
TEXAS - 6.6% (continued)
Arlington Higher Education
Finance Corp. Revenue
Bonds
5.00% due 12/01/46 $ 200,000 $ 200,128
Midland Independent School
District General Obligation
Unlimited
5.00% due 02/15/28 180,000 187,469
Central Texas Regional Mobility
Authority Revenue Bonds
5.00% due 01/01/45 100,000 103,211
Texas Municipal Gas Acquisition
and Supply Corp. I Revenue
Bonds
6.25% due 12/15/26 35,000 35,512
Total Texas 2,368,306
OREGON - 5 .4%
Albany Hospital Facility
Authority Revenue Bonds
5.38% due 05/15/54 990,000 1,013,807
Clackamas & Washington
Counties School District No. 3
General Obligation Unlimited
due 06/15/48
(c)
2,000,000 683,917
due 06/15/50
(c)
400,000 122,466
due 06/15/49
(c)
350,000 113,145
Total Oregon 1,933,335
NEW YORK - 5 .2%
New York State Dormitory
Authority Revenue Bonds
5.25% due 07/01/55 500,000 530,788
5.00% due 07/01/51 300,000 309,992
Westchester County Local
Development Corp. Revenue
Bonds
5.75% due 11/01/53 750,000 804,957
New York City Housing
Development Corp. Revenue
Bonds
4.80% due 02/01/53 200,000 201,171
Total New York 1,846,908
TENNESSEE - 5 .0%
Metropolitan Government
Nashville & Davidson
County Health & Educational
Facilities Board Revenue
Bonds
2.25% due 07/01/45 1,486,801 1,051,996
2.48% due 12/01/37 198,801 163,961
Tennessee Housing
Development Agency
Revenue Bonds
5.10% due 07/01/45 285,000 297,093
Metropolitan Government of
Nashville & Davidson County
Tennessee Water & Sewer
Revenue Bonds
5.25% due 07/01/55 250,000 264,263
Total Tennessee 1,777,313

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
June 30, 2026
186 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
WASHINGTON - 4 .8%
Snohomish County Public Utility
District No. 1 Electric System
Revenue Bonds
5.25% due 12/01/55 $ 1,000,000 $ 1,065,355
University of Washington
Revenue Bonds
5.00% due 04/01/28 250,000 260,811
Central Puget Sound Regional
Transit Authority Revenue
Bonds
5.00% due 11/01/41 200,000 201,103
Washington State Convention
Center Public Facilities
District Revenue Bonds
4.00% due 07/01/48 210,000 190,553
Total Washington 1,717,822
PENNSYLVANIA - 4 .3%
Pennsylvania Housing Finance
Agency Revenue Bonds
4.95% due 10/01/38 740,000 784,928
5.20% due 04/01/53 200,000 205,415
Philadelphia Authority for
Industrial Development
Revenue Bonds
5.50% due 07/01/53 500,000 541,193
Total Pennsylvania 1,531,536
ILLINOIS - 4 .1%
Cook County Community
College District No. 508
General Obligation Unlimited
5.50% due 12/01/55 500,000 535,026
Chicago O'Hare International
Airport Revenue Bonds
5.25% due 01/01/56 500,000 528,399
Illinois Finance Authority
Revenue Bonds
5.00% due 08/15/26 400,000 400,877
Total Illinois 1,464,302
MICHIGAN - 3 .7%
Michigan Technological
University Revenue Bonds
5.25% due 10/01/53 1,000,000 1,041,227
Dansville Schools General
Obligation Unlimited
5.00% due 05/01/28 260,000 271,491
Total Michigan 1,312,718
ARIZONA - 3 .5%
Arizona Industrial Development
Authority Revenue Bonds
5.50% due 11/01/56 1,000,000 1,057,775
Salt Verde Financial Corp.
Revenue Bonds
5.00% due 12/01/32 200,000 212,090
Total Arizona 1,269,865
NEBRASKA - 3 .5%
Nebraska Investment Finance
Authority Revenue Bonds
4.95% due 09/01/38 1,000,000 1,057,942
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
NEBRASKA - 3.5% (continued)
Central Plains Energy Project
Revenue Bonds
5.00% due 09/01/29 $ 200,000 $ 208,720
Total Nebraska 1,266,662
NEW MEXICO - 3 .1%
New Mexico Mortgage Finance
Authority Revenue Bonds
5.20% due 09/01/55 500,000 515,073
4.75% due 09/01/51 350,000 351,078
4.95% due 09/01/38 245,000 259,633
Total New Mexico 1,125,784
MAINE - 3 .0%
Maine Health & Higher
Educational Facilities
Authority Revenue Bonds
5.25% due 07/01/48 1,000,000 1,061,757
MISSOURI - 2 .9%
Missouri Housing Development
Commission Revenue Bonds
5.00% due 11/01/50 500,000 515,469
5.15% due 11/01/55 500,000 515,341
Total Missouri 1,030,810
SOUTH CAROLINA - 2 .6%
South Carolina Public Service
Authority Revenue Bonds
5.00% due 12/01/55 500,000 520,584
Charleston County Airport
District Revenue Bonds
5.00% due 07/01/43 200,000 207,567
South Carolina State Housing
Finance & Development
Authority Revenue Bonds
4.70% due 01/01/55 195,000 195,914
Total South Carolina 924,065
NORTH CAROLINA - 2 .4%
Inlivian Revenue Bonds
2.02% due 04/01/42 966,859 681,226
North Carolina Medical Care
Commission Revenue Bonds
5.13% due 10/01/56 190,000 192,899
Total North Carolina 874,125
MASSACHUSETTS - 2 .2%
Massachusetts Development
Finance Agency Revenue
Bonds
5.00% due 07/01/50 500,000 526,788
5.00% due 10/01/34 150,000 160,435
5.00% due 06/01/35 90,000 101,902
Total Massachusetts 789,125
MARYLAND - 2 .2%
Maryland Economic
Development Corp. Revenue
Bonds
5.00% due 07/01/45 500,000 530,620

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
June 30, 2026
| 187
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
MARYLAND - 2.2% (continued)
Maryland Department of
Housing & Community
Development Revenue Bonds
5.10% due 03/01/52 $ 250,000 $ 256,635
Total Maryland 787,255
OHIO - 2 .1%
Ohio Housing Finance Agency
Revenue Bonds
5.25% due 09/01/55 495,000 513,303
State of Ohio Revenue Bonds
5.00% due 10/01/27 250,000 257,723
Total Ohio 771,026
COLORADO - 1 .8%
City & County of Denver
Colorado Airport System
Revenue Bonds
5.00% due 12/01/28 200,000 209,632
Canyons Metropolitan District
No. 5 General Obligation
Limited
4.13% due 12/01/54 200,000 182,979
City & County of Denver
Colorado Pledged Excise Tax
Revenue Bonds
due 08/01/30
(c)
200,000 170,997
Colorado School of Mines
Revenue Bonds
5.00% due 12/01/47 100,000 100,929
Total Colorado 664,537
OKLAHOMA - 1 .6%
Oklahoma Development
Finance Authority Revenue
Bonds
5.00% due 08/15/28 350,000 359,957
Oklahoma City Airport Trust
Revenue Bonds
5.00% due 07/01/30 200,000 207,320
Total Oklahoma 567,277
FLORIDA - 1 .5%
Mid-Bay Bridge Authority
Revenue Bonds
5.00% due 10/01/40 250,000 274,290
Florida Housing Finance Corp.
Revenue Bonds
5.13% due 01/01/56 250,000 256,088
Total Florida 530,378
LOUISIANA - 1 .5%
Louisiana Public Facilities
Authority Revenue Bonds
5.25% due 07/01/65 500,000 523,869
RHODE ISLAND - 1 .5%
Rhode Island Health and
Educational Building Corp.
Revenue Bonds
5.25% due 05/15/54 500,000 522,464
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
GEORGIA - 1 .5%
Columbia County Hospital
Authority Revenue Bonds
5.00% due 04/01/48 $ 500,000 $ 522,288
IDAHO - 1 .5%
Idaho Housing & Finance
Association Revenue Bonds
5.15% due 07/01/45 500,000 521,498
WEST VIRGINIA - 1 .4%
West Virginia Hospital Finance
Authority Revenue Bonds
5.00% due 06/01/42 300,000 303,169
5.50% due 06/01/50 200,000 213,605
Total West Virginia 516,774
ALABAMA - 1 .4%
Alabama Housing Finance
Authority Revenue Bonds
5.13% due 10/01/50 495,000 514,908
DELAWARE - 1 .4%
Delaware State Housing
Authority
4.80% due 07/01/51 500,000 502,820
PUERTO RICO - 1 .0%
Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
Bonds
5.00% due 07/01/58 350,000 349,432
ARKANSAS - 0 .9%
County of Baxter Arkansas
Revenue Bonds
5.00% due 09/01/26 330,000 330,273
MONTANA - 0 .8%
Montana Board of Housing
Revenue Bonds
4.80% due 12/01/51 300,000 301,560
UTAH - 0 .7%
Downtown Revitalization
Public Infrastructure District
Revenue Bonds
5.50% due 06/01/55 250,000 269,624
ALASKA - 0 .7%
University of Alaska Revenue
Bonds
5.00% due 10/01/40 260,000 260,636
KENTUCKY - 0 .6%
Kentucky Bond Development
Corp.
5.25% due 07/01/61 200,000 206,995
VIRGINIA - 0 .6%
Virginia Small Business
Financing Authority
5.25% due 12/01/51 200,000 206,174

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
June 30, 2026
188 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
VERMONT - 0 .6%
Vermont Educational & Health
Buildings Financing Agency
Revenue Bonds
5.00% due 12/01/46 $ 200,000 $ 200,039
CONNECTICUT - 0 .5%
New Haven Housing Authority
Revenue Bonds
2.26% due 05/01/38 235,819 186,634
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.4% (continued)
WISCONSIN - 0 .4%
Public Finance Authority
Revenue Bonds
4.50% due 07/15/49
(e)
$ 150,000 $ 136,658
Total Municipal Bonds
(Cost $35,170,110) 34,517,499
Total Investments - 97.8%
(Cost $35,659,625) $ 35,007,014
Other Assets & Liabilities, net - 2.2% 775,939
Total Net Assets - 100.0% $ 35,782,953
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
Zero coupon rate security.
(d)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. This security has no coupon at June 30, 2026 and is structured as a compounding/capital appreciation modal transportation bond.
(e)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $397,970 (cost $411,158), or 1.1% of total net assets.
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.16% Annually 07/25/50 $ 2,100,000 $ 18,582 $ (6,620) $ 25,202
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.52% Annually 09/18/35 1,750,000 67,843 54,270 13,573
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.01% Annually 06/23/55 550,000 17,360 5,553 11,807
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.81% Annually 09/11/40 600,000 21,336 15,434 5,902

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
June 30, 2026
| 189
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.07% Annually 03/23/46 $ 1,125,000 $ 22,550 $ 16,668 $ 5,882
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 2,000,000 (38,035) (2,971) (35,064)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.41% Annually 08/26/30 4,125,000 (97,422) (3,220) (94,202)
$ 12,214 $ 79,114 $ (66,900)
(a)
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 489,515 $ — $ — $ 489,515
Municipal Bonds — 34,517,499 — 34,517,499
Interest Rate Swap Agreements
(a)
— 62,366 — 62,366
Total Assets $ 489,515 $ 34,579,865 $ — $ 35,069,380
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
(a)
$ — $ 129,266 $ — $ 129,266
(a)
Reported as unrealized appreciation/(depreciation) at period end.

190 |
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TOTAL RETURN BOND FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
90,960 $ 1,791,820
Xplore, Inc.*
80,273 56,606
Total Communications 1,848,426
CONSUMER, NON-CYCLICAL - 0.0%
WW International, Inc.*
36,869 589,167
INDUSTRIAL - 0.0%
API Heat Transfer
Intermediate*
,(a)
31 43,206
BP Holdco LLC*
,(a),(b)
532 247
YAK BLOCKER 2 LLC
(a)
84,848 8
Total Industrial 43,461
FINANCIAL - 0.0%
Pershing Square Tontine
Holdings, Ltd. — Class
A*
,(a),(c)
9,315,080 931
Total Common Stocks
(Cost $2,379,090) 2,481,985
PREFERRED STOCKS - 2.4%
FINANCIAL - 2.0%
Citigroup, Inc.
6.88% 41,425,000 42,424,088
6.75% 35,721,000 36,219,629
6.95% 19,190,000 19,631,850
6.63% 11,890,000 12,113,496
6.25% 375,600 9,450,096
Wells Fargo & Co.
6.13% 80,900,000 81,857,694
6.85% 12,840,000 13,343,726
7.63% 4,100,000 4,313,684
Charles Schwab Corp.
4.00% 73,673,000 69,130,242
6.10% 14,750,000 14,753,244
Bank of New York Mellon Corp.
3.75% 65,200,000 64,743,672
5.95% 8,680,000 8,709,668
Goldman Sachs Group, Inc.
7.50% 32,500,000 34,090,615
6.85% 24,625,000 25,319,394
6.13% 9,350,000 9,371,711
3.65% 2,450,000 2,446,292
JPMorgan Chase & Co.
6.10% 48,100,000 48,708,952
6.50% 20,220,000 20,705,502
Bank of America Corp.
6.63% 20,560,000 21,196,928
6.25% 20,125,000 20,366,782
4.38% 19,449,000 19,377,858
State Street Corp.
6.45% 18,790,000 19,155,052
6.70% 2,645,000 2,735,459
American National Group, Inc.
7.38% 590,500 13,859,035
Jackson Financial, Inc.
8.00% 472,000 11,908,560
CNO Financial Group, Inc.
5.13% due 11/25/60 710,775 11,777,542
A
A
A SHARES VALUE
PREFERRED STOCKS - 2.4% (continued)
FINANCIAL - 2.0% (continued)
Selective Insurance Group, Inc.
4.60% 541,225 $ 8,529,706
Corebridge Financial, Inc.
6.88% 5,108,000 5,315,334
First Republic Bank
4.25%* 2,368,525 474
4.50%* 276,775 55
Total Financial 651,556,340
COMMUNICATIONS - 0.1%
AT&T Mobility II LLC
6.80%
(a)
47,000 47,698,630
UTILITIES - 0.1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 04/15/86 797,000 19,940,940
6.50% due 06/01/85 353,400 8,598,222
Total Utilities 28,539,162
GOVERNMENT - 0.1%
CoBank ACB
6.75% 13,700,000 13,797,737
7.13% 8,250,000 8,349,627
4.25% 3,300,000 3,260,305
Total Government 25,407,669
ENERGY - 0.1%
Venture Global LNG, Inc.
9.00%
(d)
21,555,000 21,044,474
Total Preferred Stocks
(Cost $847,187,157) 774,246,275
PRIVATE FUNDS
(e)
- 0.1%
FTAI Aircraft Leasing Offshore
SPV, LP*
,(b)
39,621,529
Total Private Funds
(Cost $37,604,730) 39,621,529
WARRANTS - 0.0%
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,(a),(c)
2,846,274 285
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,(a),(c)
1,035,008 103
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 101,490 71
Total Warrants
(Cost $233,835) 459
RIGHTS - 0.0%
COMMUNICATIONS - 0.0%
Xplore, Inc.*
,(a)
6,119 1
Total Rights
(Cost $–) 1

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 191
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS - 0.1%
Guggenheim Ultra Short
Income ETF
(b)
600,419 $ 30,095,822
Total Exchange-Traded Funds
(Cost $30,130,781) 30,095,822
MUTUAL FUNDS - 0.7%
Guggenheim Limited Duration
Fund — Class R6
(b)
5,787,446 141,618,801
Guggenheim Strategy Fund
III
(b)
2,335,510 57,897,297
Guggenheim Ultra Short
Duration Fund —
Institutional Class
(b)
3,266,106 32,857,030
Total Mutual Funds
(Cost $228,180,809) 232,373,128
MONEY MARKET FUNDS
(f)
- 1.3%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(g)
315,882,878 315,882,878
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(g)
89,733,486 89,733,486
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.52%
(g)
3,944,783 3,944,783
Total Money Market Funds
(Cost $409,561,147) 409,561,147
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8%
GOVERNMENT AGENCY - 17.9%
Uniform MBS 30 Year
3.00% due 08/15/56 1,308,799,942 1,140,394,193
2.50% due 08/15/56 991,130,000 827,748,404
5.50% due 08/01/56 518,360,000 519,287,341
5.00% due 08/01/56 465,510,369 456,891,980
2.00% due 08/15/56 192,250,000 153,438,610
Freddie Mac
5.50% due 02/01/56
(h)
245,764,911 246,705,667
6.00% due 08/01/54 193,262,627 200,652,742
3.00% due 05/01/52 195,136,510 170,566,884
5.50% due 09/01/53
(h)
154,481,346 157,095,540
5.50% due 04/01/56 135,431,489 135,953,421
5.50% due 04/01/55 94,539,044 95,153,715
5.50% due 09/01/54 86,398,674 87,706,510
6.00% due 09/01/54 79,143,340 82,057,695
5.00% due 10/25/51 42,780,460 42,638,570
5.50% due 05/01/55 36,747,293 36,897,924
5.50% due 06/01/53 35,948,738 36,508,483
5.00% due 11/25/51 27,917,585 27,777,796
5.00% due 02/25/52 15,133,004 15,046,301
5.50% due 07/25/53 14,873,558 14,912,769
5.25% due 04/25/53 11,230,567 11,236,719
5.50% due 02/01/53
(h)
9,987,216 10,152,274
3.50% due 03/01/53 1,779,275 1,615,125
2.50% due 03/25/52 2,340,016 1,471,382
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
GOVERNMENT AGENCY - 17.9% (continued)
1.96% due 05/01/50 1,447,786 $ 1,018,994
5.00% due 03/01/53 385,111 381,573
3.00% due 08/01/46 388,448 348,599
5.00% due 08/01/53 223,287 220,786
4.50% due 06/01/48 159,725 156,121
5.00% due 09/01/52 154,954 155,158
2.00% due 10/25/51 263,897 145,357
3.50% due 12/01/45 144,586 134,470
4.00% due 11/01/45 126,975 121,289
4.00% due 08/01/45 112,301 107,365
4.00% due 09/01/45 107,519 102,772
2.00% due 09/25/51 175,123 91,151
2.50% due 02/25/52 145,160 87,445
4.00% due 05/25/52
(a)
81,000 65,372
Fannie Mae
5.50% due 04/01/55 198,536,762 200,712,178
3.00% due 05/01/52 191,135,856 166,820,683
6.00% due 09/01/54 150,292,771 155,821,410
5.50% due 09/01/54 142,984,614 145,083,647
5.50% due 02/01/55 125,495,409 127,333,014
5.50% due 04/01/56 119,214,058 119,670,409
5.00% due 01/25/53 67,468,607 67,036,875
5.00% due 10/25/51 57,241,741 57,132,661
5.00% due 11/25/53 43,252,246 43,057,014
5.00% due 02/25/54 27,662,926 27,354,844
5.50% due 03/01/55 25,468,065 25,757,185
5.50% due 05/01/55 21,475,503 21,613,298
5.00% due 05/25/52 10,252,079 10,173,814
due 12/25/43
(i),(j)
7,528,458 5,657,465
3.05% due 03/01/50 5,544,006 4,350,000
2.51% due 10/01/46 5,087,231 4,048,898
4.24% due 08/01/48 3,255,610 2,892,129
3.42% due 10/01/47 2,502,996 2,159,277
3.00% due 01/01/52 2,326,231 2,048,499
3.26% due 11/01/46 2,136,858 1,820,435
2.69% due 02/01/52 2,319,893 1,758,280
2.49% due 09/01/51 2,345,802 1,711,871
2.62% due 12/01/51 2,160,395 1,623,672
5.00% due 03/01/55 1,648,555 1,623,163
2.93% due 03/01/52 1,934,965 1,521,468
3.46% due 08/01/49 1,537,993 1,313,483
2.51% due 07/01/50 1,651,114 1,250,601
2.43% due 12/01/51 1,900,000 1,216,294
2.32% due 07/01/50 1,264,482 933,875
3.96% due 06/01/49 883,341 781,536
3.60% due 10/01/47 839,941 731,643
2.65% due 12/01/51 931,807 699,474
2.34% due 03/01/51 810,341 598,465
3.91% due 07/01/49 620,515 544,681
3.18% due 09/01/42 581,489 496,759
2.56% due 05/01/39 567,551 450,048
2.51% due 02/01/48 532,808 413,936
5.00% due 05/01/53 391,281 387,507
3.00% due 07/01/46 362,626 323,006
3.51% due 11/01/47 338,405 295,089
4.33% due 09/01/48 305,474 286,392
4.22% due 04/01/49 305,384 271,382
3.50% due 10/01/45 265,145 246,735
4.23% due 07/01/39 259,804 240,340
2.00% due 02/25/52 393,218 239,281
3.50% due 11/01/47 192,377 177,290
2.50% due 01/25/52 268,546 172,988

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
192 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
GOVERNMENT AGENCY - 17.9% (continued)
4.50% due 04/01/48 176,964 $ 172,189
3.00% due 03/01/52 192,073 169,174
3.95% due 06/01/49 179,703 160,105
3.50% due 08/01/43 153,709 143,158
3.18% due 08/01/42 166,745 142,452
3.50% due 12/01/45 150,482 139,898
2.06% due 09/01/36 140,000 111,213
5.42% due 02/01/43 99,734 100,374
4.00% due 10/01/45 99,904 95,109
2.34% due 09/01/39 119,246 92,826
2.50% due 11/25/50 146,157 87,003
5.00% due 06/01/53 65,277 64,815
2.00% due 10/25/51 105,559 57,518
5.00% due 04/01/44 53,445 53,066
2.28% due 01/01/51 64,150 47,307
3.50% due 06/01/46 10,462 9,697
Ginnie Mae
5.25% due 03/20/52 40,928,229 41,054,713
5.00% due 01/20/55 21,759,568 21,491,525
6.00% due 06/20/47 1,803,201 1,802,306
Fannie Mae-Aces
1.60% (WAC) due 03/25/35
◊,(k)
191,462,360 14,125,174
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 11/25/59 9,085,113 7,237,957
2.00% due 05/25/60 7,376,958 5,900,113
FARM Mortgage Trust
2.18% (WAC) due 01/25/51
◊,(d)
8,710,808 7,127,841
Total Government Agency 5,786,285,024
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(d)
183,062,351 190,095,002
2026-NQM1, 5.40% due
02/25/71
(d)
145,911,337 145,382,014
2026-NQM1, 5.76% due
02/25/71
(d)
22,985,745 22,902,587
2026-NQM1, 6.63% (WAC)
due 02/25/71
◊,(d)
17,247,312 16,376,513
2026-NQM1, 5.60% due
02/25/71
(d)
15,325,582 15,270,098
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,(d)
10,013,972 10,005,814
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,(a),(d),(k)
211,483,991 6,661,746
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,(a),(d),(k)
211,483,991 2,763,144
PRPM LLC
2026-3, 5.96% due
04/25/31
(d),(l)
120,141,666 119,992,799
2025-7, 5.50% due
08/25/30
(d),(l)
60,201,155 59,951,826
2025-8, 5.39% due
10/25/30
(d),(l)
51,362,385 51,060,286
2026-1, 5.19% due 02/25/31
(d)
45,907,202 45,325,787
2025-6, 5.77% due
08/25/28
(d),(l)
33,480,458 33,370,967
2026-2, 5.09% due
02/25/31
(d),(l)
26,715,058 26,336,196
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2024-RPL2, 3.50% due
05/25/54
(d),(l)
18,755,746 $ 18,272,746
2025-5, 5.73% due
07/25/30
(d),(l)
15,488,082 15,429,564
2024-6, 5.70% due
11/25/29
(d),(l)
11,792,969 11,799,124
2025-RCF3, 5.25% due
07/25/55
(d),(l)
7,254,470 7,220,511
2023-RCF1, 4.00% due
06/25/53
(d),(l)
2,634,738 2,608,914
OBX Trust
2026-NQM5, 5.68% due
01/25/66
(d),(l)
24,622,057 24,545,675
2026-NQM9, 5.62% due
04/25/66
(d),(l)
23,792,000 23,727,871
2026-NQM9, 5.52% due
04/25/66
(d),(l)
20,311,000 20,257,597
2025-NQM13, 5.82% due
05/25/65
(d),(l)
17,557,140 17,539,030
2026-NQM4, 5.53% due
02/25/66
(d),(l)
14,355,377 14,268,784
2025-NQM10, 5.45% due
05/25/65
(d),(l)
10,909,582 10,921,406
2024-NQM5, 6.39% due
01/25/64
(d),(l)
10,244,814 10,270,180
2024-NQM6, 6.85% due
02/25/64
(d),(l)
9,059,073 9,111,915
2024-NQM5, 5.99% due
01/25/64
(d),(l)
8,291,257 8,311,358
2024-NQM4, 6.07% due
01/25/64
(d),(l)
8,174,629 8,206,309
2025-NQM2, 5.95% due
11/25/64
(d),(l)
7,742,932 7,755,191
2025-NQM1, 5.85% due
12/25/64
(d),(l)
7,497,268 7,500,458
2025-NQM13, 5.61% due
05/25/65
(d),(l)
7,387,837 7,371,612
2024-NQM6, 6.45% due
02/25/64
(d),(l)
6,920,136 6,959,967
2024-NQM9, 6.44% due
01/25/64
(d),(l)
6,699,453 6,728,046
2024-NQM7, 6.24% due
03/25/64
(d),(l)
6,531,399 6,561,093
2025-NQM3, 5.85% due
12/01/64
(d),(l)
5,747,294 5,768,286
2026-NQM4, 5.38% due
02/25/66
(d),(l)
5,636,171 5,600,323
2024-NQM6, 6.70% due
02/25/64
(d),(l)
5,409,420 5,440,628
2024-NQM8, 6.59% due
05/25/64
(d),(l)
5,314,734 5,340,087
2024-NQM5, 6.29% due
01/25/64
(d),(l)
5,111,049 5,124,591
2024-NQM16, 5.89% due
10/25/64
(d),(l)
5,081,129 5,082,689
2026-NQM5, 5.57% due
01/25/66
(d),(l)
5,083,239 5,069,140
2024-NQM17, 6.02% due
11/25/64
(d),(l)
5,037,222 5,052,910
2025-NQM16, 5.21% due
08/25/65
(d),(l)
4,924,938 4,869,616

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 193
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2024-NQM11, 6.23% due
06/25/64
(d),(l)
4,752,101 $ 4,770,712
2025-NQM3, 5.95% due
12/01/64
(d),(l)
4,733,066 4,750,189
2024-NQM7, 6.60% due
03/25/64
(d),(l)
4,727,287 4,747,363
2024-NQM18, 5.87% due
10/25/64
(d),(l)
4,735,813 4,735,933
2025-NQM2, 5.75% due
11/25/64
(d),(l)
4,707,527 4,711,502
2024-NQM8, 6.23% due
05/25/64
(d),(l)
4,664,910 4,688,587
2025-NQM10, 5.71% due
05/25/65
(d),(l)
4,539,794 4,529,446
2024-NQM4, 6.32% due
01/25/64
(d),(l)
4,461,782 4,468,737
2024-NQM15, 5.72% due
10/25/64
(d),(l)
4,394,547 4,388,679
2024-NQM10, 6.33% due
05/25/64
(d),(l)
4,189,294 4,222,297
2024-NQM8, 6.44% due
05/25/64
(d),(l)
3,972,291 3,991,219
2024-NQM11, 6.13% due
06/25/64
(d),(l)
3,641,556 3,655,950
2024-NQM3, 6.13% due
12/25/63
(d),(l)
3,550,351 3,559,607
2024-NQM7, 6.45% due
03/25/64
(d),(l)
3,288,547 3,302,301
2024-NQM13, 5.37% due
06/25/64
(d),(l)
3,135,886 3,128,783
2024-NQM11, 5.88% due
06/25/64
(d),(l)
3,098,917 3,112,029
2023-NQM9, 7.66% due
10/25/63
(d),(l)
2,943,703 2,953,455
2024-NQM3, 6.33% due
12/25/63
(d),(l)
2,942,415 2,949,959
2025-NQM1, 5.70% due
12/25/64
(d),(l)
2,601,792 2,602,445
2025-NQM16, 5.06% due
08/25/65
(d),(l)
2,626,433 2,597,334
2024-NQM16, 5.73% due
10/25/64
(d),(l)
2,544,821 2,544,189
2024-NQM17, 5.86% due
11/25/64
(d),(l)
2,211,463 2,214,972
2024-NQM4, 6.22% due
01/25/64
(d),(l)
2,059,284 2,062,947
2024-NQM2, 6.18% due
12/25/63
(d),(l)
1,937,428 1,938,040
2024-NQM9, 6.28% due
01/25/64
(d),(l)
1,875,868 1,883,861
2024-NQM12, 5.83% due
07/25/64
(d),(l)
1,675,157 1,674,608
2024-NQM3, 6.43% due
12/25/63
(d),(l)
924,064 926,230
FIGRE Trust
2024-HE2, 6.38% (WAC) due
05/25/54
◊,(d)
25,441,189 25,839,883
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(d)
23,288,008 23,358,433
2025-PF2, 5.02% (WAC) due
10/25/55
◊,(d)
22,648,600 22,274,715
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2024-HE6, 5.72% (WAC) due
12/25/54
◊,(d)
21,762,552 $ 21,889,983
2025-HE1, 5.83% (WAC) due
01/25/55
◊,(d)
15,342,616 15,466,141
2024-HE4, 5.06% (WAC) due
09/25/54
◊,(d)
13,713,332 13,650,982
2026-HE2, 5.05% (WAC) due
01/25/56
◊,(d)
12,655,699 12,464,701
2025-HE8, 5.21% (WAC) due
11/25/55
◊,(d)
11,858,606 11,755,826
2024-HE1, 6.17% (WAC) due
03/25/54
◊,(d)
9,852,809 9,976,542
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(d)
9,634,660 9,648,036
2024-HE3, 5.94% (WAC) due
07/25/54
◊,(d)
7,588,579 7,652,988
2025-PF1, 5.76% (WAC) due
06/25/55
◊,(d)
7,347,811 7,362,193
2024-HE5, 5.59% (WAC) due
10/25/54
◊,(d)
5,895,035 5,901,500
2025-HE1, 5.93% (WAC) due
01/25/55
◊,(d)
5,078,935 5,116,982
2025-HE8, 5.36% (WAC) due
11/25/55
◊,(d)
4,704,773 4,668,040
2026-HE2, 5.25% (WAC) due
01/25/56
◊,(d)
4,110,793 4,049,075
2026-HE5, 5.96% (WAC) due
06/25/56
◊,(d)
4,038,772 4,041,188
2024-HE3, 6.13% (WAC) due
07/25/54
◊,(d)
3,152,179 3,177,043
2024-HE6, 5.87% (WAC) due
12/25/54
◊,(d)
2,369,700 2,381,389
2025-HE6, 5.25% (WAC) due
09/25/55
◊,(d)
2,220,715 2,188,034
2026-FL2, 5.92% due
06/25/56
(d),(l)
2,000,000 1,997,816
2026-HE5, 5.81% (WAC) due
06/25/56
◊,(d)
1,849,076 1,850,164
2024-HE3, 6.23% (WAC) due
07/25/54
◊,(d)
1,634,463 1,646,595
GCAT Trust
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(d)
24,065,278 24,136,670
2022-NQM3, 5.35% (WAC)
due 04/25/67
◊,(d)
19,293,226 19,234,883
2022-NQM5, 5.71% due
08/25/67
(d),(l)
16,699,375 16,625,893
2025-NQM2, 6.01% due
04/25/70
(d),(l)
15,101,109 15,113,982
2025-NQM4, 5.88% due
06/25/70
(d),(l)
13,225,638 13,237,437
2025-NQM4, 5.53% due
06/25/70
(d),(l)
12,892,929 12,862,902
2025-NQM3, 5.55% due
05/25/70
(d)
10,708,774 10,704,610
2023-NQM3, 6.89% due
08/25/68
(d),(l)
10,244,804 10,263,175
2025-NQM3, 5.75% due
05/25/70
(d),(l)
9,492,733 9,482,906
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,(d)
9,052,863 8,569,792

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
194 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2025-NQM4, 5.73% due
06/25/70
(d),(l)
6,598,322 $ 6,588,402
2024-NQM2, 6.44% due
06/25/59
(d),(l)
5,958,342 5,984,987
2023-NQM3, 7.34% due
08/25/68
(d),(l)
2,605,674 2,608,593
2023-NQM2, 6.24% due
11/25/67
(d),(l)
1,752,085 1,746,402
2024-NQM2, 6.09% due
06/25/59
(d),(l)
1,735,675 1,742,198
2024-NQM2, 6.54% due
06/25/59
(d),(l)
1,319,253 1,324,678
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(d)
70,267,733 65,771,252
2021-13, 2.50% (WAC) due
04/25/52
◊,(d)
31,775,529 29,581,559
2026-CES1, 4.91% due
06/25/56
(d),(l)
11,988,296 11,863,405
2025-1, 6.00% (WAC) due
06/25/55
◊,(d)
10,131,328 10,154,853
2026-CES1, 4.96% due
06/25/56
(d),(l)
9,253,693 9,143,142
2024-NQM1, 5.85% due
02/25/64
(d),(l)
4,794,881 4,797,504
2024-NQM1, 5.95% due
02/25/64
(d),(l)
4,562,402 4,564,749
2024-NQM1, 5.59% due
02/25/64
(d),(l)
3,922,265 3,918,151
Verus Securitization Trust
2025-2, 5.51% due
03/25/70
(d),(l)
12,703,733 12,693,037
2024-9, 5.69% due
11/25/69
(d),(l)
11,258,266 11,257,183
2024-9, 5.89% due
11/25/69
(d),(l)
10,628,507 10,638,334
2025-7, 5.38% (WAC) due
08/25/70
◊,(d)
10,033,968 9,983,557
2025-1, 5.98% due
01/25/70
(d),(l)
9,212,886 9,229,322
2023-7, 7.42% due
10/25/68
(d),(l)
8,522,532 8,541,511
2025-7, 5.54% (WAC) due
08/25/70
◊,(d)
7,985,366 7,945,186
2024-5, 6.65% due
06/25/69
(d),(l)
7,814,405 7,859,233
2025-1, 5.77% due
01/25/70
(d),(l)
7,490,290 7,496,556
2025-9, 5.19% due
10/27/70
(d),(l)
5,679,757 5,629,544
2025-5, 5.58% due
06/25/70
(d),(l)
3,991,323 3,988,927
2025-5, 5.68% due
06/25/70
(d),(l)
3,858,909 3,856,489
2025-2, 5.31% due
03/25/70
(d),(l)
3,548,505 3,548,347
2025-5, 5.43% due
06/25/70
(d),(l)
2,005,110 2,010,560
2024-1, 6.12% due
01/25/69
(d),(l)
1,585,998 1,585,865
2024-5, 6.45% due
06/25/69
(d),(l)
1,320,001 1,326,765
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
BRAVO Residential Funding
Trust
2023-NQM2, 4.50% due
05/25/62
(d),(l)
23,712,683 $ 23,531,301
2025-NQM8, 5.59% due
06/25/65
(d),(l)
13,423,897 13,366,008
2025-NQM7, 5.81% due
07/25/65
(d),(l)
11,561,008 11,553,612
2025-CES2, 4.96% due
07/26/55
(d),(l)
9,936,077 9,859,849
2025-NQM2, 5.93% due
11/25/64
(d),(l)
8,007,946 8,034,020
2024-NQM3, 6.19% due
03/25/64
(d),(l)
7,315,380 7,355,019
2025-NQM1, 5.81% due
12/25/64
(d),(l)
6,753,065 6,759,058
2025-NQM1, 5.91% due
12/25/64
(d),(l)
4,875,460 4,877,977
2024-NQM1, 6.40% due
12/01/63
(d),(l)
3,606,588 3,610,330
2023-NQM6, 7.06% due
09/25/63
(d),(l)
3,581,409 3,575,791
2024-NQM3, 6.50% due
03/25/64
(d),(l)
3,379,338 3,396,088
2025-NQM7, 5.66% due
07/25/65
(d),(l)
2,940,807 2,937,381
2023-NQM5, 7.01% due
06/25/63
(d),(l)
2,265,317 2,264,632
2024-NQM3, 6.39% due
03/25/64
(d),(l)
1,239,429 1,245,637
2025-NQM8, 5.29% due
06/25/65
(d),(l)
1,158,197 1,149,819
CIM Trust
2026-R1, 4.75% due
12/25/65
(d),(l)
62,036,947 60,880,324
2025-R1, 5.00% due
02/25/99
(d),(l)
35,248,517 34,884,862
LHOME Mortgage Trust
2025-RTL3, 5.24% due
08/25/40
(d),(l)
40,250,000 40,213,654
2024-RTL5, 5.32% due
09/25/39
(d),(l)
38,700,000 38,737,462
2026-RTL1, 4.91% due
01/25/41
(d),(l)
15,000,000 14,885,970
Angel Oak Mortgage Trust
2024-4, 6.20% due
01/25/69
(d),(l)
17,974,478 18,047,848
2023-1, 4.75% due
09/26/67
(d),(l)
16,600,356 16,524,744
2023-2, 4.65% due
10/25/67
(d),(l)
16,565,364 16,474,573
2024-2, 5.99% due
01/25/69
(d),(l)
12,405,861 12,424,497
2024-2, 6.19% due
01/25/69
(d),(l)
6,079,336 6,085,079
2024-3, 4.80% due
11/26/68
(d),(l)
6,101,538 6,060,093
2024-2, 6.25% due
01/25/69
(d),(l)
5,607,257 5,610,276
2024-4, 6.50% due
01/25/69
(d),(l)
5,551,340 5,569,264

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 195
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2024-4, 6.40% due
01/25/69
(d),(l)
2,734,650 $ 2,744,186
2024-12, 6.01% due
10/25/69
(d),(l)
2,739,619 2,743,789
Towd Point Mortgage Trust
2024-4, 4.55% (WAC) due
10/27/64
◊,(d)
28,163,971 27,959,656
2025-1, 4.80% (WAC) due
06/25/65
◊,(d)
27,054,664 27,143,474
2025-FIX1, 5.16% due
09/25/65
(d),(l)
7,500,000 7,398,015
2025-CES4, 5.09% due
10/25/65
(d),(l)
7,360,359 7,294,037
2025-FIX1, 4.97% due
09/25/65
(d),(l)
6,130,439 6,078,055
2025-CES4, 5.46% due
10/25/65
(d),(l)
5,111,000 5,077,046
2025-CES4, 5.29% due
10/25/65
(d),(l)
4,800,308 4,772,105
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,(d)
2,292,937 2,285,743
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due
11/25/69
◊,(d)
15,573,803 15,593,823
2025-H6, 5.18% (WAC) due
07/25/70
◊,(d)
13,461,126 13,393,166
2025-H1, 5.89% due
02/25/70
(d),(l)
12,122,666 12,145,834
2025-H6, 5.54% due
07/25/70
(d),(l)
11,555,484 11,517,752
2025-H1, 5.99% due
02/25/70
(d),(l)
8,881,797 8,897,457
2024-H7, 5.82% due
11/25/69
(d),(l)
7,312,916 7,319,512
2025-H2, 5.36% (WAC) due
03/25/70
◊,(d)
7,042,554 7,028,429
2024-H7, 5.97% due
11/25/69
(d),(l)
4,638,285 4,644,099
2025-H2, 5.66% due
03/25/70
(d),(l)
3,970,068 3,959,030
2024-H5, 6.16% due
08/26/69
(d),(l)
3,366,271 3,376,555
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
(d),(l)
29,514,777 29,580,757
2024-CES2, 5.25% due
10/25/54
(d),(l)
24,955,201 24,860,090
2024-CES3, 5.68% due
01/25/55
(d),(l)
22,131,675 22,150,084
2024-CES1, 6.68% due
05/25/54
(d),(l)
5,162,113 5,192,192
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(d),(l)
41,589,000 41,224,610
2025-LOC4, 5.38% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,(d)
14,180,155 14,263,754
2023-FIG4, 6.72% (WAC) due
11/25/53
◊,(d)
12,480,395 12,759,805
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2025-LOC4, 5.48% (30 Day
Average SOFR + 1.85%)
due 06/25/55
◊,(d)
12,079,363 $ 12,121,630
HOMES Trust
2025-AFC2, 5.47% due
06/25/60
(d),(l)
25,197,950 25,187,690
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,(d)
14,403,259 14,418,267
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,(d)
14,215,433 14,150,306
2025-NQM1, 5.86% due
01/25/70
(d),(l)
6,761,474 6,769,499
2025-AFC2, 5.57% due
06/25/60
(d),(l)
5,612,271 5,608,385
2024-AFC2, 5.98% due
10/25/59
(d),(l)
3,843,097 3,848,373
2025-NQM1, 5.96% due
01/25/70
(d),(l)
2,726,621 2,728,582
2025-AFC3, 5.14% due
08/25/60
(d),(l)
2,441,316 2,420,815
2025-NQM4, 5.47% due
08/25/70
(d),(l)
2,210,927 2,200,578
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,(d)
31,711,873 31,325,455
2025-1, 5.50% (WAC) due
02/25/55
◊,(d)
23,676,532 23,644,292
2025-4, 5.50% (WAC) due
09/25/55
◊,(d)
16,638,412 16,617,954
Morgan Stanley ABS Capital I,
Inc. Trust
2006-NC5, 3.91% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 10/25/36
◊
22,662,876 11,673,117
2007-HE5, 4.10% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 03/25/37
◊
24,196,652 9,663,547
2007-HE2, 3.97% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
20,453,295 9,272,375
2006-HE6, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 09/25/36
◊
21,661,139 7,209,661
2006-HE5, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 08/25/36
◊
11,779,396 5,769,336
2007-HE3, 3.87% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 12/25/36
◊
9,579,383 4,756,948
2007-HE2, 3.89% (1 Month
Term SOFR + 0.24%, Rate
Floor: 0.13%) due 01/25/37
◊
9,012,505 4,084,740
2006-HE4, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 06/25/36
◊
7,109,763 3,458,645
2006-HE5, 4.26% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 08/25/36
◊
7,058,126 3,453,880
2007-HE2, 3.85% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 01/25/37
◊
7,561,320 3,427,260

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
196 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2006-HE4, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
4,547,537 $ 2,203,440
2007-NC3, 3.95% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 05/25/37
◊
2,705,477 2,061,261
2007-HE6, 3.82% (1 Month
Term SOFR + 0.23%, Rate
Floor: 0.12%) due 05/25/37
◊
1,890,299 1,732,129
2007-HE3, 3.89% (1 Month
Term SOFR + 0.24%,
Rate Floor: 0.13%) due
12/25/36
◊,(d)
1,740,904 1,079,415
2006-HE6, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 09/25/36
◊
2,745,778 913,969
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(d)
68,749,958 68,780,689
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(d)
54,351,390 54,684,401
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(d)
6,379,317 6,396,964
2025-INV7, 5.50% (WAC) due
06/25/56
◊,(d)
3,793,107 3,783,875
GS Mortgage-Backed Securities
Trust
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,(d)
44,761,770 41,443,020
2025-NQM3, 5.14% due
11/25/65
(d),(l)
13,140,233 13,078,248
2026-NQM4, 5.66% due
06/25/66
(d),(l)
4,235,806 4,218,049
2025-NQM3, 5.34% due
11/25/65
(d),(l)
2,613,324 2,603,198
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due
04/25/61
(d)
21,594,235 21,609,198
2021-GS3, 5.75% due
07/25/61
(d)
20,514,538 20,539,798
2021-GS5, 6.25% due
07/25/67
(d)
15,454,633 15,469,805
2021-GS4, 5.65% due
11/25/60
(d)
3,068,406 3,071,079
COLT Mortgage Loan Trust
2023-3, 7.18% due
09/25/68
(d),(l)
19,616,564 19,638,168
2025-3, 5.56% due
03/25/70
(d),(l)
7,514,403 7,497,799
2024-2, 6.13% due
04/25/69
(d),(l)
6,210,445 6,229,059
2021-2, 2.38% (WAC) due
08/25/66
◊,(d)
7,108,000 5,397,129
2023-3, 7.58% due
09/25/68
(d),(l)
4,415,728 4,419,214
2025-3, 5.35% due
03/25/70
(d),(l)
3,112,585 3,107,322
2023-4, 7.62% due
10/25/68
(d),(l)
2,737,403 2,744,464
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2024-2, 6.33% due
04/25/69
(d),(l)
2,563,039 $ 2,570,005
2024-2, 6.43% due
04/25/69
(d),(l)
2,376,636 2,384,283
2024-1, 6.14% due
02/25/69
(d),(l)
2,327,859 2,329,725
RCKT Mortgage Trust
2024-CES4, 6.15% due
06/25/44
(d),(l)
17,259,104 17,325,421
2025-CES1, 5.65% due
01/25/45
(d),(l)
10,197,838 10,232,949
2025-CES7, 5.38% due
07/25/55
(d),(l)
8,871,118 8,872,078
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,(d)
7,640,333 7,608,234
2025-CES8, 5.25% (WAC)
due 08/25/55
◊,(d)
4,966,216 4,946,046
2024-CES4, 6.30% due
06/25/44
(d),(l)
3,588,091 3,603,562
2023-CES1, 6.52% (WAC)
due 06/25/43
◊,(d)
1,744,396 1,739,384
2023-CES2, 6.81% (WAC)
due 09/25/43
◊,(d)
1,712,315 1,713,539
Aspire Mortgage Trust
2026-3, 5.46% due 05/25/66
(d)
25,800,000 25,822,171
2026-2, 5.63% due
04/26/66
(d),(l)
13,513,732 13,460,859
2026-2, 5.73% due
04/26/66
(d),(l)
8,556,206 8,522,716
2026-3, 5.66% due
05/25/66
(d),(l)
4,100,000 4,089,250
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,(d)
47,049,046 46,895,276
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(d)
44,273,033 44,309,195
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(d)
43,913,524 42,140,100
EFMT
2025-CES4, 5.43% due
06/25/60
(d),(l)
32,648,383 32,637,024
2024-CES1, 5.52% due
01/26/60
(d),(l)
9,067,502 9,071,659
New Residential Mortgage Loan
Trust
2024-NQM2, 5.37% due
09/25/64
(d)
15,364,857 15,253,899
2024-NQM2, 5.42% due
09/25/64
(d)
11,091,000 10,993,042
2025-NQM3, 5.73% due
05/25/65
(d)
6,539,295 6,536,114
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(d)
6,281,483 6,287,668
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(d),(l)
27,062,670 26,976,608

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 197
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2025-CES1, 5.48% due
10/25/55
(d),(l)
5,982,800 $ 5,964,976
2026-CES1, 5.41% due
03/25/61
(d),(l)
4,670,959 4,656,125
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
(d),(l)
28,849,882 27,675,028
2024-RS2, 3.00% due
08/01/69
(d),(l)
9,397,132 8,968,924
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, 4.02% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
53,568,598 33,834,660
2006-WMC3, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 08/25/36
◊
1,582,162 1,201,133
Home Equity Loan Trust
2007-FRE1, 3.95% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
32,771,717 31,379,246
GSAMP Trust
2007-NC1, 4.02% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
22,150,517 11,569,667
2006-HE8, 4.22% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 01/25/37
◊
10,107,000 8,940,029
2006-NC2, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
10,147,807 5,589,621
2007-NC1, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 12/25/46
◊
6,336,352 3,106,680
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, 5.86% (WAC)
due 05/25/70
◊,(d)
8,226,191 8,215,393
2025-NQM3, 5.76% due
05/25/70
(d),(l)
7,843,578 7,836,578
2024-NQM3, 5.35% due
07/25/69
(d),(l)
5,401,004 5,360,670
2024-NQM3, 5.04% (WAC)
due 07/25/69
◊,(d)
5,037,092 5,022,774
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,(d)
16,101,686 15,875,171
2025-HE1, 5.92% (WAC) due
03/25/55
◊,(d)
9,304,992 9,354,082
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,(d)
9,250,443 9,268,160
2025-6, 5.50% (WAC) due
07/25/55
◊,(d)
5,772,953 5,763,982
2025-5, 5.50% (WAC) due
06/25/55
◊,(d)
4,572,370 4,560,993
2024-5, 6.00% (WAC) due
06/25/54
◊,(d)
2,985,300 2,991,181
2024-5, 6.00% (WAC) due
06/25/54
◊,(a),(d)
556,052 554,274
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
(d),(l)
17,850,000 $ 17,728,743
2025-RRTL2, 5.62% due
11/28/40
(d),(l)
4,600,000 4,584,862
Alternative Loan Trust
2007-OA4, 4.10% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 05/25/47
◊
11,026,776 10,215,867
2007-OH3, 4.34% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 09/25/47
◊
4,909,364 4,698,950
2006-43CB, 6.00% (1 Month
Term SOFR + 0.61%, Rate
Floor: 6.00%) due 02/25/37
◊
5,634,743 2,810,036
2007-OA7, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 05/25/47
◊
1,814,152 1,696,170
2007-OH3, 4.20% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 09/25/47
◊
488,008 468,277
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(d)
9,808,807 9,231,103
2022-NQM2, 4.20% (WAC)
due 03/25/67
◊,(d)
9,642,131 9,082,142
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE1, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.41%) due 01/25/37
◊
30,041,481 13,387,451
2007-HE4, 3.93% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
4,041,376 3,075,499
2007-HE4, 4.01% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
2,908,234 1,694,045
American Home Mortgage
Investment Trust
2007-1, 2.08% due 05/25/47
(k)
112,897,742 17,224,842
Securitized Asset-Backed
Receivables LLC Trust
2006-WM4, 3.92% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 11/25/36
◊
27,923,769 7,073,052
2007-BR2, 4.12% (1 Month
Term SOFR + 0.47%,
Rate Floor: 0.36%) due
02/25/37
◊,(d)
7,116,853 6,279,994
2006-WM4, 4.08% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 11/25/36
◊
4,900,585 1,241,204
2006-HE2, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 07/25/36
◊
2,963,397 1,105,798
Citigroup Mortgage Loan Trust
2007-AMC1, 4.08% (1 Month
Term SOFR + 0.43%,
Rate Floor: 0.32%) due
12/25/36
◊,(d)
18,150,304 10,086,166

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
198 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2006-WF1, 7.00% due
03/25/36 11,985,892 $ 5,569,501
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(d),(l)
15,300,000 15,223,231
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.57% (1 Year
CMT Rate + 0.83%, Rate
Floor: 0.83%) due 11/25/46
◊
6,979,309 6,373,720
2006-AR10, 4.10% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
5,691,900 4,806,800
2006-AR9, 4.58% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
3,133,873 2,747,835
2006-7, 3.81% due 09/25/36 4,889,505 1,227,445
ACE Securities Corp. Home
Equity Loan Trust
2006-NC1, 4.38% (1 Month
Term SOFR + 0.73%, Rate
Floor: 0.62%) due 12/25/35
◊
9,753,967 9,224,437
2007-ASP1, 4.16% (1 Month
Term SOFR + 0.51%, Rate
Floor: 0.40%) due 03/25/37
◊
7,408,041 2,977,140
2007-WM2, 4.18% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 02/25/37
◊
5,621,406 2,360,409
IXIS Real Estate Capital Trust
2007-HE1, 3.87% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 05/25/37
◊
30,120,555 5,934,397
2006-HE1, 4.36% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 03/25/36
◊
9,983,679 5,134,820
2007-HE1, 3.99% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 05/25/37
◊
5,716,451 1,126,168
2007-HE1, 3.92% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 05/25/37
◊
5,368,790 1,057,730
2007-HE1, 3.82% (1 Month
Term SOFR + 0.17%, Rate
Floor: 0.06%) due 05/25/37
◊
4,466,585 880,493
NovaStar Mortgage Funding
Trust
2007-2, 3.96% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
10,873,994 10,740,306
2007-1, 4.02% (1 Month Term
SOFR + 0.37%, Rate Floor:
0.26%) due 03/25/37
◊
2,260,669 1,479,552
American Home Mortgage
Assets Trust
2007-5, 4.14% (1 Month Term
SOFR + 0.49%, Rate Floor:
0.19%) due 06/25/47
◊
6,930,702 6,791,903
2006-4, 3.95% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.30%) due 10/25/46
◊
6,035,474 2,990,214
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2006-6, 3.95% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.19%) due 12/25/46
◊
1,612,809 $ 1,412,720
Merrill Lynch Mortgage
Investors Trust
2007-HE2, 4.28% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 02/25/37
◊
29,296,602 7,981,625
2006-HE6, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/37
◊
6,573,072 3,094,605
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
(d),(l)
11,050,000 11,024,551
Soundview Home Loan Trust
2006-OPT5, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
11,088,075 10,883,926
Ameriquest Mortgage Securities
Trust
2006-M3, 3.92% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 10/25/36
◊
25,118,880 7,518,302
2006-M3, 3.86% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
10,551,616 3,158,278
RALI Series Trust
2007-QO4, 4.14% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 05/25/47
◊
3,296,165 3,110,933
2006-QO2, 4.20% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
16,536,210 2,637,185
2007-QO2, 3.91% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 02/25/47
◊
7,273,353 2,148,017
2006-QO6, 4.12% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
4,715,292 926,936
2006-QO2, 4.30% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 02/25/46
◊
5,362,610 867,731
2007-QO3, 4.08% (1 Month
Term SOFR + 0.43%,
Rate Floor: 0.32%) due
03/25/47
◊,(a)
689,313 640,685
2006-QO2, 4.44% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 02/25/46
◊
1,105,132 181,239
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.39% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
8,780,348 8,606,829
2006-BC4, 4.10% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
677,624 665,288
Starwood Mortgage Residential
Trust
2020-1, 2.56% (WAC) due
02/25/50
◊,(d)
5,431,086 5,231,104

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 199
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2020-1, 2.41% (WAC) due
02/25/50
◊,(d)
4,177,758 $ 4,028,873
ABFC Trust
2007-WMC1, 5.01% (1 Month
Term SOFR + 1.36%, Rate
Floor: 1.25%) due 06/25/37
◊
12,638,822 8,895,759
HarborView Mortgage Loan
Trust
2006-14, 4.05% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
5,077,572 4,863,534
2006-12, 4.13% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 01/19/38
◊
3,592,203 3,243,664
Fremont Home Loan Trust
2006-E, 4.00% (1 Month Term
SOFR + 0.35%, Rate Floor:
0.24%) due 01/25/37
◊
10,274,916 4,626,214
2006-D, 4.06% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 11/25/36
◊
9,478,130 3,259,551
Figre
2026-FL2, 5.82% due
06/25/56
(d),(l)
7,700,000 7,692,238
Merrill Lynch Alternative Note
Asset Trust
2007-A1, 4.22% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 01/25/37
◊
17,656,415 5,114,633
2007-A1, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/37
◊
6,695,607 1,940,106
First Franklin Mortgage Loan
Trust
2006-FF16, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 12/25/36
◊
17,625,126 6,757,477
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W4, 4.52% (1 Month
Term SOFR + 0.87%, Rate
Floor: 0.76%) due 02/25/36
◊
8,228,013 6,703,592
ATLX Trust
2024-RPL1, 3.85% due
04/25/64
(d),(l)
6,580,468 6,393,139
LSTAR Securities Investment
Ltd.
2024-1, 7.69% (30 Day
Average SOFR + 4.10%,
Rate Floor: 3.10%) due
01/01/29
◊,(d)
5,750,512 5,746,853
Long Beach Mortgage Loan
Trust
2006-8, 4.08% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
13,437,304 3,177,788
2006-6, 4.26% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 07/25/36
◊
4,213,991 1,671,318
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2006-8, 3.94% (1 Month Term
SOFR + 0.29%, Rate Floor:
0.18%) due 09/25/36
◊
3,586,166 $ 846,028
Option One Mortgage Loan
Trust
2007-5, 4.20% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 05/25/37
◊
5,843,772 3,510,317
2007-2, 4.26% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 03/25/37
◊
4,353,946 2,088,827
Master Asset-Backed Securities
Trust
2006-WMC4, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 10/25/36
◊
9,970,253 3,122,079
2006-WMC3, 4.08% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 08/25/36
◊
5,325,679 1,799,087
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 3.91% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
15,171,329 4,839,511
Lehman XS Trust
2007-2N, 3.94% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 02/25/37
◊
3,826,876 3,753,578
2007-15N, 4.26% (1 Month
Term SOFR + 0.61%) due
08/25/37
◊
873,758 864,709
2006-10N, 4.18% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 07/25/46
◊
211,183 210,715
First NLC Trust
2005-4, 4.54% (1 Month Term
SOFR + 0.89%, Rate Floor:
0.78%) due 02/25/36
◊
3,242,257 3,210,115
2005-1, 2.67% (1 Month Term
SOFR + 0.57%, Rate Floor:
0.46%) due 05/25/35
◊
1,702,789 1,515,969
CWABS Asset-Backed
Certificates Trust
2006-12, 4.02% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
4,826,542 4,520,622
2005-15, 3.11% (1 Month
Term SOFR + 0.79%,
Rate Floor: 0.68%) due
03/25/36
◊,(a)
96,681 96,343
Asset-Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, 3.59% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 01/25/36
◊
4,622,341 4,505,826
Deutsche Alt-A Securities
Mortgage Loan Trust
2006-AR4, 4.02% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
8,680,170 2,887,072

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
200 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
2007-OA2, 4.51% (1 Year
CMT Rate + 0.77%, Rate
Floor: 0.77%) due 04/25/47
◊
1,731,746 $ 1,594,540
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 4.55% (1 Year
CMT Rate + 0.81%, Rate
Floor: 0.81%) due 07/25/47
◊
3,494,670 2,968,026
2006-AR13, 4.62% (1 Year
CMT Rate + 0.88%, Rate
Floor: 0.88%) due 10/25/46
◊
1,099,085 992,983
2006-AR11, 4.66% (1 Year
CMT Rate + 0.92%,
Rate Floor: 0.92%) due
09/25/46
◊,(a)
480,795 433,727
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, 3.94% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 03/25/37
◊
4,878,819 4,275,323
Mastr Asset-Backed Securities
Trust
2006-NC2, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 08/25/36
◊
6,785,292 2,314,768
2007-WMC1, 4.08% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 01/25/37
◊
5,510,470 1,494,293
GSAA Home Equity Trust
2006-5, 4.12% (1 Month Term
SOFR + 0.47%, Rate Floor:
0.36%) due 03/25/36
◊
11,369,517 3,521,802
2007-7, 4.30% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,(a)
24,291 23,845
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
3,362,696 3,331,444
Impac Secured Assets Corp.
2005-2, 4.26% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 03/25/36
◊
3,031,011 2,941,556
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, 3.24% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
2,861,327 2,821,015
GSAA Trust
2007-3, 4.10% (1 Month Term
SOFR + 0.45%, Rate Floor:
0.34%) due 03/25/47
◊
10,012,136 2,518,019
ASG Resecuritization Trust
2010-3, 4.26% (1 Month Term
SOFR + 0.40%, Rate Floor:
0.29%) due 12/28/45
◊,(d)
1,496,891 1,457,457
C-BASS Mortgage Loan Trust
2007-CB2, 3.43% due
02/25/37
(l)
2,189,230 1,232,140
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
(continued)
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, 4.34% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 01/25/36
◊
938,229 $ 914,431
Alliance Bancorp Trust
2007-OA1, 4.24% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
430,669 387,821
Impac Secured Assets Trust
2006-2, 4.10% (1 Month Term
SOFR + 0.45%, Rate Floor:
0.34%) due 08/25/36
◊,(a)
303,438 287,669
Nomura Resecuritization Trust
2015-4R, 2.29% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,(a),(d)
71,862 71,199
Morgan Stanley Re-REMIC
Trust
2010-R5, 4.80% due
06/26/36
(a),(d)
62,764 64,367
GreenPoint Mortgage Funding
Trust
2006-AR1, 4.34% (1 Month
Term SOFR + 0.69%,
Rate Floor: 0.58%) due
02/25/36
◊,(a)
70,355 63,089
Structured Asset Investment
Loan Trust
2006-3, 4.06% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 06/25/36
◊,(a)
24,826 24,667
Total Residential Mortgage-Backed Securities 4,001,173,943
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(d)
54,250,000 54,300,859
2024-VLT4, 5.77% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
06/15/41
◊,(d)
19,813,675 19,826,059
2024-VLT4, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,(d)
16,455,425 16,465,710
BX Commercial Mortgage Trust
2024-AIRC, 5.32% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,(d)
13,745,931 13,797,478
2024-AIRC, 5.77% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
08/15/41
◊,(d)
9,886,663 9,923,738

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 201
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
2024-AIR2, 5.12% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
10/15/41
◊,(d)
9,591,801 $ 9,621,776
2024-AIR2, 5.42% (1 Month
Term SOFR + 1.79%,
Rate Floor: 1.79%) due
10/15/41
◊,(d)
3,644,885 3,655,136
SMRT
2022-MINI, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,(d)
32,500,000 32,459,375
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/27/40
(d)
26,866,220 26,542,221
MILE Trust
2025-STNE, 5.13% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,(d)
24,050,000 24,182,852
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.83% (1 Month
Term SOFR + 2.20%,
Rate Floor: 1.84%) due
06/15/38
◊,(d)
14,350,000 12,138,082
2021-NYAH, 6.18% (1 Month
Term SOFR + 2.55%,
Rate Floor: 2.19%) due
06/15/38
◊,(d)
8,000,000 6,534,075
2016-JP3, 1.36% (WAC) due
08/15/49
◊,(k)
22,674,747 791
VDCM Commercial Mortgage
Trust
2025-AZ, 5.23% (WAC) due
07/13/44
◊,(d)
18,650,000 18,465,022
Life Mortgage Trust
2021-BMR, 6.09% (1 Month
Term SOFR + 2.46%,
Rate Floor: 2.35%) due
03/15/38
◊,(d)
13,650,000 12,383,576
2021-BMR, 5.49% (1 Month
Term SOFR + 1.86%,
Rate Floor: 1.75%) due
03/15/38
◊,(d)
3,675,000 3,475,549
DBGS Mortgage Trust
2018-C1, 4.77% (WAC) due
10/15/51
◊
7,588,000 7,083,346
Citigroup Commercial Mortgage
Trust
2019-GC43, 0.72% (WAC)
due 11/10/52
◊,(k)
201,321,506 3,467,119
2019-GC41, 1.13% (WAC)
due 08/10/56
◊,(k)
94,007,155 2,359,157
2015-GC35, 4.35% (WAC)
due 11/10/48
◊
810,679 694,221
2016-C3, 0.99% (WAC) due
11/15/49
◊,(k)
7,913,012 9,395
2016-C2, 1.75% (WAC) due
08/10/49
◊,(k)
12,477,748 530
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
2016-P4, 1.65% (WAC) due
07/10/49
◊,(k)
9,075,728 $ 363
2016-P5, 1.38% (WAC) due
10/10/49
◊,(k)
10,615,547 339
2015-GC35, 0.57% (WAC)
due 11/10/48
◊,(k)
5,413,340 62
Benchmark Mortgage Trust
2020-IG3, 3.23% (WAC) due
09/15/48
◊,(d)
5,232,000 3,273,630
2019-B14, 0.88% (WAC) due
12/15/62
◊,(k)
93,357,505 1,602,080
2018-B6, 4.74% (WAC) due
10/10/51
◊
750,000 709,005
2018-B2, 0.57% (WAC) due
02/15/51
◊,(k)
85,942,880 415,448
2018-B6, 0.54% (WAC) due
10/10/51
◊,(k)
56,333,315 364,262
BMP
2024-MF23, 5.27% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
06/15/41
◊,(d)
4,900,000 4,904,594
GS Mortgage Securities Trust
2020-GC45, 0.72% (WAC)
due 02/13/53
◊,(k)
141,936,246 2,476,049
2019-GC42, 0.94% (WAC)
due 09/10/52
◊,(k)
63,313,354 1,355,305
2017-GS6, 3.87% due
05/10/50 521,000 468,483
2017-GS6, 1.14% (WAC) due
05/10/50
◊,(k)
35,447,524 205,036
JPMDB Commercial Mortgage
Securities Trust
2016-C4, 3.64% (WAC) due
12/15/49
◊
2,650,000 2,493,575
2017-C7, 0.95% (WAC) due
10/15/50
◊,(k)
105,536,617 742,017
2017-C5, 1.03% (WAC) due
03/15/50
◊,(k)
6,690,935 9,916
2016-C4, 0.82% (WAC) due
12/15/49
◊,(k)
39,808,331 832
2016-C2, 1.42% (WAC) due
06/15/49
◊,(k)
6,128,999 192
CSAIL Commercial Mortgage
Trust
2019-C15, 1.15% (WAC) due
03/15/52
◊,(k)
83,531,927 1,652,429
2016-C6, 1.54% (WAC) due
01/15/49
◊,(k)
95,151 3
COMM Mortgage Trust
2018-COR3, 0.58% (WAC)
due 05/10/51
◊,(k)
194,174,457 1,179,785
Wells Fargo Commercial
Mortgage Trust
2017-C38, 1.03% (WAC) due
07/15/50
◊,(k)
58,098,750 359,759
2017-C42, 0.96% (WAC) due
12/15/50
◊,(k)
27,880,417 268,090
2017-RB1, 1.30% (WAC) due
03/15/50
◊,(k)
30,066,035 132,723

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
202 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
2017-RC1, 1.54% (WAC) due
01/15/60
◊,(k)
15,030,259 $ 66,999
2016-C37, 0.92% (WAC) due
12/15/49
◊,(k)
8,466,711 976
2016-BNK1, 1.89% (WAC)
due 08/15/49
◊,(k)
3,624,365 167
2016-C35, 1.78% (WAC) due
07/15/48
◊,(k)
2,089,841 76
GS Mortgage Securities Corp.
Trust
2020-DUNE, 5.79% (1 Month
Term SOFR + 2.16%,
Rate Floor: 1.90%) due
12/15/36
◊,(d)
799,999 777,631
BBCMS Mortgage Trust
2018-C2, 0.90% (WAC) due
12/15/51
◊,(k)
52,680,761 711,359
UBS Commercial Mortgage
Trust
2017-C5, 1.23% (WAC) due
11/15/50
◊,(k)
27,639,300 234,984
2017-C2, 1.16% (WAC) due
08/15/50
◊,(k)
31,892,682 232,463
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due
11/13/50
◊,(k)
32,045,570 252,548
2017-CD4, 1.36% (WAC) due
05/10/50
◊,(k)
22,251,449 95,476
2017-CD3, 1.10% (WAC) due
02/10/50
◊,(k)
27,740,488 86,634
2016-CD2, 0.67% (WAC) due
11/10/49
◊,(k)
20,567,970 4,060
2016-CD1, 1.35% (WAC) due
08/01/49
◊,(k)
12,705,188 478
CGMS Commercial Mortgage
Trust
2017-B1, 0.84% (WAC) due
08/15/50
◊,(k)
54,612,596 260,518
Morgan Stanley Capital I Trust
2016-UBS9, 4.71% (WAC)
due 03/15/49
◊
275,000 247,500
BANK
2017-BNK6, 0.89% (WAC)
due 07/15/60
◊,(k)
30,711,600 140,917
2017-BNK4, 1.48% (WAC)
due 05/15/50
◊,(k)
10,098,516 63,104
JPMCC Commercial Mortgage
Securities Trust
2017-JP6, 1.13% (WAC) due
07/15/50
◊,(k)
43,722,737 159,693
DBJPM Mortgage Trust
2017-C6, 1.02% (WAC) due
06/10/50
◊,(k)
14,545,649 66,618
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC)
due 02/15/50
◊,(k)
18,796,296 18,565
JPMBB Commercial Mortgage
Securities Trust
2015-C27, 0.84% (WAC) due
02/15/48
◊,(k)
8,489,154 153
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.8% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
SG Commercial Mortgage
Securities Trust
2016-C5, 1.81% (WAC) due
10/10/48
◊,(k)
717,499 $ 27
Total Commercial Mortgage-Backed Securities 303,420,990
MILITARY HOUSING - 0.6%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 4.49% (WAC) due
11/25/55
◊,(m)
65,708,409 57,084,102
2015-R1, 4.49% (WAC) due
11/25/55
◊,(d)
39,872,568 34,442,566
2015-R1, 4.45% (WAC) due
11/25/52
◊,(d)
19,274,480 17,343,771
2015-R1, 4.30% (WAC) due
10/25/52
◊,(d)
12,678,627 10,578,875
2015-R1, 0.70% (WAC) due
11/25/55
◊,(k),(m)
158,655,471 8,727,257
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, 6.11% due
08/10/52
(a),(d)
20,622,808 19,798,077
2025-WPAFB, 7.15% due
08/10/36
(a),(d)
13,118,458 13,874,929
2005-DRUM, 5.47% due
05/10/50
(a),(d)
4,139,692 3,764,954
2005-BLIS, 5.25% due
07/10/50
(a),(d)
2,500,000 2,049,084
Capmark Military Housing Trust
2006-RILY, 6.15% due
07/10/51
(a),(d)
12,089,234 10,701,138
2007-ROBS, 6.06% due
10/10/52
(a),(d)
7,203,364 6,759,308
2007-AETC, 5.75% due
02/10/52
(a),(d)
6,840,256 6,133,124
2006-RILY, 4.11% (1 Month
Term SOFR + 0.48%,
Rate Floor: 0.37%) due
07/10/51
◊,(a),(d)
6,489,628 4,798,009
Total Military Housing 196,055,194
Total Collateralized Mortgage Obligations
(Cost $10,553,808,869) 10,286,935,151
CORPORATE BONDS - 25.4%
FINANCIAL - 12.7%
Pershing Square Holdings Ltd.
3.25% due 10/01/31
(d)
101,800,000 91,009,310
3.25% due 11/15/30 42,250,000 38,852,885
5.50% due 10/28/32
(d)
10,300,000 10,191,799
Macquarie Bank Ltd.
5.82% due 06/10/37
(d),(n)
43,252,000 43,180,204
5.64% due 08/13/36
(d),(n)
42,825,000 42,697,836
GLP Capital, LP / GLP
Financing II, Inc.
4.00% due 01/15/31 51,638,000 48,764,779
5.30% due 01/15/29 15,867,000 15,941,369
5.63% due 03/01/36 4,780,000 4,684,293
3.25% due 01/15/32 4,150,000 3,715,653

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 203
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
5.75% due 11/01/37 3,460,000 $ 3,409,473
Wilton RE Ltd.
6.00%
(d),(n),(o)
80,224,000 76,299,370
National Australia Bank Ltd.
5.90% due 01/14/36
(d),(n)
23,750,000 24,319,070
5.63% due 06/04/37
(d),(n)
15,975,000 15,952,802
2.99% due 05/21/31
(d)
14,525,000 13,208,825
3.35% due 01/12/37
(d),(n)
14,550,000 13,148,766
Nippon Life Insurance Co.
2.75% due 01/21/51
(d),(n)
45,350,000 40,588,069
5.95% due 04/16/54
(d),(n)
13,950,000 14,155,374
2.90% due 09/16/51
(d),(n)
10,380,000 9,164,434
First American Financial Corp.
4.00% due 05/15/30 40,891,000 39,310,818
2.40% due 08/15/31 11,875,000 10,349,686
5.45% due 09/30/34 7,250,000 7,150,025
Maple Grove Funding Trust I
4.16% due 08/15/51
(d)
77,700,000 56,147,691
Societe Generale S.A.
5.40% due 04/10/37
(d),(n)
24,375,000 23,894,452
3.34% due 01/21/33
(d),(n)
21,150,000 19,207,404
6.07% due 01/19/35
(d),(n)
8,750,000 9,070,581
5.25% due 05/22/29
(d),(n)
3,470,000 3,494,972
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(d)
74,981,000 47,673,761
4.13% due 12/15/51
(d),(n)
3,600,000 3,574,473
3.95% due 05/15/60
(d)
4,064,000 2,844,207
Brookfield Finance, Inc.
5.81% due 03/03/55 12,635,000 12,255,189
5.68% due 01/15/35 9,400,000 9,553,963
5.33% due 01/15/36 9,510,000 9,354,563
4.70% due 09/20/47 9,790,000 8,272,966
3.63% due 02/15/52 9,380,000 6,492,905
3.50% due 03/30/51 9,526,000 6,485,705
Global Atlantic Fin Co.
7.25% due 03/01/56
(d),(n)
43,260,000 42,396,914
7.95% due 10/15/54
(d),(n)
6,925,000 6,973,897
6.75% due 03/15/54
(d)
3,190,000 3,038,810
Morgan Stanley
5.25% due 04/21/34
(n)
18,495,000 18,611,431
5.31% due 01/18/41
(n)
12,676,000 12,353,778
5.94% due 02/07/39
(n)
11,655,000 12,019,315
6.63% due 11/01/34
(n)
4,835,000 5,246,775
4.71% due 03/12/32
(n)
3,600,000 3,555,512
Allianz SE
6.55%
(d),(n),(o)
43,400,000 44,005,039
6.50%
(d),(n),(o)
6,400,000 6,429,024
TPG Operating Group II, LP
5.88% due 03/05/34 26,485,000 26,878,064
4.88% due 05/15/31 15,550,000 15,330,483
5.38% due 01/15/36 8,237,000 8,015,757
Encore Capital Group, Inc.
6.63% due 06/01/32
(d)
23,950,000 23,983,338
6.63% due 04/15/31
(d)
15,150,000 15,324,195
8.50% due 05/15/30
(d)
9,950,000 10,567,388
Enstar Group Ltd.
6.69% due 07/15/37
(d),(n)
27,450,000 27,507,696
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
7.50% due 04/01/45
(d),(n)
16,125,000 $ 17,022,582
3.10% due 09/01/31 3,840,000 3,418,956
Reinsurance Group of America,
Inc.
6.38% due 09/15/56
(n)
20,862,000 20,692,275
5.75% due 09/15/34 20,050,000 20,517,324
6.65% due 09/15/55
(n)
6,190,000 6,258,313
Sumitomo Life Insurance Co.
3.38% due 04/15/81
(d),(n)
39,900,000 36,474,050
5.88% due 09/10/55
(d),(n)
10,550,000 10,497,145
American National Group, Inc.
6.00% due 07/15/35 31,375,000 31,257,810
7.00% due 12/01/55
(n)
12,775,000 12,474,409
6.14% due 06/13/32
(d)
2,000,000 2,060,171
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(d)
39,200,000 37,850,219
6.63% due 10/15/31
(d)
6,850,000 6,742,930
Blue Owl Capital GP LLC
7.21% due 08/22/43
(a)
28,550,000 29,084,415
7.11% due 08/22/43
(a)
15,200,000 15,318,841
BPCE S.A.
5.42% due 01/13/37
(d),(n)
13,175,000 12,906,173
5.39% due 05/28/31
(d),(n)
12,200,000 12,335,617
7.00% due 10/19/34
(d),(n)
10,000,000 10,887,756
5.94% due 05/30/35
(d),(n)
7,750,000 7,948,320
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
(d)
46,892,000 43,879,649
United Wholesale Mortgage
LLC
5.50% due 04/15/29
(d)
46,832,000 43,504,730
Nationwide Mutual Insurance
Co.
4.35% due 04/30/50
(d)
56,156,000 42,975,054
LPL Holdings, Inc.
6.00% due 05/20/34 20,950,000 21,430,536
4.00% due 03/15/29
(d)
15,257,000 14,831,607
5.75% due 06/15/35 6,650,000 6,656,287
Bain Capital, LP
3.41% due 04/15/41
(a)
36,000,000 26,166,090
3.72% due 04/15/42
(a)
20,300,000 15,065,576
Capital One Financial Corp.
6.38% due 06/08/34
(n)
21,490,000 22,739,616
5.20% due 09/11/36
(n)
12,275,000 11,949,065
5.40% due 01/30/37
(n)
3,590,000 3,542,827
6.05% due 02/01/35
(n)
1,860,000 1,932,260
F&G Global Funding
5.88% due 01/16/30
(d)
38,565,000 38,975,729
MetLife, Inc.
6.35% due 03/15/55
(n)
28,930,000 29,650,762
5.85% due 03/15/56
(n)
9,175,000 9,052,495
Safehold GL Holdings LLC
2.85% due 01/15/32 23,450,000 20,921,876
2.80% due 06/15/31 16,027,000 14,469,690
5.65% due 01/15/35 2,750,000 2,784,894
Jefferies Financial Group, Inc.
5.50% due 02/15/36 23,455,000 22,633,806

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
204 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
6.20% due 04/14/34 11,363,000 $ 11,630,119
6.25% due 01/15/36 2,330,000 2,379,059
5.13% due 04/28/31 1,260,000 1,243,778
Apollo Global Management, Inc.
5.70% due 03/30/36 37,660,000 37,789,515
Old Republic International Corp.
5.70% due 06/01/36 37,045,000 37,178,583
Australia & New Zealand
Banking Group Ltd.
5.82% due 06/18/36
(d),(n)
24,460,000 24,902,518
5.20% due 09/30/35
(d),(n)
10,000,000 9,851,589
2.57% due 11/25/35
(d),(n)
1,600,000 1,432,721
Stewart Information Services
Corp.
3.60% due 11/15/31 40,641,000 36,128,303
Prime Property Fund
5.81% due 07/15/35
(a)
36,000,000 35,770,859
Equitable Holdings, Inc.
6.70% due 03/28/55
(n)
34,318,000 35,259,480
Fairfax Financial Holdings Ltd.
5.75% due 05/20/35 17,425,000 17,837,090
5.63% due 08/16/32 13,100,000 13,430,847
6.50% due 05/20/55 3,320,000 3,464,495
American National Global
Funding
5.25% due 06/03/30
(d)
18,010,000 18,027,070
5.55% due 01/28/30
(d)
12,225,000 12,411,450
4.63% due 12/15/28
(d)
3,570,000 3,531,739
Insured Lending 1 Ltd.
6.50% due 02/04/32
(a),(m)
EUR 29,400,000 33,589,500
Goldman Sachs Group, Inc.
5.39% due 02/02/41
(n)
19,130,000 18,634,895
5.43% due 06/03/37
(n)
11,350,000 11,388,991
4.02% due 10/31/38
(n)
3,870,000 3,395,720
Commonwealth Bank of
Australia
5.93% due 03/14/46
(d),(n)
29,470,000 29,672,699
3.61% due 09/12/34
(d),(n)
3,550,000 3,399,538
Beacon Funding Trust
6.27% due 08/15/54
(d)
31,900,000 32,520,807
Athene Global Funding
5.13% due 06/01/29
(d)
28,175,000 28,228,574
2.67% due 06/07/31
(d)
3,780,000 3,338,604
Bank of America Corp.
5.74% due 02/12/36
(n)
16,850,000 17,189,808
5.52% due 10/25/35
(n)
10,000,000 10,046,233
5.49% due 04/23/37
(n)
3,600,000 3,585,759
Credit Agricole S.A.
5.26% due 01/12/37
(d),(n)
27,800,000 27,344,193
4.85% (SOFR + 1.21%) due
09/11/28
◊,(d)
3,280,000 3,299,605
Host Hotels & Resorts, LP
2.90% due 12/15/31 20,200,000 18,091,763
5.70% due 07/01/34 12,075,000 12,335,830
Prudential Financial, Inc.
3.70% due 10/01/50
(n)
17,139,000 15,886,518
6.25% due 06/15/56
(n)
13,625,000 13,655,111
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
Americo Life, Inc.
3.45% due 04/15/31
(d)
32,364,000 $ 28,940,763
Carlyle Group, Inc.
5.05% due 09/19/35 30,150,000 28,863,771
VICI Properties, LP
5.63% due 04/01/35 28,500,000 28,512,070
Grand River Funding Trust II
7.28% due 02/15/56
(d)
27,420,000 28,473,974
Dai-ichi Life Insurance Co. Ltd.
6.20%
(d),(n),(o)
27,750,000 28,279,193
Farmers Insurance Exchange
7.00% due 10/15/64
(d),(n)
28,140,000 28,276,361
Avilease Capital Ltd.
4.75% due 11/12/30
(d)
16,825,000 16,452,985
5.50% due 06/30/31
(d)
11,525,000 11,603,467
AmFam Holdings, Inc.
2.81% due 03/11/31
(d)
19,525,000 17,204,770
3.83% due 03/11/51
(d)
14,873,000 10,413,609
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
(d),(n)
22,800,000 23,023,189
5.80% due 09/11/54
(d),(n)
4,093,000 4,065,215
Westpac Banking Corp.
3.02% due 11/18/36
(n)
15,650,000 13,972,749
3.13% due 11/18/41 12,214,000 9,044,881
2.67% due 11/15/35
(n)
4,467,000 4,023,229
FS KKR Capital Corp.
3.25% due 07/15/27 17,639,000 17,180,070
2.63% due 01/15/27 9,614,000 9,436,569
Ardonagh Finco Ltd.
6.88% due 02/15/31
(d)
EUR 16,100,000 18,513,466
7.75% due 02/15/31
(d)
6,775,000 6,851,334
6.88% due 02/15/31 EUR 850,000 977,419
Nuveen LLC
5.85% due 04/15/34
(d)
25,425,000 26,036,852
Trustage Financial Group, Inc.
4.63% due 04/15/32
(d)
26,450,000 25,630,553
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
(d)
24,480,000 25,311,243
Lazard Group LLC
5.63% due 08/01/35 25,200,000 25,280,903
Ascot Group Ltd.
6.35% due 06/15/35
(d),(n)
25,150,000 25,238,492
Dyal IV Issuer A
3.65% due 02/22/41
(a)
27,170,000 24,631,209
Lincoln National Corp.
6.80% due 07/15/56
(n)
24,611,000 24,581,964
Hunt Companies, Inc.
5.25% due 04/15/29
(d)
24,838,000 24,543,501
BNP Paribas S.A.
4.92% due 01/15/34
(d),(n)
25,000,000 24,525,139
Belrose Funding Trust II
6.79% due 05/15/55
(d)
23,810,000 24,379,348

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 205
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
Sumitomo Mitsui Financial
Group, Inc.
5.05% due 01/15/37
(n)
11,630,000 $ 11,419,622
5.57% due 01/15/47
(n)
9,920,000 9,726,822
4.80% (SOFR + 1.17%) due
07/09/29
◊
3,020,000 3,048,750
Omnis Funding Trust
6.72% due 05/15/55
(d)
22,640,000 23,573,308
BO GPS IV Capital Call Facility
C
5.16% due 10/30/30
(a)
24,150,000 23,231,486
Cliffwater Corporate Lending
Fund
6.77% due 08/04/28
(a)
22,700,000 22,921,996
Ameriprise Financial, Inc.
5.35% due 06/15/36 15,160,000 15,103,858
4.80% due 06/15/31 7,560,000 7,558,992
OneMain Finance Corp.
6.63% due 05/15/29 9,925,000 10,120,116
7.50% due 05/15/31 8,250,000 8,523,143
3.88% due 09/15/28 2,270,000 2,198,479
7.13% due 11/15/31 1,125,000 1,144,451
5.38% due 11/15/29 500,000 491,109
CNO Financial Group, Inc.
6.45% due 06/15/34 21,310,000 22,205,760
Dyal Capital Partners III (A), LP
4.40% due 06/15/40
(a)
16,988,076 16,056,982
6.55% due 06/15/44
(a)
5,880,000 5,958,536
Sherwood Financing plc
7.90% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 18,975,000 21,787,407
200 Park Funding Trust
5.74% due 02/15/55
(d)
22,000,000 21,526,384
Henneman Trust
6.58% due 05/15/55
(d)
20,310,000 21,042,679
CoStar Group, Inc.
2.80% due 07/15/30
(d)
22,983,000 20,678,326
PartnerRe Finance B LLC
4.50% due 10/01/50
(n)
21,056,000 20,365,711
Corebridge Life Holdings, Inc.
8.13% due 03/15/46
(d)
17,100,000 20,117,513
Gabx Leasing LLC
5.30% due 04/15/36
(d)
16,490,000 16,366,297
4.63% due 04/15/31
(d)
2,500,000 2,465,096
EQT AB
5.85% due 05/08/35
(d)
18,665,000 18,747,344
Loews Corp.
4.94% due 04/01/36 19,050,000 18,641,362
Nationwide Building Society
5.54% due 07/14/36
(d),(n)
18,400,000 18,536,428
RLI Corp.
5.38% due 06/01/36 18,875,000 18,317,886
Swiss Re Finance Luxembourg
S.A.
5.00% due 04/02/49
(d),(n)
18,300,000 18,249,035
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
Prologis Targeted US Logistics
Fund, LP
4.63% due 03/15/33
(d)
18,525,000 $ 18,037,262
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
(d)
11,500,000 11,181,364
7.75% due 06/15/55
(n)
6,075,000 6,407,339
Rocket Companies, Inc.
6.38% due 08/01/33
(d)
11,250,000 11,440,850
6.13% due 08/01/31
(d)
5,200,000 5,310,873
6.50% due 06/15/34
(d)
650,000 666,692
GA Global Funding Trust
2.90% due 01/06/32
(d)
16,400,000 14,426,679
4.50% due 09/18/30
(d)
3,000,000 2,906,968
UWM Holdings LLC
6.25% due 03/15/31
(d)
15,450,000 13,769,400
6.63% due 02/01/30
(d)
3,500,000 3,261,247
Fortitude Group Holdings LLC
6.25% due 04/01/30
(d)
16,600,000 16,956,006
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
(d)
14,150,000 14,020,460
6.20% due 06/18/35
(d)
2,650,000 2,708,053
Hanover Insurance Group, Inc.
5.50% due 09/01/35 16,175,000 16,287,633
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 16,350,000 16,075,282
Nassau Companies of New York
7.88% due 07/15/30
(d)
16,647,000 15,905,912
Grand River Funding Trust I
6.31% due 02/15/36
(d)
15,600,000 15,647,428
KKR Group Finance Co. VIII
LLC
3.50% due 08/25/50
(d)
22,210,000 15,113,344
Brookfield Asset Management
Ltd.
5.30% due 01/15/36 14,450,000 14,087,604
Fortitude Global Funding
5.50% due 06/12/31
(d)
13,905,000 13,974,107
Dyal Capital Partners III (B), LP
4.40% due 06/15/40
(a)
9,761,924 9,226,886
6.55% due 06/15/44
(a)
4,620,000 4,681,707
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
(d)
14,150,000 13,661,459
Dyal IV Issuer B
3.65% due 02/22/41
(a)
14,630,000 13,262,958
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
(d)
12,675,000 13,256,922
RGA Global Funding
5.00% due 08/25/32
(d)
12,750,000 12,630,101
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
(d)
13,145,000 12,618,119
American Express Co.
5.41% due 02/08/41
(n)
8,960,000 8,946,493

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
206 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
4.65% (SOFR + 1.02%) due
01/30/31
◊
3,060,000 $ 3,082,778
CBS Studio Center
6.67% due 12/31/26
(a)
34,100,000 11,716,094
Evercore, Inc.
5.47% due 07/24/32
(a)
6,900,000 6,727,679
5.17% due 07/24/30
(a)
5,000,000 4,926,113
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
(d)
15,590,000 11,524,722
Symetra Life Insurance Co.
6.55% due 10/01/55
(d)
10,900,000 11,178,871
Jackson Financial, Inc.
6.15% due 01/15/37 10,690,000 10,663,216
Mutual of Omaha Insurance Co.
6.14% due 01/16/64
(d),(n)
10,150,000 10,404,851
Atlantic Marine Corps.
Communities LLC
5.34% due 12/01/50
(d)
10,385,602 9,566,697
5.37% due 12/01/50
(d)
705,324 602,084
Globe Life, Inc.
5.85% due 09/15/34 9,810,000 10,131,791
RenaissanceRe Holdings Ltd.
5.80% due 04/01/35 9,900,000 10,122,954
NatWest Group plc
6.02% due 03/02/34
(n)
9,600,000 10,086,948
Penn Mutual Life Insurance Co.
3.80% due 04/29/61
(d)
14,970,000 9,921,756
Galaxy Bidco Ltd.
8.13% due 12/19/29
(d)
GBP 7,200,000 9,859,816
Swiss RE Subordinated Finance
plc
6.19% due 04/01/46
(d),(n)
9,800,000 9,812,636
KKR Group Finance Co. X LLC
3.25% due 12/15/51
(d)
15,150,000 9,584,573
SLM Corp.
3.13% due 11/02/26 9,132,000 9,075,612
Assured Guaranty US Holdings,
Inc.
3.60% due 09/15/51 13,031,000 9,041,717
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
(d)
9,000,000 9,000,602
Fort Carson Family Housing
LLC
6.33% due 12/15/68 6,075,000 6,144,680
6.18% due 12/15/65 2,500,000 2,508,900
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
(d)
8,600,000 8,576,413
Mid-Atlantic Military Family
Communities LLC
5.30% due 08/01/50
(d)
5,624,690 4,712,535
5.24% due 08/01/50
(d)
3,537,512 3,171,420
Aretec Group, Inc.
10.00% due 08/15/30
(d)
7,447,000 7,844,171
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
Five Corners Funding Trust III
5.79% due 02/15/33
(d)
7,550,000 $ 7,836,494
Clarion Lion Properties Fund
Holdings, LP
5.53% due 12/01/35
(a)
8,000,000 7,723,128
Macquarie Group Ltd.
1.63% due 09/23/27
(d),(n)
4,125,000 4,095,924
2.87% due 01/14/33
(d),(n)
3,803,000 3,392,526
Ryan Specialty LLC
5.88% due 08/01/32
(d)
7,573,000 7,450,753
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
(a)
7,750,000 7,390,979
CNO Global Funding
1.75% due 10/07/26
(d)
7,400,000 7,347,120
Brookfield Capital Finance LLC
6.09% due 06/14/33 6,837,000 7,171,726
Blue Owl Finance LLC
6.25% due 04/18/34 6,710,000 6,569,391
Santander UK Group Holdings
plc
5.14% due 09/22/36
(n)
6,440,000 6,258,945
Blue Owl IV SR SEC A
5.94% due 08/22/45
(a)
6,240,000 6,038,411
Ohana Military Communities
LLC
5.56% due 10/01/36
(d)
3,820,000 3,722,773
5.78% due 10/01/36
(d)
2,200,000 2,187,856
Blue Owl IV SR SEC B
5.94% due 08/22/45
(a)
5,760,000 5,573,918
Western & Southern Life
Insurance Co.
3.75% due 04/28/61
(d)
8,263,000 5,549,876
Citigroup, Inc.
4.50% due 09/11/31
(n)
3,480,000 3,434,697
6.50%
(n),(o)
2,000,000 2,023,211
Belvoir Land LLC
5.60% due 12/15/35
(d)
5,387,850 5,214,641
Argentum Netherlands BV for
Swiss Re Ltd.
5.63% due 08/15/52
(n)
4,900,000 4,916,301
Deloitte LLP
7.33% due 11/20/26
(a)
4,800,000 4,840,590
Manulife Financial Corp.
4.06% due 02/24/32
(n)
4,815,000 4,785,017
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 04/15/50 6,852,000 4,645,781
Blue Cross and Blue Shield of
Florida, Inc.
5.44% due 09/30/35
(a)
4,700,000 4,559,620
DaVinciRe Holdings Ltd.
5.95% due 04/15/35
(d)
4,400,000 4,509,353
HS Wildcat LLC
3.83% due 12/31/50
(a)
4,882,101 3,597,012
Standard Chartered plc
4.53% due 06/05/32
(d),(n)
3,630,000 3,554,445

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 207
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
HSBC Holdings plc
4.62% due 11/06/31
(n)
3,580,000 $ 3,529,145
Lloyds Banking Group plc
4.43% due 11/04/31
(n)
3,590,000 3,524,969
National Health Investors, Inc.
5.35% due 02/01/33 3,560,000 3,518,626
Protective Life Corp.
4.70% due 01/15/31
(d)
3,540,000 3,489,633
UBS Group AG
4.84% due 11/06/33
(d),(n)
3,520,000 3,458,309
Canadian Imperial Bank of
Commerce
4.58% due 09/08/31
(n)
3,480,000 3,445,928
JPMorgan Chase & Co.
5.58% due 07/23/36
(n)
3,390,000 3,441,503
Deutsche Bank AG
3.55% due 09/18/31
(n)
3,610,000 3,407,634
KBC Group N.V.
6.32% due 09/21/34
(d),(n)
3,180,000 3,396,375
Intesa Sanpaolo SpA
7.80% due 11/28/53
(d)
2,800,000 3,378,097
Ally Financial, Inc.
6.18% due 07/26/35
(n)
3,320,000 3,374,604
Brighthouse Financial Global
Funding
5.65% due 06/10/29
(d)
3,330,000 3,344,780
Nordea Bank Abp
4.66% (SOFR + 1.02%) due
09/10/29
◊,(d)
3,280,000 3,330,545
SiriusPoint Ltd.
7.00% due 04/05/29 3,150,000 3,290,268
BGC Group, Inc.
8.00% due 05/25/28 3,120,000 3,258,698
DNB Bank ASA
4.68% (SOFR + 1.06%) due
11/05/30
◊,(d)
3,060,000 3,091,705
Bank of Nova Scotia
4.71% (SOFR Compounded
Index + 1.08%) due
08/01/29
◊
3,060,000 3,090,692
Nationwide Financial Services,
Inc.
6.75% due 05/15/37 2,784,000 2,781,383
KKR Group Finance Co. III LLC
5.13% due 06/01/44
(d)
2,710,000 2,421,244
Aurora Military Housing LLC
5.82% due 07/15/34
(d)
2,006,292 2,002,928
Iron Mountain, Inc.
4.88% due 09/15/27
(d)
1,938,000 1,934,535
Horace Mann Educators Corp.
4.70% due 10/01/30 1,770,000 1,752,711
Ares Finance Co. IV LLC
3.65% due 02/01/52
(d)
2,450,000 1,680,931
Assurant, Inc.
6.75% due 02/15/34 1,450,000 1,557,156
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
FINANCIAL - 12.7% (continued)
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
(d)
1,452,000 $ 1,453,124
Blackstone Holdings Finance
Co. LLC
3.20% due 01/30/52
(d)
2,150,000 1,399,782
Fort Moore Family Communities
LLC
6.09% due 01/15/51
(d)
1,504,998 1,332,203
Fort Knox Military Housing
Privatization Project
4.08% (1 Month Term SOFR
+ 0.45%) due 02/15/52
◊,(d)
1,583,067 1,302,692
ING Groep N.V.
5.53% due 03/25/36
(n)
1,150,000 1,167,790
Midwest Family Housing LLC
5.58% due 01/01/51
(d)
1,228,971 1,014,544
Focus Financial Partners LLC
6.75% due 09/15/31
(d)
1,000,000 1,006,218
Citizens Financial Group, Inc.
6.65% due 04/25/35
(n)
900,000 969,168
Pacific Beacon LLC
5.51% due 07/15/36
(d)
500,000 484,437
Atlas Mara Ltd.
due 12/31/20
(a),(m),(p)
542,348 1
Total Financial 4,088,313,095
ENERGY - 3.2%
BP Capital Markets plc
4.88%
(n),(o)
62,830,000 62,108,385
6.13%
(n),(o)
18,945,000 19,282,259
MPLX, LP
5.40% due 09/15/35 24,150,000 24,083,300
6.20% due 09/15/55 21,750,000 21,846,483
5.95% due 04/01/55 21,200,000 20,569,845
5.50% due 02/15/49 3,250,000 2,995,137
5.65% due 03/01/53 1,630,000 1,520,551
ONEOK, Inc.
5.40% due 10/15/35 25,125,000 25,081,927
6.25% due 10/15/55 23,000,000 23,080,209
7.15% due 01/15/51 6,341,000 7,029,917
5.65% due 09/01/34 5,050,000 5,145,670
5.05% due 11/01/34 1,200,000 1,173,714
3.95% due 03/01/50 1,600,000 1,157,679
Targa Resources Corp.
5.40% due 07/30/36 19,675,000 19,595,245
6.05% due 05/15/56 12,200,000 12,067,336
5.55% due 08/15/35 10,903,000 11,028,396
5.50% due 02/15/35 10,700,000 10,800,445
5.65% due 02/15/36 4,875,000 4,955,517
6.50% due 02/15/53 2,860,000 2,993,147
6.13% due 05/15/55 250,000 249,485
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 09/15/34 37,730,000 38,544,675
5.60% due 01/15/36 5,275,000 5,289,936
4.90% due 02/15/45 3,770,000 3,331,942
Venture Global LNG, Inc.
6.63% due 06/15/36
(d)
18,014,000 17,756,003

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
208 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
ENERGY - 3.2% (continued)
9.50% due 02/01/29
(d)
16,186,000 $ 17,421,818
9.88% due 02/01/32
(d)
10,300,000 10,995,837
FLNG Liquefaction 3 LLC
3.08% due 06/30/39
(a)
53,999,925 45,576,790
HF Sinclair Corp.
6.25% due 01/15/35 22,415,000 23,274,099
5.50% due 09/01/32 19,560,000 19,678,296
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42
(d)
17,000,000 17,353,197
5.85% due 02/23/36
(d)
11,900,000 12,149,040
6.51% due 02/23/42
(d)
6,500,000 6,846,610
6.13% due 02/23/38
(d)
5,550,000 5,734,641
Green Palm Bidco SARL
5.96% due 06/30/41
(d)
19,775,000 19,984,250
6.46% due 06/30/46
(d)
18,275,000 18,513,538
Energy Transfer, LP
6.00% due 02/01/29
(d)
11,400,000 11,489,987
6.30% due 01/15/56 8,800,000 8,829,256
6.20% due 04/01/55 8,750,000 8,652,028
7.38% due 02/01/31
(d)
7,610,000 7,837,452
5.95% due 05/15/54 1,350,000 1,292,146
ITT Holdings LLC
6.50% due 08/01/29
(d)
38,518,000 38,066,584
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 09/30/40
(d)
43,921,000 34,537,079
Sunoco, LP
4.63% due 05/01/30
(d)
15,663,000 15,128,524
7.25% due 05/01/32
(d)
13,139,000 13,629,242
6.63% due 08/15/32
(d)
4,200,000 4,271,677
Cheniere Energy Partners, LP
5.55% due 10/30/35 11,800,000 11,986,423
5.95% due 06/30/33 8,845,000 9,234,902
6.05% due 11/30/56
(d)
8,075,000 8,156,758
5.75% due 08/15/34 2,950,000 3,040,847
DT Midstream, Inc.
5.80% due 12/15/34
(d)
29,400,000 30,047,096
Viper Energy Partners LLC
5.70% due 08/01/35 26,575,000 26,998,340
Gulfstream Natural Gas System
LLC
5.60% due 07/23/35
(d)
26,525,000 26,925,451
Plains All American Pipeline, LP
5.95% due 06/15/35 24,100,000 24,789,929
Enbridge, Inc.
5.55% due 06/20/35 20,250,000 20,594,142
6.70% due 11/15/53 3,140,000 3,453,758
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 18,705,000 18,478,165
Venture Global Plaquemines
LNG LLC
6.75% due 01/15/36
(d)
9,225,000 9,781,231
6.13% due 12/15/30
(d)
3,800,000 3,888,000
6.50% due 06/15/34
(d)
3,575,000 3,724,346
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
ENERGY - 3.2% (continued)
Venture Global Calcasieu Pass
LLC
3.88% due 11/01/33
(d)
10,672,000 $ 9,513,971
6.00% due 05/01/36
(d)
3,750,000 3,790,474
4.13% due 08/15/31
(d)
2,667,000 2,503,927
6.25% due 01/15/30
(d)
1,500,000 1,536,276
CVR Energy, Inc.
7.50% due 02/15/31
(d)
15,260,000 15,187,370
Midwest Connector Capital Co.
LLC
4.63% due 04/01/29
(d)
14,608,000 14,513,806
Whistler Pipeline LLC
5.95% due 09/30/34
(d)
13,450,000 13,767,316
Phillips 66 Co.
5.88% due 03/15/56
(n)
7,360,000 7,304,581
6.20% due 03/15/56
(n)
4,200,000 4,218,360
Buckeye Partners, LP
3.95% due 12/01/26 11,100,000 11,029,939
Kinetik Holdings, LP
6.63% due 12/15/28
(d)
9,007,000 9,155,868
Freeport LNG Development, LP
5.92% due 12/31/39
(a)
8,096,650 8,163,143
Florida Gas Transmission Co.
LLC
5.75% due 07/15/35
(d)
7,600,000 7,827,231
Cheniere Energy, Inc.
6.00% due 07/30/56
(d)
6,725,000 6,722,579
NuStar Logistics, LP
6.38% due 10/01/30 3,340,000 3,451,416
5.63% due 04/28/27 1,880,000 1,885,072
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
(d)
5,000,000 5,226,710
APA Corp.
5.35% due 07/01/49 4,110,000 3,571,494
Repsol E&P Capital Markets
US LLC
5.98% due 09/16/35
(d)
3,480,000 3,548,995
Eni SpA
5.95% due 05/15/54
(d)
3,480,000 3,443,174
Kinder Morgan Energy Partners,
LP
7.50% due 11/15/40 2,910,000 3,389,312
TransCanada PipeLines Ltd.
7.63% due 01/15/39 2,870,000 3,373,944
Western Midstream Operating,
LP
5.30% due 03/01/48 3,750,000 3,264,957
Marathon Petroleum Corp.
6.50% due 03/01/41 1,650,000 1,769,000
Helmerich & Payne, Inc.
5.50% due 12/01/34 1,760,000 1,726,435
Eastern Gas Transmission &
Storage, Inc.
4.60% due 12/15/44 500,000 426,525
Total Energy 1,034,360,557

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 209
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
COMMUNICATIONS - 2.3%
Space Exploration Technologies
Corp.
6.60% due 07/15/46
(d)
29,480,000 $ 28,672,055
5.35% due 07/15/31
(d)
14,690,000 14,651,730
5.65% due 07/15/33
(d)
11,360,000 11,292,321
5.88% due 07/15/36
(d)
11,360,000 11,211,918
6.65% due 07/15/56
(d)
11,360,000 10,960,188
Verizon Communications, Inc.
6.20% due 05/14/56
(n)
24,325,000 24,592,161
6.05% due 05/14/58
(n)
19,100,000 19,276,408
5.75% due 11/30/45 18,415,000 17,899,772
TELUS Corp.
6.63% due 06/09/56
(n)
17,945,000 17,899,951
6.38% due 06/09/56
(n)
17,825,000 17,779,038
6.63% due 10/15/55
(n)
13,850,000 14,042,861
7.00% due 10/15/55
(n)
9,850,000 10,184,782
Rogers Communications, Inc.
6.88% due 07/31/56
(n)
24,615,000 24,903,729
4.55% due 03/15/52 23,692,000 18,817,468
5.25% due 03/15/82
(d),(n)
8,775,000 8,741,892
7.13% due 04/15/55
(n)
5,650,000 5,804,854
British Telecommunications plc
4.88% due 11/23/81
(d),(n)
47,450,000 45,821,317
4.25% due 11/23/81
(d),(n)
8,250,000 8,197,297
Sirius XM Radio LLC
3.13% due 09/01/26
(d)
26,975,000 26,882,268
5.88% due 04/15/32
(d)
17,650,000 17,443,380
4.13% due 07/01/30
(d)
6,000,000 5,647,376
RD Michigan Property Owner
I LLC
7.50% due 03/30/45
(d)
44,811,000 44,665,155
HUT 8 DC LLC
6.19% due 11/15/42
(d)
43,830,000 44,394,615
Bell Telephone Co. of Canada
or Bell Canada
7.00% due 09/15/55
(n)
34,298,000 35,441,632
6.88% due 09/15/55
(n)
5,825,000 5,954,105
Vodafone Group plc
4.13% due 06/04/81
(n)
40,537,000 37,718,896
Paramount Global
5.90% due 10/15/40 17,415,000 13,662,274
5.25% due 04/01/44 19,397,000 13,328,847
4.90% due 08/15/44 6,518,000 4,300,672
SoftBank Corp.
5.33% due 07/09/35
(d)
31,550,000 31,165,002
AT&T, Inc.
6.20% due 10/30/56 15,300,000 15,123,854
5.85% due 04/30/46 15,350,000 14,790,216
QTS Fayetteville I Dc1-2 LLC /
QTS TRS Fayetteville I DC1-2
LLC
5.70% due 04/15/36
(d)
28,800,000 27,382,857
Meta Platforms, Inc.
6.30% due 05/15/56 23,600,000 23,491,875
Cox Communications, Inc.
2.95% due 10/01/50
(d)
19,041,000 10,171,670
5.80% due 12/15/53
(d)
7,025,000 5,926,822
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
COMMUNICATIONS - 2.3% (continued)
Altice France S.A.
6.50% due 04/15/32
(d)
13,567,085 $ 13,111,533
6.50% due 10/15/31
(d)
1,745,429 1,691,170
Vmed O2 UK Financing I plc
6.75% due 01/15/33
(d)
10,000,000 8,466,660
4.00% due 01/31/29
(d)
GBP 150,000 187,652
NTT Finance Corp.
5.50% due 07/16/35
(d)
6,550,000 6,590,435
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 7,382,000 4,705,765
Nokia Oyj
6.63% due 05/15/39 3,240,000 3,443,709
Prosus N.V.
4.99% due 01/19/52
(d)
4,320,000 3,443,187
CSC Holdings LLC
4.13% due 12/01/30
(d)
5,772,000 3,429,749
America Movil SAB de CV
6.13% due 03/30/40 3,250,000 3,389,493
Match Group Holdings II LLC
4.13% due 08/01/30
(d)
2,529,000 2,380,187
McGraw-Hill Education, Inc.
5.75% due 08/01/28
(d)
967,000 962,962
Sunrise FinCo I B.V.
4.88% due 07/15/31
(d)
200,000 189,142
Total Communications 740,232,902
UTILITIES - 1.6%
Southern Co.
6.00% due 04/01/58
(n)
43,473,000 43,577,205
3.75% due 09/15/51
(n)
3,863,000 3,849,813
Dominion Energy, Inc.
6.20% due 02/15/56
(n)
19,225,000 19,285,713
6.00% due 02/15/56
(n)
13,230,000 13,288,569
6.25% due 12/15/56
(n)
12,400,000 12,452,489
Sierra Pacific Power Co.
6.38% due 09/15/56
(n)
36,750,000 36,654,527
6.20% due 12/15/55
(n)
7,875,000 7,806,003
NRG Energy, Inc.
2.45% due 12/02/27
(d)
26,000,000 25,142,174
7.00% due 03/15/33
(d)
10,440,000 11,325,176
MN8 Portfolio IV LLC
6.31% due 06/30/45
(a)
32,239,535 32,136,542
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
(n)
11,277,000 11,485,049
6.63% due 10/01/66
(n)
7,875,000 7,996,251
3.80% due 03/15/82
(n)
3,725,000 3,674,172
6.50% due 08/15/55
(n)
650,000 667,183
Hope Gas Holdings LLC
6.18% due 09/01/37
(a)
13,500,000 13,366,478
6.08% due 09/01/35
(a)
7,400,000 7,333,134
5.99% due 09/01/33
(a)
3,000,000 2,993,400

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
210 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
UTILITIES - 1.6% (continued)
CMS Energy Corp.
6.50% due 06/01/55
(n)
22,615,000 $ 23,161,695
American Electric Power Co.,
Inc.
5.80% due 03/15/56
(n)
10,280,000 10,223,561
6.05% due 03/15/56
(n)
10,280,000 10,222,177
Electricite de France S.A.
6.13% due 04/22/56
(d)
19,050,000 18,792,994
Spire, Inc.
6.25% due 06/01/56
(n)
18,475,000 18,403,497
Liberty Utilities Co.
5.65% due 05/15/36
(d)
11,450,000 11,404,497
5.87% due 01/31/34
(d)
6,450,000 6,608,758
Eversource Energy
6.10% due 08/15/56
(n)
12,625,000 12,600,379
6.35% due 08/15/56
(n)
5,100,000 5,104,049
Cumberland Combined Cycle
Generation LLC
5.82% due 05/15/56 16,566,000 16,934,823
Brooklyn Union Gas Co.
6.39% due 09/15/33
(d)
11,685,000 12,411,580
6.42% due 07/18/54
(d)
3,470,000 3,569,591
PacifiCorp
7.38% due 09/15/55
(n)
15,050,000 15,202,667
Central Storage Safety Project
Trust
4.82% due 02/01/38
(m)
14,163,040 13,482,156
Alexander Funding Trust II
7.47% due 07/31/28
(d)
12,360,000 12,901,848
NiSource, Inc.
5.75% due 07/15/56
(n)
12,325,000 12,307,148
WEC Energy Group, Inc.
5.63% due 05/15/56
(n)
12,325,000 12,250,555
Black Hills Corp.
6.00% due 01/15/35 7,830,000 8,136,220
5.95% due 03/15/28 50,000 50,982
Boston Gas Co.
5.84% due 01/10/35
(d)
7,450,000 7,757,956
Entergy Louisiana LLC
5.65% due 04/15/56 3,630,000 3,559,012
Public Service Co. of Colorado
5.15% due 09/15/35 3,460,000 3,438,546
Alliant Energy Finance LLC
3.60% due 03/01/32
(d)
3,680,000 3,415,086
Arizona Public Service Co.
6.35% due 12/15/32 3,140,000 3,345,171
Evergy Kansas Central, Inc.
5.70% due 03/15/53 3,350,000 3,340,572
Enel Finance International N.V.
5.50% due 06/15/52
(d)
3,570,000 3,298,176
Appalachian Power Co.
4.40% due 05/15/44 3,730,000 3,142,917
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30 EUR 2,550,000 2,947,705
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
UTILITIES - 1.6% (continued)
ITC Holdings Corp.
5.50% due 04/15/36
(d)
2,200,000 $ 2,230,705
Nevada Power Co.
6.65% due 04/01/36 1,180,000 1,296,398
Southwestern Public Service
Co.
4.50% due 08/15/41 1,380,000 1,214,109
Southern Co. Gas Capital Corp.
6.05% due 09/15/56
(n)
460,000 460,604
Total Utilities 516,250,012
CONSUMER, NON-CYCLICAL - 1.5%
Global Payments, Inc.
5.40% due 03/15/33 13,850,000 13,578,794
4.88% due 11/15/30 11,975,000 11,772,311
5.55% due 11/15/35 11,075,000 10,736,384
5.20% due 11/15/32 8,850,000 8,643,334
Altria Group, Inc.
4.45% due 05/06/50 25,185,000 19,882,254
3.70% due 02/04/51 25,038,000 17,423,118
Triton Container International
Ltd.
3.15% due 06/15/31
(d)
33,621,000 30,440,644
Highmark, Inc.
2.55% due 05/10/31
(d)
17,850,000 15,926,138
5.75% due 05/15/36
(d)
13,500,000 13,603,599
IQVIA, Inc.
5.00% due 05/15/27
(d)
10,699,000 10,693,150
5.00% due 10/15/26
(d)
8,700,000 8,695,148
6.25% due 06/01/32
(d)
7,315,000 7,437,002
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
5.50% due 01/15/36 18,200,000 18,173,534
4.38% due 02/02/52 9,710,000 7,326,522
Humana, Inc.
6.63% due 09/15/56
(n)
24,700,000 24,625,799
Mars, Inc.
5.20% due 03/01/35
(d)
19,775,000 19,853,632
Abbott Laboratories
5.50% due 03/15/56 19,400,000 18,999,531
Yale-New Haven Health
Services Corp.
2.50% due 07/01/50 32,350,000 18,902,911
DRI Healthcare, LP
5.35% due 03/24/31
(a)
13,000,000 12,739,156
5.65% due 03/24/33
(a)
4,850,000 4,742,249
Valvoline, Inc.
3.63% due 06/15/31
(d)
18,300,000 16,830,243
Novartis Capital Corp.
5.70% due 03/18/56 15,425,000 15,718,239
Icon Investments Six DAC
5.81% due 05/08/27 8,430,000 8,496,337
5.85% due 05/08/29 5,050,000 5,160,080
Universal Health Services, Inc.
5.05% due 10/15/34 13,850,000 13,268,096

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 211
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
CONSUMER, NON-CYCLICAL - 1.5% (continued)
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 11,420,000 $ 11,215,765
3.25% due 03/15/32 1,850,000 1,658,680
Sysco Corp.
4.95% due 03/25/36 11,850,000 11,404,590
Becle SAB de CV
2.50% due 10/14/31
(d)
13,000,000 11,167,508
Darling Global Finance B.V.
4.50% due 07/15/32
(d)
EUR 9,350,000 10,772,420
Performance Food Group, Inc.
5.63% due 03/01/34
(d)
10,750,000 10,551,086
Horseshoe Funding Trust
6.06% due 02/15/36
(d)
8,050,000 8,176,858
APi Group DE, Inc.
5.75% due 06/01/34
(d)
6,500,000 6,426,154
CVS Health Corp.
6.20% due 09/15/55 3,925,000 4,015,851
7.00% due 03/10/55
(n)
2,020,000 2,097,168
6.75% due 12/10/54
(n)
30,000 31,255
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 5,000,000 5,602,270
Horseshoe Funding Trust II
6.89% due 11/15/55
(d)
5,190,000 5,440,725
Verisure Holding AB
4.13% due 01/02/32 EUR 4,200,000 4,832,331
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 06/15/54
(d)
4,800,000 4,640,088
U.S. Foods, Inc.
7.25% due 01/15/32
(d)
3,700,000 3,839,549
Avantor Funding, Inc.
3.88% due 11/01/29
(d)
4,000,000 3,818,739
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
(d)
3,900,000 3,701,505
JBS N.V./JBS USA Foods
Group Holdings, Inc./JBS
USA Food Co. Holdings
6.40% due 05/10/57
(d)
3,590,000 3,581,287
Imperial Brands Finance plc
6.38% due 07/01/55
(d)
3,510,000 3,569,770
Aetna, Inc.
6.75% due 12/15/37 3,130,000 3,410,902
BAT Capital Corp.
4.76% due 09/06/49 3,950,000 3,322,652
Tesco plc
6.15% due 11/15/37
(d)
3,240,000 3,311,151
TriNet Group, Inc.
7.13% due 08/15/31
(d)
2,725,000 2,740,018
Providence St. Joseph Health
Obligated Group
2.70% due 10/01/51 4,250,000 2,487,838
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51 2,700,000 1,726,993
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
CONSUMER, NON-CYCLICAL - 1.5% (continued)
Smithfield Foods, Inc.
2.63% due 09/13/31
(d)
1,880,000 $ 1,659,243
Central Garden & Pet Co.
4.13% due 04/30/31
(d)
1,641,000 1,548,911
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30 EUR 603,000 713,104
Williams Scotsman, Inc.
7.38% due 10/01/31
(d)
140,000 144,949
DaVita, Inc.
4.63% due 06/01/30
(d)
8,000 7,750
Total Consumer, Non-cyclical 491,285,315
CONSUMER, CYCLICAL - 1.2%
Polaris, Inc.
5.60% due 03/01/31 19,375,000 19,387,429
6.95% due 03/15/29 13,000,000 13,632,662
Flutter Treasury DAC
6.38% due 04/29/29
(d)
25,950,000 26,330,557
5.00% due 04/29/29
(d)
EUR 4,900,000 5,716,018
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,(a)
33,005,433 30,576,687
LG Energy Solution Ltd.
5.38% due 07/02/29
(d)
15,000,000 15,156,998
5.50% due 07/02/34
(d)
7,100,000 7,099,350
5.25% due 04/02/28
(d)
5,400,000 5,431,368
5.00% due 04/02/29
(d)
1,510,000 1,511,718
Air Canada
3.88% due 08/15/26
(d)
23,429,000 23,399,559
4.63% due 08/15/29 CAD 5,890,000 4,176,704
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
(d)
16,750,000 16,568,928
5.02% due 10/20/29
(d)
9,670,000 9,584,039
Hasbro, Inc.
6.05% due 05/14/34 20,726,000 21,661,054
6.35% due 03/15/40 3,310,000 3,463,125
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 18,050,000 17,482,690
6.25% due 03/15/32
(d)
4,430,000 4,527,889
Brightstar Lottery Holdings B.V.
4.25% due 03/15/30
(d)
EUR 14,500,000 16,768,011
AZ Battery Property LLC
6.73% due 02/20/46
(a)
16,435,701 16,137,605
Marriott International, Inc.
5.10% due 05/01/38 13,650,000 13,163,915
American Airlines Class AA
Pass Through Trust
3.35% due 10/15/29 6,370,493 6,128,096
3.20% due 06/15/28 4,158,800 4,034,267
3.00% due 10/15/28 2,928,591 2,835,397
3.15% due 02/15/32 124,768 117,000
Whirlpool Corp.
4.60% due 05/15/50 14,513,000 8,651,151
5.75% due 03/01/34 4,575,000 3,540,245
Essendi S.A.
5.38% due 05/15/30
(d)
EUR 4,850,000 5,644,071

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
212 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
5.63% due 05/15/32
(d)
EUR 2,750,000 $ 3,198,537
6.03% (3 Month EURIBOR +
3.75%) due 05/15/32
◊,(d)
EUR 1,900,000 2,204,173
Lottomatica Group SpA
4.88% due 01/31/31
(d)
EUR 9,400,000 10,958,727
British Airways Class A Pass
Through Trust
2.90% due 03/15/35
(d)
11,787,339 10,767,744
Sodexo, Inc.
5.80% due 08/15/35
(d)
10,275,000 10,492,278
Vail Resorts, Inc.
5.63% due 07/15/30
(d)
6,125,000 6,117,363
6.50% due 05/15/32
(d)
2,900,000 2,953,633
United Airlines Class A Pass
Through Trust
5.80% due 01/15/36 6,784,179 7,040,645
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 06/15/31
(d)
EUR 5,650,000 6,529,929
Penn Entertainment, Inc.
6.75% due 04/01/31
(d)
6,026,000 6,057,359
Hilton Domestic Operating Co.,
Inc.
5.50% due 09/15/31
(d)
5,680,000 5,694,529
Betclic Everest Group SAS
5.13% due 12/10/31
(d)
EUR 4,650,000 5,399,777
Live Nation Entertainment, Inc.
6.50% due 05/15/27
(d)
4,635,000 4,634,429
General Motors Co.
5.40% due 04/01/48 2,010,000 1,806,472
6.25% due 10/02/43 1,600,000 1,608,824
Delta Air Lines, Inc. / SkyMiles
IP Ltd.
4.75% due 10/20/28
(d)
3,166,667 3,163,937
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
(d)
2,875,000 2,820,964
Discovery Global Holdings, Inc.
5.14% due 03/15/52 3,819,000 2,558,730
Ford Motor Credit Co. LLC
5.75% due 04/06/33 1,908,000 1,892,383
Allison Transmission, Inc.
5.88% due 12/01/33
(d)
1,700,000 1,694,724
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(d)
1,230,000 1,264,594
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
(d)
750,000 759,846
JetBlue Class A Pass Through
Trust
4.00% due 11/15/32 96,014 90,996
Total Consumer, Cyclical 402,437,126
INDUSTRIAL - 1.1%
Homestead Spe Issuer LLC
7.21% due 04/01/55
(a)
62,000,000 62,771,537
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
INDUSTRIAL - 1.1% (continued)
Builders FirstSource, Inc.
6.38% due 03/01/34
(d)
52,000,000 $ 52,567,060
WSP Global, Inc.
5.04% due 09/18/31
(d)
18,850,000 18,716,266
5.71% due 09/18/36
(d)
14,325,000 14,165,041
GXO Logistics, Inc.
6.25% due 05/06/29 13,120,000 13,563,217
6.50% due 05/06/34 10,485,000 10,996,131
Mauser Packaging Solutions
Holding Co.
7.88% due 04/15/30
(d)
23,759,000 24,289,301
Stadco LA LLC
3.75% due 05/15/56
(a)
31,000,000 22,114,498
DAE Funding LLC
4.95% due 01/15/33
(d)
20,950,000 20,214,675
Graphic Packaging International
LLC
6.38% due 07/15/32
(d)
13,930,000 14,054,465
TransDigm, Inc.
6.88% due 12/15/30
(d)
11,039,000 11,344,780
6.63% due 03/01/32
(d)
2,336,000 2,395,851
Vontier Corp.
2.40% due 04/01/28 14,150,000 13,589,020
Trinity Industries, Inc.
7.75% due 07/15/28
(d)
13,225,000 13,533,486
Clean Harbors, Inc.
5.75% due 10/15/33
(d)
13,075,000 13,160,929
Standard Building Solutions,
Inc.
6.50% due 08/15/32
(d)
7,970,000 8,018,171
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 2,550,000 3,010,384
6.63% due 12/15/30
(d)
2,850,000 2,913,652
Norfolk Southern Corp.
4.10% due 05/15/21 7,212,000 5,048,264
EnerSys
6.63% due 01/15/32
(d)
4,725,000 4,828,307
Esab Corp.
5.63% due 04/01/31
(d)
4,800,000 4,805,209
GATX Corp.
6.05% due 06/05/54 4,428,000 4,470,277
4.70% due 04/01/29 125,000 124,824
Amsted Industries, Inc.
6.38% due 03/15/33
(d)
3,609,000 3,649,208
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34
(d)
3,240,000 3,444,815
Genesee & Wyoming, Inc.
6.25% due 04/15/32
(d)
3,235,000 3,281,364
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
(d)
3,100,000 2,278,500
Weir Group, Inc.
5.35% due 05/06/30
(d)
1,620,000 1,634,290

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 213
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
INDUSTRIAL - 1.1% (continued)
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
(d)
1,000,000 $ 1,012,425
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 02/01/30
(d)
250,000 235,363
Total Industrial 356,231,310
TECHNOLOGY - 0.6%
Foundry JV Holdco LLC
5.88% due 01/25/34
(d)
20,056,000 20,377,963
6.20% due 01/25/37
(d)
17,300,000 18,293,616
6.40% due 01/25/38
(d)
12,425,000 13,287,444
5.90% due 01/25/33
(d)
10,100,000 10,526,728
Oracle Corp.
5.95% due 09/26/55 20,150,000 17,123,836
4.80% due 09/26/32 11,075,000 10,537,988
6.10% due 09/26/65 5,625,000 4,706,114
6.00% due 08/03/55 3,460,000 2,945,849
5.88% due 09/26/45 241,000 210,965
Fair Isaac Corp.
6.25% due 09/15/34
(d)
15,286,000 15,056,387
6.00% due 05/15/33
(d)
8,480,000 8,350,495
Intel Corp.
5.30% due 05/15/36 14,475,000 14,402,587
MSCI, Inc.
3.63% due 09/01/30
(d)
11,844,000 11,204,288
Qorvo, Inc.
3.38% due 04/01/31
(d)
8,245,000 7,531,007
Atlassian Corp.
5.50% due 05/15/34 7,540,000 7,428,552
QTS Irving DC3 LLC
5.96% due 07/09/29
(a)
7,000,000 7,065,963
SS&C Technologies, Inc.
6.50% due 06/01/32
(d)
7,000,000 7,059,717
TeamSystem SpA
5.45% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,(d)
EUR 5,700,000 6,398,239
Broadridge Financial Solutions,
Inc.
5.75% due 05/15/36 4,830,000 4,832,716
Dell International LLC / EMC
Corp.
8.10% due 07/15/36 2,950,000 3,508,946
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
(d)
2,560,000 2,678,045
Total Technology 193,527,445
TRANSPORTATION - 0.5%
Terminal Investment Limited
Holding
6.23% due 10/01/40
(a)
65,600,000 64,532,249
AITX Finco LLC
5.67% due 10/23/32
(a)
37,200,000 36,795,881
5.38% due 10/23/30
(a)
22,600,000 22,339,032
Stolthaven Houston, Inc.
5.88% due 07/17/31
(a)
13,774,000 13,793,304
5.98% due 07/17/34
(a)
12,416,000 12,415,997
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.4% (continued)
TRANSPORTATION - 0.5% (continued)
TFI International, Inc.
3.35% due 01/05/33
(a)
14,000,000 $ 12,014,438
Koninklijke Vopak N.V.
6.04% due 06/20/32
(a)
5,500,000 5,521,198
Total Transportation 167,412,099
BASIC MATERIALS - 0.3%
ArcelorMittal S.A.
5.38% due 05/19/36 19,005,000 18,839,947
Novelis Corp.
6.38% due 08/15/33
(d)
15,675,000 15,787,923
3.88% due 08/15/31
(d)
400,000 364,341
Minerals Technologies, Inc.
5.00% due 07/01/28
(d)
13,913,000 13,808,652
Dow Chemical Co.
6.90% due 05/15/53 12,940,000 13,515,402
Alumina Pty Ltd.
6.38% due 09/15/32
(d)
10,100,000 10,285,719
6.13% due 03/15/30
(d)
2,558,000 2,594,185
Minera Mexico SA de CV
5.63% due 02/12/32
(d)
3,350,000 3,382,160
Alcoa Nederland Holding B.V.
7.13% due 03/15/31
(d)
3,200,000 3,320,813
Commercial Metals Co.
6.00% due 12/15/35
(d)
3,250,000 3,241,587
Yamana Gold, Inc.
4.63% due 12/15/27 3,000,000 2,994,756
Corporation Nacional del Cobre
de Chile
5.53% due 01/30/37
(d)
2,200,000 2,169,875
Perimeter Holdings LLC
6.25% due 01/15/34
(d)
1,970,000 1,966,289
WR Grace Holdings LLC
6.63% due 08/15/32
(d)
2,000,000 1,939,755
Total Basic Materials 94,211,404
INFRASTRUCTURE - 0.2%
QTS Corp.
5.42% due 08/21/32
(a)
51,300,000 50,251,009
QTS Good News Facility
6.66% (SOFR + 3.00%) due
10/09/28
◊,(a)
16,357,739 16,357,739
Total Infrastructure 66,608,748
REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30
(a)
26,500,000 26,125,001
GOVERNMENT - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42
(d)
16,700,000 16,865,330
Total Corporate Bonds
(Cost $8,479,026,808) 8,193,860,344

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
214 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4%
COLLATERALIZED LOAN OBLIGATIONS - 10.6%
Hlend CLO LLC
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(d)
74,950,000 $ 74,899,536
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(d)
53,450,000 53,340,566
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,(d)
26,100,000 26,036,525
2025-3A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,(d)
7,550,000 7,502,842
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,(d)
7,400,000 7,397,125
2026-5A A1, 5.06% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/15/39
◊,(d)
5,650,000 5,629,395
Cerberus Loan Funding XLIV
LLC
2023-5AR A1R due
01/15/36
(d),(q)
91,950,000 91,950,000
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,(d)
50,000,000 50,043,930
2023-5A B, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/36
◊,(d)
24,950,000 25,003,326
Golub Capital Partners CLO
69M
2023-69A BR, 5.35% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,(d)
55,830,000 55,692,870
2023-69A CR, 5.70% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,(d)
39,730,000 39,700,226
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(d)
51,100,000 51,050,116
2025-2A C, 5.88% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/16/37
◊,(d)
38,550,000 38,535,370
2025-2A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,(d)
4,300,000 4,290,662
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(d)
52,027,539 $ 52,058,672
2021-2A C, 6.78% (3 Month
Term SOFR + 3.11%,
Rate Floor: 3.11%) due
04/22/33
◊,(d)
20,925,000 20,833,229
2021-2A B, 5.83% (3 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
04/22/33
◊,(d)
19,200,000 19,190,970
BDS LLC
2025-FL15 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,(d)
40,300,000 40,314,959
2025-FL16 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,(d)
13,200,000 13,080,871
2025-FL15 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
03/19/43
◊,(d)
12,950,000 12,867,964
2025-FL14 AS, 5.21% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,(d)
10,200,000 10,197,113
2024-FL13 A, 5.22% (1 Month
Term SOFR + 1.58%,
Rate Floor: 1.58%) due
09/19/39
◊,(d)
4,737,955 4,742,971
2024-FL13 AS, 5.63% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,(d)
4,000,000 4,006,376
2024-FL13 B, 5.88% (1 Month
Term SOFR + 2.24%,
Rate Floor: 2.24%) due
09/19/39
◊,(d)
3,900,000 3,908,632
BSPDF Issuer LLC
2026-FL3 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
09/18/43
◊,(d)
22,050,000 22,049,872
2026-FL4 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/18/43
◊,(d)
17,075,000 17,074,915
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,(d)
13,350,000 13,361,070
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(d)
13,300,000 13,318,761
2026-FL4 C, 5.69% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/18/43
◊,(d)
10,475,000 10,474,943

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 215
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
2025-FL2 AS, 5.57% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,(d)
10,300,000 $ 10,316,269
Cerberus Loan Funding 52 LLC
2025-3A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(d)
66,400,000 66,449,853
2025-3A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/15/37
◊,(d)
15,825,000 15,792,807
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,(d)
80,400,000 80,204,749
FS Rialto Issuer LLC
2025-FL10 AS, 5.23% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,(d)
17,750,000 17,728,673
2026-FL11 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
01/19/44
◊,(d)
14,000,000 13,994,236
2025-FL10 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,(d)
12,950,000 12,940,111
2024-FL9 AS, 5.73% (1 Month
Term SOFR + 2.09%,
Rate Floor: 2.09%) due
10/19/39
◊,(d)
12,150,000 12,162,773
2024-FL9 B, 5.93% (1 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/19/39
◊,(d)
10,850,000 10,804,474
2026-FL11 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,(d)
10,700,000 10,695,581
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(d)
51,154,000 51,149,171
2013-16A BR3, 5.60% (3
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/09/39
◊,(d)
18,750,000 18,715,684
2013-16A A2R3, 5.40%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,(d)
6,000,000 6,000,719
BCRED CLO LLC
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,(d)
56,450,000 56,310,952
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
2025-1A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/37
◊,(d)
11,300,000 $ 11,292,052
2025-1A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,(d)
7,150,000 7,133,823
TRTX Issuer Ltd.
2025-FL6 AS, 5.38% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
09/18/42
◊,(d)
26,900,000 26,810,095
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(d)
25,400,000 25,458,608
2025-FL7 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
06/18/43
◊,(d)
14,025,000 14,036,140
2025-FL7 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,(d)
6,600,000 6,605,249
PFP Ltd.
2026-14 B, 5.45% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
12/18/43
◊,(d)
22,800,000 22,779,779
2025-12 A, 5.13% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,(d)
11,800,000 11,824,523
2026-13 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/18/43
◊,(d)
8,500,000 8,524,252
2025-12 AS, 5.38% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,(d)
7,554,000 7,569,045
2026-13 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(d)
5,800,000 5,804,724
2024-11 AS, 5.80% (1 Month
Term SOFR + 2.19%,
Rate Floor: 2.19%) due
09/17/39
◊,(d)
5,009,191 5,009,101
2026-14 C, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
12/18/43
◊,(d)
4,375,000 4,371,132
2024-11 A, 5.44% (1 Month
Term SOFR + 1.83%,
Rate Floor: 1.83%) due
09/17/39
◊,(d)
3,046,115 3,047,017
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(d)
44,800,000 44,775,530

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
216 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(d)
21,850,000 $ 21,813,845
LoanCore Issuer Ltd.
2021-CRE6 B, 5.64% (1
Month Term SOFR +
2.01%, Rate Floor: 1.90%)
due 11/15/38
◊,(d)
44,000,000 43,765,704
2021-CRE6 C, 6.04% (1
Month Term SOFR +
2.41%, Rate Floor: 2.30%)
due 11/15/38
◊,(d)
22,825,000 22,691,494
FS Rialto
2021-FL3 C, 5.80% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
11/16/36
◊,(d)
31,150,000 31,168,313
2021-FL2 C, 6.30% (1 Month
Term SOFR + 2.66%,
Rate Floor: 2.16%) due
05/16/38
◊,(d)
15,665,000 15,588,657
2021-FL3 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,(d)
8,420,000 8,415,292
2021-FL2 A, 5.22% (1 Month
Term SOFR + 1.58%,
Rate Floor: 1.58%) due
05/16/38
◊,(d)
1,090,541 1,088,217
LoanCore Issuer LLC
2025-CRE9 AS, 5.34%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,(d)
28,150,000 28,192,895
2025-CRE8 AS, 5.23%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,(d)
13,700,000 13,678,418
2025-CRE9 B, 5.59% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,(d)
10,925,000 10,908,074
2025-CRE8 B, 5.48% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,(d)
3,300,000 3,290,470
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,(d)
46,200,000 46,231,467
2017-9A BR, 5.88% (3 Month
Term SOFR + 2.21%,
Rate Floor: 1.95%) due
10/15/33
◊,(d)
6,700,000 6,698,730
2017-9A A1TR, 5.48% (3
Month Term SOFR +
1.81%, Rate Floor: 1.55%)
due 10/15/33
◊,(d)
2,393,391 2,394,664
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Owl Rock CLO III Ltd.
2020-3A AR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,(d)
41,250,000 $ 41,283,326
2020-3A BR, 6.03% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
04/20/36
◊,(d)
13,500,000 13,505,080
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(d)
25,700,000 25,674,339
2020-49A BR2, 5.53% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/38
◊,(d)
15,000,000 14,968,844
2020-49A CR2, 6.03% (3
Month Term SOFR +
2.35%, Rate Floor: 2.35%)
due 07/20/38
◊,(d)
12,600,000 12,593,781
Owl Rock CLO XXII LLC
2025-22A A, 5.15% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(d)
26,450,000 26,436,820
2025-22A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/20/37
◊,(d)
25,550,000 25,494,482
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(d)
43,000,000 43,057,685
2025-2A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/37
◊,(d)
8,000,000 7,992,122
Owl Rock CLO XVI LLC
2024-16A A, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/36
◊,(d)
39,550,000 39,586,216
2024-16A B, 6.18% (3 Month
Term SOFR + 2.50%,
Rate Floor: 2.50%) due
04/20/36
◊,(d)
9,550,000 9,561,938
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A BR, 5.93% (3 Month
Term SOFR + 2.26%,
Rate Floor: 2.00%) due
04/15/33
◊,(d)
30,400,000 30,395,309
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(d)
15,957,031 15,966,947

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 217
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(d)
38,400,000 $ 38,458,702
2023-1A BR, 5.85% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
03/22/35
◊,(d)
4,600,000 4,595,340
2023-1A CR, 6.30% (3 Month
Term SOFR + 2.65%,
Rate Floor: 2.65%) due
03/22/35
◊,(d)
2,750,000 2,752,272
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(d)
29,017,952 29,026,724
2020-4A A2R, 5.80% (3
Month Term SOFR +
2.16%, Rate Floor: 1.90%)
due 08/20/33
◊,(d)
16,750,000 16,742,762
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(d)
20,150,000 20,178,103
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,(d)
14,700,000 14,702,442
2024-4A C, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/15/36
◊,(d)
10,700,000 10,700,066
Golub Capital Partners CLO
83M
2025-83A C, 5.70% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/09/38
◊,(d)
17,750,000 17,736,196
2025-83A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,(d)
15,650,000 15,611,406
2025-83A A2, 5.20% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
11/09/38
◊,(d)
12,000,000 11,995,354
Eldridge CLO Ltd.
2025-1A B, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/20/38
◊,(d)
35,850,000 35,971,600
2025-2A C, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,(d)
8,975,000 8,999,040
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,(d)
31,550,000 $ 31,551,767
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,(d)
11,800,000 11,780,555
AREIT Ltd.
2025-CRE10 A, 5.02% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,(d)
21,850,000 21,848,582
2025-CRE10 AS, 5.18%
(1 Month Term SOFR +
1.54%, Rate Floor: 1.54%)
due 01/17/30
◊,(d)
18,000,000 17,895,226
BSPRT Issuer LLC
2025-FL12 AS, 5.28% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,(d)
13,900,000 13,915,653
2025-FL12 B, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,(d)
12,600,000 12,609,579
2024-FL11 AS, 5.72% (1
Month Term SOFR +
2.10%, Rate Floor: 2.10%)
due 07/15/39
◊,(d)
8,900,000 8,913,423
2024-FL11 B, 5.92% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,(d)
3,800,000 3,803,922
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,(d)
18,600,000 18,592,110
2025-1A C, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,(d)
13,800,000 13,794,694
2025-1A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/15/37
◊,(d)
6,300,000 6,285,479
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(d)
38,050,000 38,025,264
Golub Capital Partners CLO
54M, LP
2021-54A BR, 5.56% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 08/05/37
◊,(d)
21,000,000 21,002,583

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
218 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(d)
9,050,000 $ 9,046,580
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,(d)
7,800,000 7,799,963
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,(d)
28,850,000 28,860,095
2015-1A A12B, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/15/36
◊,(d)
7,500,000 7,505,782
Palmer Square CLO Ltd.
2023-4A BR, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,(d)
19,950,000 19,994,461
2023-4A CR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/37
◊,(d)
16,250,000 16,289,140
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,(d)
19,500,000 19,486,929
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,(d)
8,700,000 8,692,311
2025-4A A2, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,(d)
4,400,000 4,398,902
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,(d)
2,300,000 2,294,726
INCREF LLC
2026-FL2 AS, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/19/43
◊,(d)
23,000,000 22,999,864
2026-FL3 AS, 5.30% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/19/44
◊,(d)
10,675,000 10,670,288
JCP Direct Lending CLO LLC
2023-1A A1R, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(d)
32,011,250 32,009,800
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(d)
31,200,000 31,168,809
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
KREF Ltd.
2021-FL2 C, 5.75% (1 Month
Term SOFR + 2.11%,
Rate Floor: 2.00%) due
02/15/39
◊,(d)
16,600,000 $ 16,501,514
2021-FL2 AS, 5.05% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,(d)
11,600,253 11,601,489
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A B, 5.23% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
10/20/38
◊,(d)
27,650,000 27,621,686
Fontainbleau Vegas
7.86% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,(a)
26,250,000 26,822,564
VMC Finance LLC
2026-FL6 B, 5.79% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(d)
14,827,000 14,826,920
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(d)
11,400,000 11,404,438
BXMT Ltd.
2020-FL2 B, 5.40% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.76%) due
02/15/38
◊,(d)
16,000,000 15,971,688
2020-FL2 C, 5.65% (1 Month
Term SOFR + 2.01%,
Rate Floor: 2.01%) due
02/15/38
◊,(d)
5,360,000 5,343,653
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,(d)
4,738,385 4,729,244
Madison Park Funding LIII Ltd.
2022-53A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,(d)
24,000,000 24,027,713
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(d)
14,000,000 13,984,681
2021-48A CR, 5.43% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,(d)
9,900,000 9,906,474
Fortress Credit BSL XV Ltd.
2022-2A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
10/18/33
◊,(d)
23,080,843 23,080,822

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 219
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,(d)
14,100,000 $ 14,153,776
2019-32RA C, 5.53% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/39
◊,(d)
8,345,000 8,366,697
Cerberus Loan Funding XLVI,
LP
2024-2A A, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
07/15/36
◊,(d)
16,500,000 16,509,214
2024-2A B, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
07/15/36
◊,(d)
5,900,000 5,901,799
Acrec LLC
2026-FL4 B, 5.44% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
01/18/43
◊,(d)
8,500,000 8,476,931
2025-FL3 AS, 5.28% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
08/18/42
◊,(d)
5,900,000 5,896,206
2026-FL5 C, 5.55% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/18/43
◊,(d)
3,800,000 3,800,000
2025-FL3 B, 5.58% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,(d)
3,250,000 3,246,887
Golub Capital Partners CLO
46M Ltd.
2019-46A BR, 5.98% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 04/20/37
◊,(d)
10,300,000 10,309,051
2019-46AR BR2 due
04/20/37
(d),(q)
10,300,000 10,300,000
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,(d)
20,250,000 20,207,605
Dwight Issuer LLC
2026-FL2 AS, 5.25% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/18/44
◊,(d)
19,950,000 19,950,000
Ares Direct Lending CLO 1 LLC
2024-1AR BR due
07/25/38
(d),(q)
9,800,000 9,800,000
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,(d)
9,750,000 9,738,845
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
STWD LLC
2025-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,(d)
11,150,000 $ 11,159,641
2025-FL4 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,(d)
8,200,000 8,203,501
AGL CLO 39 Ltd.
2025-39A B, 5.18% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,(d)
18,910,000 18,864,104
HPS Private Credit CLO LLC
2025-3A B, 5.73% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
07/20/37
◊,(d)
9,150,000 9,136,087
2025-3A A1, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,(d)
8,500,000 8,499,765
Madison Park Funding LVIII Ltd.
2024-58A C, 6.12% (3 Month
Term SOFR + 2.45%,
Rate Floor: 2.45%) due
04/25/37
◊,(d)
8,250,000 8,259,973
2024-58AR CR due
04/25/37
(d),(q)
8,250,000 8,250,000
CIFC Funding Ltd.
2022-1AR BR due
07/17/41
(d),(q)
9,600,000 9,600,000
2015-4A BR3, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,(d)
6,000,000 5,995,417
ACRES Commercial Realty
Issuer LLC
2026-FL4 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/18/44
◊,(d)
15,494,000 15,500,114
Voya CLO Ltd.
2024-2A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/20/37
◊,(d)
14,750,000 14,793,610
2013-1A INC due 10/15/30
(d),(r)
10,575,071 192,149
Brsp Ltd.
2026-FL3 B, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(d)
14,300,000 14,311,966
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(d)
13,900,000 13,890,932

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
220 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Acore Issuer LLC
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
08/20/43
◊,(d)
8,550,000 $ 8,546,650
2026-FL1 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,(d)
5,300,000 5,302,000
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,(d)
13,850,000 13,842,407
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.03% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
10/20/36
◊,(d)
13,600,000 13,600,116
GS REFT Issuer Ltd.
2026-FL1 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/19/43
◊,(d)
11,475,000 11,474,948
2026-FL1 A, 5.14% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/19/43
◊,(d)
1,750,000 1,753,233
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,(d)
13,250,000 13,227,252
Madison Park Funding LXV Ltd.
2025-65A C, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/16/38
◊,(d)
7,200,000 7,212,748
2025-65A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,(d)
5,500,000 5,513,309
Owl Rock CLO XIX LLC
2024-19A B, 5.56% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/22/37
◊,(d)
12,700,000 12,702,998
Ares LXXVIII CLO Ltd.
2025-78A SUB due
01/15/39
(d),(r)
17,000,000 12,548,210
Cerberus Loan Funding 53 LLC
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,(d)
12,250,000 12,239,872
D2 Multifamily Credit Issuer Ltd.
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(d)
7,575,000 7,574,962
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
2026-FL1 C, 5.84% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/43
◊,(d)
4,625,000 $ 4,623,027
Cerberus Loan Funding XLV
LLC
2024-1A B, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/15/36
◊,(d)
12,000,000 12,006,830
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(d)
11,850,000 11,861,848
Golub Capital Partners CLO
31M Ltd.
2016-31A BRR, 5.51% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 11/05/37
◊,(d)
9,500,000 9,480,615
2016-31A CRR, 5.96% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 11/05/37
◊,(d)
2,250,000 2,249,728
BRSP Ltd.
2024-FL2 A, 5.58% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/37
◊,(d)
5,650,000 5,649,481
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/19/43
◊,(d)
3,800,000 3,806,200
2024-FL2 AS, 6.02% (1 Month
Term SOFR + 2.38%,
Rate Floor: 2.38%) due
08/19/37
◊,(d)
1,850,000 1,848,535
ACREC LLC
2026-FL5 B, 5.35% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/18/43
◊,(d)
10,350,000 10,350,000
Magnetite LII Ltd.
2025-52A SUB due
01/25/39
(d),(r)
13,850,000 10,290,965
Midocean Credit CLO XXI
2025-21A SUB due
10/20/38
(d),(r)
15,600,000 9,756,240
Brant Point CLO Ltd.
2025-8A SUB due
03/31/38
(d),(r)
13,914,000 9,134,541
Carlyle US CLO Ltd.
2025-4A SUB due
10/25/37
◊,(d),(r)
15,000,000 9,010,950
Boyce Park CLO Ltd.
2022-1A B1, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,(d)
8,800,000 8,811,442

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 221
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A2, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/37
◊,(d)
7,200,000 $ 7,204,650
Serenity-Peace Park CLO Ltd.
2025-1A SUB due
10/24/38
(d),(r)
12,500,000 7,191,625
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,(d)
3,678,679 3,683,500
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,(d)
3,333,334 3,349,597
2015-37A SUB due
01/15/31
(a),(d),(r)
2,987,987 5,460
Fortress Credit BSL XVI Ltd.
2022-3A BR, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/35
◊,(d)
7,000,000 7,002,449
Owl Rock CLO VIII LLC
2022-8A A2R, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 04/24/37
◊,(d)
6,500,000 6,501,812
Owl Rock CLO IX LLC
2022-9A BR, 5.49% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/22/37
◊,(d)
6,450,000 6,450,682
RR Ltd.
2025-41A SUB due
10/15/40
(d),(r)
8,500,000 6,233,730
Barings CLO Ltd.
2022-3A BR, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,(d)
5,950,000 5,960,413
Elmwood CLO 38 Ltd.
2025-1A B1, 5.11% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,(d)
5,500,000 5,486,016
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.53% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,(d)
5,450,000 5,438,857
Cerberus Loan Funding XLVII
LLC
2024-3A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,(d)
5,250,000 5,241,368
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.6% (continued)
Sound Point CLO XXIV
2019-3A B1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.96%)
due 10/25/34
◊,(d)
5,150,000 $ 5,154,134
AGL CLO 42 Ltd.
2025-42A B, 5.31% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,(d)
5,000,000 5,011,215
Ares LXVII CLO Ltd.
2022-67A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/25/38
◊,(d)
5,000,000 4,999,317
Owl Rock CLO XVII LLC
2024-17A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,(d)
4,300,000 4,292,606
Carlyle US CLO
2024-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/20/37
◊,(d)
3,700,000 3,710,364
STWD Ltd.
2021-FL2 C, 5.85% (1 Month
Term SOFR + 2.21%,
Rate Floor: 2.10%) due
04/18/38
◊,(d)
2,820,000 2,813,967
Ares XXVII CLO Ltd.
2013-2A CR3, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 10/28/34
◊,(d)
2,800,000 2,803,785
Great Lakes CLO Ltd.
2014-1A SUB due
10/15/29
(d),(r)
461,538 207,183
Carlyle Global Market Strategies
CLO Ltd.
2012-3A SUB due
01/14/32
(d),(r)
8,920,000 11,328
Venture XIII CLO Ltd.
2013-13A SUB due
09/10/29
(d),(r)
3,700,000 370
Copper River CLO Ltd.
2006-1A INC due
01/20/21
(m),(p),(r)
1,500,000 150
Babson CLO Ltd.
2014-IA SUB due 07/20/25
(d),(r)
1,300,000 130
Total Collateralized Loan Obligations 3,440,321,523
TRANSPORT-AIRCRAFT - 3.0%
Castlelake Aircraft Structured
Trust
2026-1A, 5.07% due
03/15/51
(d)
47,932,763 47,079,986
2025-3A, 5.09% due
11/15/50
(d)
45,791,852 45,127,225

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
222 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
TRANSPORT-AIRCRAFT - 3.0% (continued)
2025-2A, 5.47% due
08/15/50
(d)
43,948,646 $ 43,655,109
2026-2A, 5.33% due
04/15/51
(d)
35,827,307 35,482,623
2025-1A, 5.78% due
02/15/50
(d)
20,512,636 20,574,687
Slam Ltd.
2026-1A, 5.55% due
07/15/51
(d)
36,301,468 36,197,014
2024-1A, 5.34% due
09/15/49
(d)
31,193,396 30,882,644
2025-1A, 5.81% due
05/15/50
(d)
24,853,509 24,971,984
2021-1A, 2.43% due
06/15/46
(d)
13,273,103 12,609,576
2021-1A, 3.42% due
06/15/46
(d)
1,024,950 981,327
AASET Trust
2024-1A, 6.26% due
05/16/49
(d)
39,292,422 39,911,768
2021-1A, 2.95% due
11/16/41
(d)
23,555,456 22,701,448
2025-3A, 5.24% due
02/16/50
(d)
15,607,192 15,341,127
2025-1A, 5.94% due
02/16/50
(d)
11,719,322 11,752,427
2021-2A, 2.80% due
01/15/47
(d)
8,284,246 7,869,474
2020-1A, 3.35% due
01/16/40
(d)
3,607,024 3,586,392
MAPS Trust
2026-1A, 5.20% due
01/15/51
(d)
67,199,877 65,993,303
2026-2A, 5.52% due
06/15/51
(d)
21,850,000 21,826,585
2021-1A, 2.52% due
06/15/46
(d)
3,698,209 3,589,203
AASET Ltd.
2024-2A, 5.93% due
09/16/49
(d)
45,082,579 45,340,357
2025-2A, 5.52% due
02/16/50
(d)
30,908,088 30,587,318
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(d)
45,763,528 45,280,709
2025-1A, 5.90% due
08/15/50
(d)
24,115,439 24,190,084
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
(d)
47,102,380 46,781,641
2025-1, 5.11% due 10/15/50
(d)
20,149,723 19,695,820
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
(d)
42,157,720 39,949,751
Lift
6.73% due 12/15/30
(a)
38,531,764 38,809,775
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(d)
34,702,244 34,565,652
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(d)
32,360,715 31,692,502
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
TRANSPORT-AIRCRAFT - 3.0% (continued)
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
(d)
31,250,305 $ 29,670,318
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
(d)
27,404,068 27,472,959
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(d)
25,791,742 25,270,904
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(a)
22,878,407 23,354,192
WAVE LLC
2019-1, 3.60% due 09/15/44
(d)
8,836,357 8,681,653
Sprite Ltd.
2021-1, 3.75% due 11/15/46
(d)
5,639,375 5,527,270
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(d)
3,260,080 3,229,470
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
(d)
1,935,520 1,916,552
Total Transport-Aircraft 972,150,829
FINANCIAL - 2.7%
Station Place Securitization
Trust
2025-SP1, 4.95% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,(a),(d)
50,725,000 50,725,000
2024-SP2, 5.32% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,(a),(d)
50,500,000 50,500,000
2025-SP2, 4.80% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,(a),(d)
31,800,000 31,800,000
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(a)
65,300,000 65,238,549
KKR Core Holding Co. LLC
4.00% due 08/12/31
(a)
67,092,202 62,354,263
Project Onyx I
6.33% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,(a)
61,840,952 61,746,659
Ceamer Finance LLC
6.79% due 11/15/39
(a)
23,129,296 23,381,231
6.18% (WAC) due 12/15/40
◊,(a)
22,778,734 22,689,936
3.69% due 03/24/31
(a)
6,187,832 6,010,138
6.92% due 11/15/37
(a)
4,353,218 4,426,450
Lightning A
5.50% due 03/01/37
(a)
57,700,000 54,662,559
Thunderbird A
5.50% due 03/01/37
(a)
57,700,000 54,662,559
LVNV Funding LLC
7.80% due 11/05/28
(a)
39,400,000 40,460,758
6.84% due 06/12/29
(a)
11,400,000 11,477,686

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 223
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
FINANCIAL - 2.7% (continued)
Atlas SP Partners, LP
6.13% due 12/12/30
(a)
51,400,000 $ 51,421,709
Project Leopard
6.53% due 05/06/41
(a)
49,350,000 49,103,250
HV Eight LLC
5.79% (WAC) due 12/31/27
◊,(a)
EUR 35,485,546 40,441,081
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
(a),(d)
36,500,000 35,925,898
Metis Issuer LLC
6.89% due 05/15/55
(a)
29,900,000 29,493,065
Strategic Partners Fund VIII, LP
6.19% (WAC) due 03/31/28
◊,(a)
20,273,221 20,267,112
6.20% (WAC) due 03/31/28
◊,(a)
8,554,596 8,556,065
PBN II PE Loan Facility
5.96% due 12/17/30
(a)
26,600,000 26,593,209
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(a)
22,489,088 22,266,270
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
(a)
15,346,800 15,621,240
Project Onyx II
6.33% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,(a)
13,822,242 13,816,258
Pilatus Bank plc
6.32% due 03/31/40
(a)
12,450,000 12,424,693
Akso Health Group
7.27% due 12/31/44
(a)
8,320,979 8,393,008
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
(a)
7,210,540 7,159,559
Nassau LLC
2019-1, 3.98% due
08/15/34
(m)
3,674,468 3,450,755
Total Financial 885,068,960
INFRASTRUCTURE - 2.4%
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
(d)
52,900,000 52,320,068
2025-1A, 5.04% due
03/25/55
(d)
35,700,000 34,786,091
2024-1A, 6.28% due
03/25/54
(d)
9,550,000 9,592,334
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
(d)
37,950,000 36,878,956
2023-3A, 5.90% due
10/25/48
(d)
31,313,000 31,394,539
2024-1A, 5.90% due
03/25/49
(d)
16,250,000 16,323,437
2023-2A, 5.90% due
07/25/48
(d)
6,000,000 6,002,540
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(d)
76,175,000 75,530,461
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
INFRASTRUCTURE - 2.4% (continued)
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
(d)
40,900,000 $ 40,393,625
2024-1A, 5.59% due
05/15/54
(d)
28,950,000 29,113,944
2024-1A, 6.64% due
05/15/54
(d)
3,950,000 3,990,042
Hotwire Funding LLC
2023-1A, 8.84% due
05/20/53
(d)
31,200,000 31,588,459
2024-1A, 5.89% due
06/20/54
(d)
22,750,000 22,962,135
2021-1, 2.31% due 11/20/51
(d)
5,350,000 5,300,619
2021-1, 2.66% due 11/20/51
(d)
4,025,000 3,987,950
2024-1A, 9.19% due
06/20/54
(d)
3,860,000 3,987,422
2024-1A, 6.67% due
06/20/54
(d)
3,150,000 3,190,001
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(d)
49,025,000 49,475,971
2026-1A, 5.22% due
02/25/56
(d)
20,850,000 20,711,936
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
(d)
27,750,000 27,247,908
2026-1A, 4.69% due
03/15/56
(d)
26,050,000 25,456,990
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
(d)
47,980,000 47,823,412
2023-1A, 6.00% due
08/17/48
(d)
2,600,000 2,602,723
2023-2A, 6.50% due
11/16/48
(d)
1,345,000 1,353,465
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(d)
41,150,000 40,392,601
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
(d)
30,550,000 30,113,248
ALLO Issuer LLC
2026-1A, 5.61% due
06/20/56
(d)
19,200,000 19,387,452
2025-1A, 5.53% due
04/20/55
(d)
8,150,000 8,180,306
2024-1A, 5.94% due
07/20/54
(d)
1,000,000 1,007,636
SBA Tower Trust
4.83% due 10/15/29
(d)
22,150,000 22,147,641
6.60% due 01/15/28
(d)
3,800,000 3,838,008
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
(d)
23,550,000 23,050,660
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(d)
20,675,000 20,684,866

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
224 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
INFRASTRUCTURE - 2.4% (continued)
Blue Stream Issuer LLC
2023-1A, 5.40% due
05/20/53
(d)
6,625,000 $ 6,635,344
2024-1A, 5.41% due
11/20/54
(d)
5,100,000 5,123,090
Compass Datacenters Issuer
II LLC
2025-1A, 5.32% due
05/25/50
(d)
9,669,000 9,641,211
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
(d)
9,550,000 9,429,643
Total Infrastructure 781,646,734
WHOLE BUSINESS - 1.7%
SERVPRO Master Issuer LLC
2021-1A, 2.39% due
04/25/51
(d)
42,947,600 40,833,285
2025-1A, 5.53% due
10/25/55
(d)
29,850,000 29,544,375
2024-1A, 6.17% due
01/25/54
(d)
22,599,800 23,085,022
2022-1A, 3.13% due
01/25/52
(d)
22,501,250 21,381,613
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
(d)
35,657,000 34,417,695
2024-1A, 6.51% due
07/30/54
(d)
28,121,750 28,184,110
2024-1A, 6.27% due
07/30/54
(d)
18,616,500 18,720,991
2024-1A, 6.03% due
07/30/54
(d)
9,357,500 9,395,540
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
(d)
92,678,853 90,652,689
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
(d)
25,117,500 24,393,998
2024-1A, 5.86% due
12/05/54
(d)
20,700,000 20,873,921
2022-1A, 3.73% due
03/05/52
(d)
1,191,000 1,139,002
Taco Bell Funding LLC
2025-1A, 5.05% due
08/25/55
(d)
24,050,000 23,679,507
2025-1A, 4.82% due
08/25/55
(d)
19,400,000 19,164,670
Sonic Capital LLC
2021-1A, 2.64% due
08/20/51
(d)
14,008,418 11,939,723
2020-1A, 3.85% due
01/20/50
(d)
11,948,808 11,854,726
2021-1A, 2.19% due
08/20/51
(d)
9,805,035 9,109,189
2020-1A, 4.34% due
01/20/50
(d)
6,860,042 6,545,261
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51
(d)
27,632,177 24,601,900
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
WHOLE BUSINESS - 1.7% (continued)
2020-1, 2.84% due 01/30/51
(d)
9,192,007 $ 8,797,117
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
(d)
25,063,325 25,506,299
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
(d)
21,590,438 21,882,470
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
(d)
18,880,125 18,460,875
DB Master Finance LLC
2025-1A, 5.17% due
08/20/55
(d)
9,850,500 9,733,011
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
(d)
7,802,000 7,751,085
Total Whole Business 541,648,074
NET LEASE - 0.7%
CARS-DB4, LP
2020-1A, 3.48% due
02/15/50
(d)
21,685,215 21,438,984
2020-1A, 3.81% due
02/15/50
(d)
19,761,038 18,640,239
2020-1A, 3.25% due
02/15/50
(d)
3,348,365 3,102,793
Store Master Funding I-VII
2016-1A, 3.96% due
10/20/46
(d)
25,490,111 25,406,865
2016-1A, 4.32% due
10/20/46
(d)
10,111,640 10,033,385
2018-1A, 4.74% due
10/20/48
(d)
2,758,000 2,727,472
CF Hippolyta Issuer LLC
2022-1A, 6.11% due
08/15/62
(d)
19,739,556 19,673,314
2020-1, 2.28% due 07/15/60
(d)
10,075,718 6,085,386
2020-1, 2.60% due 07/15/60
(d)
4,312,872 2,665,729
Capital Automotive REIT
2024-2A, 5.25% due
05/15/54
(d)
13,892,333 13,753,382
2024-3A, 4.55% due
10/15/54
(d)
9,653,000 9,212,009
2024-2A, 4.90% due
05/15/54
(d)
3,279,792 3,269,273
SVC ABS LLC
2023-1A, 5.15% due
02/20/53
(d)
15,094,167 15,053,844
2026-1A, 5.16% due
03/20/56
(d)
5,742,813 5,657,556
2023-1A, 5.55% due
02/20/53
(d)
3,470,833 3,446,814
CMFT Net Lease Master Issuer
LLC
2021-1, 2.91% due 07/20/51
(d)
10,050,000 9,355,458
2021-1, 3.04% due 07/20/51
(d)
5,050,000 4,316,942
2021-1, 2.51% due 07/20/51
(d)
3,000,000 2,785,976
2021-1, 3.44% due 07/20/51
(d)
3,215,000 2,718,815

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 225
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
NET LEASE - 0.7% (continued)
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.96% due
06/20/51
(d)
12,480,000 $ 10,682,459
2021-1A, 3.70% due
06/20/51
(d)
3,493,424 3,044,939
Oak Street Investment Grade
Net Lease Fund
2020-1A, 2.26% due
11/20/50
(d)
14,856,250 11,597,390
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
(d)
10,009,354 9,905,553
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.69% due
05/20/54
(d)
5,935,000 5,973,490
New Economy Assets Phase 1
Sponsor LLC
2021-1, 2.41% due 10/20/61
(d)
10,000,000 5,971,000
CARS-DB5, LP
2021-1A, 2.76% due
08/15/51
(d)
6,485,875 5,613,834
Store Master Funding LLC
2025-1A, 5.17% due
10/20/55
(d)
4,831,813 4,647,970
CARS-DB7, LP
2023-1A, 5.75% due
09/15/53
(d)
4,248,563 4,259,336
Total Net Lease 241,040,207
SINGLE FAMILY RESIDENCE - 0.7%
Tricon Residential Trust
2023-SFR2, 5.00% due
12/17/40
(d)
31,239,000 30,713,716
2024-SFR4, 4.65% due
11/17/41
(d)
10,775,000 10,501,615
2024-SFR3, 5.00% due
08/17/41
(d)
10,500,000 10,320,726
2024-SFR2, 4.75% due
06/17/40
(d)
9,961,211 9,885,817
2024-SFR3, 5.25% due
08/17/41
(d)
9,550,000 9,406,530
2024-SFR2, 5.90% due
06/17/40
(d)
9,215,000 9,198,693
2024-SFR2, 5.70% due
06/17/40
(d)
7,950,000 7,988,044
2024-SFR1, 4.75% due
04/17/41
(d)
3,600,000 3,532,134
Home Partners of America Trust
2021-2, 2.65% due 12/17/26
(d)
46,288,395 45,668,871
2021-3, 2.80% due 01/17/41
(d)
14,895,762 13,915,732
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(d)
28,150,000 28,132,406
2025-SFR6, 5.28% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/17/42
◊,(d)
6,850,000 6,850,728
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
SINGLE FAMILY RESIDENCE - 0.7% (continued)
FirstKey Homes Trust
2021-SFR1, 2.19% due
08/17/38
(d)
13,174,000 $ 13,113,684
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
(d)
13,100,000 12,572,830
Total Single Family Residence 211,801,526
INSURANCE - 0.6%
Dogwood State Bank
6.45% due 06/24/32
(a)
89,300,916 88,931,478
Obra Longevity
8.48% due 06/30/39
(a)
67,000,000 70,519,143
CHEST
7.13% due 03/23/43
(a)
16,235,000 16,549,097
JGWPT XXIII LLC
2011-1A, 4.70% due
10/15/56
(d)
1,574,410 1,545,154
JGWPT XXIV LLC
2011-2A, 4.94% due
09/15/56
(d)
1,193,923 1,170,522
321 Henderson Receivables
VI LLC
2010-1A, 5.56% due
07/15/59
(d)
167,893 168,433
VICOF 2
4.00% due 02/22/30
(a)
113,458 113,358
SPSS
5.14% due 11/15/52
(a)
109,457 101,025
Total Insurance 179,098,210
COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
(d)
111,754,127 105,780,377
Project Indigo
6.01% due 03/31/32
(a)
22,193,119 22,193,119
Anchorage Credit Funding 13
Ltd.
2021-13A A2, 2.80% due
07/27/39
(d)
2,700,000 2,549,158
2021-13A C2, 3.65% due
07/27/39
(d)
1,950,000 1,797,716
Total Collateralized Debt Obligations 132,320,370
TRANSPORT-CONTAINER - 0.3%
Textainer Marine Containers
VII Ltd.
2020-1A, 2.73% due
08/21/45
(d)
22,801,930 22,028,294
2021-3A, 1.94% due
08/20/46
(d)
19,007,200 17,143,228
2021-2A, 2.23% due
04/20/46
(d)
1,906,666 1,794,357
TIF Funding III LLC
2024-1A, 5.48% due
04/20/49
(d)
25,851,875 25,852,208

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
226 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.4% (continued)
TRANSPORT-CONTAINER - 0.3% (continued)
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
(d)
19,201,000 $ 19,233,667
MC Ltd.
2021-1, 2.63% due 11/05/35
(d)
6,444,249 6,076,629
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
(d)
4,255,458 4,258,998
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(d)
1,697,336 1,568,224
Total Transport-Container 97,955,605
UNSECURED CONSUMER LOANS - 0.2%
Service Experts Issuer LLC
2024-1A, 6.39% due
11/20/35
(d)
13,903,116 14,125,722
2025-1A, 5.38% due
01/20/37
(d)
13,159,457 13,056,771
Foundation Finance Trust
2024-2A, 4.93% due
03/15/50
(d)
6,058,685 6,011,989
2025-1A, 5.55% due
04/15/50
(d)
3,092,408 3,103,935
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
(d)
7,213,269 7,154,460
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
(d)
5,346,187 5,312,165
GreenSky Home Improvement
Issuer Trust
2024-2, 5.26% due 10/27/59
(d)
2,088,880 2,093,288
Total Unsecured Consumer Loans 50,858,330
AUTOMOTIVE - 0.1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, 6.66% due
02/20/30
(d)
15,350,000 15,869,771
2023-8A, 6.02% due
02/20/30
(d)
11,000,000 11,317,611
2024-3A, 5.58% due
12/20/30
(d)
8,250,000 8,332,243
2025-2A, 5.51% due
08/20/31
(d)
4,950,000 4,991,675
Total Automotive 40,511,300
Total Asset-Backed Securities
(Cost $7,644,018,588) 7,574,421,668
U.S. GOVERNMENT SECURITIES - 17.8%
U.S. Treasury Bonds
4.38% due 11/15/39
(h)
481,310,000 467,472,338
due 05/15/51
(i),(j)
1,576,540,000 448,684,498
1.75% due 08/15/41
(h)
665,895,000 446,305,723
1.88% due 02/15/41 637,960,000 442,634,587
2.00% due 11/15/41 585,030,000 405,156,126
due 05/15/44
(i),(j)
388,845,000 159,490,769
due 02/15/46
(i),(j)
279,120,000 103,973,350
due 02/15/51
(i),(j)
235,000,000 67,687,118
due 11/15/44
(i),(j)
72,605,000 28,934,203
A
A
A
FACE
AMOUNT
~
VALUE
U.S. GOVERNMENT SECURITIES - 17.8% (continued)
4.75% due 08/15/55 2,210,000 $ 2,144,304
U.S. Treasury Inflation Indexed
Bonds
1.25% due 04/15/31
(s)
954,605,091 924,837,574
1.88% due 07/15/35
(h),(s)
536,560,243 524,656,487
2.13% due 01/15/35
(s)
316,841,086 316,094,108
1.88% due 01/15/36
(s)
172,020,984 167,057,385
2.38% due 02/15/55
(s)
121,388,657 111,664,817
1.38% due 07/15/33
(s)
30,669,385 29,418,121
U.S. Treasury Notes
4.00% due 11/15/35
(h)
547,800,000 529,910,906
4.38% due 05/15/36 423,350,000 421,100,953
4.25% due 08/15/35 145,000,000 143,153,515
3.63% due 08/31/29 13,830,000 13,608,504
3.63% due 03/31/28 6,311,000 6,253,314
4.00% due 05/31/30 1,997,400 1,983,902
4.13% due 03/31/31 600,000 597,750
Total U.S. Government Securities
(Cost $6,018,204,565) 5,762,820,352
SENIOR FLOATING RATE INTERESTS - 5.1%
CONSUMER, CYCLICAL - 1.5%
Allwyn Entertainment Financing
US LLC
6.18% (3 Month Term SOFR
+ 2.50%) due 01/18/33
◊
22,445,000 22,136,381
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
18,913,794 18,476,507
Peer Holding III BV
6.23% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
18,705,150 18,728,531
5.98% (3 Month Term SOFR
+ 2.25%) due 10/14/32
◊
6,733,125 6,731,711
5.04% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 4,300,000 4,920,414
5.04% (3 Month EURIBOR +
2.75%) due 07/01/31
◊
EUR 2,000,000 2,287,856
5.04% (3 Month EURIBOR +
2.75%) due 09/29/32
◊
EUR 1,800,000 2,058,700
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR
+ 2.00%) due 05/12/33
◊
17,400,000 17,323,962
5.43% (3 Month Term SOFR
+ 1.75%) due 10/15/31
◊
11,229,000 11,183,410
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
14,174,150 14,144,668
5.29% (3 Month EURIBOR +
3.00%) due 01/17/32
◊
EUR 12,000,000 13,784,308
MB2 Dental Solutions LLC
9.14% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 02/13/31
◊,(a)
23,495,988 23,276,372
9.14% (1 Month Term SOFR +
5.50%, Rate Floor: 1.00%)
due 02/13/31
◊,(a)
2,820,248 2,793,887
9.14% (3 Month Term SOFR +
0.50%, Rate Floor: 1.00%)
due 02/13/31
◊,(a)
54,787 50,270
Scientific Games Holdings, LP
5.85% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 22,415,000 25,247,793

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 227
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, CYCLICAL - 1.5% (continued)
Betclic Everest Group SAS
4.73% (3 Month EURIBOR +
2.50%) due 12/10/31
◊
EUR 18,200,000 $ 20,816,997
6.48% (3 Month Term SOFR
+ 2.75%) due 12/10/31
◊
822,938 823,193
Clarios Global, LP
6.14% (1 Month Term SOFR
+ 2.50%) due 01/28/32
◊
11,691,250 11,691,250
4.76% (1 Month EURIBOR +
2.75%) due 01/28/32
◊
EUR 7,200,870 8,243,859
ABG Intermediate Holdings 2
LLC
5.89% (1 Month Term SOFR
+ 2.25%) due 02/13/32
◊
19,553,737 19,525,189
1011778 BC ULC
5.39% (1 Month Term SOFR
+ 1.75%) due 09/20/30
◊
18,616,739 18,578,016
Life Time, Inc.
5.61% (1 Month Term SOFR
+ 2.00%) due 11/05/31
◊
17,790,563 17,795,010
United Airlines, Inc.
5.40% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
17,055,165 16,996,495
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
16,909,633 16,878,857
QXO Building Products, Inc.
due 06/03/33
(q)
16,200,000 16,154,964
FR Refuel LLC
8.51% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/08/28
◊
14,373,974 14,239,290
Pacific Bells LLC
7.23% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
14,134,381 14,154,311
Grant Thornton Advisors
Holding LLC
5.43% (1 Month EURIBOR +
3.25%) due 09/23/32
◊
EUR 12,075,000 13,695,117
Scientific Games Corp.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
12,891,718 12,698,342
Live Nation Entertainment, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
11,840,500 11,825,699
PCI Gaming Authority, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
11,139,955 11,130,263
Entain Holdings (Gibraltar) Ltd.
5.79% (3 Month EURIBOR +
3.50%) due 06/30/28
◊
EUR 4,716,996 5,431,419
5.98% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
4,838,438 4,830,357
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, CYCLICAL - 1.5% (continued)
Casper Bidco Sasu
5.43% (1 Month EURIBOR +
3.25%) due 03/21/31
◊
EUR 8,600,000 $ 9,863,623
PetSmart LLC
7.65% (1 Month Term SOFR
+ 4.00%) due 08/18/32
◊
8,648,325 8,630,337
Air Canada
5.41% (1 Month Term SOFR
+ 1.75%) due 03/21/31
◊
7,531,816 7,503,572
Wyndham Hotels & Resorts,
Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 05/24/30
◊
7,467,600 7,468,347
Allwyn Entertainment Financing
UK Plc
5.18% (1 Month EURIBOR +
3.00%) due 03/26/32
◊
EUR 5,000,000 5,699,133
Caesars Entertainment, Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
4,641,916 4,478,010
SeaWorld Parks &
Entertainment, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/04/31
◊
4,421,250 4,384,421
Alterra Mountain Co.
6.14% (1 Month Term SOFR
+ 2.50%) due 05/31/30
◊
3,399,313 3,392,242
Dealer Tire Financial LLC
6.64% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
2,411,637 2,387,521
Station Casinos LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 03/14/31
◊
2,150,500 2,148,930
Total Consumer, Cyclical 474,609,534
FINANCIAL - 1.2%
Higginbotham Insurance
Agency, Inc.
8.14% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 06/11/31
◊,(a)
54,753,856 54,391,385
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
42,141,992 42,039,587
due 06/10/33
(q)
10,410,000 10,384,704
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
44,861,237 44,416,214
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
29,515,057 29,261,522
due 06/10/33
(q)
3,100,000 3,073,371
Asurion LLC
7.91% (3 Month Term SOFR
+ 4.25%) due 09/19/30
◊
23,658,600 23,351,038
7.41% (3 Month Term SOFR
+ 3.75%) due 02/23/33
◊
8,428,875 7,954,751

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
228 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
FINANCIAL - 1.2% (continued)
Kroll, Inc.
6.73% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,(a),(t)
29,545,808 $ 29,443,530
8.89% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,(a)
532,750 532,750
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
19,921,530 19,921,530
7.49% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,(a)
5,043,838 5,043,838
CPI Holdco B LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
20,730,379 20,637,507
Cliffwater LLC
8.14% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 04/22/32
◊,(a)
19,377,787 18,732,506
Galaxy Bidco Ltd.
6.24% (6 Month EURIBOR +
3.75%) due 12/19/29
◊
EUR 13,250,000 15,258,019
Focus Financial Partners LLC
6.14% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
15,646,069 15,247,094
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/18/28
◊
13,416,161 13,455,336
PHM Group Holding Oy
5.58% (3 Month EURIBOR +
3.50%) due 04/22/32
◊
EUR 9,100,000 10,342,167
Vacation Rental Brands
Holdings
8.98% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,(a)
9,972,459 9,883,477
Orion Us Finco, Inc.
7.17% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
9,825,375 9,823,213
Amwins Group, Inc.
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
7,190,500 7,024,759
Virtu Financial
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
2,643,300 2,641,978
Aretec Group, Inc.
6.64% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
1,766,125 1,761,109
Blitz 26-281 SE
due 05/27/33
(q)
EUR 1,475,000 1,694,675
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
FINANCIAL - 1.2% (continued)
Ardonagh Midco 3 Ltd.
6.73% (3 Month Term SOFR
+ 3.00%) due 02/15/31
◊
1,382,587 $ 1,335,068
Total Financial 397,651,128
CONSUMER, NON-CYCLICAL - 0.6%
Nidda Healthcare Holding
GmbH
5.45% (3 Month EURIBOR +
3.25%) due 12/09/32
◊
EUR 26,391,306 30,160,811
7.98% (1 Month SONIA +
4.25%) due 12/09/32
◊
GBP 1,500,000 1,989,300
Prime Security Services
Borrower LLC
5.37% (1 Month Term SOFR
+ 1.75%) due 03/07/32
◊
20,422,069 20,093,070
5.62% (1 Month Term SOFR
+ 2.00%) due 10/13/30
◊
4,413,254 4,381,258
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
23,418,563 23,236,132
WEX, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 03/05/32
◊
17,281,250 17,208,323
Red Spv LLC
5.90% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
17,028,000 17,020,848
Grifols International Services
USA, Inc.
6.19% (6 Month Term SOFR +
2.50%, Rate Floor: 1.00%)
due 04/14/33
◊
14,844,232 14,873,920
Women's Care Holdings, Inc.
8.26% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
15,273,585 14,739,009
Compleat Food Group Holdings
Ltd.
9.23% (3 Month SONIA +
5.50%) due 01/31/28
◊
GBP 10,000,000 13,173,542
Blue Ribbon LLC
4.91% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,(t)
11,998,195 6,176,791
7.65% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,(a),(t)
4,771,147 4,437,167
Hanger, Inc.
7.14% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
9,526,560 9,553,805
Grant Thornton Advisors
Holding LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
9,746,059 9,257,782
Reynolds Consumer Products
LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
7,937,567 7,957,411

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 229
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, NON-CYCLICAL - 0.6% (continued)
Weight Watchers International
Holdings Ltd.
10.53% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
3,526,066 $ 2,628,012
Upbound Group, Inc.
6.43% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/13/32
◊
451,528 451,717
Total Consumer, Non-cyclical 197,338,898
INDUSTRIAL - 0.5%
Quikrete Holdings, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
11,662,459 11,647,881
5.89% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
8,240,688 8,230,387
5.89% (1 Month Term SOFR
+ 2.25%) due 03/19/29
◊
6,464,523 6,465,104
EMRLD Borrower, LP
5.92% (3 Month Term SOFR
+ 2.25%) due 05/31/30
◊
18,059,778 18,035,578
5.89% (1 Month Term SOFR
+ 2.25%) due 08/04/31
◊
7,683,983 7,673,303
Capstone Acquisition Holdings,
Inc.
8.24% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,(a)
21,760,188 21,678,942
TransDigm, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 02/13/33
◊
12,892,688 12,890,625
6.14% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
4,777,250 4,777,489
Genesee & Wyoming, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
14,934,000 14,863,064
SBA Senior Finance II LLC
5.40% (1 Month Term SOFR
+ 1.75%) due 01/25/31
◊
13,262,563 13,270,918
Brown Group Holding LLC
6.14% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 07/01/31
◊
4,883,594 4,893,752
6.14% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
4,400,305 4,408,709
Aman OBH1L Mortgage
0.50% (1 MonthTerm SOFR +
0.50%, Rate Floor: 2.75%)
due 03/18/30
◊,(a)
9,389,286 9,301,005
Dynasty Acquisition Co., Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
7,811,050 7,826,437
Savage Enterprises LLC
5.62% (1 Month Term SOFR
+ 2.00%) due 08/05/32
◊
7,152,558 7,144,905
Belden, Inc.
due 06/10/33
(q)
5,275,000 5,275,000
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
INDUSTRIAL - 0.5% (continued)
MX Holdings US, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 03/17/32
◊
2,791,906 $ 2,790,175
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR
+ 4.00%) due 04/15/33
◊
2,450,000 2,453,062
Frontdoor, Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 12/19/31
◊
2,068,500 2,068,500
Hillman Group, Inc.
5.65% (1 Month Term SOFR +
2.00%, Rate Floor: 1.50%)
due 07/14/28
◊
1,509,657 1,506,940
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
979,768 935,923
Energizer Holdings, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
491,274 489,279
API Heat Transfer Thermasys
Corp.
10.49% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,(a)
31,998 31,998
Total Industrial 168,658,976
ENERGY - 0.4%
Colossus Acquireco LLC
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
37,796,284 37,528,687
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
9,025,000 8,961,103
Transmontaigne Operating
Co., LP
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
20,160,320 20,151,853
ITT Holdings LLC
5.62% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
15,549,972 15,519,494
Liquid Tech Solutions Holdings
LLC
7.23% (3 Month Term SOFR
+ 3.50%) due 10/12/32
◊
11,378,958 11,272,565
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
6,742,533 6,727,767
Al GCX Holdings LLC
5.86% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
5,386,500 5,384,561
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR
+ 2.25%) due 03/03/31
◊
4,519,672 4,533,231
Calcasieu Pass Funding LLC
6.95% (6 Month Term SOFR
+ 3.25%) due 04/11/33
◊
3,625,000 3,631,561

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
230 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
ENERGY - 0.4% (continued)
TerraForm Power Operating
LLC
5.73% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 05/21/29
◊
1,083,923 $ 1,082,113
Total Energy 114,792,935
TECHNOLOGY - 0.3%
Cegid Group
4.90% (3 Month EURIBOR +
2.75%) due 01/31/30
◊
EUR 18,950,000 21,087,032
4.90% (3 Month EURIBOR +
2.75%) due 07/10/28
◊
EUR 4,500,000 5,040,173
4.90% (3 Month EURIBOR +
2.75%) due 07/10/28
◊
EUR 3,150,000 3,529,885
Visma AS
5.82% (6 Month EURIBOR +
3.70%) due 12/05/28
◊,(a)
EUR 23,750,000 26,863,031
Kaseya, Inc.
6.91% (3 Month Term SOFR
+ 3.25%) due 03/22/32
◊
29,420,722 22,637,480
Datix Bidco Ltd.
8.73% (6 Month SONIA +
5.00%) due 04/30/31
◊,(a)
GBP 10,570,675 13,940,463
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,(a)
2,613,869 2,599,258
Ascend Learning LLC
6.64% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
3,771,357 3,672,887
OAK-Eagle Acquireco, Inc.
due 03/24/33
(q)
2,350,000 2,355,053
Waystar Technologies, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 10/22/29
◊
1,002,006 998,249
CCC Intelligent Solutions, Inc.
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
344,953 339,606
Total Technology 103,063,117
COMMUNICATIONS - 0.3%
Total Webhosting Solutions BV
6.18% (1 Month EURIBOR +
4.00%) due 11/04/31
◊
EUR 21,200,000 22,434,701
Speedster Bidco GmbH
5.50% (6 Month EURIBOR +
3.00%) due 12/11/31
◊
EUR 10,200,000 11,333,029
6.48% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/11/31
◊
9,845,997 9,751,672
Tripadvisor, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
19,664,652 18,763,421
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
16,305,288 16,303,821
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
COMMUNICATIONS - 0.3% (continued)
Salsa Bidco GmbH
6.35% (6 Month EURIBOR +
3.75%) due 11/18/32
◊,(a)
EUR 6,000,000 $ 6,776,082
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR
+ 2.75%) due 03/29/32
◊
5,680,000 5,678,239
Go Daddy Operating Co. LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 05/30/31
◊
4,184,600 4,078,688
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/15/32
◊
3,200,000 3,153,728
Zephyr Bidco Ltd.
8.48% (1 Month SONIA +
4.75%) due 07/20/28
◊
GBP 2,400,000 3,085,420
Zayo Group Holdings, Inc.
6.76% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,(t)
624,607 624,332
Xplore, Inc.
5.26% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,(t)
418,999 390,717
Total Communications 102,373,850
INFRASTRUCTURE - 0.2%
QTS Good News Facility
6.37% (SOFR + 3.00%) due
10/09/28
◊,(a)
49,925,000 49,871,664
BASIC MATERIALS - 0.1%
SCIL US Holdings LLC
7.65% (3 Month Term SOFR
+ 4.00%) due 11/08/32
◊
9,950,000 9,912,687
6.20% (3 Month EURIBOR +
4.00%) due 11/08/32
◊
EUR 7,425,000 8,451,251
Novelis Holdings, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
8,295,000 8,272,189
Arsenal AIC Parent LLC
6.39% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
5,020,591 5,033,143
Minerals Technologies, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 11/26/31
◊
985,000 985,000
Total Basic Materials 32,654,270
UTILITIES - 0.0%
AL GCX Fund VIII Holdings LLC
5.61% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
2,018,613 2,016,090
Total Senior Floating Rate Interests
(Cost $1,654,096,322) 1,643,030,462
FEDERAL AGENCY BONDS - 0.9%
Tennessee Valley Authority
4.25% due 09/15/65 139,137,000 113,703,174
5.25% due 02/01/55 89,098,000 87,898,830

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 231
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
FEDERAL AGENCY BONDS - 0.9% (continued)
4.63% due 09/15/60 44,873,000 $ 39,711,169
5.38% due 04/01/56 9,283,000 9,313,736
due 09/15/53
(j),(k)
1,612,000 367,214
due 09/15/55
(j),(k)
1,612,000 328,440
due 09/15/56
(j),(k)
1,612,000 309,204
due 03/15/57
(j),(k)
1,612,000 300,867
due 09/15/57
(j),(k)
1,612,000 292,755
due 09/15/58
(j),(k)
1,612,000 276,313
due 03/15/59
(j),(k)
1,612,000 268,849
due 09/15/59
(j),(k)
1,612,000 261,589
due 09/15/60
(j),(k)
1,612,000 247,648
due 09/15/54
(j),(k)
1,020,000 220,059
due 03/15/61
(j),(k)
1,020,000 152,468
due 09/15/61
(j),(k)
1,020,000 148,350
due 09/15/62
(j),(k)
1,020,000 140,444
due 03/15/63
(j),(k)
1,020,000 136,650
due 09/15/63
(j),(k)
1,020,000 132,479
due 09/15/64
(j),(k)
1,020,000 125,407
due 03/15/65
(j),(k)
1,020,000 121,555
due 09/15/65
(j),(k)
1,020,000 118,260
Tennessee Valley Authority
Principal Strips
due 01/15/48
(i),(j)
38,804,000 12,310,103
due 12/15/42
(i),(j)
23,785,000 10,199,841
due 01/15/38
(i),(j)
15,800,000 8,986,092
due 09/15/39
(i),(j)
8,655,000 4,484,822
due 04/01/56
(i),(j)
11,415,000 2,251,278
due 09/15/65
(i),(j)
3,500,000 408,902
Federal Farm Credit Bank
3.11% due 08/05/48 1,500,000 1,093,857
2.58% due 03/15/41 350,000 260,168
2.69% due 11/29/41 350,000 258,900
2.40% due 09/16/41 350,000 249,614
1.99% due 07/30/40 300,000 207,090
2.60% due 09/06/39 250,000 192,601
2.90% due 12/09/41 220,000 167,157
2.59% due 12/30/41 180,000 131,145
2.74% due 11/01/39 144,000 112,496
2.84% due 06/01/46 140,000 96,046
2.59% due 08/24/46 140,000 91,496
3.67% due 02/26/44 70,000 58,495
Federal Home Loan Bank
2.15% due 02/25/41 350,000 244,238
2.45% due 08/16/41 270,000 194,618
3.63% due 06/22/43 100,000 83,862
Freddie Mac
2.25% due 09/15/50 360,000 204,358
Total Federal Agency Bonds
(Cost $404,641,537) 296,862,639
FOREIGN GOVERNMENT DEBT - 0.9%
Australia Government Bond
4.25% due 03/21/36 AUD 303,910,000 202,589,252
Eagle Funding Luxco SARL
5.50% due 08/17/30
(d)
35,650,000 35,794,383
Israel Government International
Bond
5.38% due 03/12/29 9,800,000 9,896,056
5.63% due 02/19/35 8,750,000 8,934,655
5.38% due 02/19/30 5,250,000 5,314,339
A
A
A
FACE
AMOUNT
~
VALUE
FOREIGN GOVERNMENT DEBT - 0.9% (continued)
Saudi Government International
Bond
5.63% due 01/13/35
(d)
13,900,000 $ 14,382,163
Total Foreign Government Debt
(Cost $275,327,867) 276,910,848
MUNICIPAL BONDS - 0.2%
CALIFORNIA - 0.1%
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/31 9,978,000 10,139,546
3.07% due 10/15/40 8,000,000 6,622,871
California Statewide
Communities Development
Authority Revenue Bonds
7.14% due 08/15/47 10,150,000 10,630,378
Hillsborough City School District
General Obligation Unlimited
due 09/01/37
(j)
1,000,000 562,140
due 09/01/39
(j)
1,000,000 497,500
Oakland Redevelopment
Agency Successor Agency
Tax Allocation
4.00% due 09/01/39 1,100,000 981,155
Total California 29,433,590
ILLINOIS - 0.1%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/38 4,225,000 4,350,330
6.63% due 02/01/35 1,260,000 1,321,549
City of Chicago Illinois General
Obligation Unlimited
6.31% due 01/01/44 4,500,000 4,583,272
Total Illinois 10,255,151
TEXAS - 0.0%
Central Texas Turnpike System
Revenue Bonds
3.03% due 08/15/41 3,150,000 2,447,925
Tarrant County Cultural
Education Facilities Finance
Corp. Revenue Bonds
3.42% due 09/01/50 2,500,000 1,803,678
Total Texas 4,251,603
WASHINGTON - 0.0%
Central Washington University
Revenue Bonds
6.95% due 05/01/40 1,750,000 1,893,145
OKLAHOMA - 0.0%
Tulsa Airports Improvement
Trust Revenue Bonds
3.10% due 06/01/45 1,000,000 754,112
Oklahoma Development
Finance Authority Revenue
Bonds
4.65% due 08/15/30 450,000 442,614
Total Oklahoma 1,196,726
Total Municipal Bonds
(Cost $50,885,161) 47,030,215

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
232 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
U.S. TREASURY BILLS - 0.0%
U.S. Treasury Bills
3.68% due 11/12/26
(u)
11,500,000 $ 11,339,222
Total U.S. Treasury Bills
(Cost $11,345,472) 11,339,222
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $3,203,248,400) 13,358 1,335,800
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $4,491,493,325) 18,698 233,725
Total Listed Options Purchased
(Cost $14,471,529) 1,569,525
OTC INTEREST RATE SWAPTIONS PURCHASED
(v)
- 0.0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 480,584,000 580,840
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 266,989,000 322,687
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 266,992,000 242,735
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 266,990,000 242,733
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 429,611,000 208,865
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 160,196,000 190,623
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 160,194,000 190,620
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 321,081,000 149,748
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 217,133,000 145,441
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(v)
- 0.0%
(continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 217,132,000 $ 145,440
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 217,131,000 145,440
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 217,132,000 145,440
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 209,892,000 102,044
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 321,327,000 101,247
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 160,157,000 74,695
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 159,877,000 50,376
Total OTC Interest Rate Swaptions Purchased
(Cost $23,591,725) 3,038,974
Total Investments - 110.1%
(Cost $36,684,695,992) $ 35,586,199,746
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $4,491,493,325) 18,698 (233,725)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $3,203,248,400) 13,358 (918,362)
Total Listed Options Written
(Premium received $7,226,376) (1,152,087)
OTC INTEREST RATE SWAPTIONS WRITTEN
(v)
- (0.1)%
Call Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 190,220,625 (1,296)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 233
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(v)
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 190,220,625 $ (1,296)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 135,871,875 (1,887)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 135,871,875 (1,888)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 217,395,000 (1,889)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 217,395,000 (1,889)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 217,133,000 (20,581)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 217,132,000 (20,581)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 217,131,000 (20,581)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 217,132,000 (20,581)
Total Interest Rate Swaptions (92,469)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 160,157,000 (627,064)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 159,877,000 (628,556)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 160,194,000 (828,188)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 160,196,000 (828,198)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(v)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 209,892,000 $ (831,997)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 135,871,875 (881,253)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 135,871,875 (881,253)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 321,081,000 (1,257,131)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 321,327,000 (1,263,296)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 266,990,000 (1,387,728)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 190,220,625 (1,434,660)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 190,220,625 (1,434,660)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 217,395,000 (1,475,622)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 217,395,000 (1,475,623)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 429,611,000 (1,682,059)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 480,584,000 (2,497,921)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 533,981,000 (2,775,461)
Total Interest Rate Swaptions (22,190,670)
Total OTC Interest Rate Swaptions Written
(Premium received $23,936,572) (22,283,139)
Other Assets & Liabilities, net - (10.0)% (3,250,320,648)
Total Net Assets - 100.0% $ 32,312,443,872

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
234 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Value determined based on Level 3 inputs — See Note 3 .
(b)
Affiliated issuer.
(c)
Special Purpose Acquisition Company (SPAC).
(d)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $14,663,172,222 (cost $14,903,009,686), or
45.4% of total net assets.
(e)
Fair value is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC
Topic 820, Fair Value Measurement - See Note 3 .
(f)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(g)
Rate indicated is the 7-day yield as of June 30, 2026.
(h)
All or a portion of this security is pledged as collateral for futures and swap agreements at June 30, 2026.
(i)
Security is a principal-only strip.
(j)
Zero coupon rate security.
(k)
Security is an interest-only strip.
(l)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(m)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is
$116,333,921 (cost $143,295,129), or 0.4% of total net assets - See Note 5 .
(n)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(o)
Perpetual maturity.
(p)
Security is in default of interest and/or principal obligations.
(q)
Security is unsettled at period end and may not have a stated effective rate.
(r)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(s)
Face amount of security is adjusted for inflation.
(t)
Payment-in-kind security.
(u)
Rate indicated is the effective yield at the time of purchase.
(v)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 235
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Long Bond Futures Contracts 4,210 Sep 2026 $ 477,835,000 $ 10,714,064
U.S. Treasury 5 Year Note Futures Contracts 3,338 Sep 2026 357,322,485 1,103,409
U.S. Treasury 2 Year Note Futures Contracts 4,666 Sep 2026 961,815,701 (142,002)
$ 11,675,471
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(a)
Bank of
America
Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 06/20/31 $ 304,100,000 $ 6,752,152 $ 5,768,389 $ 983,763
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
(a)
Bank of
America
Securities,
Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 260,500,000 $ (6,749,285) $ (5,148,014) $ (1,601,271)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29 $ 9,267,000 $ (948,078) $ (414,802) $ (533,276)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.56% Annually 03/03/36 $ 158,395,000 $ 5,781,211 $ — $ 5,781,211
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.48% Annually 11/02/33 114,640,000 4,457,769 693 4,457,076
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.94% Annually 06/23/31 439,550,000 (571,916) (781,681) 209,765
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.95% Annually 07/02/29 976,875,000 (49,488) — (49,488)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.80% Annually 04/01/32 175,000,000 (1,031,047) 1,053 (1,032,100)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
236 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.92% Annually 04/30/36 $ 163,455,000 $ (1,227,437) $ — $ (1,227,437)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.76% Annually 02/06/29 650,000,000 (3,173,902) 1,675 (3,175,577)
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.69% Annually 04/30/31 326,240,000 (3,227,377) — (3,227,377)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.59% Annually 01/02/28 660,000,000 (4,665,913) 1,225 (4,667,138)
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.40% Annually 04/04/28 900,000,000 (9,981,815) 1,524 (9,983,339)
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 671,370,000 (13,632,290) (461,491) (13,170,799)
Bank of
America
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 803,000,000 (19,258,527) 775 (19,259,302)
$ (46,580,732) $ (1,236,227) $ (45,344,505)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
UBS AG EUR Sell 426,110,000 493,484,809 USD 07/15/26 $ 6,358,237
Bank of America, N.A. GBP Sell 32,275,000 43,294,621 USD 07/15/26 492,420
Barclays Bank plc CAD Sell 6,128,000 4,391,672 USD 07/15/26 67,447
Citibank, N.A. EUR Buy 12,100,000 13,928,604 USD 07/15/26 (95,952)
$ 6,822,152
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 480,584,000
$ 580,840
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
266,989,000
322,687
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
266,992,000
242,735

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 237
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
$ 266,990,000
$ 242,733
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
429,611,000
208,865
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
160,196,000
190,623
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
160,194,000
190,620
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
321,081,000
149,748
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
217,133,000
145,441
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
217,131,000
145,440
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
217,132,000
145,440
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.35% 09/21/26 3.35%
217,132,000
145,440
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
209,892,000
102,044
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
321,327,000
101,247
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
160,157,000
74,695
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
159,877,000
50,376
$ 3,038,974
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% $ 190,220,625 $ (1,296)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.64% 08/13/26 2.64% 190,220,625 (1,296)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
238 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% $ 135,871,875 $ (1,887)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.71% 08/19/26 2.71% 135,871,875 (1,888)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 217,395,000 (1,889)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.69% 08/14/26 2.69% 217,395,000 (1,889)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 217,131,000 (20,581)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 217,132,000 (20,581)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 217,132,000 (20,581)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
SOFR Annual 2.85% 09/21/26 2.85% 217,133,000 (20,581)
$ (92,469)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 160,157,000 (627,064)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 159,877,000 (628,556)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 160,194,000 (828,188)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 160,196,000 (828,198)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 209,892,000 (831,997)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 135,871,875 (881,253)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.71%
08/19/26 3.71% 135,871,875 (881,253)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 239
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% $ 321,081,000 $ (1,257,131)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 321,327,000 (1,263,296)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 266,990,000 (1,387,728)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 190,220,625 (1,434,660)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
SOFR Annual 3.64%
08/13/26 3.64% 190,220,625 (1,434,660)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 217,395,000 (1,475,622)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.69%
08/14/26 3.69% 217,395,000 (1,475,623)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 429,611,000 (1,682,059)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 480,584,000 (2,497,921)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 533,981,000 (2,775,461)
$ (22,190,670)
(a)
Includes cumulative appreciation (depreciation).
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
240 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The Fund held investments in private funds with a fair value of $39,621,529, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with subtopic 820-10 as investments in Investment Funds valued at net asset value, as a "practical expedient" are not required to be included in the fair value hierarchy. See Note 3.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 589,167 $ 1,848,426 $ 44,392 $ 2,481,985
Preferred Stocks 84,064,156 642,483,489 47,698,630 774,246,275
Warrants 71 — 388 459
Rights — — 1 1
Exchange-Traded Funds 30,095,822 — — 30,095,822
Mutual Funds 232,373,128 — — 232,373,128
Money Market Funds 409,561,147 — — 409,561,147
Collateralized Mortgage Obligations — 10,207,306,401 79,628,750 10,286,935,151
Corporate Bonds — 7,329,936,728 863,923,616 8,193,860,344
Asset-Backed Securities — 6,405,404,252 1,169,017,416 7,574,421,668
U.S. Government Securities — 5,762,820,352 — 5,762,820,352
Senior Floating Rate Interests — 1,343,461,307 299,569,155 1,643,030,462
Federal Agency Bonds — 296,862,639 — 296,862,639
Foreign Government Debt — 276,910,848 — 276,910,848
Municipal Bonds — 47,030,215 — 47,030,215
U.S. Treasury Bills — 11,339,222 — 11,339,222
Options Purchased 1,569,525 — — 1,569,525
Interest Rate Swaptions Purchased — 3,038,974 — 3,038,974
Interest Rate Futures Contracts
(a)
11,817,473 — — 11,817,473
Credit Default Swap Agreements
(a)
— 983,763 — 983,763
Interest Rate Swap Agreements
(a)
— 10,448,052 — 10,448,052
Forward Foreign Currency Exchange Contracts
(a)
— 6,918,104 — 6,918,104
Unfunded Loan Commitments ( Note 4 )
(a)
— — 288,912 288,912
Total Assets $ 770,070,489 $ 32,346,792,772 $ 2,460,171,260 $ 35,577,034,521
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 1,152,087 $ — $ — $ 1,152,087
Interest Rate Swaptions Written — 22,283,139 — 22,283,139
Interest Rate Futures Contracts
(a)
142,002 — — 142,002
Credit Default Swap Agreements
(a)
— 2,134,547 — 2,134,547
Interest Rate Swap Agreements
(a)
— 55,792,557 — 55,792,557
Forward Foreign Currency Exchange Contracts
(a)
— 95,952 — 95,952
Unfunded Loan Commitments ( Note 4 )
(a)
— — 56,489 56,489
Total Liabilities $ 1,294,089 $ 80,306,195 $ 56,489 $ 81,656,773
(a)
Reported as unrealized appreciation/(depreciation) at period end.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 241
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$29,156,586 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$7,243,837 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 598,495,401
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 366,195,186 Yield Analysis Yield 3.0%-7.3% 6.7%
Asset-Backed Securities 133,025,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 71,296,369 Third Party Pricing Trade Price — —
Asset-Backed Securities 5,460 Third Party Pricing Vendor Price — —
Collateralized Mortgage
Obligations 67,878,623
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 11,750,127 Third Party Pricing Vendor Price — —
Common Stocks 43,453 Enterprise Value Valuation Multiple 1.2x-6.0x 6.0x
Common Stocks 939 Model Price Liquidation Value — —
Corporate Bonds 771,683,595
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 33,589,500 Third Party Pricing Broker Quote — —
Corporate Bonds 30,576,687 Yield Analysis Yield 6.2% —
Corporate Bonds 28,073,833 Model Price Purchase Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 47,698,630 Yield Analysis Yield 6.3% —
Rights 1 Model Price Liquidation Value — —
Senior Floating Rate Interests 144,022,594 Model Price Purchase Price — —
Senior Floating Rate Interests 124,246,363 Yield Analysis Yield 8.4%-9.5% 8.8%
Senior Floating Rate Interests 31,300,198 Third Party Pricing Broker Quote — —
Unfunded Loan Commitments 288,912 Model Price Purchase Price — —
Warrants 388 Model Price Liquidation Value — —
Total Assets $ 2,460,171,260
Liabilities:
Unfunded Loan Commitments $ 56,489 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
242 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 1,010,134,871 $ 337,014,153 $ (144,120,361) $ 11,645 $ (49,031,630)
Corporate Bonds 998,276,608 258,902,781 (382,440,736) (84,624) 28,614,006
Senior Floating Rate Interests 238,476,134 145,133,383 (84,195,830) 302,864 43,152
Warrants 388 — — — —
Common Stocks 111,361 — — — —
Preferred Stocks 48,255,899 — — — —
Rights 1 — — — —
Collateralized Mortgage Obligations 56,399,501 51,925,741 (27,769,497) (170,610) (66,350)
Unfunded Loan Commitments 73,968 886,397 (125,387) (1,379) 124,709
Total Assets $ 2,351,728,731 $ 793,862,455 $ (638,651,811) $ 57,896 $ (20,316,113)
Liabilities
Unfunded Loan Commitments $ — $ (24,318) $ 6,717 $ — $ 17,603
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ (1,029,262) $ 22,271,730 $ (6,233,730) $ 1,169,017,416 $ 110,496
Corporate Bonds (43,904,039) 4,559,620 — 863,923,616 (52,264,517)
Senior Floating Rate Interests (190,548) — — 299,569,155 71,530
Warrants — — — 388 —
Common Stocks (66,969) — — 44,392 (66,969)
Preferred Stocks (557,269) — — 47,698,630 (557,269)
Rights — — — 1 —
Collateralized Mortgage Obligations (2,005,164) 2,325,236 (1,010,107) 79,628,750 (1,313,231)
Unfunded Loan Commitments (669,396) — — 288,912 (669,396)
Total Assets $ (48,422,647) $ 29,156,586 $ (7,243,837) $ 2,460,171,260 $ (54,689,356)
Liabilities
Unfunded Loan Commitments $ (56,491) $ — $ — $ (56,489) $ (22,902)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69 7.25% 01/01/28 — —
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69 6.99% 01/01/28 — —
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27 — —
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69 7.50% 03/01/28 — —
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67 5.65% 02/01/27 — —
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68 5.80% 02/01/28 — —
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69 7.01% 11/01/28 — —
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69 7.19% 01/01/28 — —
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 243
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69 7.40% 03/01/28 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
Aspire Mortgage Trust 2026-2, 5.73% due 04/26/66 6.73% 04/01/30 — —
Aspire Mortgage Trust 2026-3, 5.66% due 05/25/66 6.66% 06/01/30 — —
Aspire Mortgage Trust 2026-2, 5.63% due 04/26/66 6.63% 04/01/30 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due
07/25/65 6.81% 07/01/29 — —
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due
05/25/62 5.50% 02/01/27 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.59% due
06/25/65 6.59% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due
06/25/65 6.29% 08/01/29 — —
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due
06/25/63 8.01% 07/01/27 — —
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due
11/25/64 6.93% 02/01/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due
03/25/64 7.39% 03/01/28 — —
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due
09/25/63 8.06% 08/01/27 — —
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due
12/01/63 7.40% 01/01/28 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due
03/25/64 7.19% 03/01/28 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due
03/25/64 7.50% 03/01/28 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due
12/25/64 6.91% 01/01/29 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.66% due
07/25/65 6.66% 07/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
C-BASS Mortgage Loan Trust 2007-CB2, 3.43% due
02/25/37 6.12% 03/01/23 — —
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —
CIM Trust 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28 — —
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69 7.14% 01/01/28 — —
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69 7.33% 03/01/28 — —
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69 7.43% 03/01/28 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29 — —
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27 — —
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68 8.62% 10/01/27 — —
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68 8.58% 09/01/27 — —
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29 — —
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69 7.16% 07/01/28 — —
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70 6.89% 01/01/29 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69 6.97% 10/01/28 — —
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70 6.54% 07/01/29 — —
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69 6.82% 10/01/28 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.41%
due 03/25/61 6.41% 04/01/30 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.31%
due 03/25/61 6.31% 04/01/30 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.48%
due 10/25/55 6.48% 10/01/29 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
244 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
EFMT 2024-CES1, 5.52% due 01/26/60 6.52% 12/01/28 — —
Figre 2026-FL2, 5.82% due 06/25/56 6.82% 06/01/30 — —
FIGRE Trust 2026-FL2, 5.92% due 06/25/56 6.92% 07/01/26 — —
GCAT Trust 2024-NQM2, 6.54% due 06/25/59 7.71% 05/01/28 — —
GCAT Trust 2024-NQM2, 6.44% due 06/25/59 7.56% 05/01/28 — —
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28 — —
GCAT Trust 2025-NQM4, 5.88% due 06/25/70 6.88% 07/01/29 — —
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26 — —
GCAT Trust 2023-NQM2, 6.24% due 11/25/67 7.24% 01/01/27 — —
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29 — —
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27 — —
GCAT Trust 2023-NQM3, 7.34% due 08/25/68 8.34% 09/01/27 — —
GCAT Trust 2025-NQM2, 6.01% due 04/25/70 7.01% 05/01/29 — —
GCAT Trust 2025-NQM3, 5.75% due 05/25/70 6.75% 06/01/29 — —
GCAT Trust 2025-NQM4, 5.53% due 06/25/70 6.53% 07/01/29 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
GS Mortgage-Backed Securities Trust 2026-NQM4, 5.66%
due 06/25/66 6.66% 05/01/30 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.34%
due 11/25/65 6.34% 08/01/29 — —
HOMES Trust 2025-NQM1, 5.86% due 01/25/70 6.86% 01/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —
HOMES Trust 2025-AFC3, 5.14% due 08/25/60 6.14% 09/01/29 — —
HOMES Trust 2024-AFC2, 5.98% due 10/25/59 6.98% 10/01/28 — —
HOMES Trust 2025-NQM4, 5.47% due 08/25/70 6.47% 07/01/29 — —
HOMES Trust 2025-NQM1, 5.96% due 01/25/70 6.96% 01/01/29 — —
HOMES Trust 2025-AFC2, 5.57% due 06/25/60 6.57% 06/01/29 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due
02/25/64 6.85% 12/01/28 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due
02/25/64 6.59% 12/01/28 — —
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30 — —
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2024-
NQM3, 5.35% due 07/25/69 6.35% 09/01/28 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM3, 5.76% due 05/25/70 6.76% 05/01/29 — —
OBX Trust 2026-NQM4, 5.53% due 02/25/66 6.53% 03/01/30 — —
OBX Trust 2026-NQM5, 5.68% due 01/25/66 6.68% 03/01/30 — —
OBX Trust 2026-NQM4, 5.38% due 02/25/66 6.38% 03/01/30 — —
OBX Trust 2026-NQM5, 5.57% due 01/25/66 6.57% 03/01/30 — —
OBX Trust 2024-NQM16, 5.73% due 10/25/64 6.73% 10/01/28 — —
OBX Trust 2024-NQM16, 5.89% due 10/25/64 6.89% 10/01/28 — —
OBX Trust 2024-NQM10, 6.33% due 05/25/64 7.33% 06/01/28 — —
OBX Trust 2024-NQM7, 6.60% due 03/25/64 7.60% 04/01/28 — —
OBX Trust 2024-NQM7, 6.45% due 03/25/64 7.45% 04/01/28 — —
OBX Trust 2024-NQM4, 6.07% due 01/25/64 7.07% 02/01/28 — —
OBX Trust 2025-NQM16, 5.06% due 08/25/65 6.06% 09/01/29 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2024-NQM9, 6.28% due 01/25/64 7.46% 06/01/28 — —
OBX Trust 2024-NQM5, 6.39% due 01/25/64 7.39% 03/01/28 — —
OBX Trust 2025-NQM3, 5.95% due 12/01/64 6.95% 02/01/29 — —
OBX Trust 2025-NQM10, 5.71% due 05/25/65 6.71% 05/01/29 — —
OBX Trust 2024-NQM11, 6.23% due 06/25/64 7.18% 07/01/28 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 245
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
OBX Trust 2025-NQM13, 5.61% due 05/25/65 6.61% 07/01/29 — —
OBX Trust 2024-NQM17, 5.86% due 11/25/64 6.86% 11/01/28 — —
OBX Trust 2024-NQM15, 5.72% due 10/25/64 6.72% 10/01/28 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2026-NQM9, 5.52% due 04/25/66 6.52% 06/01/30 — —
OBX Trust 2025-NQM1, 5.70% due 12/25/64 6.70% 12/01/28 — —
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28 — —
OBX Trust 2023-NQM9, 7.66% due 10/25/63 8.66% 01/01/27 — —
OBX Trust 2026-NQM9, 5.62% due 04/25/66 6.62% 06/01/30 — —
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29 — —
OBX Trust 2024-NQM8, 6.44% due 05/25/64 7.44% 05/01/28 — —
OBX Trust 2025-NQM3, 5.85% due 12/01/64 6.85% 02/01/29 — —
OBX Trust 2024-NQM6, 6.70% due 02/25/64 7.70% 04/01/28 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2024-NQM2, 6.18% due 12/25/63 7.18% 01/01/28 — —
OBX Trust 2024-NQM3, 6.43% due 12/25/63 7.43% 02/01/28 — —
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28 — —
OBX Trust 2024-NQM8, 6.59% due 05/25/64 7.59% 05/01/28 — —
OBX Trust 2024-NQM9, 6.44% due 01/25/64 7.66% 06/01/28 — —
OBX Trust 2024-NQM11, 6.13% due 06/25/64 7.08% 07/01/28 — —
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28 — —
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2024-NQM3, 6.13% due 12/25/63 7.13% 02/01/28 — —
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28 — —
OBX Trust 2025-NQM16, 5.21% due 08/25/65 6.21% 09/01/29 — —
OBX Trust 2024-NQM5, 6.29% due 01/25/64 7.29% 03/01/28 — —
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28 — —
OBX Trust 2024-NQM4, 6.22% due 01/25/64 7.22% 02/01/28 — —
OBX Trust 2024-NQM11, 5.88% due 06/25/64 6.83% 07/01/28 — —
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28 — —
OBX Trust 2024-NQM17, 6.02% due 11/25/64 7.02% 11/01/28 — —
OBX Trust 2024-NQM4, 6.32% due 01/25/64 7.32% 02/01/28 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
OBX Trust 2024-NQM3, 6.33% due 12/25/63 7.33% 02/01/28 — —
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
PRPM LLC 2023-RCF1, 4.00% due 06/25/53 5.00% 06/25/27 — —
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28 — —
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44 7.30% 05/01/28 — —
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28 — —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —
Saluda Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 09/25/65 6.16% 09/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.29% due 10/25/65 6.29% 10/01/29 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Verus Securitization Trust 2025-1, 5.77% due 01/25/70 6.77% 01/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29 — —
Verus Securitization Trust 2025-5, 5.58% due 06/25/70 6.58% 06/01/29 — —
Verus Securitization Trust 2025-5, 5.68% due 06/25/70 6.68% 06/01/29 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2024-5, 6.65% due 06/25/69 7.65% 06/01/28 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
246 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Verus Securitization Trust 2024-9, 5.69% due 11/25/69 6.69% 12/01/28 — —
Verus Securitization Trust 2024-1, 6.12% due 01/25/69 7.12% 01/01/28 — —
Verus Securitization Trust 2023-7, 7.42% due 10/25/68 8.42% 10/01/27 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2025-1, 5.98% due 01/25/70 6.98% 01/01/29 — —
Verus Securitization Trust 2024-5, 6.45% due 06/25/69 7.45% 06/01/28 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Vista Point Securitization Trust 2024-CES3, 5.68% due
01/25/55 6.68% 12/01/28 — —
Vista Point Securitization Trust 2024-CES2, 5.25% due
10/25/54 6.25% 09/01/28 — —
Vista Point Securitization Trust 2024-CES1, 6.68% due
05/25/54 7.67% 04/01/28 — —
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 435 $ — $ — $ — $ (188) $ 247 532 $ —
Private Funds
FTAI Aircraft Leasing
Offshore SPV, LP* 29,785,310 9,625,000 (1,925,000) 119,420 2,016,799 39,621,529 — —
Exchange-Traded
Funds
Guggenheim Ultra Short
Income ETF — 30,130,801 — (20) (34,959) 30,095,822 600,419 1,558,636
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 138,038,569 4,843,041 — — (1,262,809) 141,618,801 5,787,446 942,995
Guggenheim Strategy
Fund III 56,120,270 2,144,796 — — (367,769) 57,897,297 2,335,510 796,800
Guggenheim Ultra
Short Duration Fund —
Institutional Class 31,836,949 1,052,845 — — (32,764) 32,857,030 3,266,106 1,295,345

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
June 30, 2026
| 247
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Guggenheim Strategy
Fund II $ 29,164,595 $ 1,025,731 $ (30,130,801) $ — $ (59,525) $ — — $ 4,087,646
$ 284,946,128 $ 48,822,214 $ (32,055,801) $ 119,400 $ 258,785 $ 302,090,726 $ 8,681,422
* Non-income producing security.

248 |
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ULTRA SHORT DURATION FUND
June 30, 2026
A
A A SHARES VALUE
EXCHANGE-TRADED FUNDS
(a)
- 9.2%
SPDR S&P 500 ETF Trust
40,000 $ 29,870,800
iShares Core S&P 500 ETF
(b)
38,000 28,457,820
Guggenheim Securitized
Income ETF
(c)
37,800 1,899,458
Total Exchange-Traded Funds
(Cost $53,335,867) 60,228,078
MONEY MARKET FUNDS
(a)
- 7.2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
45,722,674 45,722,674
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(d)
1,475,029 1,475,029
Total Money Market Funds
(Cost $47,197,703) 47,197,703
FACE
AMOUNT
ASSET-BACKED SECURITIES - 27.0%
COLLATERALIZED LOAN OBLIGATIONS - 18.6%
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,(e)
$ 10,750,000 10,744,107
Eldridge CLO Ltd.
2025-1A A1, 5.01% (3 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
10/20/38
◊,(e)
5,500,000 5,508,229
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(e)
5,500,000 5,507,378
FS Rialto
2021-FL3 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,(e)
5,500,000 5,496,924
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(e)
5,250,000 5,248,016
Hlend CLO LLC
2026-5A A1, 5.06% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/15/39
◊,(e)
2,000,000 1,992,706
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,(e)
1,250,000 1,249,514
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,(e)
$ 1,050,000 $ 1,047,850
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(e)
900,000 899,394
PFP Ltd.
2026-14 AS, 5.25% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
12/18/43
◊,(e)
1,750,000 1,748,454
2025-12 A, 5.13% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,(e)
1,500,000 1,503,117
2026-13 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(e)
1,400,000 1,401,140
Cerberus Loan Funding XLVIII
LLC
2024-4A C, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/15/36
◊,(e)
2,700,000 2,700,017
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(e)
1,700,000 1,702,371
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(e)
2,500,000 2,497,559
2025-2A A2, 5.33% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/16/37
◊,(e)
1,300,000 1,299,833
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(e)
3,204,436 3,205,405
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(e)
2,150,000 2,147,853
2020-49A A2R2, 5.36%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,(e)
1,000,000 999,950
BSPDF Issuer LLC
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(e)
1,450,000 1,452,045
2025-FL2 A, 5.15% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,(e)
1,250,000 1,252,904

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 249
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(e)
$ 2,700,000 $ 2,697,046
Madison Park Funding LXV Ltd.
2025-65A B, 5.38% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,(e)
2,500,000 2,506,050
JCP Direct Lending CLO LLC
2023-1A A1R, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(e)
2,500,000 2,499,887
Golub Capital Partners CLO
46M Ltd.
2019-46AR BR2 due
04/20/37
(e),(f)
2,450,000 2,450,000
Greystone CRE Notes LLC
2025-FL4 A, 5.11% (1 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/43
◊,(e)
2,250,000 2,251,890
Owl Rock CLO IX LLC
2022-9A AR, 5.21% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
11/22/37
◊,(e)
2,250,000 2,249,506
Golub Capital Partners CLO
83M
2025-83A A1, 5.05% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
11/09/38
◊,(e)
2,200,000 2,198,507
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,(e)
2,010,965 2,007,086
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(e)
2,001,059 2,002,257
LoanCore Issuer LLC
2025-CRE9 A, 5.09% (1
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 08/18/42
◊,(e)
2,000,000 1,999,991
Owl Rock CLO XXII LLC
2025-22A A, 5.15% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(e)
2,000,000 1,999,003
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(e)
2,000,000 1,998,001
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
Owl Rock CLO XXI LLC
2025-21A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
07/24/34
◊,(e)
$ 1,960,566 $ 1,959,398
Cerberus Loan Funding XLIV
LLC
2023-5AR A1R due
01/15/36
(e),(f)
1,850,000 1,850,000
Madison Park Funding LIII Ltd.
2022-53A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,(e)
1,750,000 1,752,021
Golub Capital Partners CLO
69M
2023-69A BR, 5.35% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,(e)
1,750,000 1,745,702
Cerberus Loan Funding 53 LLC
2025-4A A, 5.15% (3 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/38
◊,(e)
1,550,000 1,550,280
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,(e)
1,400,000 1,399,743
D2 Multifamily Credit Issuer Ltd.
2026-FL1 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/19/43
◊,(e)
800,000 799,664
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(e)
600,000 599,997
Acrec LLC
2026-FL4 AS, 5.24% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,(e)
1,400,000 1,399,461
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,(e)
1,400,000 1,399,406
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,(e)
1,350,000 1,350,076
Owl Rock CLO VII LLC
2022-7A AR, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,(e)
1,350,000 1,349,122

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
250 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,(e)
$ 1,300,000 $ 1,301,300
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(e)
900,000 899,915
2013-16A A2R3, 5.40%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,(e)
400,000 400,048
Cerberus Loan Funding 52 LLC
2025-3A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,(e)
1,291,000 1,291,969
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(e)
1,071,741 1,072,407
AGL CLO 42 Ltd.
2025-42A B, 5.31% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,(e)
1,000,000 1,002,243
CIFC Funding Ltd.
2022-1A B, 5.48% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
04/17/35
◊,(e)
500,000 500,492
2022-1AR BR due
07/17/41
(e),(f)
500,000 500,000
BDS LLC
2025-FL15 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,(e)
1,000,000 1,000,371
Dwight Issuer LLC
2026-FL2 AS, 5.25% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/18/44
◊,(e)
1,000,000 1,000,000
STWD Ltd.
2021-FL2 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.80%) due
04/18/38
◊,(e)
1,000,000 999,097
Madison Park Funding LVIII Ltd.
2024-58AR BR due
04/25/37
(e),(f)
950,000 950,000
TRTX Issuer Ltd.
2025-FL6 A, 5.17% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,(e)
900,000 902,077
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
BSPRT Issuer LLC
2025-FL12 A, 5.02% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/17/43
◊,(e)
$ 900,000 $ 899,409
Neuberger Berman CLO 32R
Ltd.
2019-32RA A, 4.99% (3
Month Term SOFR +
1.31%, Rate Floor: 1.31%)
due 07/20/39
◊,(e)
500,000 500,948
2019-32RA B, 5.33% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,(e)
300,000 301,144
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(e)
750,000 751,147
GS REFT Issuer Ltd.
2026-FL1 A, 5.14% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/19/43
◊,(e)
700,000 701,293
ACREC LLC
2026-FL5 AS, 5.10% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/18/43
◊,(e)
650,000 650,000
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,(e)
550,000 550,218
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,(e)
550,000 549,450
VMC Finance LLC
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(e)
250,000 250,097
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(e)
250,000 249,837
INCREF LLC
2026-FL3 AS, 5.30% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/19/44
◊,(e)
200,000 199,912

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 251
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.6% (continued)
FS Rialto Issuer LLC
2025-FL10 AS, 5.23% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,(e)
$ 150,000 $ 149,820
Total Collateralized Loan Obligations 121,192,054
TRANSPORT-CONTAINER - 1.5%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
(e)
4,014,687 3,700,945
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
(e)
2,457,000 2,461,180
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
(e)
1,204,000 1,132,389
2020-1A, 2.73% due
08/21/45
(e)
294,857 284,853
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(e)
1,362,060 1,258,451
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
(e)
995,958 996,787
Total Transport-Container 9,834,605
SINGLE FAMILY RESIDENCE - 1.5%
STAR Trust
2026-SFR7, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,(e)
2,840,000 2,845,768
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(e)
2,750,000 2,748,281
FirstKey Homes Trust
2021-SFR1, 2.19% due
08/17/38
(e)
1,900,000 1,891,301
2022-SFR1, 4.64% due
05/19/39
(e)
525,000 521,287
Tricon Residential Trust
2025-SFR1, 4.73% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,(e)
982,378 982,375
2025-SFR2, 5.42% due
08/17/44
(e)
799,165 785,901
Total Single Family Residence 9,774,913
NET LEASE - 1.5%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
(e)
5,103,138 4,541,788
CARS-DB7, LP
2023-1A, 5.75% due
09/15/53
(e)
2,035,575 2,040,737
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
NET LEASE - 1.5% (continued)
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
(e)
$ 2,120,507 $ 1,233,310
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
(e)
1,171,354 1,167,597
Store Master Funding LLC
2025-1A, 4.95% due
10/20/55
(e)
797,000 774,926
Total Net Lease 9,758,358
WHOLE BUSINESS - 1.3%
Domino's Pizza Master Issuer
LLC
2018-1A, 4.33% due
07/25/48
(e)
4,254,275 4,234,943
Taco Bell Funding LLC
2021-1A, 1.95% due
08/25/51
(e)
3,193,125 3,136,198
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
(e)
1,329,750 1,291,447
Total Whole Business 8,662,588
INFRASTRUCTURE - 1.1%
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
(e)
2,150,000 2,101,057
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(e)
1,586,000 1,586,757
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
(e)
1,350,000 1,325,152
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
(e)
1,300,000 1,289,000
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
(e)
700,000 680,244
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(e)
500,000 504,600
Total Infrastructure 7,486,810
FINANCIAL - 0.8%
Station Place Securitization
Trust
2025-SP2, 4.80% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,(e),(g)
2,700,000 2,700,000
2025-SP1, 4.95% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,(e),(g)
900,000 900,000
2024-SP2, 5.32% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,(e),(g)
900,000 900,000

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
252 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
FINANCIAL - 0.8% (continued)
HarbourVest Partners LLC
6.28% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,(g)
$ 443,718 $ 439,321
Total Financial 4,939,321
TRANSPORT-AIRCRAFT - 0.4%
Slam Ltd.
2021-1A, 2.43% due
06/15/46
(e)
1,024,950 973,712
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(g)
722,967 738,002
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(e)
645,392 642,852
Total Transport-Aircraft 2,354,566
AUTOMOTIVE - 0.2%
Avis Budget Rental Car Funding
AESOP LLC
2026-3A, 5.21% due
04/20/31
(e)
1,600,000 1,596,626
COLLATERALIZED DEBT OBLIGATIONS - 0.1%
Project Indigo
6.01% due 03/31/32
(g)
400,391 400,391
UNSECURED CONSUMER LOANS - 0.0%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
(e)
256,353 254,353
Total Asset-Backed Securities
(Cost $178,525,690) 176,254,585
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
Verus Securitization Trust
2026-3, 5.18% due
03/25/71
(e),(h)
2,150,975 2,129,509
2021-5, 1.37% (WAC) due
09/25/66
◊,(e)
1,427,042 1,235,157
2021-6, 1.89% (WAC) due
10/25/66
◊,(e)
1,257,343 1,101,664
2025-7, 5.13% due
08/25/70
(e),(h)
836,164 832,273
2025-1, 5.62% (WAC) due
01/25/70
◊,(e)
714,166 716,000
2025-2, 5.31% due
03/25/70
(e),(h)
709,701 709,669
2021-4, 1.35% (WAC) due
07/25/66
◊,(e)
681,150 580,161
2024-9, 5.89% due
11/25/69
(e),(h)
351,821 352,146
2021-3, 1.44% (WAC) due
06/25/66
◊,(e)
374,512 331,846
2025-5, 5.43% due
06/25/70
(e),(h)
189,161 189,676
OBX Trust
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,(e)
1,397,000 1,389,631
2025-NQM16, 4.91% (WAC)
due 08/25/65
◊,(e)
1,013,053 1,004,870
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
(continued)
2025-NQM13, 5.44% (WAC)
due 05/25/65
◊,(e)
$ 905,007 $ 905,306
2026-NQM9, 5.52% due
04/25/66
(e),(h)
850,000 847,765
2025-J3, 5.00% (WAC) due
10/25/55
◊,(e)
766,399 758,509
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,(e)
684,682 685,559
2024-NQM18, 5.87% due
10/25/64
(e),(h)
591,977 591,992
2026-NQM5, 5.32% (WAC)
due 01/25/66
◊,(e)
575,461 574,228
2025-R1, 5.09% due
09/25/62
(e),(h)
373,481 368,246
2025-NQM10, 5.45% due
05/25/65
(e),(h)
351,922 352,303
2025-NQM2, 5.75% due
11/25/64
(e),(h)
323,053 323,326
PRPM LLC
2026-3, 5.96% due
04/25/31
(e),(h)
2,158,234 2,155,559
2025-7, 5.50% due
08/25/30
(e),(h)
1,040,193 1,035,885
2025-8, 5.39% due
10/25/30
(e),(h)
972,438 966,718
2025-RCF3, 5.25% due
07/25/55
(e),(h)
834,264 830,359
2026-1, 5.19% due 02/25/31
(e)
798,386 788,275
2025-6, 5.77% due
08/25/28
(e),(h)
648,645 646,524
2026-2, 5.09% due
02/25/31
(e),(h)
483,332 476,477
2025-5, 5.73% due
07/25/30
(e),(h)
297,848 296,722
FIGRE Trust
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(e)
1,508,457 1,510,551
2026-HE2, 5.05% (WAC) due
01/25/56
◊,(e)
1,339,472 1,319,257
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(e)
1,080,756 1,084,025
2025-PF2, 5.02% (WAC) due
10/25/55
◊,(e)
834,203 820,431
2025-HE6, 5.04% (WAC) due
09/25/55
◊,(e)
726,003 716,829
2026-HE1, 4.98% (WAC) due
01/25/56
◊,(e)
451,498 445,054
2025-HE1, 5.83% (WAC) due
01/25/55
◊,(e)
352,704 355,543
Legacy Mortgage Asset Trust
2021-GS4, 5.65% due
11/25/60
(e)
1,862,961 1,864,584
2021-GS3, 5.75% due
07/25/61
(e)
1,794,468 1,796,678
2021-GS2, 5.75% due
04/25/61
(e)
816,417 816,983
2021-GS5, 6.25% due
07/25/67
(e)
616,410 617,015
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
(e),(h)
1,724,027 1,722,583

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 253
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
(continued)
2025-NQM3, 5.55% due
05/25/70
(e),(h)
$ 1,070,877 $ 1,070,461
2025-INV3, 6.00% (WAC) due
08/25/55
◊,(e)
905,277 907,962
2025-NQM2, 5.60% due
04/25/70
(e),(h)
850,281 851,139
2026-NQM3, 5.61% due
04/25/71
(e),(h)
447,199 445,640
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(e)
4,851,940 4,855,903
BRAVO Residential Funding
Trust
2024-NQM1, 5.94% due
12/01/63
(e),(h)
1,402,069 1,403,496
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,(e)
1,018,936 1,019,560
2025-CES1, 5.70% due
02/25/55
(e),(h)
771,149 773,087
2025-CES2, 4.96% due
07/26/55
(e),(h)
407,216 404,092
2024-NQM5, 6.16% due
06/25/64
(e),(h)
396,310 397,158
2025-NQM8, 5.08% due
06/25/65
(e),(h)
399,378 396,381
2025-NQM1, 5.81% due
12/25/64
(e),(h)
343,004 343,308
Towd Point Mortgage Trust
2025-1, 4.80% (WAC) due
06/25/65
◊,(e)
2,184,538 2,198,834
2025-FIX1, 4.97% due
09/25/65
(e),(h)
1,175,701 1,165,654
2025-CES4, 5.09% due
10/25/65
(e),(h)
634,514 628,796
2026-CES1, 4.96% due
01/25/66
(e),(h)
232,882 230,904
2017-6, 2.75% (WAC) due
10/25/57
◊,(e)
85,148 84,271
2018-2, 3.25% (WAC) due
03/25/58
◊,(e)
65,952 65,518
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,(e)
3,123,979 3,116,207
2025-1, 6.00% (WAC) due
01/25/55
◊,(e)
958,595 960,431
2025-6, 5.50% (WAC) due
07/25/55
◊,(e)
219,504 219,163
RCKT Mortgage Trust
2025-CES6, 5.47% due
06/25/55
(e),(h)
1,016,812 1,017,548
2026-CES4, 5.23% due
04/25/56
(e),(h)
880,655 877,110
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,(e)
764,033 760,823
2025-CES7, 5.48% due
07/25/55
(e),(h)
709,689 709,082
2025-CES5, 5.69% due
05/25/55
(e),(h)
511,604 513,527
2025-CES7, 5.38% due
07/25/55
(e),(h)
354,845 354,883
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
(continued)
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(e)
$ 2,093,314 $ 2,106,139
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,(e)
1,413,326 1,413,549
2025-INV7, 6.00% (WAC) due
06/25/56
◊,(e)
379,311 380,360
HOMES Trust
2025-AFC3, 4.93% (WAC)
due 08/25/60
◊,(e)
1,321,863 1,308,909
2025-AFC2, 5.47% due
06/25/60
(e),(h)
1,145,361 1,144,895
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,(e)
668,365 669,061
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,(e)
610,978 608,179
GS Mortgage-Backed Securities
Trust
2026-NQM4, 5.46% (WAC)
due 06/25/66
◊,(e)
1,550,512 1,544,301
2025-HE1, 5.18% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,(e)
1,293,058 1,297,965
2025-NQM3, 5.14% due
11/25/65
(e),(h)
588,918 586,140
2020-NQM1, 1.38% (WAC)
due 09/27/60
◊,(e)
145,594 141,309
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due
02/25/70
◊,(e)
1,381,613 1,385,782
2025-H6, 5.18% (WAC) due
07/25/70
◊,(e)
973,093 968,181
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,(e)
954,900 948,023
NYMT Loan Trust
2025-INV2, 5.00% (WAC) due
10/25/60
◊,(e)
2,423,577 2,403,968
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(e)
830,663 797,939
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(e)
3,218,335 3,028,786
JP Morgan Mortgage Trust
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,(e)
2,441,046 2,405,804
2025-1, 6.00% (WAC) due
06/25/55
◊,(e)
578,107 579,450
LHOME Mortgage Trust
2024-RTL5, 5.32% due
09/25/39
(e),(h)
1,950,000 1,951,888
2025-RTL3, 5.24% due
08/25/40
(e),(h)
750,000 749,323
CSMC Trust
2021-NQM8, 2.41% (WAC)
due 10/25/66
◊,(e)
1,160,705 1,019,455
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,(e)
935,369 932,312
2020-NQM1, 2.21% due
05/25/65
(e),(g)
397,859 379,501

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
254 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
(continued)
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(e)
$ 933,249 $ 934,168
2020-1A, 3.50% (WAC) due
10/25/59
◊,(e)
698,619 649,386
2018-2A, 3.50% (WAC) due
02/25/58
◊,(e)
373,585 353,863
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,(e)
1,000,528 999,298
2026-1, 5.00% (WAC) due
01/25/56
◊,(e)
532,566 526,076
2025-1, 5.50% (WAC) due
02/25/55
◊,(e)
391,348 390,815
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.38% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,(e)
1,026,446 1,032,497
2025-RRTL1, 5.32% due
10/25/40
(e),(h)
800,000 792,991
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,(e)
1,710,240 1,775,942
Vista Point Securitization Trust
2026-CES2, 5.42% due
05/25/56
(e),(h)
1,420,653 1,420,658
2025-CES1, 5.81% due
04/25/55
(e),(h)
241,179 241,718
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due
12/25/66
◊,(e)
1,069,759 959,254
2023-1, 4.75% due
09/26/67
(e),(h)
640,981 637,613
EFMT
2025-CES4, 5.43% due
06/25/60
(e),(h)
1,272,987 1,272,545
CIM Trust
2026-R1, 4.75% due
12/25/65
(e),(h)
1,241,732 1,218,581
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,(e)
1,161,952 1,159,012
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.39% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
916,111 898,007
Figre
2026-FL2, 5.52% (WAC) due
06/25/56
◊,(e)
850,000 849,215
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
(e),(h)
805,344 794,670
Aspire Mortgage Trust
2026-3, 5.46% due 05/25/66
(e)
600,000 600,516
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
(continued)
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(e),(h)
$ 600,000 $ 596,989
COLT Mortgage Loan Trust
2025-3, 5.35% due
03/25/70
(e),(h)
529,139 528,245
Soundview Home Loan Trust
2006-OPT5, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
454,207 445,844
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(e),(h)
433,388 432,010
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due
03/27/62
◊,(e)
353,277 323,387
Ellington Financial Mortgage
Trust
2020-2, 1.49% (WAC) due
10/25/65
◊,(e),(g)
155,239 147,055
2020-2, 1.64% (WAC) due
10/25/65
◊,(e),(g)
89,424 84,802
Mill City Securities Ltd.
2024-RS2, 3.00% due
08/01/69
(e),(h)
79,916 76,274
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,(e),(g)
28,178 26,977
Total Residential Mortgage-Backed Securities 110,936,453
GOVERNMENT AGENCY - 7.7%
Freddie Mac
5.00% due 12/25/51 10,829,754 10,745,709
5.00% due 07/25/55 3,952,905 3,969,003
5.50% due 12/25/51 2,458,305 2,459,659
5.00% due 11/25/51 2,096,090 2,085,594
5.00% due 04/25/53 1,836,420 1,819,565
5.00% due 10/25/51 1,817,043 1,811,016
5.50% due 04/25/51 1,362,679 1,383,675
5.50% due 07/25/53 1,294,328 1,297,741
5.00% due 03/25/52 1,206,570 1,196,280
5.25% due 04/25/53 918,618 919,122
5.00% due 02/25/52 741,015 736,769
Fannie Mae
5.00% due 01/25/53 2,616,311 2,599,524
5.00% due 09/25/55 2,478,631 2,458,542
5.00% due 10/25/51 2,248,869 2,244,583
5.00% due 02/25/54 2,143,752 2,119,877
5.00% due 06/25/53 2,069,233 2,055,364
5.50% due 11/25/51 1,922,678 1,936,990
5.00% due 11/25/53 1,715,626 1,707,882
5.50% due 12/25/50 1,092,244 1,100,079
5.00% due 05/25/52 874,442 867,767
Ginnie Mae
4.50% due 02/20/56 2,786,291 2,694,791
5.25% due 03/20/52 1,568,418 1,573,265
5.00% due 01/20/55 909,370 896,331
Total Government Agency 50,679,128

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 255
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.53% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,(e)
$ 2,700,000 $ 2,354,020
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(e)
1,950,000 1,951,828
WMRK Commercial Mortgage
Trust
2022-WMRK, 7.06% (1 Month
Term SOFR + 3.44%,
Rate Floor: 3.44%) due
11/15/27
◊,(e)
1,836,963 1,838,111
MILE Trust
2025-STNE, 5.13% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,(e)
1,350,000 1,357,457
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(e)
1,500,000 1,301,235
MHP
2022-MHIL, 4.89% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
01/15/39
◊,(e)
1,200,000 1,199,625
VDCM Commercial Mortgage
Trust
2025-AZ, 5.23% (WAC) due
07/13/44
◊,(e)
700,000 693,057
Citigroup Commercial Mortgage
Trust
2019-GC41, 1.13% (WAC)
due 08/10/56
◊,( i )
22,382,656 561,704
Benchmark Mortgage Trust
2019-B14, 0.88% (WAC) due
12/15/62
◊,( i )
29,704,661 509,753
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/27/40
(e)
477,486 471,728
Morgan Stanley Capital I Trust
2018-H3, 0.94% (WAC) due
07/15/51
◊,( i )
28,039,278 355,530
Life Mortgage Trust
2021-BMR, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
03/15/38
◊,(e)
261,660 259,388
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.74% (WAC) due
06/15/51
◊,( i )
19,398,874 166,293
Total Commercial Mortgage-Backed Securities 13,019,729
Total Collateralized Mortgage Obligations
(Cost $177,726,214) 174,635,310
A
AA
FACE
AMOUNT VALUE
CORPORATE BONDS - 17.1%
FINANCIAL - 9.6%
Barclays plc
4.22% due 05/24/30
(j)
$ 2,450,000 $ 2,408,471
4.48% due 11/11/29
(j)
1,350,000 1,340,593
4.94% due 09/10/30
(j)
850,000 851,481
Brighthouse Financial Global
Funding
5.55% due 04/09/27
(e)
3,900,000 3,923,620
AEGON Funding Co. LLC
5.50% due 04/16/27
(e)
3,750,000 3,773,994
BNP Paribas S.A.
4.89% due 06/30/30
(e),(j)
3,200,000 3,199,558
Macquarie Group Ltd.
3.76% due 11/28/28
(e),(j)
2,753,000 2,716,662
Enstar Group Ltd.
4.95% due 06/01/29 2,700,000 2,689,905
Jackson National Life Global
Funding
4.80% due 04/09/29
(e)
1,400,000 1,391,823
4.70% due 06/05/28
(e)
1,300,000 1,295,586
Societe Generale S.A.
5.52% due 01/19/28
(e),(j)
1,300,000 1,306,329
5.05% (SOFR + 1.42%) due
05/22/29
◊,(e)
1,200,000 1,211,669
Lloyds Banking Group plc
5.09% due 11/26/28
(j)
2,300,000 2,315,781
American National Group, Inc.
5.00% due 06/15/27 2,150,000 2,153,555
CNO Global Funding
5.88% due 06/04/27
(e)
1,660,000 1,678,630
4.88% due 12/10/27
(e)
450,000 450,149
HSBC Holdings plc
5.13% due 11/19/28
(j)
2,100,000 2,113,894
F&G Global Funding
5.88% due 01/16/30
(e)
2,000,000 2,021,301
Nationwide Building Society
4.65% due 07/14/29
(e),(j)
2,000,000 1,999,227
BPCE S.A.
5.72% due 01/18/30
(e),(j)
1,800,000 1,835,886
Fortitude Global Funding
4.63% due 10/06/28
(e)
1,750,000 1,731,067
Starwood Property Trust, Inc.
5.25% due 10/15/28
(e)
1,000,000 995,439
5.88% due 08/15/29
(e)
500,000 501,495
Lincoln Financial Global
Funding
4.63% due 05/28/28
(e)
900,000 899,381
4.20% due 01/12/29
(e)
450,000 443,722
Athene Global Funding
5.03% due 07/17/30
(e)
1,350,000 1,337,830
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 1,350,000 1,332,354
Gabx Leasing LLC
4.63% due 04/15/31
(e)
1,350,000 1,331,152
Protective Life Corp.
4.70% due 01/15/31
(e)
1,350,000 1,330,792

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
256 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
CORPORATE BONDS - 17.1% (continued)
FINANCIAL - 9.6% (continued)
Blue Owl Capital GP Stakes
IV B
4.88% due 10/30/28
(g)
$ 1,350,000 $ 1,315,509
Santander UK Group Holdings
plc
4.86% due 09/11/30
(j)
1,300,000 1,298,977
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/01/29
(e)
1,300,000 1,275,993
LPL Holdings, Inc.
5.70% due 05/20/27 1,200,000 1,209,130
OneMain Finance Corp.
3.50% due 01/15/27 1,150,000 1,140,131
Standard Chartered plc
5.55% due 01/21/29
(e),(j)
1,000,000 1,011,867
Citigroup, Inc.
4.81% (SOFR + 1.17%) due
09/11/31
◊
1,000,000 1,008,468
United Wholesale Mortgage
LLC
5.75% due 06/15/27
(e)
1,000,000 990,271
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
(e)
700,000 675,897
NatWest Group plc
4.73% (SOFR + 1.10%) due
05/23/29
◊
650,000 654,063
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
(e)
500,000 492,816
UWM Holdings LLC
6.25% due 03/15/31
(e)
500,000 445,612
Encore Capital Group, Inc.
6.63% due 04/15/31
(e)
250,000 252,875
Total Financial 62,352,955
CONSUMER, NON-CYCLICAL - 2.0%
Mobility Global, Inc.
5.05% due 06/15/29
(e)
3,025,000 3,030,203
HCA, Inc.
5.00% due 03/01/28 2,250,000 2,262,493
Element Fleet Management
Corp.
4.80% due 05/29/29
(e)
1,600,000 1,596,058
Global Payments, Inc.
4.55% due 03/15/28 1,500,000 1,493,204
Williams Scotsman, Inc.
4.63% due 08/15/28
(e)
1,400,000 1,387,436
Avantor Funding, Inc.
4.63% due 07/15/28
(e)
1,400,000 1,385,304
Medline Borrower, LP
3.88% due 04/01/29
(e)
840,000 815,757
U.S. Foods, Inc.
7.25% due 01/15/32
(e)
550,000 570,744
Icon Investments Six DAC
5.85% due 05/08/29 200,000 204,360
Total Consumer, Non-cyclical 12,745,559
A
AA
FACE
AMOUNT VALUE
CORPORATE BONDS - 17.1% (continued)
TECHNOLOGY - 1.6%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 $ 4,300,000 $ 4,265,218
Microchip Technology, Inc.
4.90% due 03/15/28 2,200,000 2,210,977
SS&C Technologies, Inc.
5.50% due 09/30/27
(e)
1,550,000 1,549,750
Salesforce, Inc.
4.65% due 03/15/29 1,400,000 1,399,275
Oracle Corp.
4.45% due 09/26/30 1,400,000 1,351,512
Total Technology 10,776,732
CONSUMER, CYCLICAL - 1.1%
LG Energy Solution Ltd.
5.25% due 04/02/28
(e)
1,000,000 1,005,809
5.38% due 07/02/29 450,000 454,710
5.00% due 04/02/29
(e)
300,000 300,341
Polaris, Inc.
6.95% due 03/15/29 1,300,000 1,363,266
Carnival Corp.
5.13% due 05/01/29
(e)
1,300,000 1,297,989
Newell Brands, Inc.
8.50% due 06/01/28
(e)
950,000 992,530
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
(e)
700,000 686,843
VOC Escrow Ltd.
5.00% due 02/15/28
(e)
650,000 649,195
Lithia Motors, Inc.
5.50% due 10/01/30
(e)
300,000 296,297
Total Consumer, Cyclical 7,046,980
INDUSTRIAL - 0.9%
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
(e)
1,400,000 1,431,268
TD SYNNEX Corp.
4.30% due 01/17/29 1,400,000 1,382,522
GXO Logistics, Inc.
6.25% due 05/06/29 1,300,000 1,343,916
Berry Global, Inc.
1.65% due 01/15/27 1,100,000 1,083,471
Jabil, Inc.
4.25% due 05/15/27 600,000 599,368
TransDigm , Inc.
6.88% due 12/15/30
(e)
22,000 22,609
Total Industrial 5,863,154
ENERGY - 0.8%
Targa Resources Corp.
4.35% due 01/15/29 1,350,000 1,339,750
Cheniere Energy Partners, LP
4.50% due 10/01/29 1,300,000 1,291,341
DT Midstream, Inc.
4.13% due 06/15/29
(e)
1,300,000 1,274,024
CVR Energy, Inc.
5.75% due 02/15/28
(e)
640,000 638,541

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 257
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
CORPORATE BONDS - 17.1% (continued)
ENERGY - 0.8% (continued)
Sunoco, LP
4.50% due 10/01/29
(e)
$ 370,000 $ 359,339
Buckeye Partners, LP
3.95% due 12/01/26 80,000 79,495
Total Energy 4,982,490
UTILITIES - 0.5%
NextEra Energy Capital
Holdings, Inc.
4.69% due 09/01/27 1,800,000 1,804,119
NRG Energy, Inc.
4.45% due 06/15/29
(e)
1,300,000 1,280,464
Pinnacle West Capital Corp.
4.90% due 05/15/28 450,000 451,588
Total Utilities 3,536,171
COMMUNICATIONS - 0.5%
Space Exploration Technologies
Corp.
5.35% due 07/15/31
(e)
1,520,000 1,516,040
NTT Finance Corp.
4.62% due 07/16/28
(e)
1,350,000 1,346,753
Match Group Holdings II LLC
4.13% due 08/01/30
(e)
632,000 594,811
Total Communications 3,457,604
BASIC MATERIALS - 0.1%
Compass Minerals International,
Inc.
8.00% due 07/01/30
(e)
550,000 580,030
Total Corporate Bonds
(Cost $111,779,038) 111,341,675
REPURCHASE AGREEMENTS
(k)
- 12.3%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 26,556,935 26,556,935
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 22,130,779 22,130,779
BNP Paribas issued 06/30/26 at
3.62% due 07/01/26 19,917,701 19,917,701
Bank of Montreal issued
06/30/26 at 3.61% due
07/01/26 11,508,005 11,508,005
Total Repurchase Agreements
(Cost $80,113,420) 80,113,420
SENIOR FLOATING RATE INTERESTS - 1.2%
FINANCIAL - 0.3%
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
1,129,346 1,118,143
Outfront Media Capital LLC
5.40% (1 Month Term SOFR
+ 1.75%) due 09/24/32
◊
400,000 399,300
A
AA
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 1.2% (continued)
FINANCIAL - 0.3% (continued)
CPI Holdco B LLC
5.64% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
$ 148,864 $ 148,197
Total Financial 1,665,640
CONSUMER, CYCLICAL - 0.2%
Bombardier Produits Récréatifs ,
Inc.
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/13/29
◊
843,625 842,689
Peer Holding III BV
5.98% (3 Month Term SOFR
+ 2.25%) due 10/14/32
◊
598,500 598,374
Total Consumer, Cyclical 1,441,063
CONSUMER, NON-CYCLICAL - 0.2%
Option Care Health, Inc.
5.39% (1 Month Term SOFR
+ 1.75%) due 09/16/32
◊
694,750 695,097
Corpay Technologies Operating
Co. LLC
5.39% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
696,503 694,386
Total Consumer, Non-cyclical 1,389,483
ENERGY - 0.2%
Colossus Acquireco LLC
5.37% (3 Month Term SOFR
+ 1.75%) due 07/30/32
◊
648,371 643,781
Buckeye Partners, LP
5.39% (1 Month Term SOFR
+ 1.75%) due 11/22/32
◊
495,418 496,706
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
121,887 121,865
Total Energy 1,262,352
BASIC MATERIALS - 0.1%
Novelis Holdings, Inc.
5.48% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
643,484 641,714
COMMUNICATIONS - 0.1%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
637,500 637,443
INDUSTRIAL - 0.1%
TransDigm , Inc.
5.89% (1 Month Term SOFR
+ 2.25%) due 03/22/30
◊
347,375 347,396
UTILITIES - 0.0%
Meade Pipeline Co. LLC
5.68% (3 Month Term SOFR
+ 2.00%) due 09/22/32
◊
250,000 249,875
Total Senior Floating Rate Interests
(Cost $7,646,470) 7,634,966

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
258 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
AA
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 0.4%
U.S. Treasury Bills
3.62% due 07/07/26
(l)
$ 1,750,000 $ 1,748,952
3.63% due 07/23/26
(l)
925,000 922,966
Total U.S. Treasury Bills
(Cost $2,671,918) 2,671,918
FOREIGN GOVERNMENT DEBT - 0.1%
Eagle Funding Luxco SARL
5.50% due 08/17/30
(e)
700,000 702,835
Total Foreign Government Debt
(Cost $698,512) 702,835
CONTRACTS/
NOTIONAL
VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(m)
- 0.0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,182,000 2,637
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 1,213,000 1,466
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,213,000 1,103
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,212,000 1,102
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 1,952,000 949
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 728,000 866
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 727,000 865
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 1,458,000 680
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 953,000 463
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 1,459,000 460
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 727,000 339
A
AA
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(m)
- 0.0%
(continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 726,000 $ 229
Total OTC Interest Rate Swaptions Purchased
(Cost $68,504) 11,159
Total Investments - 101.2%
(Cost $659,763,336) $ 660,791,649
OTC INTEREST RATE SWAPTIONS WRITTEN
(m)
- (0.0)%
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 727,000 (2,846)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 726,000 (2,854)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 727,000 (3,758)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 728,000 (3,764)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 953,000 (3,778)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 1,458,000 (5,708)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,459,000 (5,736)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 1,213,000 (6,305)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,952,000 (7,643)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,182,000 (11,341)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 259
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
AA
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(m)
- (0.0)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,425,000 $ (12,605)
Total Interest Rate Swaptions (66,338)
A
AA
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(m)
- (0.0)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Total OTC Interest Rate Swaptions Written
(Premium received $64,980) (66,338)
Other Assets & Liabilities, net - (1.2)% (7,979,448)
Total Net Assets - 100.0% $ 652,745,863
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(c)
Affiliated issuer.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $361,527,535 (cost $365,794,735), or 55.4% of total net assets.
(f)
Security is unsettled at period end and may not have a stated effective rate.
(g)
Value determined based on Level 3 inputs — See Note 3 .
(h)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
( i )
Security is an interest-only strip.
(j)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(k)
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
(l)
Rate indicated is the effective yield at the time of purchase.
(m)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
260 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 $ 20,000,000 $ 380,344 $ (7,223) $ 387,567
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 9,000,000 327,407 — 327,407
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.33% Annually 09/23/27 20,000,000 232,301 340 231,961
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.58% Annually 07/22/30 12,500,000 200,195 340 199,855
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 5,000,000 138,573 (2,389) 140,962
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.88% Annually 07/22/35 5,000,000 45,427 332 45,095
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.83% Annually 11/27/31 8,200,000 28,811 305 28,506
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.85% Annually 11/27/39 1,000,000 27,509 292 27,217
Bank of
America
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.87% Annually 11/27/29 9,000,000 11,168 281 10,887
$ 1,391,735 $ (7,722) $ 1,399,457

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
| 261
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
iShares Core S&P
500 ETF Receive
3.63% (Federal
Funds Rate
+0.00%) At Maturity 09/22/26 38,000 $ 28,457,820 $ (19,258)
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Receive
4.19% (Federal
Funds Rate
+0.56%) At Maturity 02/26/27 40,000 29,870,800 (1,809,169)
$ 58,328,620 $ (1,828,427)
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 2,182,000
$ 2,637
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
1,213,000
1,466
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
1,213,000
1,103
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
1,212,000
1,102
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
1,952,000
949
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
728,000
866
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
727,000
865
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
1,458,000
680
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
953,000
463
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
1,459,000
460
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
727,000
339
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
726,000
229
$ 11,159

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
262 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% $ 727,000 $ (2,846)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 726,000 (2,854)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 727,000 (3,758)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 728,000 (3,764)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 953,000 (3,778)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 1,458,000 (5,708)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 1,459,000 (5,736)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 1,213,000 (6,305)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 1,952,000 (7,643)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 2,182,000 (11,341)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 2,425,000 (12,605)
$ (66,338)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the
Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
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| 263
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 60,228,078 $ — $ — $ 60,228,078
Money Market Funds 47,197,703 — — 47,197,703
Asset-Backed Securities — 170,176,871 6,077,714 176,254,585
Collateralized Mortgage Obligations — 173,996,975 638,335 174,635,310
Corporate Bonds — 110,026,166 1,315,509 111,341,675
Repurchase Agreements — 80,113,420 — 80,113,420
Senior Floating Rate Interests — 7,634,966 — 7,634,966
U.S. Treasury Bills — 2,671,918 — 2,671,918
Foreign Government Debt — 702,835 — 702,835
Interest Rate Swaptions Purchased — 11,159 — 11,159
Interest Rate Swap Agreements
(a)
— 1,399,457 — 1,399,457
Total Assets $ 107,425,781 $ 546,733,767 $ 8,031,558 $ 662,191,106
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions Written $ — $ 66,338 $ — $ 66,338
Equity Index Swap Agreements
(a)
— 1,828,427 — 1,828,427
Total Liabilities $ — $ 1,894,765 $ — $ 1,894,765
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 4,500,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 1,177,323
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 400,391 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 638,335 Third Party Pricing Vendor Price — —
Corporate Bonds 1,315,509
Option adjusted spread off prior
month end broker quote Broker Quote — —
Total Assets $ 8,031,558

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
264 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$1,077,656 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 5,500,000 $ 1,188,184 $ (1,064,826) $ —
Corporate Bonds — 1,350,000 — —
Collateralized Mortgage Obligations — — — —
Total Assets $ 5,500,000 $ 2,538,184 $ (1,064,826) $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ 15,035 $ 439,321 $ 6,077,714 $ 15,035
Corporate Bonds (34,491) — 1,315,509 (34,491)
Collateralized Mortgage Obligations — 638,335 638,335 —
Total Assets $ (19,456) $ 1,077,656 $ 8,031,558 $ (19,456)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due
01/25/56 5.85% 02/01/30 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due
06/25/65 6.08% 08/01/29 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —

SCHEDULE OF INVESTMENTS (Unaudited)
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June 30, 2026
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SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
Deephaven Residential Mortgage Trust 2026-CES1, 5.31%
due 03/25/61 6.31% 04/01/30 — —
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
GCAT Trust 2025-NQM4, 5.53% due 06/25/70 6.73% 07/01/29 — —
GCAT Trust 2025-NQM3, 5.55% due 05/25/70 6.96% 06/01/29 — —
GCAT Trust 2025-NQM2, 5.60% due 04/25/70 7.36% 05/01/28 — —
GCAT Trust 2026-NQM3, 5.61% due 04/25/71 6.61% 05/01/30 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
OBX Trust 2026-NQM9, 5.52% due 04/25/66 6.52% 06/01/30 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29 9.96% 04/01/30
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 — —
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
RCKT Mortgage Trust 2026-CES4, 5.23% due 04/25/56 6.23% 04/01/30 — —
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29 — —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
Saluda Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2026-3, 5.18% due 03/25/71 6.18% 03/01/30 — —
Verus Securitization Trust 2025-7, 5.13% due 08/25/70 6.13% 08/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Vista Point Securitization Trust 2026-CES2, 5.42% due
05/25/56 6.42% 04/01/30 — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ULTRA SHORT DURATION FUND
June 30, 2026
266 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At June 30, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.63% Due
07/01/26
$ 26,556,935 $ 26,562,291 U.S. Treasury Note 4.63%
Due 09/30/28 $ 26,501,700 $ 27,088,112
— — —
J.P. Morgan Securities LLC 3.64%
Due
07/01/26
22,130,779 22,135,254 U.S. Treasury Inflation
Indexed Bond 0.13%
- 0.38% Due 10/15/26
- 01/15/27 2,800 3,634
U.S. Treasury Note 1.00%
- 4.13% Due 07/31/28
- 06/15/29 22,537,600 22,572,131
22,130,779 22,540,400 22,575,765
BNP Paribas 3.62% Due
07/01/26
19,917,701 19,921,707 U.S. Treasury Strips 0.00%
Due 08/15/33 - 05/15/50 52,647,837 18,864,173
U.S. Treasury Inflation
Indexed Bond 3.38% Due
04/15/32 100 203
U.S. Treasury Bond 1.88%
Due 02/15/51 100 57
U.S. Treasury Note 0.5%
- 3.88% Due 06/30/27
- 04/30/31 1,457,900 1,453,713
19,917,701 54,105,937 20,318,146
Bank of Montreal 3.61% Due
07/01/26
11,508,005 11,510,313 U.S. Treasury Note 0.00%
Due 10/01/26 11,852,400 11,739,352
— — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
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June 30, 2026
| 267
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds
Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by
GI. Guggenheim Strategy Fund III  is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund
III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim
Strategy Funds Trust that is no longer offered.
Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
06/30/26
Shares
06/30/26
Investment
Income
Exchange-Traded
Funds
Guggenheim Securitized
Income ETF $ — $ 1,896,987 $ — $ — $ 2,471 $ 1,899,458 37,800 $ —

268 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-end investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Consolidation of Subsidiary
The consolidated schedule of investments of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Schedule of Investments presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.
The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the
Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the
Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
Fund Name Diversification Status
Active INvestment Series (GAINS) - Core Plus Fund Diversified
Active INvestment Series (GAINS) - Limited Duration Fund Diversified
Core Bond Fund Diversified
Floating Rate Strategies Fund Diversified
High Yield Fund Diversified
Limited Duration Fund Diversified
Macro Opportunities Fund Diversified
Municipal Income Fund Diversified
Total Return Bond Fund Diversified
Ultra Short Duration Fund Diversified

THE GUGGENHEIM FUNDS | 269
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

270 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 271
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Investments for which market quotations are not readily available are fair valued as determined in good faith by the
Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s)
“fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A
SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

272 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Speculation: the use of an instrument to express macro-economic and other investment views.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Note 2 ‒ Financial Instruments and Derivatives (continued)

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
Note 2 ‒ Financial Instruments and Derivatives (continued)

274 | THE GUGGENHEIM FUNDS
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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms.
Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the
Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the
Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 2 ‒ Financial Instruments and Derivatives (continued)

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June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
Private funds are valued using the net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in private funds, provided certain conditions are met. As such, the Fund’s investments in private funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each private fund as reported by the administrators and/or investment managers of the underlying private funds. As needed, the reported net asset value is adjusted for investment activity subsequent to the most recent net asset value provided by the private funds' management.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2026.
The Funds are obligated to fund these loan commitments at the borrower’s discretion.
Note 3 ‒ Fair Value Measurement (continued)

276 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
The unfunded loan commitments as of June 30, 2026, were as follows:
Fund Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Active Investment
Series (GAINS) -
Core Plus Fund
Kroll, Inc. 09/13/32 8,000 $ 7,459 $ 8,000 $ 541
Vacation Rental Brands
Holdings 05/06/32 15,427 15,294 15,289 (5)
$ 536
Active Investment
Series (GAINS) -
Limited Duration
Fund
Kroll, Inc. 09/13/32 8,000 7,459 8,000 541
Core Bond Fund
Akso Health Group 07/20/26 1,000,000 1,000,000 1,000,000 —
Cliffwater LLC 04/22/32 150,000 139,304 139,907 603
$ 603
Floating Rate
Strategies Fund
Azuria Water Solutions, Inc. 01/27/33 124,552 124,248 124,122 (126)
Graftech Finance, Inc. 12/21/29 382,877 382,877 365,743 (17,134)
Liquid Tech Solutions
Holdings LLC 10/03/32 200,619 199,708 198,743 (965)
Orsini Bidco BV 11/15/32 EUR 250,980 287,099 283,399 (3,700)
Salas Obrien, Inc. 01/31/33 65,143 64,778 65,142 364
Secretariat Advisors LLC 02/27/32 289,171 287,870 282,847 (5,023)
US Fertility Enterprises LLC 12/30/32 64,884 64,578 64,979 401
$ (26,183)
High Yield Fund
Graftech Finance, Inc. 12/21/29 451,506 451,506 431,301 (20,205)
Secretariat Advisors LLC 02/27/32 51,075 50,846 49,959 (887)
$ (21,092)
Limited Duration
Fund
Datix Bidco Ltd. 10/30/30 246,050 217,088 224,260 7,172
Datix Bidco Ltd. 04/30/31 293,000 293,000 291,364 (1,636)
Kroll, Inc. 09/13/32 440,000 410,251 440,000 29,749
$ 35,285
Macro
Opportunities Fund
Aman OBH1L Mortgage 03/18/30 19,044,643 18,861,676 18,865,586 3,910
Azuria Water Solutions, Inc. 01/27/33 985,412 983,033 982,002 (1,031)
Citrin Cooperman Advisors
LLC 04/01/32 980,000 970,969 950,600 (20,369)
Cliffwater LLC 04/22/32 1,380,000 1,281,595 1,287,138 5,543
Cooper Consumer Health
SAS 05/04/28 EUR 9,200,000 9,836,518 10,222,137 385,619
Curriculum Associates LLC 05/07/32 1,911,584 1,911,584 1,911,584 —
Note 4 ‒ Unfunded Loan Commitments  (continued)

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June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Fund Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Datix Bidco Ltd. 04/30/31 3,640,000 $ 3,640,000 $ 3,619,652 $ (20,348)
Datix Bidco Ltd. 10/30/30 3,078,000 2,718,897 2,805,377 86,480
FR Refuel LLC 11/08/28 30,435 30,316 30,150 (166)
Graftech Finance, Inc. 12/21/29 2,983,552 2,983,552 2,850,038 (133,514)
Hanger, Inc. 10/23/31 243,605 242,519 244,302 1,783
Higginbotham Insurance
Agency, Inc. 05/01/31 1,748,594 1,744,655 1,748,595 3,940
Kerridge Commercial
Systems Bidco Ltd. 11/21/32 GBP 3,920,982 4,848,859 5,200,006 351,147
Kroll, Inc. 09/13/32 1,640,000 1,529,168 1,640,000 110,832
Liquid Tech Solutions
Holdings LLC 10/03/32 615,232 612,439 609,480 (2,959)
Mahseer Holdings LLC 03/16/33 406,897 405,134 408,679 3,545
MB2 Dental Solutions LLC 02/13/31 969,600 860,541 889,668 29,127
Merative, LP 09/30/32 2,357,466 2,297,267 2,357,466 60,199
Polaris Newco LLC 07/31/30 3,202,927 3,202,927 2,791,703 (411,224)
Powergrid Services LLC 07/01/32 293,306 293,306 291,955 (1,351)
Powergrid Services LLC 07/01/30 3,970,437 3,735,409 3,754,302 18,893
Salas Obrien, Inc. 01/31/33 217,143 215,929 217,143 1,214
Secretariat Advisors LLC 02/27/32 405,376 403,553 396,511 (7,042)
US Fertility Enterprises LLC 12/30/32 383,011 381,203 383,569 2,366
Vacation Rental Brands
Holdings 05/06/32 4,291,699 4,254,886 4,253,405 (1,481)
$ 465,113
Total Return Bond
Fund
Akso Health Group 07/20/26 3,775,000 3,775,000 3,775,000 —
Aman OBH1L Mortgage 03/18/30 38,410,714 38,041,170 38,049,579 8,409
Cliffwater LLC 04/22/32 1,874,863 1,741,171 1,748,702 7,530
Datix Bidco Ltd. 10/30/30 2,682,258 2,369,325 2,444,686 75,361
Datix Bidco Ltd. 04/30/31 3,194,733 3,194,733 3,176,875 (17,858)
FR Refuel LLC 11/08/28 940,435 936,757 931,623 (5,134)
Graftech Finance, Inc. 12/21/29 559,867 559,867 534,813 (25,054)
Hanger, Inc. 10/23/31 430,582 428,663 431,814 3,151
Higginbotham Insurance
Agency, Inc. 06/11/31 2,133,600 2,122,761 2,119,475 (3,286)
Higginbotham Insurance
Agency, Inc. 05/01/31 4,859,797 4,848,847 4,859,796 10,949
Kroll, Inc. 09/13/32 2,131,000 1,986,985 2,131,000 144,014
Liquid Tech Solutions
Holdings LLC 10/03/32 817,523 813,812 809,880 (3,932)
MB2 Dental Solutions LLC 02/13/31 1,314,872 1,166,978 1,206,476 39,498
Vacation Rental Brands
Holdings 05/06/32 3,548,133 3,517,699 3,516,474 (1,225)
$ 232,423
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro
GBP — British Pound
Note 4 ‒ Unfunded Loan Commitments  (continued)

278 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Fund Restricted Securities Acquisition Date Cost Value
Active Investment Series (GAINS) -
Core Plus Fund
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 $ 289,950 $ 285,625
Core Bond Fund
Central Storage Safety Project Trust
4.82% due 02/01/38 03/20/18 $ 703,626 $ 657,666
Copper River CLO Ltd.
2006-1A INC due 01/20/21
(a),(b)
05/09/14 — 70
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 3,015,480 2,970,500
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 211,176 198,319
$ 3,930,282 $ 3,826,555
Floating Rate Strategies Fund
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 $ 1,855,680 $ 1,828,000
Mirabela Nickel Ltd.
due 06/24/19
(a)
12/31/13 1,160,811 3,200
$ 3,016,491 $ 1,831,200
High Yield Fund
Mirabela Nickel Ltd.
due 06/24/19
(a)
12/31/13 $ 252,369 $ 695
Limited Duration Fund
Copper River CLO Ltd.
2006-1A INC due 01/20/21
(a),(b)
05/09/14 $ — $ 50
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 6,494,880 6,398,000
$ 6,494,880 $ 6,398,050
Macro Opportunities Fund
Atlas Mara Ltd.
due 12/31/20
(a)
10/01/15 $ 3,376,531 $ 1
Copper River CLO Ltd.
2006-1A INC due 01/20/21
(a),(b)
05/09/14 9,535,500 815
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 48,421,650 47,699,375
Mirabela Nickel Ltd.
due 06/24/19
(a)
12/31/13 1,710,483 4,713
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 3,505,507 3,292,099
$ 66,549,671 $ 50,997,003
Total Return Bond Fund
Atlas Mara Ltd.
due 12/31/20
(a)
10/01/15 $ 1,502,886 $ 1
Central Storage Safety Project Trust
4.82% due 02/01/38 02/02/18 14,523,877 13,482,156
Copper River CLO Ltd.
2006-1A INC due 01/20/21
(a),(b)
05/09/14 1,755,000 150
Freddie Mac Military Housing Bonds
Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due
11/25/55
◊,(c)
12/16/19 12,213,958 8,727,257

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June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(concluded)
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing
Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the
Funds.
Fund Restricted Securities Acquisition Date Cost Value
Freddie Mac Military Housing Bonds
Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due
11/25/55
◊
03/07/18 75,529,230 57,084,102
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 34,098,120 33,589,500
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 3,672,058 3,450,755
$ 143,295,129 $ 116,333,921
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated.
In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
Security is in default of interest and/or principal obligations.
(b)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(c)
Security is an interest-only strip.
Note 5 ‒ Restricted Securities (continued)

280 | THE GUGGENHEIM FUNDS
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.